                                                     ---------------------------
                                                             OMB APPROVAL
                                                     ---------------------------
                                                     OMB Number: 3235-0570
                                                     Expires: September 30, 2007
                                                     Estimated average burden
                                                     hours per response: 19.4
                                                     ---------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-09913

                           AIM Counselor Series Trust
               (Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 100 Houston, Texas                              77046
  (Address of principal executive offices)                            (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31____

Date of reporting period: 8/31/06

Item 1. Reports to Stockholders.

                                              AIM ADVANTAGE HEALTH SCIENCES FUND
                                 Annual Report to Shareholders o August 31, 2006


                              [COVER GLOBE IMAGE]


SECTOR EQUITY

Sectors

Table of Contents

Supplemental Information             2
Letters to Shareholders              3
Performance Summary                  5
Management Discussion                5
Fund Expenses                        7
Long-term Fund Performance           8
Approval of Advisory Agreement      10
Schedule of Investments            F-1
Financial Statements               F-4
Notes to Financial Statements      F-8
Financial Highlights              F-16
Auditor's Report                  F-20
Tax Disclosures                   F-21
Trustees and Officers             F-22

[AIM INVESTMENT SOLUTIONS]

[GRAPHIC]         [GRAPHIC]         [GRAPHIC]

[DOMESTIC      [INTERNATIONAL/       [SECTOR
 EQUITY]       GLOBAL EQUITY]        EQUITY]

[GRAPHIC]         [GRAPHIC]         [GRAPHIC]

[FIXED           [ALLOCATION      [DIVERSIFIED
INCOME]           SOLUTIONS]       PORTFOLIOS]


[AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--

AIM ADVANTAGE HEALTH SCIENCES FUND

AIM ADVANTAGE HEALTH SCIENCES FUND seeks capital growth.

o Unless otherwise stated, information presented in this report is as of August 31, 2006, and is based on total net assets.


ABOUT SHARE CLASSES                          ance due to higher brokerage commissions      net asset values for shareholder
                                             and may also result in taxable gain           transactions and the returns based on
o Class B shares are not available as an     distributions to the Fund's                   those net asset values may differ from
investment for retirement plans              shareholders.                                 the net asset values and returns
maintained pursuant to Section 401 of                                                      reported in the Financial Highlights.
the Internal Revenue Code, including         o The Fund is non-diversified and a
401(k) plans, money purchase pension         single-sector mutual fund which increase      o Industry classifications used in this
plans and profit sharing plans. Plans        the risk of wider share price                 report are generally according to the
that had existing accounts invested in       fluctuation.                                  Global Industry Classification Standard,
Class B shares prior to September 30,                                                      which was developed by and is the
2003, will continue to be allowed to         ABOUT INDEXES USED IN THIS REPORT             exclusive property and a service mark of
make additional purchases.                                                                 Morgan Stanley Capital International
                                             o The unmanaged LIPPER HEALTH/                Inc. and Standard & Poor's.
PRINCIPAL RISKS OF INVESTING IN THE FUND     BIOTECHNOLOGY FUNDS INDEX represents an
                                             average of the 30 largest health and          The Fund provides a complete list of its
o Foreign securities have additional         biotechnology funds tracked by Lipper         holdings four times in each fiscal year,
risks, including exchange rate changes,      Inc., an independent mutual fund              at the quarterends. For the second and
political and economic upheaval, the         performance monitor.                          fourth quarters, the lists appear in the
relative lack of information about these                                                   Fund's semiannual and annual reports to
companies, relatively low market             o The MORGAN STANLEY HEALTH CARE PRODUCT      shareholders. For the first and third
liquidity and the potential lack of          INDEX is an equal-dollar weighted index       quarters, the Fund files the lists with
strict financial and accounting controls     of companies involved in the business of      the Securities and Exchange Commission
and standards.                               pharmaceuticals, including biotechnology      (SEC) on Form N-Q. The most recent list
                                             and medical technology.                       of portfolio holdings is available at
o Investing in a fund that invests in                                                      AIMinvestments.com. From our home page,
smaller companies involved risks not         o The unmanaged STANDARD & POOR'S             click on Products & Performance, then
associated with investing in more            COMPOSITE INDEX OF 500 STOCKS (the S&P        Mutual Funds, then Fund Overview. Select
established companies, such as business      500--Registered Trademark-- Index) is an      your Fund from the drop-down menu and
risk, stock price fluctuations and           index of common stocks frequently used        click on Complete Quarterly Holdings.
illiquidity.                                 as a general measure of U.S. stock            Shareholders can also look up the Fund's
                                             market performance.                           Forms N-Q on the SEC Web site at
o Equity stocks are subject to market                                                      sec.gov. Copies of the Fund's Forms N-Q
risk, meaning equity stock prices vary       o A direct investment cannot be made in       may be reviewed and copied at the SEC
and may fall, thus reducing the value        an index. Unless otherwise indicated,         Public Reference Room in Washington,
of the Fund's investments. Certain stocks    index results include reinvested              D.C. You can obtain information on the
selected for the Fund's portfolio may        dividends, and they do not reflect sales      operation of the Public Reference Room,
decline in value more than the overall       charges. Performance of an index of           including information about duplicating
stock market.                                funds reflects fund expenses;                 fee charges, by calling 202-942-8090 or
                                             performance of a market index does not.       800-732-0330, or by electronic request
o The Fund may use enhanced investment                                                     at the following e-mail address:
techniques such as leverage,                 o The Fund is not managed to track the        publicinfo@sec.gov. The SEC file numbers
derivatives, and short sales. Leveraging     performance of any particular index,          for the Fund are 811-09913 and
entails special risks such as magnifying     including the indexes defined here, and       333-36074.
changes in the value of the portfolio's      consequently, the performance of the
securities. Derivatives are subject to       Fund may deviate significantly from the       A description of the policies and
counter party risk-the risk that the         performance of the indexes.                   procedures that the Fund uses to
other party will not complete the                                                          determine how to vote proxies relating
transaction with the Fund. Short sales       OTHER INFORMATION                             to portfolio securities is available
carry the risk of buying a security back                                                   without charge, upon request, from our
at a higher price at which the Fund's        o The returns shown in the management's       Client Services department at
exposure is unlimited.                       discussion of Fund performance are based      800-959-4246 or on the AIM Web site,
                                             on net asset values calculated for            AIMinvestments.com. On the home page,
o Portfolio turnover is greater than         shareholder transactions. Generally           scroll down and click on AIM Funds Proxy
most funds, which may affect the Fund's      accepted accounting principles require        Policy. The information is also
perform-                                     adjustments to be made to the net assets      available on the SEC Web site, sec.gov.
                                             of the Fund at period end for financial
                                             reporting purposes, and as such, the          Information regarding how the Fund voted
                                                                                           proxies related to its portfolio
                                                                                           securities during the 12 months ended
                                                                                           June 30, 2006, is available at our Web
                                                                                           site. Go to AIMinvestments.com, access
                                                                                           the About Us tab, click on Required
                                                                                           Notices and then click on Proxy Voting
                                                                                           Activity. Next, select the Fund from the
                                                                                           drop-down menu. The information is also
                                                                                           available on the SEC Web site, sec.gov.

=================================================================================          =========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                  FUND NASDAQ SYMBOLS
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                             Class A Shares                    IAGHX
=================================================================================          Class B Shares                    IGHBX
                                                                                           Class C Shares                    IGHCX
======================================================                                     =========================================
NOT FDIC INSURED   MAY LOSE VALUE    NO BANK GUARANTEE
======================================================


AIMinvestments.com

                                        2

AIM ADVANTAGE HEALTH SCIENCES FUND



                    Dear Shareholders of The AIM Family of Funds--Registered Trademark--:

                    We're pleased to provide you with this report, which
     [TAYLOR        includes a discussion of how your Fund was managed during
      PHOTO]        the period under review in this report, and what factors
                    affected its performance. That discussion begins on page 5.

                       It's been said nothing is certain but death and taxes. We
  PHILIP TAYLOR     would venture to add that one other thing is certain:
                    Markets change--and change often--in the short term, in response to constantly changing economic, geopolitical and other factors. For example, domestic and global markets were generally strong from November 2005 through April 2006, as economic growth appeared robust and inflation seemed contained. But as new economic data suggested inflation might be higher than previously estimated in the U.S. and elsewhere, those same markets often demonstrated weakness and volatility in the May-August period.

                       While we can't do anything about the ambiguity and
                    uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments--Registered Trademark-- can help by offering a broad product line that gives your financial advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                       We've changed the look of our annual reports to reflect
                    that belief. In our marketing and now our shareholder literature, we represent a fully diversified portfolio graphically as an allocation pie chart and assign each asset class a color--green for domestic equity, blue for international, orange for sector and purple for fixed income. A legend in the left column illustrates the methodology. Your report cover now shows your Fund's asset class color, plus the asset class and sub-asset class name are shown in the upper-left corner. The reason for these changes is to help you better understand where your Fund fits into your overall portfolio.

                       AIM has a variety of investment solutions, and knowing
                    which ones are right for your portfolio is complex. That's why we also believe in the value of a trusted financial advisor who will work with you to create an investment plan you can stick with for the long term. Your financial advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                       At a recent meeting of the AIM Funds board, Robert H.
                    Graham relinquished his position as president of AIM Funds, a post customarily held by the chief executive officer of AIM Investments. Bob--one of three founders of AIM Investments in 1976--has a well-earned reputation for being one of the most knowledgeable leaders in the mutual fund industry. As I assume Bob's previous responsibilities, I'm pleased that he'll remain actively involved as the vice chair of AIM Funds.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building enduring solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                       Information about investing, the markets and your Fund is
                    always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                    Sincerely,

                    /S/ PHILIP TAYLOR

                    Philip Taylor
                    President -- AIM Funds
                    CEO, AIM Investments

                    October 18, 2006



                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM ADVANTAGE HEALTH SCIENCES FUND


                    Dear Fellow AIM Fund Shareholders:

                    At our meeting at the end of June, your Board completed its
    [CROCKETT       comprehensive review* of each fund's advisory agreement with
      PHOTO]        A I M Advisors, Inc. (AIM) to make certain your interests
                    are being served in terms of fees, performance and operations.

                       Looking ahead, your Board finds many reasons to be BRUCE L. CROCKETT positive about AIM's management and strategic direction.
                    Most importantly, AIM management's investment management discipline is paying off in terms of improved overall performance. While work remains to be done, AIM's complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000 for the periods ended August 31, 2006. We are also pleased with AIM management's efforts to seek more cost-effective ways of delivering superior service.

                       In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $429 billion globally as of August 31, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                       The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                       Your Board is very pleased with the overall direction and
                    progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                    Sincerely,

                    /s/ BRUCE L. CROCKETT


                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    October 18, 2006


                    *To learn more about all the factors we considered before
                     approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this annual report on pages 10-11.

AIM ADVANTAGE HEALTH SCIENCES FUND

MANAGEMENT'S DISCUSSION                                                                       The Fund's investments also include
OF FUND PERFORMANCE                                                                        securities of privately held venture
================================================================================           capital companies considered illiquid.

   PERFORMANCE SUMMARY                                                                        We seek to manage risk by generally:

   AIM Advantage Health Sciences Fund posted gains and excluding sales charges,            o  Limiting investments in a single
   outperformed all of its benchmark indexes for the fiscal year ended August                 stock.
   31, 2006. The Fund outperformed the S&P 500 Index as pharmaceutical stocks
   outperformed during the last four months of the reporting period. The Fund              o  Diversifying across industries.
   outperformed its style-specific index, as represented by the Morgan Stanley
   Health Care Product Index, aided by stock selection mostly within health care           o  Monitoring political trends that
   equipment and pharmaceuticals.                                                             could negatively affect a specific
                                                                                              industry.
      Your Fund's long-term performance appears on pages 8 and 9.
                                                                                           o  We may sell a holding when:
   FUND VS. INDEXES
                                                                                           o  We identify a more attractive
   Total returns, 8/31/05-8/31/06, excluding applicable sales charges. If sales               investment opportunity.
   charges were included, returns would be lower.
                                                                                           o  We see a deterioration of a company's
   Class A Shares                                                       9.10%                 fundamentals.

   Class B Shares                                                       8.25               o  A company fails to capitalize on a
                                                                                              market opportunity.
   Class C Shares                                                       8.26
                                                                                           o  A change in management occurs.
   S&P 500 Index (Broad Market Index)                                   8.87
                                                                                           MARKET CONDITIONS AND YOUR FUND
   Morgan Stanley Health Care Product Index (Style-specific Index)      6.97
                                                                                           Despite widespread concern about the
   Lipper Health/Biotechnology Funds Index (Peer Group Index)           4.25               potential impact of rising short-term
                                                                                           interest rates, historically high energy
================================================================================           prices, ongoing concern about a housing
                                                                                           bubble and the long-term economic
HOW WE INVEST                                mercial potential of each company's           effects of two devastating Gulf Coast
                                             current and prospective products,             hurricanes, equity markets generally
We seek health care stocks of all market     especially products that meet otherwise       generated positive returns for the
capitalizations we believe are               unfilled market segments.                     fiscal year. The U.S. Federal Reserve
attractively priced and have the                                                           Board (the Fed) continued its tightening
potential to benefit from long-term             In addition, we may short                  policy, raising the key federal funds
earnings and cash flow growth.               stocks--borrowing a stock when we             rate to 5.25% as Ben Bernanke became the
                                             believe it is likely to decline in            new Fed Chairman. After 17 consecutive
   We typically invest in four segments      value, later replacing it at a lower          rate increases, the Fed left its key
of the health care sector:                   price, allowing us to profit from the         policy rate unchanged at 5.25% at its
pharmaceuticals, biotechnology, medical      decline. We may, for example, short           August 8, 2006, meeting--the first
technology and health services. We look      stocks of companies that our research         policy meeting without a hike since May
for companies that are financially           suggests are facing product                   2004.
healthy and, in our opinion, likely to       obsolescence.
sustain their profitability. We assess                                                        Against this backdrop, health care
the long-term com-                                                                         was one of the worst performing sectors
                                                                                           for the first quarter of 2006. However,
==========================================   ==========================================    this trend reversed when the market
                                                                                           rotated toward more defensive stocks
         PORTFOLIO COMPOSITION                     TOP 10 EQUITY LONG HOLDINGS*            beginning in May. Strong stock selection
                                                                                           in the health care equipment,
By industry, based on total investments       1. Roche Holding A.G.                        pharmaceuticals and health care
Long and short positions                         (Switzerland)                    6.3%     providers and services industries helped
                                                                                           the Fund outperform its style-specific
Pharmaceuticals                    25.60%     2. Johnson & Johnson                4.9      index while the biotechnology industries
                                                                                           detracted from performance.
Biotechnology                       19.1      3. Gilead Sciences, Inc.            4.3

Health Care Equipment               17.0      4. Novartis A.G.-ADR                                                      (continued)
                                                 (Switzerland)                    4.2
Health Care Services                 9.0
                                              5. Genzyme Corp.                    4.2
Life Sciences Tools & Services       6.7
                                              6. DaVita, Inc.                     3.5
Managed Health Care                  5.7
                                              7. Mentor Corp.                     3.4
Health Care Technology               2.2
                                              8. Allergan, Inc.                   3.2
Industrial Conglomerates             1.6
                                              9. Medco Health Solutions, Inc.     3.1
Drug Retail                          1.5
                                             10. Amgen Inc.                       2.9
Health Care Facilities               0.8
                                             Total Net Assets          $149.5 million
Life & Health Insurance              0.4
                                             Number of Long Holdings*             101      The Fund's holdings are subject to
Health Care Supplies                 0.4                                                   change, and there is no assurance that
                                             Number of Short Holdings               2      the Fund will continue to hold any
Health Care Distributors             0.4                                                   particular security.

Money Market Holdings                9.6                                                   *Excluding money market fund holdings.

==========================================   ==========================================

AIM ADVANTAGE HEALTH SCIENCES FUND


   Throughout the year, two of the              We decreased our foreign exposure by                           Derek M. Taner
Fund's privately held medical device         selling off the majority of Japanese
companies, DEXCOM and MASIMO, were among     holdings as these stocks hit our price                            Chartered Financial
our top contributors to performance.         targets and valuations became less                  [TANER        Analyst, portfolio
Dexcom, which makes monitoring systems       compelling. In addition, we increased               PHOTO]        manager, is manager
for diabetic patients, continued to do       portfolio concentration by decreasing                             of AIM Advantage
well since its initial public offering       the number of holdings, including money                           Health Sciences
last year amid increasing prospects that     market funds. At the industry level, we                           Fund. Mr. Taner
its product may get Food and Drug            reduced our exposure to pharmaceuticals       began his investment career in 1993 with
Administration (FDA) approval. We sold       and increased biotechnology and health        another employer, where he worked as a
the position as the stock reached our        care services. Finally, we positioned         fixed income analyst, assistant
price target. Masimo, which develops         the Fund in anticipation of the impact        portfolio manager and manager of a
products for the noninvasive monitoring      of the Medicare Modernization Act. This       health care fund. Mr. Taner assumed his
of patient vital signs, was a notable        landmark legislation, passed in 2003,         current position with AIM in 2005. He
contributor as investors were encouraged     and effective January 2006, provided          earned a B.S. in accounting and an
by its recent victory in a court case        seniors and individuals with                  M.B.A. from the Haas School of Business
involving patent infringement and news       disabilities with a prescription drug         at the University of California at
of an upcoming initial public offering.      benefit and improved health care              Berkeley.
                                             benefits under Medicare.
   One of the Fund's top holdings, ROCHE                                                   Assisted by the Global Health Care Team
HOLDING, a Swiss drug company, was also      IN CLOSING
a strong contributor to our performance
for the period. The company has very few     We would like to thank any new
expiring patents. It remained one of our     shareholders who joined the Fund during
top performing stocks due to its             the period and thank existing
significant ownership of Genentech, a        shareholders for their continued
biotech company that continued to see        commitment to AIM Advantage Health
positive indications related to its          Sciences Fund.
cancer drug Avastin--Registered
Trademark--.                                 THE VIEWS AND OPINIONS EXPRESSED IN
                                             MANAGEMENT'S DISCUSSION OF FUND
   Despite positive performance, a few       PERFORMANCE ARE THOSE OF A I M ADVISORS,
holdings detracted from Fund                 INC. THESE VIEWS AND OPINIONS ARE
performance. NABI BIOPHARMACEUTICALS, a      SUBJECT TO CHANGE AT ANY TIME BASED ON
small biotechnology company, was a           FACTORS SUCH AS MARKET AND ECONOMIC
performance detractor during the period.     CONDITIONS. THESE VIEWS AND OPINIONS MAY
Shares of the stock declined after the       NOT BE RELIED UPON AS INVESTMENT ADVICE
company announced that its flagship          OR RECOMMENDATIONS, OR AS AN OFFER FOR A
product, StaphVAX--Registered                PARTICULAR SECURITY. THE INFORMATION IS
Trademark--, had a disappointing             NOT A COMPLETE ANALYSIS OF EVERY ASPECT
clinical trial. We sold the stock after      OF ANY MARKET, COUNTRY, INDUSTRY,
the announcement. In addition, TARO          SECURITY OR THE FUND. STATEMENTS OF FACT
PHARMACEUTICAL INDUSTRIES, a generic         ARE FROM SOURCES CONSIDERED RELIABLE,
pharmaceutical producer, reported            BUT A I M ADVISORS, INC. MAKES NO
disappointing earnings. Generics in          REPRESENTATION OR WARRANTY AS TO THEIR
general came under pressure due to a         COMPLETENESS OR ACCURACY. ALTHOUGH
weaker pricing environment. Taro was         HISTORICAL PERFORMANCE IS NO GUARANTEE
affected by this trend as well as a lack     OF FUTURE RESULTS, THESE INSIGHTS MAY
of generic drug approvals. This resulted     HELP YOU UNDERSTAND OUR INVESTMENT
in the sale of all shares from the           MANAGEMENT PHILOSOPHY.
portfolio.
                                                   See important Fund and index
   We marginally used our ability to          disclosures on the inside front cover.
sell short during the
period--approximately 2% of
assets--which resulted in mixed
performance. We also used our ability to
leverage, as much as 15% of Fund assets,
to enhance Fund returns during the
period. We borrowed through a line of
credit and our leveraging strategy was a
positive contributor to Fund
performance.


                                               FOR A PRESENTATION OF YOUR FUND'S
                                               LONG-TERM PERFORMANCE, PLEASE SEE
                                               PAGES 8 AND 9.

AIM ADVANTAGE HEALTH SCIENCES FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested,           The hypothetical account values and
                                             to estimate the expenses that you paid        expenses may not be used to estimate the
As a shareholder of the Fund, you incur      over the period. Simply divide your           actual ending account balance or
two types of costs: (1) transaction          account value by $1,000 (for example, an      expenses you paid for the period. You
costs, which may include sales charges       $8,600 account value divided by $1,000 =      may use this information to compare the
(loads) on purchase payments; contingent     8.6), then multiply the result by the         ongoing costs of investing in the Fund
deferred sales charges on redemptions;       number in the table under the heading         and other funds. To do so, compare this
and redemption fees, if any; and (2)         entitled "Actual Expenses Paid During         5% hypothetical example with the 5%
ongoing costs, including management          Period" to estimate the expenses you          hypothetical examples that appear in the
fees; distribution and/or service fees       paid on your account during this period.      shareholder reports of the other funds.
(12b-1); and other Fund expenses. This
example is intended to help you              HYPOTHETICAL EXAMPLE FOR                         Please note that the expenses shown
understand your ongoing costs (in            COMPARISON PURPOSES                           in the table are meant to highlight your
dollars) of investing in the Fund and to                                                   ongoing costs only and do not reflect
compare these costs with ongoing costs       The table below also provides                 any transactional costs, such as sales
of investing in other mutual funds. The      information about hypothetical account        charges (loads) on purchase payments,
example is based on an investment of         values and hypothetical expenses based        contingent deferred sales charges on
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and        redemptions, and redemption fees, if
period and held for the entire period        an assumed rate of return of 5% per year      any. Therefore, the hypothetical
March 1, 2006, through August 31, 2006.      before expenses, which is not the Fund's      information is useful in comparing
                                             actual return. The Fund's actual              ongoing costs only, and will not help
ACTUAL EXPENSES                              cumulative total returns at net asset         you determine the relative total costs
                                             value after expenses for the six months       of owning different funds. In addition,
The table below provides information         ended August 31, 2006, appear in the          if these transactional costs were
about actual account values and actual       table "Cumulative Total Returns" on page      included, your costs would have been
expenses. You may use the information in     9.                                            higher.
this table,

====================================================================================================================================

                                             ACTUAL                           HYPOTHETICAL
                                                                    (5% ANNUAL RETURN BEFORE EXPENSES)

             BEGINNING              ENDING           EXPENSES          ENDING             EXPENSES           ANNUALIZED
SHARE      ACCOUNT VALUE         ACCOUNT VALUE     PAID DURING      ACCOUNT VALUE        PAID DURING          EXPENSE
CLASS        (3/1/06)            (8/31/06)(1)        PERIOD(2)        (8/31/06)            PERIOD(2)           RATIO
  A          $1,000.00             $967.00            $16.70          $1,008.23             $17.05              3.37%
  B           1,000.00              962.70             20.38           1,004.44              20.82              4.12
  C           1,000.00              963.20             20.39           1,004.44              20.82              4.12



(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2006, through August
    31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended August 31, 2006, appear in the table "Cumulative Total Returns" on page
    9.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM ADVANTAGE HEALTH SCIENCES FUND

YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT
Fund data from 1/23/92, index data from 1/31/92


================================================================================

                                [MOUNTAIN CHART]

  DATE          AIM ADVANTAGE HEALTH-       S&P 500         LIPPER HEALTH/
                    SCIENCES FUND            INDEX        BIOTECHNOLOGY FUNDS
                   CLASS A SHARES                               INDEX
1/23/92               $ 9450
   1/92                 9457                $10000              $10000
   2/92                 9294                 10129                9549
   3/92                 8935                  9933                8939
   4/92                 8597                 10224                8362
   5/92                 8793                 10274                8588
   6/92                 8325                 10121                8248
   7/92                 8759                 10534                8674
   8/92                 8454                 10319                8384
   9/92                 8352                 10440                8125
  10/92                 8562                 10476                8399
  11/92                 8969                 10832                9013
  12/92                 8939                 10965                9036
   1/93                 8783                 11056                8646
   2/93                 7720                 11207                7514
   3/93                 7638                 11443                7639
   4/93                 7549                 11167                7695
   5/93                 7720                 11465                8127
   6/93                 7693                 11498                8128
   7/93                 7557                 11452                7926
   8/93                 7741                 11886                8104
   9/93                 8020                 11794                8383
  10/93                 8258                 12038                8821
  11/93                 8135                 11923                8802
  12/93                 8446                 12068                9175
   1/94                 9014                 12478                9651
   2/94                 8896                 12139                9371
   3/94                 8384                 11611                8742
   4/94                 8432                 11760                8806
   5/94                 8383                 11952                8882
   6/94                 7836                 11659                8421
   7/94                 7885                 12042                8611
   8/94                 8467                 12534                9522
   9/94                 8556                 12228                9625
  10/94                 8577                 12503                9645
  11/94                 8514                 12048                9501
  12/94                 8632                 12226                9556
   1/95                 9089                 12543                9916
   2/95                 9443                 13031               10183
   3/95                 9837                 13415               10583
   4/95                 9997                 13810               10512
   5/95                10025                 14361               10530
   6/95                10690                 14694               10924
   7/95                11411                 15181               11658
   8/95                12027                 15219               11902
   9/95                12796                 15861               12574
  10/95                12824                 15804               12564
  11/95                13225                 16497               13238
  12/95                14445                 16815               14009
   1/96                15386                 17387               14661
   2/96                15851                 17548               14805
   3/96                15845                 17717               14954
   4/96                16704                 17978               15260
   5/96                17265                 18441               15536
   6/96                16253                 18512               15015
   7/96                14452                 17694               13820
   8/96                15422                 18068               14639
   9/96                16191                 19084               15531
  10/96                15401                 19610               14912
  11/96                15971                 21091               15336
  12/96                15791                 20673               15821
   1/97                16926                 21964               16605
   2/97                16884                 22137               16660
   3/97                15800                 21229               15400
   4/97                15972                 22495               15401
   5/97                17073                 23870               16948
   6/97                18001                 24931               17805
   7/97                18637                 26915               18384
   8/97                17597                 25408               17891
   9/97                18705                 26799               19325
  10/97                18268                 25905               18841
  11/97                18987                 27103               18981
  12/97                18560                 27568               19070
   1/98                19594                 27873               19466
   2/98                20190                 29882               20558
   3/98                21153                 31411               21331
   4/98                21421                 31732               21487
   5/98                20933                 31188               20862
   6/98                22053                 32454               21466
   7/98                21971                 32111               21226
   8/98                19607                 27471               18127
   9/98                21574                 29233               20350
  10/98                22055                 31607               21127
  11/98                23069                 33522               22219
  12/98                24560                 35452               24028
   1/99                24906                 36934               24421
   2/99                24639                 35786               23787
   3/99                25056                 37218               24398
   4/99                23735                 38659               23215
   5/99                22952                 37747               23091
   6/99                22814                 39836               24211
   7/99                22452                 38598               24241
   8/99                23370                 38407               24906
   9/99                21965                 37355               23106
  10/99                23138                 39718               24201
  11/99                23863                 40525               25221
  12/99                24378                 42909               26513
   1/00                26292                 40753               28407
   2/00                34153                 39983               32345
   3/00                26342                 43892               29014
   4/00                24772                 42572               28718
   5/00                25079                 41699               29238
   6/00                32638                 42726               34233
   7/00                30660                 42058               33175
   8/00                35443                 44669               36149
   9/00                37673                 42312               37734
  10/00                35341                 42132               37266
  11/00                31160                 38813               36122
  12/00                32235                 39003               38093
   1/01                28825                 40386               34945
   2/01                27308                 36706               34592
   3/01                24203                 34382               30658
   4/01                25065                 37052               33037
   5/01                25789                 37301               34285
   6/01                25944                 36393               34718
   7/01                25651                 36035               33650
   8/01                25133                 33781               33193
   9/01                24530                 31053               31402
  10/01                25339                 31646               32451
  11/01                26824                 34073               34084
  12/01                26271                 34371               34108
   1/02                24821                 33870               32077
   2/02                24218                 33217               31041
   3/02                24218                 34466               31903
   4/02                22838                 32377               30287
   5/02                22940                 32140               29405
   6/02                21975                 29851               27022
   7/02                20992                 27525               26033
   8/02                20423                 27705               25700
   9/02                20009                 24697               24836
  10/02                20509                 26868               25756
  11/02                19594                 28448               26200
  12/02                19095                 26778               25169
   1/03                19181                 26078               25073
   2/03                18956                 25686               24521
   3/03                19715                 25935               25396
   4/03                20939                 28070               26660
   5/03                22128                 29547               28936
   6/03                22765                 29925               29614
   7/03                22834                 30453               30621
   8/03                22231                 31045               30228
   9/03                22300                 30717               30355
  10/03                22197                 32453               30761
  11/03                23130                 32739               31590
  12/03                24198                 34454               32853
   1/04                25234                 35087               34266
   2/04                25355                 35574               34701
   3/04                24906                 35038               34566
   4/04                24924                 34488               35126
   5/04                25200                 34961               34982
   6/04                25251                 35640               35086
   7/04                23801                 34461               32582
   8/04                23870                 34599               32827
   9/04                23784                 34974               33703
  10/04                23561                 35508               33104
  11/04                23733                 36944               34409
  12/04                26028                 38201               36709
   1/05                24802                 37270               35459
   2/05                24975                 38054               35297
   3/05                24975                 37381               34645
   4/05                25440                 36672               35582
   5/05                25801                 37838               36587
   6/05                25956                 37892               37149
   7/05                27215                 39301               39255
   8/05                28249                 38942               39684
   9/05                28215                 39257               40047
  10/05                27490                 38603               39115
  11/05                28144                 40061               40183
  12/05                28749                 40075               40921
   1/06                31061                 41136               42224
   2/06                31871                 41248               42743
   3/06                31785                 41761               42466
   4/06                30870                 42321               41002
   5/06                29302                 41105               39593
   6/06                29284                 41159               39672
   7/06                29647                 41413               40172
   8/06                30823                 42397               41370
================================================================================
                                                             SOURCE: LIPPER INC.

Past performance cannot guarantee            taxes a shareholder would pay on Fund         each segment representing a percent
comparable future results.                   distributions or sale of Fund shares.         change in the value of the investment.
                                             Performance of the indexes does not           In this chart, each segment represents a
   The data shown in the chart include       reflect the effects of taxes.                 doubling, or 100% change, in the value
reinvested distributions, applicable                                                       of the investment. In other words, the
sales charges, Fund expenses and                This chart, which is a logarithmic         space between $5,000 and $10,000 is the
management fees. Index results include       chart, presents the fluctuations in the       same size as the space between $10,000
reinvested dividends, but they do not        value of the Fund and its indexes. We         and $20,000 and so on.
reflect sales charges. Performance of an     believe that a logarithmic chart is more
index of funds reflects fund expenses        effective than other types of charts in
and management fees; performance of a        illustrating changes in value during the
market index does not. Performance shown     early years shown in the chart. The
in the chart and table(s) does not           vertical axis, the one that indicates
reflect deduction of                         the dollar value of an investment, is
                                             constructed with

AIM ADVANTAGE HEALTH SCIENCES FUND


=======================================      =======================================       =======================================

      AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                    CUMULATIVE TOTAL RETURNS

As of 8/31/06, including applicable          As of 6/30/06, the most recent calendar       6 months ended 8/31/06, excluding
sales charges                                quarter-end, including applicable sales       applicable sales charges
                                             charges
CLASS A SHARES                                                                             Class A Shares         -3.30%
Inception (1/23/92)            8.01%         CLASS A SHARES                                Class B Shares         -3.73
10 Years                       6.56          Inception (1/23/92)            7.73%          Class C Shares         -3.68
 5 Years                       2.99          10 Years                       5.46
 1 Year                        3.12           5 Years                       1.30           =======================================
                                              1 Year                        6.59
CLASS B SHARES
Inception (5/15/01)            3.16%         CLASS B SHARES
 5 Years                       2.69          Inception (5/15/01)            2.27%
 1 Year                        3.25           5 Years                       0.94
                                              1 Year                        7.00
CLASS C SHARES
Inception (5/15/01)            2.68%         CLASS C SHARES
 5 Years                       2.70          Inception (5/15/01)            1.78%
 1 Year                        7.26           5 Years                       0.96
                                              1 Year                       10.97
=======================================      =======================================

THE PERFORMANCE DATA QUOTED REPRESENT        AND CLASS B AND CLASS C SHARE
PAST PERFORMANCE AND CANNOT GUARANTEE        PERFORMANCE REFLECTS THE APPLICABLE
COMPARABLE FUTURE RESULTS; CURRENT           CONTINGENT DEFERRED SALES CHARGE (CDSC)
PERFORMANCE MAY BE LOWER OR HIGHER.          FOR THE PERIOD INVOLVED. THE CDSC ON
PLEASE VISIT AIMinvestments.com FOR THE      CLASS B SHARES DECLINES FROM 5%
MOST RECENT MONTH-END PERFORMANCE.           BEGINNING AT THE TIME OF PURCHASE TO 0%
PERFORMANCE FIGURES REFLECT REINVESTED       AT THE BEGINNING OF THE SEVENTH YEAR.
DISTRIBUTIONS, CHANGES IN NET ASSET          THE CDSC ON CLASS C SHARES IS 1% FOR THE
VALUE AND THE EFFECT OF THE MAXIMUM          FIRST YEAR AFTER PURCHASE.
SALES CHARGE UNLESS OTHERWISE STATED.
INVESTMENT RETURN AND PRINCIPAL VALUE        THE PERFORMANCE OF THE FUND'S SHARE
WILL FLUCTUATE SO THAT YOU MAY HAVE A        CLASSES WILL DIFFER PRIMARILY DUE TO
GAIN OR LOSS WHEN YOU SELL SHARES.           DIFFERENT SALES CHARGE STRUCTURES AND
                                             CLASS EXPENSES.
CLASS A SHARE PERFORMANCE REFLECTS
THE MAXIMUM 5.50% SALES CHARGE,              HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                             REIMBURSED EXPENSES, PERFORMANCE WOULD
                                             HAVE BEEN LOWER.

AIM ADVANTAGE HEALTH SCIENCES FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Counselor       o The quality of services to be provided      Board also reviewed more recent Fund
Series Trust (the "Board") oversees the      by AIM. The Board reviewed the                performance, which did not change their
management of AIM Advantage Health           credentials and experience of the             conclusions.
Sciences Fund (the "Fund") and, as           officers and employees of AIM who will
required by law, determines annually         provide investment advisory services to       o Meetings with the Fund's portfolio
whether to approve the continuance of        the Fund. In reviewing the                    managers and investment personnel. With
the Fund's advisory agreement with A I M     qualifications of AIM to provide              respect to the Fund, the Board is
Advisors, Inc. ("AIM"). Based upon the       investment advisory services, the Board       meeting periodically with such Fund's
recommendation of the Investments            considered such issues as AIM's               portfolio managers and/or other
Committee of the Board, at a meeting         portfolio and product review process,         investment personnel and believes that
held on June 27, 2006, the Board,            various back office support functions         such individuals are competent and able
including all of the independent             provided by AIM and AIM's equity and          to continue to carry out their
trustees, approved the continuance of        fixed income trading operations. Based        responsibilities under the Advisory
the advisory agreement (the "Advisory        on the review of these and other              Agreement.
Agreement") between the Fund and AIM for     factors, the Board concluded that the
another year, effective July 1, 2006.        quality of services to be provided by         o Overall performance of AIM. The Board
                                             AIM was appropriate and that AIM              considered the overall performance of
   The Board considered the factors          currently is providing satisfactory           AIM in providing investment advisory and
discussed below in evaluating the            services in accordance with the terms of      portfolio administrative services to the
fairness and reasonableness of the           the Advisory Agreement.                       Fund and concluded that such performance
Advisory Agreement at the meeting on                                                       was satisfactory.
June 27, 2006 and as part of the Board's     o The performance of the Fund relative
ongoing oversight of the Fund. In their      to comparable funds. The Board reviewed       o Fees relative to those of clients of
deliberations, the Board and the             the performance of the Fund during the        AIM with comparable investment
independent trustees did not identify        past one, three and five calendar years       strategies. The Board reviewed the
any particular factor that was               against the performance of funds advised      effective advisory fee rate (before
controlling, and each trustee attributed     by other advisors with investment             waivers) for the Fund under the Advisory
different weights to the various             strategies comparable to those of the         Agreement. The Board noted that this
factors.                                     Fund. The Board noted that the Fund's         rate was (i) above the effective
                                             performance in such periods was below         advisory fee rate (before waivers) for a
   One responsibility of the independent     the median performance of such                mutual fund advised by AIM with
Senior Officer of the Fund is to manage      comparable funds. The Board also noted        investment strategies comparable to
the process by which the Fund's proposed     that AIM began serving as investment          those of the Fund; (ii) above the
management fees are negotiated to ensure     advisor to the Fund in November 2003.         effective sub-advisory fee rates for
that they are negotiated in a manner         The Board noted that AIM has recently         four offshore funds advised and
which is at arms' length and reasonable.     made changes to the Fund's portfolio          sub-advised by AIM affiliates with
To that end, the Senior Officer must         management team, which need more time to      investment strategies comparable to
either supervise a competitive bidding       be evaluated before a conclusion can be       those of the Fund, although the total
process or prepare an independent            made that the changes have addressed the      advisory fees for three such offshore
written evaluation. The Senior Officer       Fund's under-performance. Based on this       funds were above those for the Fund; and
has recommended an independent written       review and after taking account of all        (iii) above the effective sub-advisory
evaluation in lieu of a competitive          of the other factors that the Board           fee rates for two variable insurance
bidding process and, upon the direction      considered in determining whether to          funds sub-advised by an AIM affiliate
of the Board, has prepared such an           continue the Advisory Agreement for the       and offered to insurance company
independent written evaluation. Such         Fund, the Board concluded that no             separate accounts with investment
written evaluation also considered           changes should be made to the Fund and        strategies comparable to those of the
certain of the factors discussed below.      that it was not necessary to change the       Fund, although the total advisory fees
In addition, as discussed below, the         Fund's portfolio management team at this      for such variable insurance funds were
Senior Officer made a recommendation to      time. Although the independent written        comparable to those for the Fund. The
the Board in connection with such            evaluation of the Fund's Senior Officer       Board noted that AIM has agreed to waive
written evaluation.                          (discussed below) only considered Fund        advisory fees of the Fund, as discussed
                                             performance through the most recent           below. Based on this review, the Board
   The discussion below serves as a          calendar year, the Board also reviewed        concluded that the advisory fee rate for
summary of the Senior Officer's              more recent Fund performance, which did       the Fund under the Advisory Agreement
independent written evaluation and           not change their conclusions.                 was fair and reasonable.
recommendation to the Board in
connection therewith, as well as a           o The performance of the Fund relative        o Fees relative to those of comparable
discussion of the material factors and       to indices. The Board reviewed the            funds with other advisors. The Board
the conclusions with respect thereto         performance of the Fund during the past       reviewed the advisory fee rate for the
that formed the basis for the Board's        one, three and five calendar years            Fund under the Advisory Agreement. The
approval of the Advisory Agreement.          against the performance of the Lipper         Board noted that the Fund's advisory fee
After consideration of all of the            Health/Biotech Fund Index. The Board          is structured as a fulcrum fee, with a
factors below and based on its informed      noted that the Fund's performance was         base component and a performance
business judgment, the Board determined      comparable to the performance of such         adjustment component. The Board compared
that the Advisory Agreement is in the        Index for the one year and below such         effective contractual advisory fee rates
best interests of the Fund and its           Index for the three and five year             at a common asset level at the end of
shareholders and that the compensation       periods. The Board also noted that AIM        the past calendar year and noted that
to AIM under the Advisory Agreement is       began serving as investment advisor to        the Fund's rate was above the median
fair and reasonable and would have been      the Fund in November 2003. The Board          rate of the funds advised by other
obtained through arm's length                noted that AIM has recently made changes      advisors with investment strategies
negotiations.                                to the Fund's portfolio management team,      comparable to those of the Fund that the
                                             which need more time to be evaluated          Board reviewed. The Board noted that AIM
   Unless otherwise stated, information      before a conclusion can be made that the      has agreed to waive advisory fees of the
presented below is as of June 27, 2006       changes have addressed the Fund's             Fund, as discussed below. Based on this
and does not reflect any changes that        under-performance. Based on this review       review, the Board concluded that the
may have occurred since June 27, 2006,       and after taking account of all of the        advisory fee rate for the Fund under the
including but not limited to changes to      other factors that the Board considered       Advisory Agreement was fair and
the Fund's performance, advisory fees,       in determining whether to continue the        reasonable.
expense limitations and/or fee waivers.      Advisory Agreement for the Fund, the
                                             Board concluded that no changes should        o Expense limitations and fee waivers.
o The nature and extent of the advisory      be made to the Fund and that it was not       The Board noted that AIM has
services to be provided by AIM. The          necessary to change the Fund's portfolio      contractually agreed to waive advisory
Board reviewed the services to be            management team at this time. Although        fees to the extent necessary such that
provided by AIM under the Advisory           the independent written evaluation of         the advisory fee AIM receives does not
Agreement. Based on such review, the         the Fund's Senior Officer (discussed          exceed an annual base management fee of
Board concluded that the range of            below) only considered Fund performance       1.25%, subject to a maximum annual
services to be provided by AIM under the     through the most recent calendar year,        performance adjustment upward or
Advisory Agreement was appropriate and       the                                           downward of 0.75%, through June 30,
that AIM currently is providing services                                                   2007. As a result of this waiver, the
in accordance with the terms of the                                                        Board noted that the net advisory fees
Advisory Agreement.                                                                        are limited to a maximum of 2.00% and a
                                                                                           minimum of 0.50%. The Board considered
                                                                                           the con-

                                                                                                                         (continued)

AIM ADVANTAGE HEALTH SCIENCES FUND


tractual nature of this fee waiver and       tinue the Advisory Agreement for the          taken by AIM have improved, and are
noted that it remains in effect until        Fund, the Board considered the Senior         likely to continue to improve, the
June 30, 2007. The Board considered the      Officer's written evaluation.                 quality and efficiency of the services
effect this fee waiver would have on the                                                   AIM and its affiliates provide to the
Fund's estimated expenses and concluded      o Profitability of AIM and its                Fund in each of these areas, and support
that the levels of fee waivers/expense       affiliates. The Board reviewed                the Board's approval of the continuance
limitations for the Fund were fair and       information concerning the profitability      of the Advisory Agreement for the Fund.
reasonable.                                  of AIM's (and its affiliates')
                                             investment advisory and other activities
o Breakpoints and economies of scale.        and its financial condition. The Board
The Board reviewed the structure of the      considered the overall profitability of
Fund's advisory fee under the Advisory       AIM, as well as the profitability of AIM
Agreement, noting that it does not           in connection with managing the Fund.
include any breakpoints. The Board           The Board noted that AIM's operations
considered whether it would be               remain profitable, although increased
appropriate to add advisory fee              expenses in recent years have reduced
breakpoints for the Fund or whether, due     AIM's profitability. Based on the review
to the nature of the Fund and the            of the profitability of AIM's and its
advisory fee structures of comparable        affiliates' investment advisory and
funds, it was reasonable to structure        other activities and its financial
the advisory fee without breakpoints.        condition, the Board concluded that the
Based on this review, the Board              compensation to be paid by the Fund to
concluded that it was not necessary to       AIM under its Advisory Agreement was not
add advisory fee breakpoints to the          excessive.
Fund's advisory fee schedule. The Board
reviewed the level of the Fund's             o Benefits of soft dollars to AIM. The
advisory fees, and noted that such fees,     Board considered the benefits realized
as a percentage of the Fund's net            by AIM as a result of brokerage
assets, would remain constant under the      transactions executed through "soft
Advisory Agreement because the Advisory      dollar" arrangements. Under these
Agreement does not include any               arrangements, brokerage commissions paid
breakpoints. The Board concluded that        by the Fund and/or other funds advised
the Fund's fee levels under the Advisory     by AIM are used to pay for research and
Agreement therefore would not reflect        execution services. This research may be
economies of scale.                          used by AIM in making investment
                                             decisions for the Fund. The Board
o Investments in affiliated money market     concluded that such arrangements were
funds. The Board also took into account      appropriate.
the fact that uninvested cash and cash
collateral from securities lending           o AIM's financial soundness in light of
arrangements, if any (collectively,          the Fund's needs. The Board considered
"cash balances") of the Fund may be          whether AIM is financially sound and has
invested in money market funds advised       the resources necessary to perform its
by AIM pursuant to the terms of an SEC       obligations under the Advisory
exemptive order. The Board found that        Agreement, and concluded that AIM has
the Fund may realize certain benefits        the financial resources necessary to
upon investing cash balances in AIM          fulfill its obligations under the
advised money market funds, including a      Advisory Agreement.
higher net return, increased liquidity,
increased diversification or decreased       o Historical relationship between the
transaction costs. The Board also found      Fund and AIM. In determining whether to
that the Fund will not receive reduced       continue the Advisory Agreement for the
services if it invests its cash balances     Fund, the Board also considered the
in such money market funds. The Board        prior relationship between AIM and the
noted that AIM receives no advisory fees     Fund, as well as the Board's knowledge
on the portion of the Fund's assets, if      of AIM's operations, and concluded that
any, invested in other funds advised by      it was beneficial to maintain the
AIM, including the affiliated money          current relationship, in part, because
market funds. The Board further              of such knowledge. The Board also
determined that the proposed securities      reviewed the general nature of the
lending program and related procedures       non-investment advisory services
with respect to the lending Fund is in       currently performed by AIM and its
the best interests of the lending Fund       affiliates, such as administrative,
and its respective shareholders. The         transfer agency and distribution
Board therefore concluded that the           services, and the fees received by AIM
investment of cash collateral received       and its affiliates for performing such
in connection with the securities            services. In addition to reviewing such
lending program in the money market          services, the trustees also considered
funds according to the procedures is in      the organizational structure employed by
the best interests of the lending Fund       AIM and its affiliates to provide those
and its respective shareholders.             services. Based on the review of these
                                             and other factors, the Board concluded
o Independent written evaluation and         that AIM and its affiliates were
recommendations of the Fund's Senior         qualified to continue to provide
Officer. The Board noted that, upon          non-investment advisory services to the
their direction, the Senior Officer of       Fund, including administrative, transfer
the Fund, who is independent of AIM and      agency and distribution services, and
AIM's affiliates, had prepared an            that AIM and its affiliates currently
independent written evaluation in order      are providing satisfactory
to assist the Board in determining the       non-investment advisory services.
reasonableness of the proposed
management fees of the AIM Funds,            o Other factors and current trends. The
including the Fund. The Board noted that     Board considered the steps that AIM and
the Senior Officer's written evaluation      its affiliates have taken over the last
had been relied upon by the Board in         several years, and continue to take, in
this regard in lieu of a competitive         order to improve the quality and
bidding process. In determining whether      efficiency of the services they provide
to con-                                      to the Funds in the areas of investment
                                             performance, product line
                                             diversification, distribution, fund
                                             operations, shareholder services and
                                             compliance. The Board concluded that
                                             these steps

AIM Advantage Health Sciences Fund

SCHEDULE OF INVESTMENTS

August 31, 2006


                                                 SHARES        VALUE
------------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-84.93%

BIOTECHNOLOGY-22.60%

Altus Pharmaceuticals Inc.(a)                      80,053   $  1,162,370
------------------------------------------------------------------------
Amgen Inc.(a)(b)                                   64,565      4,385,937
------------------------------------------------------------------------
Arena Pharmaceuticals, Inc.(a)                     67,251        825,170
------------------------------------------------------------------------
Biogen Idec Inc.(a)                                50,174      2,214,680
------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc.(a)(b)                 32,514        762,778
------------------------------------------------------------------------
Evolutionary Genomics / GenoPlex, Inc.
  (Acquired 09/15/97-06/25/98; Cost
  $408,490)(a)(c)(d)(e)(f)(l)                   3,663,120              0
------------------------------------------------------------------------
Genentech, Inc.(a)                                 18,133      1,496,335
------------------------------------------------------------------------
Genzyme Corp.(a)                                   94,662      6,269,464
------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                          101,888      6,459,699
------------------------------------------------------------------------
Human Genome Sciences, Inc.(a)                     74,893        841,048
------------------------------------------------------------------------
InterMune, Inc.(a)(g)                              47,123        812,400
------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc.(a)                  25,537        350,623
------------------------------------------------------------------------
Mannkind Corp.(a)(g)                               34,954        643,853
------------------------------------------------------------------------
Medarex, Inc.(a)                                   63,766        684,847
------------------------------------------------------------------------
Myogen, Inc.(a)                                    35,232      1,226,074
------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.(a)                       11,539        430,059
------------------------------------------------------------------------
Panacos Pharmaceuticals Inc.(a)(b)                 97,108        548,660
------------------------------------------------------------------------
PDL BioPharma Inc.(a)                              61,297      1,207,551
------------------------------------------------------------------------
SONUS Pharmaceuticals, Inc.(a)                    145,299        671,281
------------------------------------------------------------------------
Theravance, Inc.(a)                                15,700        416,678
------------------------------------------------------------------------
TorreyPines Therapeutics, Inc. (Acquired
  09/15/97-06/25/98; Cost
  $202,031)(a)(c)(d)(e)(f)                         67,828         83,263
------------------------------------------------------------------------
United Therapeutics Corp.(a)                       20,669      1,128,321
------------------------------------------------------------------------
Vertex Pharmaceuticals Inc.(a)                     11,372        391,765
------------------------------------------------------------------------
ZymoGenetics, Inc.(a)                              39,473        763,408
========================================================================
                                                              33,776,264
========================================================================

DRUG RETAIL-1.75%

CVS Corp.                                          78,020      2,617,571
========================================================================

HEALTH CARE DISTRIBUTORS-0.82%

PSS World Medical, Inc.(a)                         63,072      1,223,597
========================================================================

HEALTH CARE EQUIPMENT-16.73%

Baxter International Inc.                          35,118      1,558,537
------------------------------------------------------------------------
Cambridge Heart, Inc.(a)                          301,363        708,203
------------------------------------------------------------------------
Cytyc Corp.(a)                                    174,118      4,159,679
------------------------------------------------------------------------
Dade Behring Holdings Inc.                         36,055      1,459,867
------------------------------------------------------------------------
EPIX Pharmaceuticals Inc.(a)                      106,603        689,721
------------------------------------------------------------------------
Mentor Corp.                                      104,418      5,068,450
------------------------------------------------------------------------
Northstar Neuroscience, Inc.(a)                    90,152      1,059,286
------------------------------------------------------------------------

                                                 SHARES        VALUE
------------------------------------------------------------------------

HEALTH CARE EQUIPMENT-(CONTINUED)

NxStage Medical, Inc.(a)                           79,722   $    775,695
------------------------------------------------------------------------
Respironics, Inc.(a)                               54,026      1,994,100
------------------------------------------------------------------------
Sensys Medical, Inc. (Acquired
  04/23/04-08/09/06; Cost
  $1,302)(a)(c)(d)(e)(f)(l)                         8,750            875
------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                          62,523      2,276,462
------------------------------------------------------------------------
Thoratec Corp.(a)                                 111,586      1,635,851
------------------------------------------------------------------------
Varian Medical Systems, Inc.                       22,100      1,177,930
------------------------------------------------------------------------
Wright Medical Group, Inc.(a)                      29,494        674,528
------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                           26,110      1,775,480
========================================================================
                                                              25,014,664
========================================================================

HEALTH CARE FACILITIES-0.97%

Brookdale Senior Living Inc.                       30,199      1,444,418
========================================================================

HEALTH CARE SERVICES-10.78%

Allion Healthcare, Inc.(a)(g)                      50,650        220,328
------------------------------------------------------------------------
DaVita, Inc.(a)                                    89,981      5,251,291
------------------------------------------------------------------------
Express Scripts, Inc.(a)                           41,879      3,521,186
------------------------------------------------------------------------
HMS Holdings Corp.(a)                              69,700      1,012,741
------------------------------------------------------------------------
Medco Health Solutions, Inc.(a)                    73,549      4,660,800
------------------------------------------------------------------------
Omnicare, Inc.                                     31,859      1,443,531
========================================================================
                                                              16,109,877
========================================================================

HEALTH CARE SUPPLIES-0.51%

Cooper Cos., Inc. (The)(b)                         15,343        766,843
========================================================================

HEALTH CARE TECHNOLOGY-2.64%

Allscripts Healthcare Solutions, Inc.(a)           66,726      1,358,541
------------------------------------------------------------------------
Eclipsys Corp.(a)                                  71,959      1,230,499
------------------------------------------------------------------------
TriZetto Group, Inc. (The)(a)                      98,802      1,355,564
========================================================================
                                                               3,944,604
========================================================================

INDUSTRIAL CONGLOMERATES-1.88%

Tyco International Ltd.                           107,250      2,804,588
========================================================================

LIFE & HEALTH INSURANCE-0.51%

Universal American Financial Corp.(a)              50,302        771,130
========================================================================

LIFE SCIENCES TOOLS & SERVICES-6.60%

Advanced Magnetics, Inc.(a)                        22,931        840,421
------------------------------------------------------------------------
Charles River Laboratories International,
  Inc.(a)                                          32,131      1,305,804
------------------------------------------------------------------------
Dionex Corp.(a)                                    15,165        764,619
------------------------------------------------------------------------
eResearch Technology, Inc.(a)                      85,000        740,350
------------------------------------------------------------------------
Exelixis, Inc.(a)                                  45,700        444,661
------------------------------------------------------------------------
Fisher Scientific International Inc.(a)            10,278        804,048
------------------------------------------------------------------------
Invitrogen Corp.(a)                                32,088      1,952,555
------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.           45,198      1,722,948
------------------------------------------------------------------------

AIM Advantage Health Sciences Fund


                                                 SHARES        VALUE
------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES-(CONTINUED)

Thermo Electron Corp.(a)                           20,331   $    796,975
------------------------------------------------------------------------
Varian Inc.(a)                                     10,683        498,682
========================================================================
                                                               9,871,063
========================================================================

MANAGED HEALTH CARE-6.91%

Aetna Inc.(b)                                      45,399      1,692,021
------------------------------------------------------------------------
Aveta, Inc. (Acquired 12/21/05; Cost
  $947,876)(a)(c)(e)                               70,213      1,123,408
------------------------------------------------------------------------
Coventry Health Care, Inc.(a)                      28,235      1,531,466
------------------------------------------------------------------------
Health Net Inc.(a)                                 33,187      1,387,548
------------------------------------------------------------------------
UnitedHealth Group Inc.                            60,349      3,135,131
------------------------------------------------------------------------
WellPoint Inc.(a)                                  18,810      1,456,082
========================================================================
                                                              10,325,656
========================================================================

PHARMACEUTICALS-12.23%

Allergan, Inc.(b)                                  41,904      4,800,522
------------------------------------------------------------------------
Cypress Bioscience, Inc.(a)                        65,902        474,495
------------------------------------------------------------------------
Endo Pharmaceuticals Holdings Inc.(a)              23,573        778,616
------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                       32,370      1,617,853
------------------------------------------------------------------------
Impax Laboratories, Inc.(a)                        75,482        456,666
------------------------------------------------------------------------
Johnson & Johnson                                 112,949      7,303,282
------------------------------------------------------------------------
Lilly (Eli) and Co.                                25,174      1,407,982
------------------------------------------------------------------------
Sepracor Inc.(a)                                   22,232      1,045,126
------------------------------------------------------------------------
Xenoport Inc.(a)                                   17,895        392,616
========================================================================
                                                              18,277,158
========================================================================
    Total Domestic Common Stocks & Other
      Equity Interests (Cost $115,767,692)                   126,947,433
========================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-20.20%

CANADA-2.82%

Biovail Corp. (Pharmaceuticals)                    38,901        635,643
------------------------------------------------------------------------
Cardiome Pharma Corp. (Pharmaceuticals)(a)        106,168      1,482,105
------------------------------------------------------------------------
MDS Inc. (Life Sciences Tools & Services)(g)      103,900      2,095,391
========================================================================
                                                               4,213,139
========================================================================

FRANCE-2.51%

Ipsen S.A. (Pharmaceuticals) (Acquired
  12/06/05; Cost $1,562,002)(c)(g)(h)              59,673      2,163,670
------------------------------------------------------------------------
Sanofi-Aventis-ADR (Pharmaceuticals)               35,386      1,590,601
========================================================================
                                                               3,754,271
========================================================================

GERMANY-1.16%

Merck KGaA (Pharmaceuticals)(h)                    17,474      1,735,211
========================================================================

JAPAN-0.76%

Shionogi & Co., Ltd. (Pharmaceuticals)             63,270      1,137,135
========================================================================

SPAIN-0.28%

Grifols S.A. (Biotechnology) (Acquired
  05/16/06; Cost $273,482)(a)(c)                   48,608        419,105
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


SWITZERLAND-10.55%

Novartis A.G.-ADR (Pharmaceuticals)               110,082   $  6,287,884
------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)(g)            51,435      9,482,204
========================================================================
                                                              15,770,088
========================================================================

UNITED KINGDOM-2.12%

AstraZeneca PLC-ADR (Pharmaceuticals)              22,455      1,462,719
------------------------------------------------------------------------
Shire PLC-ADR (Pharmaceuticals)                    33,310      1,707,137
========================================================================
                                                               3,169,856
========================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $22,409,676)                     30,198,805
========================================================================

PREFERRED STOCKS-5.41%

BIOTECHNOLOGY-0.16%

Athersys Inc., Series F, Conv. Pfd. (Acquired
  04/17/00; Cost $5,000,000)(a)(c)(d)(e)(f)       416,667        235,293
------------------------------------------------------------------------
Ingenex, Inc., Series B, Pfd. (Acquired
  09/27/94; Cost $600,000)(a)(c)(d)(e)(f)         103,055              0
========================================================================
                                                                 235,293
========================================================================

HEALTH CARE DISTRIBUTORS-0.68%

Locus Pharmaceuticals, Inc.,
  Series C, Pfd. (Acquired 11/21/00; Cost
  $4,500,000)(a)(c)(d)(e)(f)                    2,000,000        781,640
------------------------------------------------------------------------
  Series D, Pfd. (Acquired 09/06/01; Cost
  $2,352,940)(a)(c)(d)(e)(f)                      588,235        229,894
========================================================================
                                                               1,011,534
========================================================================

HEALTH CARE EQUIPMENT-4.51%

Masimo Corp.,
  Series C, Pfd. (Acquired 10/07/98; Cost
  $1,000,000)(a)(c)(d)(e)(f)                      125,000      2,607,500
------------------------------------------------------------------------
  Series F, Conv. Pfd. (Acquired 09/14/99;
  Cost $174,999)(a)(c)(d)(e)(f)                    15,909        331,862
------------------------------------------------------------------------
Intact Medical Corp., Series C, Pfd.
  (Acquired 03/26/01; Cost
  $2,000,001)(a)(c)(d)(e)(f)                    2,439,026      1,664,635
------------------------------------------------------------------------
Sensys Medical, Inc.
  Series A-2, Pfd. (Acquired
  02/25/98-09/30/05; Cost
  $7,627,992)(a)(c)(d)(e)(f)(l)                 2,173,209      1,890,692
------------------------------------------------------------------------
  Series B, Conv. Pfd. (Acquired 03/16/05-
  06/15/05; Cost $245,305)(a)(c)(d)(e)(f)(l)      281,959        245,304
========================================================================
                                                               6,739,993
========================================================================

PHARMACEUTICALS-0.06%

BioImagene, Inc.,
  Series B-2, Pfd. (Acquired 05/24/01; Cost
  $1,350,000)(a)(c)(d)(e)(f)                       93,867         94,336
========================================================================
    Total Preferred Stocks (Cost $24,851,238)                  8,081,156
========================================================================

AIM Advantage Health Sciences Fund


                                                 SHARES        VALUE
------------------------------------------------------------------------

MONEY MARKET FUNDS-4.40%

Liquid Assets Portfolio-Institutional
  Class(i)(j)                                   3,289,787   $  3,289,787
------------------------------------------------------------------------
Premier Portfolio-Institutional Class(i)(j)     3,289,787      3,289,787
========================================================================
    Total Money Market Funds (Cost
      $6,579,574)                                              6,579,574
========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-114.94% (Cost
  $169,608,180)                                              171,806,968
========================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-7.17%

Premier Portfolio-Institutional Class(i)(k)    10,713,166     10,713,166
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $10,713,166)                                      10,713,166
========================================================================
TOTAL INVESTMENTS-122.11% (Cost $180,321,346)                182,520,134
========================================================================
OTHER ASSETS LESS LIABILITIES-(22.11)%                       (33,049,061)
========================================================================
NET ASSETS-100.00%                                          $149,471,073
________________________________________________________________________
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------




SECURITIES SOLD SHORT
                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS-1.84%

HEALTH CARE DISTRIBUTORS-1.03%

AmerisourceBergen Corp.                            34,929   $  1,542,465
========================================================================

HEALTH CARE EQUIPMENT-0.81%

Quidel Corp.                                      105,450      1,206,348
========================================================================
    TOTAL SECURITIES SOLD SHORT
      (Proceeds $2,695,768)                                 $  2,748,813
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Conv.  - Convertible
Pfd.   - Preferred

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or portion of this security was pledged as collateral to cover margin requirements for securities sold short. The aggregate value of collateral segregated by the Fund was $2,972,733 which represented 108.15% of the value of securities sold short.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2006 was $11,871,477, which represented 7.94% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at August 31, 2006 was $8,165,294, which represented 5.46% of the Fund's Net Assets. See Note 1A.
(e) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at August 31, 2006 was $9,288,702, which represented 6.21% of the Fund's Net Assets.
(f) Security is considered venture capital. See Note 1O.
(g) All or a portion of this security was out on loan at August 31, 2006.
(h) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at August 31, 2006 was $3,898,881, which represented 2.61% of the Fund's Net Assets. See Note 1A.
(i) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(j) Security is considered a cash and cash equivalent for the purpose of the Statement of Cash Flows. See Note 1I.
(k) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.
(l) Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of August 31, 2006 was $2,136,871, which represented 1.43% of the Fund's Net Assets. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Advantage Health Sciences Fund

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, at value (cost $154,745,517)*     $163,090,523
-----------------------------------------------------------
Investments in affiliates (cost $25,575,829)     19,429,611
===========================================================
    Total investments (cost $180,321,346)       182,520,134
===========================================================
Foreign currencies, at value (cost $731)                734
-----------------------------------------------------------
Receivables for:
  Deposits with brokers for securities sold
    short                                         4,417,628
-----------------------------------------------------------
  Fund shares sold                                   15,405
-----------------------------------------------------------
  Dividends and Interest                            111,543
-----------------------------------------------------------
  Short stock rebates                                10,685
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               55,482
-----------------------------------------------------------
Other assets                                        327,779
===========================================================
    Total assets                                187,459,390
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            200,969
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 63,110
-----------------------------------------------------------
  Collateral upon return of securities loaned    10,713,166
-----------------------------------------------------------
  Loan outstanding                               24,000,000
-----------------------------------------------------------
  Short stock account dividends                         873
-----------------------------------------------------------
Securities sold short, at value (proceeds
  $2,695,768)                                     2,748,813
-----------------------------------------------------------
Accrued interest expense                            120,593
-----------------------------------------------------------
Accrued distribution fees                            32,296
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            2,885
-----------------------------------------------------------
Accrued transfer agent fees                          42,596
-----------------------------------------------------------
Accrued operating expenses                           63,016
===========================================================
    Total liabilities                            37,988,317
===========================================================
Net assets applicable to shares outstanding    $149,471,073
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $137,194,110
-----------------------------------------------------------
Undistributed net investment income (loss)          (20,577)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities, foreign currencies
  and securities sold short                      10,068,445
-----------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and
  securities sold short                           2,229,095
===========================================================
                                               $149,471,073
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $144,410,454
___________________________________________________________
===========================================================
Class B                                        $  3,152,426
___________________________________________________________
===========================================================
Class C                                        $  1,908,193
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           8,082,968
___________________________________________________________
===========================================================
Class B                                             184,759
___________________________________________________________
===========================================================
Class C                                             115,577
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      17.87
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $17.87 divided by
    94.50%)                                    $      18.91
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      17.06
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      16.51
___________________________________________________________
===========================================================

* At August 31, 2006, securities with an aggregate value of $10,250,455 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Advantage Health Sciences Fund

STATEMENT OF OPERATIONS

For the year ended August 31, 2006

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $86,230)         $ 2,238,459
-------------------------------------------------------------------------
Dividends from affiliates (includes securities lending
  income of $54,078)                                              226,607
-------------------------------------------------------------------------
Interest                                                           16,266
-------------------------------------------------------------------------
Short stock rebates                                               333,083
=========================================================================
    Total investment income                                     2,814,415
=========================================================================

EXPENSES:

Advisory fees                                                   3,393,864
-------------------------------------------------------------------------
Administrative services fees                                       50,000
-------------------------------------------------------------------------
Custodian fees                                                     50,203
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         369,384
-------------------------------------------------------------------------
  Class B                                                          24,756
-------------------------------------------------------------------------
  Class C                                                          12,704
-------------------------------------------------------------------------
Dividends on short sales                                            4,747
-------------------------------------------------------------------------
Interest and line of credit fees                                1,217,528
-------------------------------------------------------------------------
Transfer agent fees                                               304,235
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          18,994
-------------------------------------------------------------------------
Other                                                             188,369
=========================================================================
    Total expenses                                              5,634,784
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                   (729,209)
=========================================================================
    Net expenses                                                4,905,575
=========================================================================
Net investment income (loss)                                   (2,091,160)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND SECURITIES SOLD SHORT:

Net realized gain (loss) from:
  Investment securities (includes net gains from securities
    sold to affiliates of $443,262)                            19,279,869
-------------------------------------------------------------------------
  Foreign currencies                                              (62,518)
-------------------------------------------------------------------------
  Securities sold short                                        (1,838,414)
=========================================================================
                                                               17,378,937
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (3,886,179)
-------------------------------------------------------------------------
  Foreign currencies                                               17,181
-------------------------------------------------------------------------
  Securities sold short                                         1,136,341
=========================================================================
                                                               (2,732,657)
=========================================================================
Net gain from investment securities, foreign currencies and
  securities sold short                                        14,646,280
=========================================================================
Net increase in net assets resulting from operations          $12,555,120
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are a integral part of the financial statements.

AIM Advantage Health Sciences Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2006 and 2005

                                                                  2006            2005
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (2,091,160)   $ (2,109,028)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, option contracts and securities sold short      17,378,937      18,251,414
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and securities
    sold short                                                  (2,732,657)      9,376,062
==========================================================================================
    Net increase in net assets resulting from operations        12,555,120      25,518,448
==========================================================================================
Share transactions-net:
  Class A                                                      (20,265,001)    (45,297,223)
------------------------------------------------------------------------------------------
  Class B                                                        1,383,938         606,496
------------------------------------------------------------------------------------------
  Class C                                                        1,344,401         151,035
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (17,536,662)    (44,539,692)
==========================================================================================
    Net increase (decrease) in net assets                       (4,981,542)    (19,021,244)
==========================================================================================

NET ASSETS:

  Beginning of year                                            154,452,615     173,473,859
==========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(20,577) and $(19,052), respectively)          $149,471,073    $154,452,615
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Advantage Health Sciences Fund

STATEMENT OF CASH FLOWS

For the year ended August 31, 2006

CASH PROVIDED BY OPERATING ACTIVITIES:

  Net increase in net assets resulting from operations         $  12,555,120
============================================================================
ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS TO NET
  CASH PROVIDED BY OPERATIONS:

  Purchases of investments                                      (204,374,642)
----------------------------------------------------------------------------
  Proceeds from disposition of investments                       228,544,018
----------------------------------------------------------------------------
  Decrease in foreign currencies                                   2,609,457
----------------------------------------------------------------------------
  Decrease in deposits with brokers for securities sold
    short                                                          6,146,798
----------------------------------------------------------------------------
  Increase in cash collateral from securities loaned              (6,628,047)
----------------------------------------------------------------------------
  Decrease in dividends and interest receivables                      27,877
----------------------------------------------------------------------------
  Increase in other assets                                          (170,723)
----------------------------------------------------------------------------
  Decrease in securities sold short                               (7,062,407)
----------------------------------------------------------------------------
  Increase in payable of collateral upon return of
    securities loaned                                              6,628,047
----------------------------------------------------------------------------
  Increase in accrued expenses and other payables                     25,563
----------------------------------------------------------------------------
  Unrealized appreciation (depreciation) on investment
    securities                                                     3,886,179
----------------------------------------------------------------------------
  Net realized gain on investment securities                     (19,279,869)
============================================================================
    Net cash provided by operating activities                     22,907,371
============================================================================
CASH USED IN FINANCING ACTIVITIES:

  Proceeds from shares of beneficial interest sold                21,669,490
----------------------------------------------------------------------------
  Disbursements from shares of beneficial interest
    reacquired                                                   (39,302,135)
============================================================================
    Net cash provided by (used in) financing activities          (17,632,645)
============================================================================
Net increase in cash and cash equivalents                          5,274,726
============================================================================
Cash and cash equivalents at beginning of year                     1,304,848
============================================================================
Cash and cash equivalents at end of year                       $   6,579,574
____________________________________________________________________________
============================================================================

Supplemental disclosure of cash flow information:

Cash paid during the period for interest and line of credit fees was $1,188,626.

AIM Advantage Health Sciences Fund

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Advantage Health Sciences Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to seek capital growth.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and,

AIM Advantage Health Sciences Fund

     accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. CASH AND CASH EQUIVALENTS -- For the purposes of the Statement of Cash Flows the Fund defines Cash and Cash Equivalents as cash, money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J. SECURITIES SOLD SHORT -- The Fund may enter into short sales of securities which it concurrently holds ("covered") or for which it holds no corresponding position ("not covered"). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the Fund's security valuations policy. The Fund will incur a loss if the price of the security increases between the date of short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. For positions not covered, there is no ceiling on the ultimate price paid for the securities to cover the short position and therefore, the loss could exceed the amount of proceeds received.

       The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sale transactions. Margin interest is the income earned (or expenses incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received on the short sales.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM Advantage Health Sciences Fund

L. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

M. COVERED CALL OPTIONS WRITTEN AND PURCHASED -- The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operation. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

       An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options, the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of underlying portfolio securities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

N. PUT OPTIONS PURCHASED -- The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

O. VENTURE CAPITAL INVESTMENTS -- The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

P. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays a base management fee calculated at the annual rate of 1.50% of the Fund's average daily net assets. The base management fee will be adjusted on a monthly basis by a calculated rate ("Fee Adjustment Rate") (i) upward at the rate of 0.20%, on a pro rata basis, for each percentage point the investment performance of the Class A shares of the Fund for the previous 12 month period ("Performance Period") exceeds the sum of 2.00% plus the investment record of the Morgan Stanley Health Care Product Index for the Performance Period, but shall be capped at 2.50% of the Fund's average daily net assets for the fiscal period, or (ii) downward at the rate of 0.20%, on a pro rata basis, for each percentage point the investment record of the Morgan Stanley Health Care Product Index for the Performance Period less 2.00% exceeds the investment performance of the Class A shares of the Fund for the Performance Period, but shall be no less than 0.50% of the average daily net assets for the fiscal period. After the Fee Adjustment Rate is determined, AIM will determine the dollar amount of additional fees or fee reductions to be accrued for each day of a month by multiplying the Fee Adjustment Rate by the average daily net assets of the Class A shares of the Fund during the Performance Period and dividing that number by the number of days in the Performance Period. The management fee, as adjusted, is accrued daily and paid monthly. AIM has contractually agreed through June 30, 2007 to waive advisory fees to the extent necessary so that advisory fees AIM receives do not exceed an annual base management fee of 1.25% of

AIM Advantage Health Sciences Fund

average daily net assets, subject to an annual maximum performance adjustment upward or downward of 0.75%. The performance adjustment rate is 0.15%, on a pro rata basis, upward or downward as described in the Fee Adjustment Rate above. As a result, AIM may receive a net management fee that ranges from 0.50% to 2.00% of average daily net assets, based on the Fund's performance. Further, under the terms of the advisory agreement, the Fund is not permitted to pay management fees on those assets of the Fund that are invested in other funds advised by AIM.

    For the year ended August 31, 2006, AIM waived advisory fees of $718,265.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $2,261.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2006, AIM was paid $50,000.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended August 31, 2006, the Fund paid AIS $304,235.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended August 31, 2006, the Class A, Class B and Class C shares paid $369,384, $24,756 and $12,704, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended August 31, 2006, ADI advised the Fund that it retained $23,946 in front-end sales commissions from the sale of Class A shares and $9,458, $1,366 and $653 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM Advantage Health Sciences Fund


NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the year ended August 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION        VALUE       DIVIDEND       REALIZED
FUND               08/31/05          AT COST          FROM SALES       (DEPRECIATION)     08/31/06       INCOME       GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $       --       $  7,944,850      $  (4,655,063)       $     --       $3,289,787     $ 15,039     $          --
----------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class            1,304,848         92,565,332        (90,580,393)             --        3,289,787      157,490                --
==================================================================================================================================
  Subtotal        $1,304,848       $100,510,182      $ (95,235,456)       $     --       $6,579,574     $172,529     $          --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION        VALUE       DIVIDEND       REALIZED
FUND               08/31/05          AT COST          FROM SALES       (DEPRECIATION)     08/31/06      INCOME(A)    GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class           $4,085,119       $184,010,305      $(177,382,258)       $     --       $10,713,166    $ 54,078     $         --
=================================================================================================================================

(a)  Net of compensation to counterparties.

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the year ended August 31, 2006

                                                                      CHANGE IN
                                                                      UNREALIZED
                     VALUE         PURCHASES         PROCEEDS        APPRECIATION       VALUE      DIVIDEND      REALIZED
                   08/31/05         AT COST         FROM SALES      (DEPRECIATION)    08/31/06      INCOME     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Evolutionary
Genomics / GenoPlex,
  Inc.(b)         $        0      $         --     $          --       $     --      $        0    $     --    $         --
---------------------------------------------------------------------------------------------------------------------------
Sensys Medical,
  Inc.(b)                688               614(c)             --           (427)            875          --              --
---------------------------------------------------------------------------------------------------------------------------
Sensys Medical,
  Inc., Series
  A-2,
  Pfd.(b)(d)       1,301,846           306,328                --        282,518       1,890,692          --              --
---------------------------------------------------------------------------------------------------------------------------
Sensys Medical,
  Inc., Series
  B, Conv.
  Pfd.(b)(e)         222,563                --                --         22,741         245,304          --              --
===========================================================================================================================
  Subtotal        $1,525,097      $    306,942     $          --       $304,832      $2,136,871    $     --    $         --
===========================================================================================================================
  Total           $6,915,064      $284,827,429     $(272,617,714)      $304,832      $19,429,611   $226,607    $         --
___________________________________________________________________________________________________________________________
===========================================================================================================================

(b) As of August 31, 2006, security is no longer considered an affiliate of the Fund.
(c) Sensys Medical, Inc., Warrants, expiring 08/13/06, 09/17/06 and 10/19/06 were converted into Sensys Medical, Inc. shares.
(d) Sensys Medical, Inc., Series A-1, Pfd. shares were converted into Sensys Medical, Inc., Series A-2 Pfd. shares.
(e) Sensys Medical, Inc., Secured Notes, 8.00%, 12/31/05, including $22,741 of accrued interest, were converted into Sensys Medical, Inc., Series B, Conv. Pfd. shares.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended August 31, 2006, the Fund engaged in securities sales of $1,571,071, which resulted in net realized gains of $443,262, and securities purchases of $3,272,912.

AIM Advantage Health Sciences Fund

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended August 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $8,683.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2006, the Fund paid legal fees of $4,212 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by JPMorgan Chase Bank. The Fund may borrow up to the lesser of (i) $250,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.06% on the unused balanced of the committed line.

    During the year ended August 31, 2006, the average borrowings for the 365 days the borrowings were outstanding was $24,000,000 with a weighted average interest rate of 5.05% and interest expense of $1,207,947.

    Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At August 31, 2006, securities with an aggregate value of $10,250,455 were on loan to brokers. The loans were secured by cash collateral of $10,713,166 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended August 31, 2006, the Fund received dividends on cash collateral investments of $54,078 for securities lending transactions, which are net of compensation to counterparties.

AIM Advantage Health Sciences Fund

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the years ended August 31, 2005 and 2006.


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                                                                  2006
--------------------------------------------------------------------------
Undistributed long-term gain                                  $ 11,773,255
--------------------------------------------------------------------------
Unrealized appreciation--investments                               524,285
--------------------------------------------------------------------------
Temporary book/tax differences                                     (20,577)
--------------------------------------------------------------------------
Shares of beneficial interest                                  137,194,110
==========================================================================
  Total net assets                                            $149,471,073
__________________________________________________________________________
==========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales. The tax-basis unrealized appreciation on investments amount includes appreciation on foreign currencies of $283 and remaining proceeds to be received from Predix Pharmaceuticals of $83,069.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund utilized $5,262,663 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund does not have a capital loss carryforward as of August 31, 2006.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended August 31, 2006 was $202,723,582 and $227,321,156, respectively.

    At the request of the Trustee, AIM recovered third party research credits during the year ended August 31, 2006, in the amount of $12,067. These research credits were recorded as realized gains.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of:
  Investment securities                                          $ 24,871,163
------------------------------------------------------------------------------
  Securities sold short                                               181,306
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of:
  Investment securities                                           (24,377,185)
------------------------------------------------------------------------------
  Securities sold short                                              (234,351)
==============================================================================
Net unrealized appreciation of investment securities             $    440,933
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $182,026,156.
Proceeds from securities sold short is the same for tax and
financial statement purposes.

AIM Advantage Health Sciences Fund

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions, sale of passive foreign investment companies and net operating losses, on August 31, 2006, undistributed net investment income (loss) was increased by $2,089,635, undistributed net realized gain was decreased by $183,102 and shares of beneficial interest decreased by $1,906,533. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently consists of three different classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under certain circumstances, Class A shares are sold without a sales charge. In addition, under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                              --------------------------------------------------------
                                                                       2006(A)                         2005
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        952,797    $ 16,775,110       270,249    $  4,138,571
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        143,650       2,407,563        70,115       1,013,303
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        143,614       2,353,865        26,724         372,803
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                          6,075         104,553           610           8,962
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         (6,345)       (104,553)         (631)         (8,962)
----------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (2,172,475)    (37,144,664)   (3,425,230)    (49,444,756)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (56,503)       (919,072)      (27,455)       (397,845)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        (63,445)     (1,009,464)      (16,408)       (221,768)
======================================================================================================================
                                                              (1,052,632)   $(17,536,662)   (3,102,026)   $(44,539,692)
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are five entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 37% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 13--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

AIM Advantage Health Sciences Fund

NOTE 14-- FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           CLASS A
                                                              -----------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------------
                                                                2006           2005           2004        2003           2002
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  16.38       $  13.84       $  12.89    $  11.84       $  14.57
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.23)(a)      (0.20)(a)      (0.13)      (0.00)(b)      (0.00)(b)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.72           2.74(c)        1.08        1.05          (2.77)
===============================================================================================================================
    Total from investment operations                              1.49           2.54           0.95        1.05          (2.77)
===============================================================================================================================
Redemption fees added to shares of beneficial interest              --             --             --          --           0.04
===============================================================================================================================
Net asset value, end of period                                $  17.87       $  16.38       $  13.84    $  12.89       $  11.84
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(d)                                                   9.10%         18.35%(c)       7.37%       8.87%        (18.74)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $144,410       $152,274       $172,318    $230,955       $275,037
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets (including interest
  expense and/or dividends on short sales expense):
  With fee waivers and/or expense reimbursements                  3.23%(e)       2.34%          1.66%       1.67%          2.35%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               3.70%(e)       2.61%          1.93%       1.74%          2.35%
===============================================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense and/or dividends on short sales expense):
  With fee waivers and/or expense reimbursements                  2.42%(e)       1.80%          1.22%       1.65%          2.33%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.89%(e)       2.07%          1.49%       1.72%          2.33%
===============================================================================================================================
Ratio of interest expense and dividends on short sales
  expense to average net assets(f)                                0.81%(e)       0.54%          0.44%       0.02%          0.02%
===============================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.36)%(e)     (1.36)%        (0.75)%     (0.68)%        (1.52)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                            119%           128%           116%        125%           127%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.09) and $(0.26) for the years ended August 31, 2003 and 2002, respectively.
(c) Net gains (losses) on securities (both realized and unrealized) per share and total return include litigation proceeds received from a class action lawsuit against Oxford Health Plans, Inc. Net gains (losses) on securities (both realized and unrealized) per share and total return excluding these proceeds would have been $2.64 and 17.63%, respectively.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(e)  Ratios are based on average daily net assets of $147,753,479.
(f) Ratio includes interest expense and fees on the committed line of credit.

AIM Advantage Health Sciences Fund

                                                                                      CLASS B
                                                              -------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                              -------------------------------------------------------
                                                               2006         2005         2004      2003         2002
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $15.76       $13.41       $12.61    $11.77       $14.68
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.35)(a)    (0.28)(a)    (0.23)    (0.22)(b)    (0.11)(b)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 1.65         2.63(c)      1.03      1.06        (2.80)
=====================================================================================================================
    Total from investment operations                            1.30         2.35         0.80      0.84        (2.91)
=====================================================================================================================
Net asset value, end of period                                $17.06       $15.76       $13.41    $12.61       $11.77
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(d)                                                 8.25%       17.52%(c)     6.34%     7.14%      (19.82)%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $3,152       $1,638       $  830    $  761       $  882
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets (including interest
  expense and/or dividends on short sales expense):
  With fee waivers and/or expense reimbursements                3.98%(e)     3.01%        2.57%     3.27%        3.44%
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             4.45%(e)     3.28%        3.05%     3.33%        3.44%
=====================================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense and/or dividends on short sales expense):
  With fee waivers and/or expense reimbursements                3.17%(e)     2.47%        2.13%     3.25%        3.43%
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             3.64%(e)     2.74%        2.61%     3.31%        3.43%
=====================================================================================================================
Ratio of interest expense and dividends on short sales
  expense to average net assets(f)                              0.81%(e)     0.54%        0.44%     0.02%        0.01%
=====================================================================================================================
Ratio of net investment income (loss) to average net assets    (2.11)%(e)   (2.03)%      (1.66)%   (2.27)%      (2.54)%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate                                          119%         128%         116%      125%         127%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.31) and $(0.37) for the years ended August 31, 2003 and 2002, respectively.
(c) Net gains (losses) on securities (both realized and unrealized) per share and total return include litigation proceeds received from a class action lawsuit against Oxford Health Plans, Inc. Net gains (losses) on securities (both realized and unrealized) per share and total return excluding these proceeds would have been $2.54 and 16.85%, respectively.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(e)  Ratios are based on average daily net assets of $2,475,636.
(f) Ratio includes interest expense and fees on the committed line of credit.

AIM Advantage Health Sciences Fund

                                                                                      CLASS C
                                                              -------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                              -------------------------------------------------------
                                                               2006         2005         2004      2003         2002
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $15.25       $12.97       $12.27    $11.57       $14.45
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.34)(a)    (0.28)(a)    (0.28)    (0.46)(b)    (0.13)(b)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 1.60         2.56(c)      0.98      1.16        (2.75)
=====================================================================================================================
    Total from investment operations                            1.26         2.28         0.70      0.70        (2.88)
=====================================================================================================================
Net asset value, end of period                                $16.51       $15.25       $12.97    $12.27       $11.57
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(d)                                                 8.26%       17.58%(c)     5.71%     6.14%      (20.00)%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,908       $  540       $  325    $  316       $  501
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets (including interest
  expense and/or dividends on short sales expense):
  With fee waivers and/or expense reimbursements                3.98%(e)     3.01%        3.16%     4.02%        3.54%
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             4.45%(e)     3.28%        4.13%     4.07%        3.54%
=====================================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense and/or dividends on short sales expense):
  With fee waivers and/or expense reimbursements                3.17%(e)     2.47%        2.72%     4.00%        3.52%
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             3.64%(e)     2.74%        3.69%     4.05%        3.52%
=====================================================================================================================
Ratio of interest expense and dividends on short sales
  expense to average net assets(f)                              0.81%(e)     0.54%        0.44%     0.02%        0.02%
=====================================================================================================================
Ratio of net investment income (loss) to average net assets    (2.11)%(e)   (2.03)%      (2.25)%   (3.09)%      (2.63)%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate                                          119%         128%         116%      125%         127%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.55) and $(0.38) for the years ended August 31, 2003 and 2002, respectively.
(c) Net gains (losses) on securities (both realized and unrealized) per share and total return include litigation proceeds received from a class action lawsuit against Oxford Health Plans, Inc. Net gains (losses) on securities (both realized and unrealized) per share and total return excluding these proceeds would have been $2.47 and 16.89%, respectively.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(e)  Ratios are based on average daily net assets of $1,270,415.
(f) Ratio includes interest expense and fees on the committed line of credit.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State Auditor--Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose

AIM Advantage Health Sciences Fund
monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, Judge Motz for the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Advantage Health Sciences Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Counselor Series Trust and
Shareholders of AIM Advantage Health Sciences Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of AIM Advantage Health Sciences Fund (one of the funds constituting AIM Counselor Series Trust, hereafter referred to as the "Fund") at August 31, 2006, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

October 26, 2006
Houston, Texas

AIM Advantage Health Sciences Fund

TAX DISCLOSURE

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDER

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005, February 28, 2006, May 31, 2006 and August 31, 2006, are 19.00%, 19.46%, 19.29% and 21.80%, respectively.

AIM Advantage Health Sciences Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Counselor Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     2003           Director and Chairman, A I M Management    None
   Trustee and Vice Chair                         Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

   Philip A. Taylor(2) -- 1954     2006           Director, Chief Executive Officer and      None
   Trustee, President and                         President, A I M Management Group Inc.,
   Principal                                      AIM Mutual Fund Dealer Inc., AIM Funds
   Executive Officer                              Management Inc. and 1371 Preferred Inc.;
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc. and AIM
                                                  GP Canada Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc.; Director, President
                                                  and Chairman, AVZ Callco Inc.; AMVESCAP
                                                  Inc. and AIM Canada Holdings Inc.;
                                                  Director and Chief Executive Officer,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; Trustee,
                                                  President and Principal Executive
                                                  Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and Trustee
                                                  and Executive Vice President, The AIM
                                                  Family of Funds--Registered Trademark--
                                                  (AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust only)
                                                  Formerly: President and Principal
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       2003           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            1983           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2003           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2000           Founder, Green, Manning & Bunch Ltd.,      None
   Trustee                                        (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2003           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          2003           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.

                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         2003           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      2003           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        2003           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              1997           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel, Jr. -- 1944    2005           Retired                                    Director, Mainstay VP Series
   Trustee                                                                                   Funds, Inc. (21 portfolios)
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Advantage Health Sciences Fund



The address of each trustee and officer of AIM Counselor Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIP(S)
TRUST                              SINCE          DURING PAST 5 YEARS                       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Senior Vice President and Senior Officer  N/A
   Senior Vice President and                      of The AIM Family of Funds--Registered
   Senior Officer                                 Trademark--
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------

   John M. Zerr -- 1962            2006           Director, Senior Vice President,          N/A
   Senior Vice President, Chief                   Secretary and General Counsel, A I M
   Legal Officer and Secretary                    Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director, Vice President
                                                  and Secretary, INVESCO Distributors,
                                                  Inc.; Vice President and Secretary,
                                                  A I M Capital Management, Inc., AIM
                                                  Investment Services, Inc., and Fund
                                                  Management Company; Senior Vice
                                                  President and Secretary, A I M
                                                  Distributors, Inc.; Director, INVESCO
                                                  Funds Group Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Global Compliance Director, AMVESCAP      N/A
   Vice President                                 PLC; and Vice President of The AIM
                                                  Family of Funds--Registered Trademark--

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and The AIM Family
                                                  of Funds--Registered Trademark--; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Vice President, AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company; Senior Vice
                                                  President and Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; and Senior Vice President
                                                  and Compliance Director, Delaware
                                                  Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Senior Vice President and General
   Vice President                                 Counsel, AMVESCAP PLC; Director, INVESCO
                                                  Funds Group, Inc.; and Vice President of
                                                  The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Director, General Counsel, and  N/A
                                                  Vice President Fund Management Company;
                                                  Director, Senior Vice President,
                                                  Secretary and General Counsel, A I M
                                                  Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--; Chief
                                                  Executive Officer and President, INVESCO
                                                  Funds Group, Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc. and Liberty Funds Group,
                                                  LLC
------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M  N/A
   Vice President, Principal                      Advisors, Inc.; and Vice President,
   Financial Officer and                          Treasurer and Principal Officer of The
   Treasurer                                      AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief           N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, Senior Vice
                                                  President and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       2003           Director of Cash Management, Managing     N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and The AIM Family of
                                                  Funds--Registered Trademark--
------------------------------------------------------------------------------------------------------------------------------

   Todd L. Spillane -- 1958        2006           Senior Vice President, A I M Management   N/A
   Chief Compliance Officer                       Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            225 Franklin Street
Floor                         1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

            DOMESTIC EQUITY                        INTERNATIONAL/GLOBAL EQUITY                          FIXED INCOME

AIM Basic Balanced Fund*                     AIM Asia Pacific Growth Fund                 TAXABLE
AIM Basic Value Fund                         AIM China Fund
AIM Capital Development Fund                 AIM Developing Markets Fund                  AIM Enhanced Short Bond Fund
AIM Charter Fund                             AIM European Growth Fund                     AIM Floating Rate Fund
AIM Constellation Fund                       AIM European Small Company Fund(1)           AIM High Yield Fund
AIM Diversified Dividend Fund                AIM Global Aggressive Growth Fund            AIM Income Fund
AIM Dynamics Fund                            AIM Global Equity Fund                       AIM Intermediate Government Fund
AIM Large Cap Basic Value Fund               AIM Global Growth Fund                       AIM International Bond Fund
AIM Large Cap Growth Fund                    AIM Global Value Fund                        AIM Limited Maturity Treasury Fund
AIM Mid Cap Basic Value Fund                 AIM Japan Fund                               AIM Money Market Fund
AIM Mid Cap Core Equity Fund(1)              AIM International Core Equity Fund           AIM Short Term Bond Fund
AIM Opportunities I Fund                     AIM International Growth Fund                AIM Total Return Bond Fund
AIM Opportunities II Fund                    AIM International Small Company Fund(1)      Premier Portfolio
AIM Opportunities III Fund                   AIM Trimark Fund                             Premier U.S. Government Money Portfolio
AIM S&P 500 Index Fund
AIM Select Equity Fund                                                                    TAX-FREE
AIM Small Cap Equity Fund                                 SECTOR EQUITY
AIM Small Cap Growth Fund                                                                 AIM High Income Municipal Fund(1)
AIM Structured Core Fund                     AIM Advantage Health Sciences Fund           AIM Municipal Bond Fund
AIM Structured Growth Fund                   AIM Energy Fund                              AIM Tax-Exempt Cash Fund
AIM Structured Value Fund                    AIM Financial Services Fund                  AIM Tax-Free Intermediate Fund
AIM Summit Fund                              AIM Global Health Care Fund                  Premier Tax-Exempt Portfolio
AIM Trimark Endeavor Fund                    AIM Global Real Estate Fund
AIM Trimark Small Companies Fund             AIM Gold & Precious Metals Fund                        ALLOCATION SOLUTIONS
                                             AIM Leisure Fund
                                             AIM Multi-Sector Fund                        AIM Conservative Allocation Fund
                                             AIM Real Estate Fund(1)                      AIM Growth Allocation Fund
                                             AIM Technology Fund                          AIM Moderate Allocation Fund
                                             AIM Utilities Fund                           AIM Moderate Growth Allocation Fund
                                                                                          AIM Moderately Conservative Allocation
                                                                                          Fund

                                                                                                  DIVERSIFIED PORTFOLIOS

                                                                                          AIM Income Allocation Fund
                                                                                          AIM International Allocation Fund

                                             ==============================================================================
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
                                             FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                             FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                             ==============================================================================

*Domestic equity and income fund

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

   If used after January 20, 2007, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $429 billion in assets under management. Data as of August 31, 2006.

AIMinvestments.com                  I-AHS-AR-1          A I M Distributors, Inc.

                        YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash            [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management            --Registered Trademark--
                               Plans    Accounts
------------------------------------------------------------------------

FIXED INCOME                                              AIM FLOATING RATE FUND

                                 Annual Report to Shareholders o August 31, 2006
Taxable Noninvestment Grade




Table of Contents
---------------------------------------
Supplemental Information ..........   2

Letters to Shareholders ...........   3

Performance Summary ...............   5

Management Discussion .............   5

Fund Expenses .....................   7

Long-term Fund Performance ........   8

Approval of Advisory Agreement ....  10

Schedule of Investments ........... F-1

Financial Statements ............. F-13

Notes to Financial Statements .... F-17

Financial Highlights ............. F-25

Auditor's Report ................. F-31

Tax Disclosures .................. F-32           [COVER GLOBE IMAGE]

Trustees and Officers ............ F-34




[AIM INVESTMENT SOLUTIONS]


 [GRAPHIC]      [GRAPHIC]     [GRAPHIC]

[DOMESTIC]   [INTERNATIONAL    [SECTOR
  EQUITY]     GLOBAL EQUITY]    EQUITY]

 [GRAPHIC]      [GRAPHIC]     [GRAPHIC]

  [FIXED      [ALLOCATION   [DIVERSIFIED
  INCOME]      SOLUTIONS]    PORTFOLIOS]



YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIM FLOATING RATE FUND


AIM FLOATING RATE FUND SEEKS TO PROVIDE A HIGH LEVEL OF CURRENT INCOME, AND SECONDARILY, PRESERVATION OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of August 31, 2006, and is based on total net assets.

ABOUT SHARE CLASSES                          interest rates and market price              reflect sales charges. Performance of an
                                             fluctuations will affect the                 index of funds reflects fund expenses;
o As of the close of business on April       performance of the Fund's investments        performance of a market index does not.
13, 2006, AIM Floating Rate Fund             in synthetic instruments.
reorganized from a Closed-End to an                                                       OTHER INFORMATION
Open-End Fund. Information presented         o The Fund may hold loans and
for Class A shares prior to the              securities that are illiquid and             o The Fund's fiscal year was changed to
reorganization includes financial data       involve greater risk than securities         August 31, 2006.
for Class B shares of the Closed-End         with more liquid markets.
Fund. Information presented for Class                                                     o The Fund's 30-day distribution rate is
C shares prior to the reorganization         ABOUT INDEXES USED IN THIS REPORT            calculated by dividing the annualized sum
includes financial data for Class C                                                       of the previous 30 days' dividends
shares of the Closed-End Fund.               o The unmanaged LEHMAN BROTHERS U.S.         declared by the offering price per share
                                             AGGREGATE BOND INDEX (the Lehman             on the last day of the period.
o On July 27, 2006, all Class B1             Aggregate), which represents the U.S.
shares converted into Class A shares         investment-grade fixed-rate bond             o The returns shown in management's
                                             market (including government and             discussion of Fund performance are based
o Class R shares are available only to       corporate securities, mortgage               on net asset values calculated for
certain retirement plans. Please see         pass-through securities and                  shareholder transactions. Generally
the prospectus for more information.         asset-backed securities), is compiled        accepted accounting principles require
                                             by Lehman Brothers, a global                 adjustments to be made to the net assets
PRINCIPAL RISKS OF INVESTING IN THE          investment bank.                             of the Fund at period end for financial
FUND                                                                                      reporting purposes, and as such, the net
                                             o The unmanaged LIPPER CLOSED-END LOAN       asset values for shareholder transactions
o The Fund may invest all or                 PARTICIPATION FUNDS INDEX represents         and the returns based on those net asset
substantially all of its assets in           an average of the 10 largest                 values may differ from the net asset
senior secured floating rate loans and       Closed-End loan participation funds          values and returns reported in the
senior secured debt securities or            tracked by Lipper Inc., an independent       Financial Highlights.
other securities rated below                 mutual fund performance monitor.
investment grade. These securities are                                                    o Industry classifications used in this
generally considered to have                 o The unmanaged LIPPER OPEN-END LOAN         report are generally according to the
speculative characteristics and are          PARTICIPATION FUNDS CATEGORY AVERAGE         Global Industry Classification Standard,
subject to greater risk of loss of           is the average of the returns for all        which was developed by and is the
principal and interest than higher           Open-End funds in the loan                   exclusive property and a service mark of
rated securities. Foreign loans and          participation category, as classified        Morgan Stanley Capital International Inc.
debt securities have additional risks,       by Lipper. These funds invest primarily      and Standard & Poor's.
including exchange rate changes,             in participation interests in
political and economic developments,         collateralized senior corporate loans        The Fund provides a complete list of its
the relative lack of information about       that have floating or variable rates.        holdings four times in each fiscal year,
those companies and the potential lack                                                    at the quarter-ends. For the second and
of strict financial and accounting           o The unmanaged CSFB LEVERAGED LOAN          fourth quarters, the lists appear in the
controls and standards.                      INDEX is an index of below-investment-       Fund's semiannual and annual reports to
                                             grade loans designed to mirror the           shareholders. For the first and third
o The Fund may use leverage, which           investable universe of the U.S. dollar-      quarters, the Fund files the lists with
entails special risks such as                denominated leveraged loan market. The       the Securities and Exchange Commission
magnifying changes in the value of the       index is compiled by Credit Suisse First     (SEC) on Form N-Q. The most recent list of
portfolios securities.                       Boston Corporation, a well-known global      portfolio holdings is available at
                                             investment bank.                             AlMinvestments.com. From our home page,
o The Fund is nondiversified, which                                                       click on Products & Performance, then
increases risks.                             o The Fund is not managed to track the       Mutual Funds, then Fund Overview. Select
                                             performance of any particular index,         your Fund from the drop-down menu and
o Floating Rate investments are not          including the indexes defined here,          click on Complete Quarterly Holdings.
money market funds, and the Fund does        and consequently, the performance of         Shareholders can also look up the Fund's
not seek to maintain a stable net            the Fund may deviate significantly           Forms N-Q on the SEC Web site at sec.gov.
asset value (NAV).                           from the performance of the indexes.

o The Fund invests in synthetic              o A direct investment cannot be made         Continued on page 9
instruments, the value of which may          in an index. Unless otherwise
not correlate perfectly with the             indicated, index results include
overall securities markets. Rising           reinvested dividends, and they do not

=====================================================================================     ==========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,     FUND NASDAQ SYMBOLS
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                      Class A Shares                       AFRAX
=====================================================================================     Class C Shares                       AFRCX
                                                                                          Class R Shares                       AFRRX
NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE                                   ==========================================
AIMinvestments.com

AIM FLOATING RATE FUND



                   Dear Fellow AIM Fund Shareholders:

                   At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

    [CROCKETT         Looking ahead, your Board finds many reasons to be
      PHOTO] positive about AIM's management and strategic direction. Most importantly, AIM management's investment management discipline is paying off in terms of improved overall performance While work remains to be done, AIM's complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000 for the periods ended August 31, 2006. We are also pleased with AIM management's efforts to seek more cost-effective ways of delivering superior service.

BRUCE L. CROCKETT     In addition, AIM is realizing the benefits of belonging
                   to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $429 billion globally as of August 31, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                      The seven new AIM funds--which include Asian funds,
                   structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                      Your Board is very pleased with the overall direction and
                   progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                   Sincerely,

                   /s/ BRUCE L. CROCKETT

                   Bruce L. Crockett
                   Independent Chair
                   AIM Funds Board

                   October 18, 2006

                   * To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this annual report on pages 10-11.

AIM FLOATING RATE FUND


MANAGEMENT'S DISCUSSION                                                                    o Industry position and
OF FUND PERFORMANCE                                                                        dynamics--company niche, size,
                                                                                           vulnerabilities and suppliers, as well
=========================================================================================  as industry challenges and potential.

PERFORMANCE SUMMARY                                                                        o Assets--their quality (valuation and
                                                                                           convertibility to cash) and
For the eight-month period ending August 31, 2006, the Fund, excluding                     divisibility.
applicable sales charges, outperformed the Lehman U.S. Aggregate Bond Index (the
Lehman Aggregate). The Fund invests in lower-rated fixed income instruments,               o Cash flow--sales and earnings
primarily senior secured corporate loans, and these outperformed the broad                 breakdown, current and planned cash
market of investment-grade bonds, which the Lehman Aggregate represents. The               requirements and earnings
Fund slightly underperformed the CSFB Leveraged Loan Index largely because of              predictability.
our conservative investment approach.
                                                                                           o Financial flexibility--access to
  Your Fund's long-term performance appears on pages 8 and 9.                              additional capital.

FUND VS. INDEXES                                                                             We manage risk by holding daily credit
                                                                                           and trading discussions, combined with
Cumulative total returns, 12/31/05-8/31/06, excluding applicable sales charges. If sales   frequent comprehensive credit reviews of
charges were included, returns would be lower.                                             all holdings in the portfolio to
                                                                                           determine whether each company has the
Class A Shares                                                                  4.32%      ability to meets its objectives.
Class C Shares                                                                  4.05
Class R Shares*                                                                 4.23         Our sell discipline is designed to
Lehman Brothers U.S. Aggregate Bond Index (Broad Market Index)                  2.16       avoid loss of principal. Some conditions
CSFB Leveraged Loan Index (Style-Specific Index)                                4.65       that may cause us to reduce or sell a
Lipper Open-End Loan Participation+ Funds Category Average (Peer Group Index)   3.65       position include:
Lipper Closed-End Loan Participation Funds Index (Former Peer Group Index)      4.65
                                                                                           o Unfavorable industry trends, poor
SOURCES: LIPPER INC., BLOOMBERG L.P.                                                       performance, or lack of access to
                                                                                           capital that may cause the company to
+   Lipper recently reclassified AIM Floating Rate Fund from the Lipper                    fail to meet its planned objectives.
    Closed-End Loan Participation Funds category to the Lipper Open-End Loan
    Participation Funds category.                                                          o Earnings potential and/or price
                                                                                           potential improvement has been met or
*   Share class incepted during the reporting period. See page 9 for detailed              exceeded.
    explanation of Fund performance.
                                                                                           o More attractive investment
=========================================================================================  opportunities.

HOW WE INVEST                                 low volatility. We choose holdings based     MARKET CONDITIONS AND YOUR FUND
                                              on our risk/return and relative value
We believe a carefully selected               analysis, conducting an in-depth credit      Despite concerns that rising inflation
portfolio of senior secured loans,            analysis on all available loans in both      would lead the U.S. Federal Reserve
chosen from a broad source of issuers         the primary (new issue) and secondary        Board (the Fed) to continue raising
and carefully selected based on credit        (or trading) markets. We examine each        interest rates, the broad bond market,
quality considerations may provide a          company's:                                   represented by the Lehman Aggregate,
steady stream of income with some                                                          posted a respectable 2.16% return for
capital protection.                           o Management--experience, depth and          the reporting period. The Federal
                                              track record.                                Reserve increased the target federal
   We construct the portfolio with a                                                       funds rate four times in increments of
conservative approach, focusing on                                                         0.25%. The reporting period began
credit quality and
                                                                                                                       (continued)

=========================================    ==========================================   =========================================

PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                            TOP 10 ISSUERS*

By sector, based on total investments        1. Broadcasting & Cable TV            9.4%    1. Spectrum Brands, Inc.            1.4%
                                             2. Diversified Commercial &                   2. Cequel III LLC                   1.3
Consumer Discretionary             25.8%        Professional Services              4.3     3. Level 3 Communications, Inc.     1.3
Industrials                        15.3      3. Specialty Chemicals                3.9     4. Adelphia (Olympus Cable
Materials                          11.8      4. Leisure Facilities                 3.6        Holdings) Communications Corp.   1.3
Health Care                         6.8      5. Integrated Telecommunications              5. HealthSouth Corp.                1.2
Telecommunication Services          6.4         Services                           3.4     6. Metro-Goldwyn-Mayer, Inc.        1.1
Consumer Staples                    6.3                                                    7. Graham Packaging Co., L.P.       1.1
Financials                          3.9      Total Net Assets           $225.2 million     8. RH Donnelley Corp.               1.1
Energy                              3.5                                                    9. Starbound Holdings               1.1
Information Technology              3.0      Total Number of Holdings*             399    10. Qwest Corp.                      1.1
Utilities                           2.8
Money Market Funds                 14.4


The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.
*Excluding money market fund holdings.

=========================================    ==========================================   =========================================

AIM FLOATING RATE FUND


with this key rate at 4.25% and ended         secured loans. While we do have a sector                  TOM EWALD
with it at 5.25%. After 17 consecutive        strategy overlay, our main emphasis is
rate increases, the Fed left its key          on fundamentals such as credit quality                    Portfolio manager, lead
policy rate unchanged at its August 8         and relative valuation.                    [EWALD         manager of AIM Floating
meeting--the first policy meeting                                                        PHOTO]         Rate Fund. Mr. Ewald
without a hike since May 2004.                   Continuing our view from late 2005,                    joined INVESCO in 2000 as
                                              we selectively favored loans in the                       a credit analyst and was
   The bank loan asset class your Fund        energy, consumer discretionary,            promoted to portfolio manager of certain
invests in fared better than the broad        industrials and materials sectors. In      other funds in 2001. Prior to joining
bond market as it is not adversely            the consumer discretionary sector, our     INVESCO, Mr. Ewald was a portfolio
affected by rising interest rates. The        largest industry exposure was in           manager at another firm. Mr. Ewald
loans in which the Fund invests usually       broadcasting and cable TV. In the          earned an A.B. from Harvard College and
float above the three-month London            industrials sector, loans fell most        an M.B.A. from the Darden School of
Interbank Offered Rate (LIBOR), which is      often in diversified commercial and        Business at the University of Virginia.
the rate of interest at which banks           professional services followed by
borrow from each other. Adjusted daily,       industrial conglomerates. In materials,    GREG STOECKLE
the LIBOR began the period at 4.54% and       we favored the specialty chemicals
ended at 5.40%. In line with the move in      industry. For the reporting period, we     Portfolio manager, manager of AIM
LIBOR, your Fund's yield generally            were underweight airlines, automobiles     Floating Rate Fund. Mr. Stoeckle joined
increased as the LIBOR rose.                  and real estate.                           INVESCO in 1999 and has held several
                                                                                         senior management positions within the
   Against this backdrop, bank loans,            Our sector allocations changed little   bank loan group. He began his investment
represented by the CFSB Leveraged Loan        over the eight-month reporting period.     career in 1987 as a credit analyst for
Index, returned 4.65% while Class A           The small changes were primarily a         another firm. Mr. Stoeckle earned a B.S.
shares returned 4.32%, excluding sales        result of adjustments in the portfolio     from Ursinus College and an M.B.A. from
charges. The Fund slightly                    as we sought to improve the spread and     Saint Joseph's University.
underperformed the CSFB Index mostly due      reduce leverage on the Fund. The Fund
to our conservative approach and broadly      had been running approximately 10 to 15%
diversified portfolio.                        leverage. During the reporting period,
                                              we temporarily reduced the leverage to
   Key market factors affecting the           zero as we transitioned from a
asset class and your Fund for the             Closed-End structure to an Open-End
reporting period include loan supply and      structure in April. The Closed-End
demand, interest rate spreads, and            structure allowed for daily purchases
defaults. In our calendar year report         and limited redemptions to a quarterly
for 2005, we indicated that loan supply       interval. The new open-end structure
was strong and that demand was rising         allows for daily purchases and daily
even faster. This trend continued into        redemptions.
the first quarter of 2006 but began to
reverse in the second quarter as supply       IN CLOSING
began to outpace demand.
                                              We would like to welcome any new
   The surplus of bank loans has              shareholders to the Fund and would like
affected both the leveraged loan new          to thank existing shareholders for their
issue and secondary markets. As supply        continued investment in AIM Floating
has increased, spreads began to widen         Rate Fund.
resulting in lower prices and higher
yields. We viewed the softening of the        THE VIEWS AND OPINIONS EXPRESSED IN
secondary market as a positive trend as       MANAGEMENT'S DISCUSSION OF FUND
it drove down unsustainable prices and        PERFORMANCE ARE THOSE OF A I M ADVISORS,
reduced the risk of loss associated with      INC. THESE VIEWS AND OPINIONS ARE
the pay down of loans purchased at a          SUBJECT TO CHANGE AT ANY TIME BASED ON
premium over par value. Consistent with       FACTORS SUCH AS MARKET AND ECONOMIC
your Fund's more conservative approach,       CONDITIONS. THESE VIEWS AND OPINIONS MAY
we avoided paying up for loans,               NOT BE RELIED UPON AS INVESTMENT ADVICE
especially for companies with higher          OR RECOMMENDATIONS, OR AS AN OFFER FOR A
leverage and lower credit quality.            PARTICULAR SECURITY. THE INFORMATION IS
                                              NOT A COMPLETE ANALYSIS OF EVERY ASPECT
   After a small spike in defaults at         OF ANY MARKET, COUNTRY, INDUSTRY,
the end of 2005 to 3.02% the default          SECURITY OR THE FUND. STATEMENTS OF FACT
rate fell back to 2.08% as of August 31,      ARE FROM SOURCES CONSIDERED RELIABLE,
2006; your Fund experienced no defaults       BUT A I M ADVISORS, INC. MAKES NO
during the reporting period.                  REPRESENTATION OR WARRANTY AS TO THEIR
                                              COMPLETENESS OR ACCURACY. ALTHOUGH
   Because the loan market is driven by       HISTORICAL PERFORMANCE IS NO GUARANTEE
businesses' specific needs, we are            OF FUTURE RESULTS, THESE INSIGHTS MAY
limited to the loans that are available       HELP YOU UNDERSTAND OUR INVESTMENT
in the market at any given time. Also,        MANAGEMENT PHILOSOPHY.
certain sectors and industries are more
likely than others to use senior                    See important Fund and index
                                               disclosures on the inside front cover.
                                                                                         FOR A PRESENTATION OF YOUR FUND'S
                                                                                         LONG-TERM PERFORMANCE, PLEASE SEE PAGES
                                                                                         8 AND 9.


AIM FLOATING RATE FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                                                                    ended August 31, 2006, appear in the
                                                                                           table "Cumulative Total Returns" on page
As a shareholder of the Fund, you incur      together with the amount you invested,        9. The actual cumulative total returns
two types of costs: (1) transaction          to estimate the expenses that you paid        at net asset value after expenses for
costs, which may include sales charges       over the period. Simply divide your           Class R for the period as of close of
(loads) on purchase payments or              account value by $1,000 (for example, an      business April 13, 2006 through August
contingent deferred sales charges on         $8,600 account value divided by $1,000 =      31, 2006, appear on page 9.
redemptions; and redemption fees, if         8.6), then multiply the result by the
any; and (2) ongoing costs, including        number in the table under the heading            The hypothetical account values and
management fees; distribution and/or         entitled "Actual Expenses Paid During         expenses may not be used to estimate the
service fees (12b-1); and other Fund         Period" to estimate the expenses you          actual ending account balance or
expenses. This example is intended to        paid on your account during this period       expenses you paid for the period. You
help you understand your ongoing costs       (as of close of business April 13, 2006       may use this information to compare the
(in dollars) of investing in the Fund        through August 31, 2006 for the Class R       ongoing costs of investing in the Fund
and to compare these costs with ongoing      shares). Because the actual ending            and other funds. To do so, compare this
costs of investing in other mutual           account value and expense information in      5% hypothetical example with the 5%
funds. With the exception of the actual      the example is not based upon a six           hypothetical examples that appear in the
ending account value and expenses of the     month period for the Class R shares, the      shareholder reports of the other funds.
Class R shares, the example is based on      ending account value and expense
an investment of $1,000 invested at the      information may not provide a meaningful         Please note that the expenses shown
beginning of the period and held for the     comparison to mutual funds that provide       in the table are meant to highlight your
entire period March 1, 2006, through         such information for a full six month         ongoing costs only and do not reflect
August 31, 2006. The actual ending           period.                                       any transactional costs, such as sales
account value and expenses of the Class                                                    charges (loads) on purchase payments,
R shares in the below example are based      HYPOTHETICAL EXAMPLE FOR                      contingent deferred sales charges on
on an investment of $1,000 invested as       COMPARISON PURPOSES                           redemptions, and redemption fees, if
of close of business April 13, 2006 (the                                                   any. Therefore, the hypothetical
date the share class commenced               The table below also provides                 information is useful in comparing
operations) and held through August 31,      information about hypothetical account        ongoing costs only, and will not help
2006.                                        values and hypothetical expenses based        you determine the relative total costs
                                             on the Fund's actual expense ratio and        of owning different funds. In addition,
ACTUAL EXPENSES                              an assumed rate of return of 5% per year      if these transactional costs were
                                             before expenses, which is not the Fund's      included, your costs would have been
The table below provides information         actual return. The Fund's actual              higher.
about actual account values and actual       cumulative total returns at net asset
expenses. You may use the information in     value after expenses (except Class R)
this table,                                  for the period






====================================================================================================================================
                                                    ACTUAL                               HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                    BEGINNING            ENDING              EXPENSES             ENDING             EXPENSES           ANNUALIZED
   SHARE          ACCOUNT VALUE       ACCOUNT VALUE         PAID DURING        ACCOUNT VALUE        PAID DURING          EXPENSE
   CLASS             (3/1/06)         (8/31/06)(1)          PERIOD(2,4)          (8/31/06)           PERIOD(5)           RATIO(3)
  Class A           $1,000.00           $1,029.50              $7.62             $1,017.69             $7.58              1.49%
  Class C            1,000.00            1,028.40               9.87              1,015.48              9.80              1.93
Class R (1)          1,000.00            1,018.00               5.88              1,017.54              7.73              1.52


(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2006, through August 31,
    2006 (as of close of business April 13, 2006, through August 31, 2006, for the Class R shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of
    5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half-year. For the Class R shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 140 (as of close of business April 13, 2006, through August 31, 2006)/365. Because the Class R shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

(3) As of close of business April 13, 2006, the Fund, which was previously a closed-end fund, was reorganized as an open-end fund.
    In addition, prior to the reorganization, the closed-end fund employed a leverage strategy. The Fund intends to implement the leverage strategy in the future. The annualized expense ratio restated as if the expenses of the open end fund and the use of the leverage strategy had been in effect throughout the entire most recent fiscal half year (as of close of business on April
    13, 2006, through August 31, 2006, for the Class R shares) is 1.81%, 2.31% and 2.06% for the Class A, C and R shares, respectively.

(4) The actual expenses paid restated as if the changes discussed above in footnote 3 had been in effect throughout the entire most recent fiscal half year 2006 (as of close of business on April 13, 2006, through August 31, 2006, for the Class R shares) are
    $9.26, $11.81, and $7.97 for the Class A, C and R shares, respectively.

(5) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class R shares of the Fund and other funds because such data is based on a full six month period. The hypothetical expenses paid restated as if the changes discussed above in footnote 3 had been in effect throughout the entire most recent fiscal half year are $9.20, $11.72, and $10.46 for the Class A, C and R shares, respectively.
====================================================================================================================================

AIM FLOATING RATE FUND

YOUR FUND'S LONG-TERM PERFORMANCE

====================================================================================================================================
Past performance cannot guarantee            RESULTS OF A $10,000 INVESTMENT
comparable future results.                   Index data from 5/1/97, Fund data from 4/30/97

   The data shown in the chart include                                       [MOUNTAIN CHART]
reinvested distributions, applicable
sales charges, Fund expenses and                                                   LEHMAN BROTHERS          CSFB
management fees. Index results include         DATE     AIM FLOATING RATE FUND-     U.S. AGGREGATE       LEVERAGED
reinvested dividends, but they do not                       CLASS A SHARES           BOND INDEX          LOAN INDEX
reflect sales charges. Performance of an
index of funds reflects fund expenses          4/30/97                                 $10000              $10000
and management fees; performance of a          5/97              $9812                  10095               10075
market index does not. Performance shown       6/97               9872                  10215               10164
in the chart and table(s) does not             7/97               9935                  10491               10236
reflect deduction of taxes a shareholder       8/97              10009                  10402               10309
would pay on Fund distributions or sale        9/97              10070                  10555               10373
of Fund shares. Performance of the             10/97             10143                  10708               10412
indexes does not reflect the effects of        11/97             10202                  10757               10453
taxes.                                         12/97             10266                  10866               10514
                                               1/98              10330                  11005               10575
   This chart, which is a logarithmic          2/98              10386                  10996               10632
chart, presents the fluctuations in the        3/98              10437                  11033               10715
value of the Fund and its indexes. We          4/98              10495                  11091               10799
believe that a logarithmic chart is more       5/98              10545                  11196               10876
effective than other types of charts in        6/98              10605                  11291               10949
illustrating changes in value during the       7/98              10672                  11315               11009
early years shown in the chart. The            8/98              10737                  11499               11029
vertical axis, the one that indicates          9/98              10680                  11768               10979
the dollar value of an investment, is          10/98             10699                  11706               10887
constructed with each segment                  11/98             10725                  11773               10964
representing a percent change in the           12/98             10806                  11808               11073
value of the investment. In this chart,        1/99              10878                  11892               11101
each segment represents a doubling, or         2/99              10909                  11684               11053
100% change, in the value of the               3/99              10969                  11748               11120
investment. In other words, the space          4/99              11018                  11786               11201
between $5,000 and $10,000 is the same         5/99              11083                  11682               11345
size as the space between $10,000 and          6/99              11146                  11645               11448
$20,000.                                       7/99              11215                  11594               11524
                                               8/99              11238                  11589               11482
                                               9/99              11270                  11723               11455
                                               10/99             11315                  11766               11439
                                               11/99             11346                  11765               11513
                                               12/99             11401                  11709               11591
                                               1/00              11474                  11670               11704
                                               2/00              11531                  11811               11743
                                               3/00              11557                  11967               11650
                                               4/00              11605                  11933               11693
                                               5/00              11652                  11927               11791
                                               6/00              11732                  12175               11863
                                               7/00              11781                  12286               11947
                                               8/00              11852                  12464               12009
                                               9/00              11883                  12542               12048
                                               10/00             11903                  12625               12053
                                               11/00             11934                  12832               12080
                                               12/00             11973                  13071               12164
                                               1/01              12000                  13285               12238
                                               2/01              12112                  13401               12343
                                               3/01              12075                  13468               12358
                                               4/01              12031                  13411               12307
                                               5/01              12022                  13492               12454
                                               6/01              12059                  13543               12469
                                               7/01              12045                  13846               12500
                                               8/01              12069                  14005               12601
                                               9/01              12022                  14169               12360
                                               10/01             11834                  14465               12167
                                               11/01             11802                  14266               12358
                                               12/01             11794                  14174               12487
                                               1/02              11904                  14289               12555
                                               2/02              11927                  14428               12507
                                               3/02              12067                  14188               12652
                                               4/02              12166                  14464               12787
                                               5/02              12213                  14587               12779
                                               6/02              12245                  14712               12586
                                               7/02              12151                  14890               12395
                                               8/02              12098                  15142               12359
                                               9/02              12115                  15387               12386
                                               10/02             12005                  15316               12220
                                               11/02             12003                  15312               12430
                                               12/02             12118                  15629               12625
                                               1/03              12220                  15643               12796
                                               2/03              12256                  15858               12863
                                               3/03              12258                  15846               12905
                                               4/03              12404                  15977               13086
                                               5/03              12524                  16274               13262
                                               6/03              12640                  16242               13449
                                               7/03              12715                  15696               13541
                                               8/03              12725                  15800               13570
                                               9/03              12805                  16219               13707
                                               10/03             12858                  16068               13830
                                               11/03             12939                  16106               13930
                                               12/03             12974                  16271               14016
                                               1/04              13090                  16401               14162
                                               2/04              13159                  16578               14206
                                               3/04              13181                  16702               14265
                                               4/04              13260                  16268               14330
                                               5/04              13279                  16203               14362
                                               6/04              13349                  16295               14454
                                               7/04              13396                  16456               14504
                                               8/04              13434                  16771               14527
                                               9/04              13596                  16816               14582
                                               10/04             13668                  16957               14654
                                               11/04             13754                  16822               14734
                                               12/04             13799                  16976               14801
                                               1/05              13861                  17083               14878
                                               2/05              13967                  16983               14965
                                               3/05              14002                  16896               15041
                                               4/05              14006                  17124               15054
                                               5/05              13983                  17309               15066
                                               6/05              14069                  17404               15167
                                               7/05              14173                  17246               15285
                                               8/05              14275                  17467               15392
                                               9/05              14315                  17287               15464
                                               10/05             14361                  17150               15514
                                               11/05             14407                  17226               15565
                                               12/05             14489                  17389               15643
                                               1/06              14573                  17391               15746
                                               2/06              14682                  17448               15856
                                               3/06              14786                  17277               15973
                                               4/06              14876                  17246               16049
                                               5/06              14936                  17227               16111
                                               6/06              14946                  17263               16178
                                               7/06              15032                  17497               16262
                                               8/06              15110                  17766               16371
====================================================================================================================================

AIM FLOATING RATE FUND

========================================     ========================================      ========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                  CUMULATIVE TOTAL RETURNS

As of 8/31/06, including applicable          As of 6/30/06, the most recent calendar       6 months ended 8/31/06,excluding
sales charges                                quarter-end, including applicable sales       applicable sales charges
                                             charges
CLASS A SHARES                                                                             Class A Shares                  2.95%
Inception (5/1/97)              4.52%        CLASS A SHARES                                Class C Shares                  2.84
 5 Years                        4.08         Inception (5/1/97)              4.48%
 1 Year                         3.27          5 Years                        3.87          4/13/06-8/31/06
                                              1 Year                         3.59          Class R Shares                  1.80%
CLASS C SHARES
Inception (3/31/00)             3.97%        CLASS C SHARES
 5 Years                        4.33         Inception (3/31/00)             3.90%
 1 Year                         4.64          5 Years                        4.12
                                              1 Year                         5.05
CLASS R SHARES
Inception                       4.80%        CLASS R SHARES
 5 Years                        4.59         Inception                       4.77%
 1 Year                         5.79          5 Years                        4.38
                                              1 Year                         6.19
========================================     ========================================      ========================================

AS OF THE CLOSE OF BUSINESS ON APRIL            THE PERFORMANCE DATA QUOTED REPRESENT      IS 1% FOR THE FIRST YEAR AFTER PURCHASE.
13, 2006, THE FUND REORGANIZED FROM A        PAST PERFORMANCE AND CANNOT GUARANTEE         CLASS R SHARES DO NOT HAVE A FRONT-END
CLOSED-END FUND TO AN OPEN-END FUND.         COMPARABLE FUTURE RESULTS; CURRENT            SALES CHARGE; RETURNS ARE SHOWN AT NET
                                             PERFORMANCE MAY BE LOWER OR HIGHER.           ASSET VALUE AND DO NOT REFLECT A 0.75%
   CLASS A AND C SHARE RETURNS PRIOR TO      PLEASE VISIT AIMINVESTMENTS.COM FOR THE       CDSC WHICH MAY BE IMPOSED ON A TOTAL
APRIL 13, 2006, ARE THE HISTORICAL           MOST RECENT MONTH-END PERFORMANCE.            REDEMPTION OF RETIREMENT PLAN ASSETS
PERFORMANCE OF THE CLOSED-END FUND'S         PERFORMANCE FIGURES REFLECT FUND              WITHIN THE FIRST YEAR.
CLASS B AND C SHARES, RESPECTIVELY.          EXPENSES, THE REINVESTMENT OF
                                             DISTRIBUTIONS, AND CHANGES IN NET ASSET          THE PERFORMANCE OF THE FUND'S SHARE
   THE INCEPTION DATE FOR THE CLASS R        VALUE. INVESTMENT RETURN AND PRINCIPAL        CLASSES WILL DIFFER PRIMARILY DUE TO
SHARES IS APRIL 13, 2006; RETURNS SINCE      WILL FLUCTUATE SO THAT YOU MAY HAVE A         DIFFERENT SALES CHARGE STRUCTURES AND
THAT DATE ARE HISTORICAL RETURNS. ALL        GAIN OR LOSS WHEN YOU SELL SHARES.            CLASS EXPENSES.
OTHER RETURNS ARE BLENDED RETURNS OF
HISTORICAL CLASS R SHARES, AND RESTATED         CLASS A SHARE PERFORMANCE REFLECTS            A REDEMPTION FEE OF 2% WILL BE
PERFORMANCE OF THE CLOSED-END FUND'S         THE MAXIMUM 2.50% SALES CHARGE. CLASS C       IMPOSED ON CERTAIN REDEMPTIONS OR
CLASS B SHARES (FOR THE PERIODS PRIOR TO     SHARE PERFORMANCE REFLECTS THE                EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
THE INCEPTION DATE OF THE CLASS R            APPLICABLE CONTINGENT DEFERRED SALES          OF PURCHASE. EXCEPTIONS TO THE
SHARES) AT NAV OF THE CLOSED-END FUND'S      CHARGE (CDSC) FOR THE PERIOD INVOLVED.        REDEMPTION FEE ARE LISTED IN THE FUND'S
CLASS B SHARES. THE CLOSED-END FUND'S        THE CDSC ON CLASS C SHARES                    PROSPECTUS.
CLASS B SHARE INCEPTION DATE IS MAY
1, 1997.                                                                                      HAD FEES NOT BEEN WAIVED AND/OR
                                                                                           EXPENSES REIMBURSED ON CLASS C SHARES,
                                                                                           RETURNS WOULD HAVE BEEN LOWER.

Continued from inside front cover

Copies of the Fund's Forms N-Q may be        A description of the policies and             Information regarding how the Fund voted
reviewed and copied at the SEC Public        procedures that the Fund uses to              proxies related to its portfolio
Reference Room in Washington, D.C. You       determine how to vote proxies relating        securities during the 12 months ended
can obtain information on the operation      to portfolio securities is available          June 30, 2006, is available at our Web
of the Public Reference Room, including      without charge, upon request, from our        site. Go to AIMinvestments.com, access
information about duplicating fee            Client Services department at                 the About Us tab, click on Required
charges, by calling 202-942-8090 or          800-959-4246 or on the AIM Web site,          Notices and then click on Proxy Voting
800-732-0330, or by electronic request       AIMinvestments.com. On the home page,         Activity. Next, select the Fund from the
at the following e-mail address:             scroll down and click on AIM Funds Proxy      drop-down menu. The information is also
publicinfo@sec.gov. The SEC file numbers     Policy. The information is also               available on the SEC Web site, sec.gov.
for the Fund are 811-09913 and               available on the SEC Web site, sec.gov.
333-36074.

AIM FLOATING RATE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Counselor       the review of these and other factors,       Advisory Agreement was fair and
Series Trust (the "Board") oversees the      the Board concluded that the quality of      reasonable.
management of AIM Floating Rate Fund (the    services to be provided by AIM was
"Fund") and, as required by law,             appropriate and that AIM currently is        o Fees relative to those of comparable
determines annually whether to approve       providing satisfactory services in           funds with other advisors. The Board
the continuance of the Fund's advisory       accordance with the terms of the Advisory    reviewed the advisory fee rate for the
agreement with A I M Advisors, Inc.          Agreement.                                   Fund under the Advisory Agreement. The
("AIM"). Based upon the recommendation of                                                 Board compared effective contractual
the Investments Committee of the Board,      o The performance of the Fund relative to    advisory fee rates at a common asset
at a meeting held on June 27, 2006, the      comparable funds. The Board reviewed the     level at the end of the past calendar
Board, including all of the independent      performance of AIM Floating Rate Fund, a     year and noted that the Fund's rate was
trustees, approved the continuance of the    closed-end interval fund which was           below the median rate of the funds
advisory agreement (the "Advisory            converted into the Fund (the "Predecessor    advised by other advisors with investment
Agreement") between the Fund and AIM for     Fund"), during the past one, three and       strategies comparable to those of the
another year, effective July 1, 2006.        five calendar years against the              Fund that the Board reviewed. The Board
                                             performance of funds advised by other        noted that AIM has agreed to limit the
   The Board considered the factors          advisors with investment strategies          Fund's total annual operating expenses,
discussed below in evaluating the            comparable to those of the Predecessor       as discussed below. Based on this review,
fairness and reasonableness of the           Fund. The Board noted that the               the Board concluded that the advisory fee
Advisory Agreement at the meeting on June    Predecessor Fund's performance was           rate for the Fund under the Advisory
27, 2006 and as part of the Board's          comparable to the median performance of      Agreement was fair and reasonable.
ongoing oversight of the Fund. In their      such comparable funds for the one year
deliberations, the Board and the             period and below such median performance     o Expense limitations and fee waivers.
independent trustees did not identify any    for the three and five year periods.         The Board noted that AIM has voluntarily
particular factor that was controlling,      Based on this review and after taking        agreed to waive fees and/or limit
and each trustee attributed different        account of all of the other factors that     expenses of the Fund in an amount
weights to the various factors.              the Board considered in determining          necessary to limit total annual operating
                                             whether to continue the Advisory             expenses to a specified percentage of
   One responsibility of the independent     Agreement for the Fund, the Board            average daily net assets for each class
Senior Officer of the Fund is to manage      concluded that no changes should be made     of the Fund. The Board considered the
the process by which the Fund's proposed     to the Fund and that it was not necessary    voluntary nature of this fee
management fees are negotiated to ensure     to change the Fund's portfolio management    waiver/expense limitation and noted that
that they are negotiated in a manner         team at this time. Although the              it can be terminated at any time by AIM
which is at arms' length and reasonable.     independent written evaluation of the        without further notice to investors. The
To that end, the Senior Officer must         Fund's Senior Officer (discussed below)      Board considered the effect this fee
either supervise a competitive bidding       only considered Fund performance through     waiver/expense limitation would have on
process or prepare an independent written    the most recent calendar year, the Board     the Fund's estimated expenses and
evaluation. The Senior Officer has           also reviewed more recent Fund               concluded that the levels of fee
recommended an independent written           performance, which did not change their      waivers/expense limitations for the Fund
evaluation in lieu of a competitive          conclusions.                                 were fair and reasonable.
bidding process and, upon the direction
of the Board, has prepared such an           o The performance of the Fund relative to    o Breakpoints and economies of scale. The
independent written evaluation. Such         indices. The Board reviewed the              Board reviewed the structure of the
written evaluation also considered           performance of the Predecessor Fund          Fund's advisory fee under the Advisory
certain of the factors discussed below.      during the past one, three and five          Agreement, noting that it contains three
In addition, as discussed below, the         calendar years against the performance of    breakpoints. The Board reviewed the level
Senior Officer made a recommendation to      the Lipper Closed-End Loan Participation     of the Fund's advisory fees, and noted
the Board in connection with such written    Index. The Board noted that the              that such fees, as a percentage of the
evaluation.                                  Predecessor Fund's performance was           Fund's net assets, would decrease as net
                                             comparable to the performance of such        assets increase because the Advisory
   The discussion below serves as a          Index for the one year period and below      Agreement includes breakpoints. The Board
summary of the Senior Officer's              such Index for the three and five year       noted that, due to the Fund's asset
independent written evaluation and           periods. Based on this review and after      levels at the end of the past calendar
recommendation to the Board in connection    taking account of all of the other           year and the way in which the advisory
therewith, as well as a discussion of the    factors that the Board considered in         fee breakpoints have been structured, the
material factors and the conclusions with    determining whether to continue the          Fund has yet to benefit from the
respect thereto that formed the basis for    Advisory Agreement for the Fund, the         breakpoints. The Board concluded that the
the Board's approval of the Advisory         Board concluded that no changes should be    Fund's fee levels under the Advisory
Agreement. After consideration of all of     made to the Fund and that it was not         Agreement therefore would reflect
the factors below and based on its           necessary to change the Fund's portfolio     economies of scale at higher asset levels
informed business judgment, the Board        management team at this time. Although       and that it was not necessary to change
determined that the Advisory Agreement is    the independent written evaluation of the    the advisory fee breakpoints in the
in the best interests of the Fund and its    Fund's Senior Officer (discussed below)      Fund's advisory fee schedule.
shareholders and that the compensation to    only considered Fund performance through
AIM under the Advisory Agreement is fair     the most recent calendar year, the Board     o Investments in affiliated money market
and reasonable and would have been           also reviewed more recent Fund               funds. The Board also took into account
obtained through arm's length                performance, which did not change their      the fact that uninvested cash and cash
negotiations.                                conclusions.                                 collateral from securities lending
                                                                                          arrangements, if any (collectively, "cash
   Unless otherwise stated, information      o  Meetings with the Fund's portfolio        balances") of the Fund may be invested in
presented below is as of June 27, 2006       managers and investment personnel. With      money market funds advised by AIM
and does not reflect any changes that may    respect to the Fund, the Board is            pursuant to the terms of an SEC exemptive
have occurred since June 27, 2006,           meeting periodically with such Fund's        order. The Board found that the Fund may
including but not limited to changes to      portfolio managers and/or other              realize certain benefits upon investing
the Fund's performance, advisory fees,       investment personnel and believes that       cash balances in AIM advised money market
expense limitations and/or fee waivers.      such individuals are competent and able      funds, including a higher net return,
                                             to continue to carry out their               increased liquidity, increased
o The nature and extent of the advisory      responsibilities under the Advisory          diversification or decreased transaction
services to be provided by AIM. The Board    Agreement.                                   costs. The Board also found that the Fund
reviewed the services to be provided by                                                   will not receive reduced services if it
AIM under the Advisory Agreement. Based      o Overall performance of AIM. The Board      invests its cash balances in such money
on such review, the Board concluded that     considered the overall performance of AIM    market funds. The Board noted that, to
the range of services to be provided by      in providing investment advisory and         the extent the Fund invests uninvested
AIM under the Advisory Agreement was         portfolio administrative services to the     cash in affiliated money market funds,
appropriate and that AIM currently is        Fund and concluded that such performance     AIM has voluntarily agreed to waive a
providing services in accordance with the    was satisfactory.                            portion of the advisory fees it receives
terms of the Advisory Agreement.                                                          from the Fund attributable to such
                                             o Fees relative to those of clients of       investment. The Board further determined
o The quality of services to be provided     AIM with comparable investment               that the proposed securities lending
by AIM. The Board reviewed the               strategies. The Board reviewed the           program and related procedures with
credentials and experience of the            effective advisory fee rate (before          respect to the lending Fund is in the
officers and employees of AIM who will       waivers) for the Fund under the Advisory     best interests of the lending Fund and
provide investment advisory services to      Agreement. The Board noted that this rate    its respective shareholders. The Board
the Fund. In reviewing the qualifications    was above the total advisory fee rates       therefore concluded that the investment
of AIM to provide investment advisory        for two separately managed accounts/wrap     of cash collateral received in connection
services, the Board considered such          accounts managed by an AIM affiliate with    with the securities lending program in
issues as AIM's portfolio and product        investment strategies comparable to those    the money market funds according to the
review process, various back office          of the Fund. The Board noted that AIM has    procedures is in the best interests of
support functions provided by AIM and        agreed to limit the Fund's total             the lending Fund and its respective
AIM's equity and fixed income trading        operating expenses, as discussed below.      shareholders.
operations. Based on                         Based on this review, the Board concluded
                                             that the advisory fee rate for the Fund      o Independent written evaluation and
                                             under the                                    recommendations of the Fund's Senior
                                                                                          Officer. The Board noted

                                                                                                                        (continued)

AIM FLOATING RATE FUND

that, upon their direction, the Senior       APPROVAL OF SUB-ADVISORY AGREEMENT          o The performance of the Fund relative
Officer of the Fund, who is independent                                                  to indices. The Board reviewed the
of AIM and AIM's affiliates, had prepared       The Board oversees the management of     performance of the Predecessor Fund
an independent written evaluation in         the Fund and, as required by law,           during the past one, three and five
order to assist the Board in determining     determines annually whether to approve      calendar years against the performance
the reasonableness of the proposed           the continuance of the Fund's               of the Lipper Closed-End Loan
management fees of the AIM Funds,            sub-advisory agreement. Based upon the      Participation Index. The Board noted
including the Fund. The Board noted that     recommendation of the Investments           that the Predecessor Fund's performance
the Senior Officer's written evaluation      Committee of the Board, at a meeting        was comparable to the performance of
had been relied upon by the Board in this    held on June 27, 2006, the Board,           such Index for the one year period and
regard in lieu of a competitive bidding      including all of the independent            below such Index for the three and five
process. In determining whether to           trustees, approved the continuance of       year periods. Based on this review and
continue the Advisory Agreement for the      the sub-advisory agreement (the             after taking account of all of the other
Fund, the Board considered the Senior        "Sub-Advisory Agreement") between           factors that the Board considered in
Officer's written evaluation.                INVESCO Senior Secured Management, Inc.     determining whether to continue the
                                             (the "Sub-Advisor") and AIM with respect    Advisory Agreement for the Fund, the
o Profitability of AIM and its               to the Fund for another year, effective     Board concluded that no changes should
affiliates. The Board reviewed               July 1, 2006.                               be made to the Fund and that it was not
information concerning the profitability                                                 necessary to change the Fund's portfolio
of AIM's (and its affiliates') investment       The Board considered the factors         management team at this time. Although
advisory and other activities and its        discussed below in evaluating the           the independent written evaluation of
financial condition. The Board considered    fairness and reasonableness of the          the Fund's Senior Officer (discussed
the overall profitability of AIM, as well    Sub-Advisory Agreement at the meeting on    below) only considered Fund performance
as the profitability of AIM in connection    June 27, 2006 and as part of the Board's    through the most recent calendar year,
with managing the Fund. The Board noted      ongoing oversight of the Fund. In their     the Board also reviewed more recent Fund
that AIM's operations remain profitable,     deliberations, the Board and the            performance, which did not change their
although increased expenses in recent        independent trustees did not identify       conclusions.
years have reduced AIM's profitability.      any particular factor that was
Based on the review of the profitability     controlling, and each trustee attributed    o Meetings with the Fund's portfolio
of AIM's and its affiliates' investment      different weights to the various            managers and investment personnel. With
advisory and other activities and its        factors.                                    respect to the Fund, the Board is
financial condition, the Board concluded                                                 meeting periodically with such Fund's
that the compensation to be paid by the         The discussion below serves as a         portfolio managers and/or other
Fund to AIM under its Advisory Agreement     discussion of the material factors and      investment personnel and believes that
was not excessive.                           the conclusions with respect thereto        such individuals are competent and able
                                             that formed the basis for the Board's       to continue to carry out their
o Benefits of soft dollars to AIM. The       approval of the Sub-Advisory Agreement.     responsibilities under the Sub-Advisory
Board considered the benefits realized by    After consideration of all of the           Agreement.
AIM as a result of brokerage transactions    factors below and based on its informed
executed through "soft dollar"               business judgment, the Board determined     o Overall performance of the
arrangements. Under these arrangements,      that the Sub-Advisory Agreement is in       Sub-Advisor. The Board considered the
brokerage commissions paid by the Fund       the best interests of the Fund and its      overall performance of the Sub-Advisor
and/or other funds advised by AIM are        shareholders and that the compensation      in providing investment advisory
used to pay for research and execution       to the Sub-Advisor under the                services to the Fund and concluded that
services. This research may be used by       Sub-Advisory Agreement is fair and          such performance was satisfactory.
AIM in making investment decisions for       reasonable.
the Fund. The Board concluded that such                                                  o Fees relative to those of clients of
arrangements were appropriate.                  Unless otherwise stated, information     the Sub-Advisor with comparable
                                             presented below is as of June 27, 2006      investment strategies. The Board
o AIM's financial soundness in light of      and does not reflect any changes that       reviewed the sub-advisory fee rate for
the Fund's needs. The Board considered       may have occurred since June 27, 2006,      the Fund under the Sub-Advisory
whether AIM is financially sound and has     including but not limited to changes to     Agreement and the sub-advisory fees paid
the resources necessary to perform its       the Fund's performance.                     thereunder. The Board noted that this
obligations under the Advisory Agreement,                                                rate was below the total advisory fee
and concluded that AIM has the financial     o The nature and extent of the advisory     rate for two separately managed
resources necessary to fulfill its           services to be provided by the              accounts/wrap accounts managed by the
obligations under the Advisory Agreement.    Sub-Advisor. The Board reviewed the         Sub-Advisor with investment strategies
                                             services to be provided by the              comparable to those of the Fund. The
o Historical relationship between the        Sub-Advisor under the Sub-Advisory          Board noted that AIM has agreed to limit
Fund and AIM. In determining whether to      Agreement. Based on such review, the        the Fund's total annual operating
approve the Advisory Agreement for the       Board concluded that the range of           expenses. The Board also considered the
Fund, the Board also considered the prior    services to be provided by the              services to be provided by the
relationship between AIM, the Predecessor    Sub-Advisor under the Sub-Advisory          Sub-Advisor pursuant to the Sub-Advisory
Fund and the Fund, as well as the Board's    Agreement was appropriate and that the      Agreement and the services to be
knowledge of AIM's operations, and           Sub-Advisor currently is providing          provided by AIM pursuant to the Advisory
concluded that it was beneficial to          services in accordance with the terms of    Agreement, as well as the allocation of
maintain the current relationship, in        the Sub-Advisory Agreement.                 fees between AIM and the Sub-Advisor
part, because of such knowledge. The                                                     pursuant to the Sub-Advisory Agreement.
Board also reviewed the general nature of    o The quality of services to be provided    The Board noted that the sub-advisory
the non-investment advisory services         by the Sub-Advisor. The Board reviewed      fees have no direct effect on the Fund
currently performed by AIM and its           the credentials and experience of the       or its shareholders, as they are paid by
affiliates, such as administrative,          officers and employees of the               AIM to the Sub-Advisor, and that AIM and
transfer agency and distribution             Sub-Advisor who will provide investment     the Sub-Advisor are affiliates. Based on
services, and the fees received by AIM       advisory services to the Fund. Based on     this review, the Board concluded that
and its affiliates for performing such       the review of these and other factors,      the sub-advisory fee rate under the
services. In addition to reviewing such      the Board concluded that the quality of     Sub-Advisory Agreement was fair and
services, the trustees also considered       services to be provided by the              reasonable.
the organizational structure employed by     Sub-Advisor was appropriate and that the
AIM and its affiliates to provide those      Sub-Advisor currently is providing          o Profitability of AIM and its
services. Based on the review of these       satisfactory services in accordance with    affiliates. The Board reviewed
and other factors, the Board concluded       the terms of the Sub-Advisory Agreement.    information concerning the profitability
that AIM and its affiliates were                                                         of AIM's (and its affiliates')
qualified to continue to provide             o The performance of the Fund relative to   investment advisory and other activities
non-investment advisory services to the      comparable funds. The Board reviewed the    and its financial condition. The Board
Fund, including administrative, transfer     performance of the Predecessor Fund         considered the overall profitability of
agency and distribution services, and        during the past one, three and five         AIM, as well as the profitability of AIM
that AIM and its affiliates currently are    calendar years against the performance of   in connection with managing the
providing satisfactory non-investment        funds advised by other advisors with        Predecessor Fund. The Board noted that
advisory services to the Fund.               investment strategies comparable to those   AIM's operations remain profitable,
                                             of the Predecessor Fund. The Board noted    although increased expenses in recent
o Other factors and current trends. The      that the Predecessor Fund's performance     years have reduced AIM's profitability.
Board considered the steps that AIM and      was comparable to the median performance    Based on the review of the profitability
its affiliates have taken over the last      of such comparable funds for the one year   of AIM's and its affiliates' investment
several years, and continue to take, in      period and below such median performance    advisory and other activities and its
order to improve the quality and             for the three and five year periods.        financial condition, the Board concluded
efficiency of the services they provide      Based on this review and after taking       that the compensation to be paid by the
to the Funds in the areas of investment      account of all of the other factors that    Fund to AIM under its Advisory Agreement
performance, product line                    the Board considered in determining         was not excessive.
diversification, distribution, fund          whether to continue the Advisory
operations, shareholder services and         Agreement for the Fund, the Board           o The Sub-Advisor's financial soundness
compliance. The Board concluded that         concluded that no changes should be made    in light of the Fund's needs. The Board
these steps taken by AIM have improved,      to the Fund and that it was not necessary   considered whether the Sub-Advisor is
and are likely to continue to improve,       to change the Fund's portfolio management   financially sound and has the resources
the quality and efficiency of the            team at this time. Although the             necessary to perform its obligations
services AIM and its affiliates provide      independent written evaluation of the       under the Sub-Advisory Agreement, and
to the Fund in each of these areas, and      Fund's Senior Officer (discussed below)     concluded that the Sub-Advisor has the
support the Board's approval of the          only considered Fund performance through    financial resources necessary to fulfill
continuance of the Advisory Agreement for    the most recent calendar year, the Board    its obligations under the Sub-Advisory
the Fund.                                    also reviewed more recent Fund              Agreement.
                                             performance, which did not change their
                                             conclusions.

Supplement to Annual Report dated 8/31/06

AIM FLOATING RATE FUND

                                             ========================================      INSTITUTIONAL CLASS SHARES HAVE NO SALES
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                  CHARGE; THEREFORE, PERFORMANCE IS AT NET
                                             For periods ended 8/31/06                     ASSET VALUE (NAV). PERFORMANCE OF
The following information has been                                                         INSTITUTIONAL CLASS SHARES WILL DIFFER
prepared to provide Institutional Class      Inception                         4.82%       FROM PERFORMANCE OF OTHER SHARE CLASSES
shareholders with a performance overview     5 Years                           4.63        PRIMARILY DUE TO DIFFERING SALES CHARGES
specific to their holdings.                  1 Year                            5.99        AND CLASS EXPENSES.
Institutional Class shares are offered       6 Months*                         3.05
exclusively to institutional investors,      ========================================         PLEASE NOTE THAT PAST PERFORMANCE IS
including defined contribution plans                                                       NOT INDICATIVE OF FUTURE RESULTS. MORE
that meet certain criteria.                  AVERAGE ANNUAL TOTAL RETURNS                  RECENT RETURNS MAY BE MORE OR LESS THAN
                                             For periods ended 6/30/06, most recent        THOSE SHOWN. ALL RETURNS ASSUME
                                             calendar quarter-end                          REINVESTMENT OF DISTRIBUTIONS AT NAV.
                                                                                           INVESTMENT RETURN AND PRINCIPAL VALUE
                                             Inception                         4.78%       WILL FLUCTUATE SO YOUR SHARES, WHEN
                                             5 Years                           4.40        REDEEMED, MAY BE WORTH MORE OR LESS THAN
                                             1 Year                            6.30        THEIR ORIGINAL COST. SEE FULL REPORT FOR
                                             6 Months*                         3.21        INFORMATION ON COMPARATIVE BENCHMARKS.
                                                                                           PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             *Cumulative total return that has not         MORE INFORMATION. FOR THE MOST CURRENT
                                             been annualized                               MONTH-END PERFORMANCE, PLEASE CALL
                                             ========================================      800-451-4246 OR VISIT
                                                                                           AIMinvestments.com.
                                             CUMULATIVE TOTAL RETURNS
                                             4/13/06--8/31/06

                                             Institutional Class               2.00%
                                             ========================================

                                             AS OF THE CLOSE OF BUSINESS ON APRIL 13,
                                             2006, THE FUND REORGANIZED FROM A
                                             CLOSED-END FUND TO AN OPEN-END FUND. THE
                                             INCEPTION DATE FOR THE OPEN-END FUND'S
                                             INSTITUTIONAL CLASS SHARES IS APRIL 13,
                                             2006; RETURNS SINCE THAT DATE ARE
                                             HISTORICAL RETURNS. ALL OTHER RETURNS
                                             ARE BLENDED RETURNS OF HISTORICAL
                                             INSTITUTIONAL CLASS SHARES AND RESTATED
                                             PERFORMANCE OF THE CLOSED-END FUND'S
                                             CLASS B SHARES (FOR PERIODS PRIOR TO THE
                                             INCEPTION DATE OF OPEN-END FUND'S
========================================     INSTITUTIONAL CLASS SHARES) AT NET ASSET
                                             VALUE. THE CLOSED-END FUND'S CLASS B
NASDAQ Symbol                      AFRIX     SHARE INCEPTION DATE IS MAY 1, 1997.

========================================

Over for information on your Fund's expenses.

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================
                                                                                           [YOUR GOALS. OUR SOLUTIONS.]
FOR INSTITUTIONAL INVESTOR USE ONLY                                                          --Registered Trademark--
This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.
                                                                                           [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                                                --Registered Trademark--
AIMinvestments.com                  FLR-INS-1          A I M Distributors, Inc.

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur      together with the amount you invested,        expense ratio and an assumed rate of
ongoing costs, including management fees     to estimate the expenses that you paid        return of 5% per year before expenses,
and other Fund expenses. This example is     over the period. Simply divide your           which is not the Fund's actual return.
intended to help you understand your         account value by $1,000 (for example, an      The Fund's actual cumulative total
ongoing costs (in dollars) of investing      $8,600 account value divided by $1,000 =      return after expenses for the period as
in the Fund and to compare these costs       8.6), then multiply the result by the         of close of business April 13, 2006,
with ongoing costs of investing in other     number in the table under the heading         through August 31, 2006, appears in the
mutual funds. The actual ending account      entitled "Actual Expenses Paid During         table on the front of this supplement.
value and expenses in the below example      Period" to estimate the expenses you
are based on an investment of $1,000         paid on your account during the period,          The hypothetical account values and
invested as of close of business April       as of close of business April 13, 2006,       expenses may not be used to estimate the
13, 2006 (the date the share class           through August 31, 2006. Because the          actual ending account balance or
commenced sales) and held through August     actual ending account value and expense       expenses you paid for the period. You
31, 2006. The hypothetical ending            information in the example is not based       may use this information to compare the
account value and expenses in the below      upon a six month period, the ending           ongoing costs of investing in the Fund
example are based on an investment of        account value and expense information         and other funds. To do so, compare this
$1,000 invested at the beginning of the      may not provide a meaningful comparison       5% hypothetical example with the 5%
period and held for the entire six month     to mutual funds that provide such             hypothetical examples that appear in the
period March 1, 2006, through August 31,     information for a full six month period.      shareholder reports of the other funds.
2006.
                                             HYPOTHETICAL EXAMPLE FOR                         Please note that the expenses shown in
ACTUAL EXPENSES                              COMPARISON PURPOSES                           the table are meant to highlight your
                                                                                           ongoing costs only. Therefore, the
The table below provides information         The table below also provides                 hypothetical information is useful in
about actual account values and actual       information about hypothetical account        comparing ongoing costs only, and will
expenses. You may use the information in     values and hypothetical expenses based        not help you determine the relative
this table,                                  on the Fund's actual                          total costs of owning different funds.



====================================================================================================================================
                                                 ACTUAL                             HYPOTHETICAL
                                                                        (5% annual return before expenses)

                    BEGINNING           ENDING            EXPENSES            ENDING             EXPENSES         ANNUALIZED
                  ACCOUNT VALUE      ACCOUNT VALUE       PAID DURING       ACCOUNT VALUE       PAID DURING         EXPENSE
 SHARE CLASS       (3/1/06)(1)       (8/31/06)(1)        PERIOD(2,4)         (8/31/06)          PERIOD(5)          RATIO(3)
Institutional       $1,000.00          $1,020.00            $3.80            $1,020.27            $4.99             0.98%

(1) The actual ending account value is based on the actual total return of the Fund for the period as of close of business April 13,
    2006, through August 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses over the six month period March 1, 2006, through August 31, 2006.

(2) Actual expenses are equal to the annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 140 (as of close of business April 13, 2006, through August 31, 2006)/365. Because the share class has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

(3) As of close of business April 13, 2006, the Fund, which was previously a closed-end fund, was reorganized as an open-end fund.
    Prior to the reorganization, the closed-end fund employed a leverage strategy. The Fund intends to implement the leverage strategy in the future. The annualized expense ratio restated as if the use of the leverage strategy had been effect throughout the period as of close of business April 13, 2006, through August 31, 2006 is 1.52%.

(4) The actual expenses paid restated as if the changes discussed above in footnote 3 had been in effect throughout the period as of close of business April 13, 2006, through August 31, 2006 are $5.89.

(5) Hypothetical expenses are equal to the annualized as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing the Institutional Class shares of the Fund and other funds because such data is based on a full six month period. The hypothetical expenses paid restated as if the changes discussed above in footnote 3 had been in effect throughout the entire most recent fiscal half year are $7.73.
====================================================================================================================================

AIMinvestments.com                  FLR-INS-1         A I M Distributors, Inc.

AIM Floating Rate Fund

SCHEDULE OF INVESTMENTS

August 31, 2006


                                               MOODY'S   PRINCIPAL
                                               RATING(A)   AMOUNT        VALUE
----------------------------------------------------------------------------------
SENIOR SECURED FLOATING RATE INTERESTS-86.11%(B)(C)

AEROSPACE & DEFENSE-1.34%


Alion Science & Technology Corp.
  Term Loan
  8.25%, 08/02/09(d)                              B1     $  872,612   $    872,612
----------------------------------------------------------------------------------
  Unsec. Term Loan
  11.00%, 01/15/08(d)(e)                          B3      1,000,000        997,500
----------------------------------------------------------------------------------
B/E Aerospace, Inc. Term Loan 8.25%,
  08/22/12(d)                                     B1         82,333         82,470
----------------------------------------------------------------------------------
K&F Industries, Inc. Term Loan 7.33%,
  11/18/12(d)                                     B2        674,399        675,032
----------------------------------------------------------------------------------
Spirit Aerosystems, Inc. Term Loan B 7.75%,
  12/31/11(d)                                     B1        391,050        392,614
==================================================================================
                                                                         3,020,228
==================================================================================



AIRLINES-0.28%


United Air Lines, Inc.
  Delay Draw Term Loan
  9.08%, 02/01/12(d)                              B1         87,326         88,454
----------------------------------------------------------------------------------
  Term Loan B
  9.25%, 02/01/12(d)                              B1        545,288        552,331
==================================================================================
                                                                           640,785
==================================================================================



AIRPORT SERVICES-0.80%


Hertz Corp. (The)
  Syn LOC
  5.42%, 12/21/12(d)                             Ba2        101,010        101,605
----------------------------------------------------------------------------------
  Term Loan B
  7.62-7.73%, 12/21/12(d)                        Ba2      1,698,583      1,708,593
==================================================================================
                                                                         1,810,198
==================================================================================



ALTERNATIVE CARRIERS-1.46%


Iridium LLC/Capital Corp.
  First Lien Term Loan A
  9.74%, 06/30/10(d)                              B3        201,333        198,565
----------------------------------------------------------------------------------
  Second Lien Term Loan
  13.74%, 07/27/12(d)                             B3         64,200         62,475
----------------------------------------------------------------------------------
Level 3 Communications, Inc. Term Loan 8.41%,
  12/01/11(d)                                     B2      3,000,000      3,016,251
==================================================================================
                                                                         3,277,291
==================================================================================



APPAREL RETAIL-0.51%


Neiman Marcus Group, Inc. (The) Term Loan
  7.77%, 04/06/13(d)                              B1      1,133,844      1,141,970
==================================================================================



APPAREL, ACCESSORIES & LUXURY GOODS-0.57%


Jostens, Inc. Term Loan C 7.07%, 12/21/11(d)      B1      1,286,406      1,290,908
==================================================================================

                                               MOODY'S   PRINCIPAL
                                               RATING(A)   AMOUNT        VALUE
----------------------------------------------------------------------------------



AUTO PARTS & EQUIPMENT-2.50%


Accuride Corp. Term Loan B 7.31%, 01/31/12(d)     B1     $  381,828   $    382,496
----------------------------------------------------------------------------------
American Axle & Manufacturing Holdings, Inc.
  Term Loan
  9.81%, 04/12/10(d)                             Ba3        283,733        282,847
----------------------------------------------------------------------------------
  Term Loan B
  9.50%, 04/12/10(d)                              --         81,067         80,813
----------------------------------------------------------------------------------
Federal-Mogul Corp.
  DIP Term Loan
  7.50%, 12/09/06(d)                            Caa1        110,000        110,069
----------------------------------------------------------------------------------
  Revolving Loan
  0.00-7.08%, 09/29/06(d)(f)                    Caa1      1,396,503      1,342,389
----------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) Second Lien
  Term Loan 7.95%, 04/30/10(d)                   Ba3        400,000        402,714
----------------------------------------------------------------------------------
Mark IV Industries (Dayco Products, Inc.)
  Second Lien Term Loan
  11.15-11.35%, 12/31/11(d)                       B1         76,000         77,520
----------------------------------------------------------------------------------
  Term Loan B
  7.90-8.10%, 06/21/11(d)                         B1      1,044,286      1,052,553
----------------------------------------------------------------------------------
Pep Boys-Manny, Moe & Jack (The) Term Loan
  8.33%, 01/27/11(d)                             Ba2         77,805         78,583
----------------------------------------------------------------------------------
RJ Tower Corp. DIP Term Loan B 8.25%,
  02/02/07(d)                                    Ba3        500,000        502,917
----------------------------------------------------------------------------------
Tenneco Automotive Inc.
  Term Loan B
  7.40%, 12/12/10(d)                             Ba3        632,212        635,057
----------------------------------------------------------------------------------
  Term Loan B1
  7.40%, 12/12/10(d)                             Ba3        275,259        276,498
----------------------------------------------------------------------------------
United Components Inc. Term Loan D 7.70%,
  06/30/12(d)                                     B2        410,480        412,020
==================================================================================
                                                                         5,636,476
==================================================================================


AUTOMOBILE MANUFACTURERS-0.44%


TRW Automotive, Inc. Term Loan B 7.19%,
  06/30/12(d)                                    Ba2        985,000        983,085
==================================================================================


BROADCASTING & CABLE TV-8.45%


Adelphia (Olympus Cable Holdings)
  Communications Corp. Term Loan B 10.25%,
  09/30/10(d)                                     B1      3,000,000      2,896,875
----------------------------------------------------------------------------------
Alliance Atlantis Communications Inc.
  (Canada) Term Loan C 7.00%, 12/20/11(d)        Ba2        493,750        492,927
----------------------------------------------------------------------------------
Atlantic Broadband LLC Term Loan B1
  0.00-7.99%, 09/01/11(d)(f)                      B2      1,219,026      1,228,169
----------------------------------------------------------------------------------
Barrington Broadcasting Group LLC Term Loan
  7.65%, 08/12/13(d)                             Ba3         96,000         96,480
----------------------------------------------------------------------------------
Bragg Communications Inc. (Canada) Term Loan
  7.33%, 08/31/11(d)                              B1      1,020,833      1,020,833
----------------------------------------------------------------------------------

AIM Floating Rate Fund


                                               MOODY'S   PRINCIPAL
                                               RATING(A)   AMOUNT        VALUE
----------------------------------------------------------------------------------
BROADCASTING & CABLE TV-(CONTINUED)

Cequel III, LLC
  Second Lien Term Loan A
  9.99%, 05/05/14(d)(e)                           B1     $   78,000   $     75,140
----------------------------------------------------------------------------------
  Term Loan
  10.49%, 11/05/07(d)                             B1      2,000,000      1,992,500
----------------------------------------------------------------------------------
  Term Loan
  7.74%, 11/05/13(d)                              B1        980,000        972,475
----------------------------------------------------------------------------------
Charter Communications, Inc. Term Loan 8.13%,
  04/28/13(d)                                     B2        948,916        950,959
----------------------------------------------------------------------------------
CSC Holdings Inc. Term Loan B 6.99-7.26%,
  03/29/13(d)                                    Ba3      1,995,000      1,983,299
----------------------------------------------------------------------------------
Cumulus Media Inc. Term Loan 7.33-7.63%,
  06/07/13(d)                                    Ba3        251,420        252,009
----------------------------------------------------------------------------------
Emmis Communications Corp. Term Loan B 7.08%,
  11/10/11(d)                                    Ba2        277,778        277,865
----------------------------------------------------------------------------------
Insight Communications Co., Inc. Term Loan C
  7.38%, 12/31/09(d)                             Ba3      1,950,000      1,958,531
----------------------------------------------------------------------------------
MCC Iowa LLC Term Loan D 7.00-7.37%,
  01/31/15(d)                                    Ba3        990,000        984,586
----------------------------------------------------------------------------------
NTL Investment Holding Ltd. Term Loan B4
  7.32%, 12/19/12(d)(e)                          Ba3        337,440        338,705
----------------------------------------------------------------------------------
NextMedia Operating, Inc.
  Delay Draw Term Loan
  7.41%, 11/15/12(d)                              B1         70,170         69,776
----------------------------------------------------------------------------------
  Second Lien Term Loan
  9.83%, 11/15/13(d)                              B3        221,093        221,553
----------------------------------------------------------------------------------
  Term Loan A
  7.33%, 11/15/12(d)                              B1        157,883        156,995
----------------------------------------------------------------------------------
PanAmSat Holding Corp.E Term Loan B2 8.01%,
  01/03/14(d)                                    Ba1        997,378      1,003,456
----------------------------------------------------------------------------------
Paxson Communications Corp. Term Loan 8.76%,
  01/15/12(d)(e)                                  B2        536,364        543,068
----------------------------------------------------------------------------------
Persona Communications LLC (Canada) Term Loan
  B 8.50%, 08/01/11(d)                            B2        490,000        489,388
----------------------------------------------------------------------------------
Susquehanna Media Co. Term Loan 7.25-7.38%,
  05/05/13(d)                                     B1        166,357        166,123
----------------------------------------------------------------------------------
WideOpenWest Illinois Inc.
  First Lien Term Loan
  7.48-7.76%, 05/01/13(d)                         B2        801,600        801,028
----------------------------------------------------------------------------------
  Second Lien Term Loan
  9.83%, 05/01/14(d)                              B2         58,200         58,593
==================================================================================
                                                                        19,031,333
==================================================================================



BUILDING PRODUCTS-1.72%


Atrium Companies, Inc.
  Delay Draw Term Loan
  0.00%, 12/09/12(d)(e)(f)                        B2         27,232         26,279
----------------------------------------------------------------------------------
  Term Loan B
  8.08-8.25%, 05/31/12(d)(e)                      B2        421,662        406,904
----------------------------------------------------------------------------------

                                               MOODY'S   PRINCIPAL
                                               RATING(A)   AMOUNT        VALUE
----------------------------------------------------------------------------------

BUILDING PRODUCTS-(CONTINUED)

Custom Building Products Inc.
  Second Lien Term Loan
  10.62%, 04/29/12(d)                             B1     $1,540,000   $  1,543,850
----------------------------------------------------------------------------------
  Term Loan
  7.75%, 10/29/11(d)                              B1        103,972        104,232
----------------------------------------------------------------------------------
Premdor Inc. Canada
  Term Loan
  7.49-7.50%, 04/05/13(d)                         B2        659,191        647,819
----------------------------------------------------------------------------------
  U.S. Term Loan
  7.49-7.50%, 04/05/13(d)                         B2        660,314        648,923
----------------------------------------------------------------------------------
United Subcontractors, Inc. Term Loan B
  8.36%, 12/27/12(d)                              B2        497,500        496,256
==================================================================================
                                                                         3,874,263
==================================================================================


CASINOS & GAMING-1.85%


Alliance Gaming Corp. Term Loan 9.33%,
  09/04/09(d)                                     B2        113,807        113,902
----------------------------------------------------------------------------------
BLB Investors, LLC
  First Lien Term Loan
  6.99-7.95%, 07/18/11(d)                         B1        898,500        900,746
----------------------------------------------------------------------------------
  Second Lien Term Loan
  8.74-9.70%, 07/18/12(d)                         B1        510,000        513,188
----------------------------------------------------------------------------------
Columbia Sussex Corp. (Wimar Tahoe Corp.)
  Term Loan B 8.00%, 10/24/11(d)                  B2        177,232        177,564
----------------------------------------------------------------------------------
Global Cash Access, LLC Term Loan B 7.08%,
  03/10/10(d)                                    Ba3        189,278        189,041
----------------------------------------------------------------------------------
Herbst Gaming, Inc. Term Loan B 7.11-7.50%,
  01/31/11(d)                                     B1        118,500        118,574
----------------------------------------------------------------------------------
Isle of Capri Black Hawk, LLC Term Loan
  7.47-7.51%, 10/24/11(d)                         B1        160,362        159,961
----------------------------------------------------------------------------------
Isle of Capri Casino, Inc. Delay Draw Term
  Loan 7.25%, 02/04/11(d)                        Ba2        495,000        494,629
----------------------------------------------------------------------------------
Resorts International Unlimited
  Term Loan B
  9.50%, 04/26/12(d)                            Caa1        979,851        984,751
----------------------------------------------------------------------------------
  Term Loan B PIK
  9.50%, 04/26/12(d)                            Caa1          2,483          2,495
----------------------------------------------------------------------------------
Yonkers Racing Corp. Loan Facility 8.83%,
  08/12/11(d)                                     B3        500,001        503,751
==================================================================================
                                                                         4,158,602
==================================================================================


COAL & CONSUMABLE FUELS-0.03%


United Central Industrial Supply Co. Term
  Loan B 8.33-8.61%, 03/31/12(d)                  B3         70,756         71,051
==================================================================================

AIM Floating Rate Fund


                                               MOODY'S   PRINCIPAL
                                               RATING(A)   AMOUNT        VALUE
----------------------------------------------------------------------------------


COMMERCIAL PRINTING-0.74%


Cenveo, Inc. Term Loan B 7.44%, 06/21/13(d)      Ba3     $   41,778   $     41,778
----------------------------------------------------------------------------------
Xsys (BASF Inks) (Luxembourg)
  Term Loan B5
  8.00%, 12/31/12(d)                              --        795,787        800,760
----------------------------------------------------------------------------------
  Term Loan C1
  8.50%, 12/31/13(d)                              --        813,772        822,928
==================================================================================
                                                                         1,665,466
==================================================================================



COMMODITY CHEMICALS-1.72%


Brenntag A.G. (Germany)
  Term Loan
  8.08%, 01/20/14(d)                              B2         51,322         51,836
----------------------------------------------------------------------------------
  Term Loan B2
  8.08%, 01/20/14(d)                              B2        210,041        210,871
----------------------------------------------------------------------------------
Georgia Gulf Corp. Term Loan
  7.32%, 11/30/13(d)                              B1        397,857        399,349
----------------------------------------------------------------------------------
INVISTA
  Term Loan B1
  7.00%, 04/29/11(d)                             Ba2        500,722        500,513
----------------------------------------------------------------------------------
  Term Loan B2
  7.00%, 04/29/11(d)                             Ba2        254,533        254,427
----------------------------------------------------------------------------------
Lyondel Petrochemical Credit Linked Notes
  8.11%, 12/20/09(e)(g)                          Ba3      2,200,000      2,298,035
----------------------------------------------------------------------------------
Wellman, Inc. First Lien Loan 9.49%,
  02/10/09(d)                                     B1        150,000        150,187
==================================================================================
                                                                         3,865,218
==================================================================================



COMMUNICATIONS EQUIPMENT-1.29%

Crown Castle International Corp. Term Loan
  7.65%, 06/01/14(d)(e)                           B2        384,100        386,100
----------------------------------------------------------------------------------
IPC Acquisition Corp.
  Second Lien Term Loan
  12.52%, 08/05/12(d)                             B2        525,000        532,000
----------------------------------------------------------------------------------
  Term Loan B
  8.02-8.14%, 08/05/11(d)                         B2        850,295        851,996
----------------------------------------------------------------------------------
NTELOS, Inc. Term Loan B1 7.58%, 08/24/11(d)      B2        873,544        872,670
----------------------------------------------------------------------------------
Trilogy, Inc.
  Second Lien Term Loan
  11.75%, 06/28/13(d)                            Ba3         55,000         55,292
----------------------------------------------------------------------------------
  Term Loan
  9.50%, 06/30/12(d)                             Ba3        204,000        205,615
==================================================================================
                                                                         2,903,673
==================================================================================



CONSTRUCTION & ENGINEERING-0.09%


Maxim Crane Works Term Loan 7.33-9.25%,
  01/28/10(d)                                     B2        202,877        202,750
==================================================================================



CONSTRUCTION MATERIALS-0.11%


Hillman Group (The) Term Loan B 8.44-8.50%,
  03/31/11(d)                                     B2        244,375        245,902
==================================================================================

                                               MOODY'S   PRINCIPAL
                                               RATING(A)   AMOUNT        VALUE
----------------------------------------------------------------------------------



DATA PROCESSING & OUTSOURCED SERVICES-0.11%


Affiliated Computer Services, Inc. Add Loan B
  7.40-7.41%, 06/30/06(d)(e)                     Ba2     $  251,856   $    252,233
==================================================================================


DISTILLERS & VINTNERS-0.10%


Constellation Brands, Inc. Term Loan B
  6.81-7.00%, 06/01/13(d)                        Ba2        230,461        231,037
==================================================================================


DIVERSIFIED CHEMICALS-0.15%


AGY Holding Corp. Term Loan B 8.25%,
  04/09/12(d)                                     B2        121,944        122,554
----------------------------------------------------------------------------------
Texas Petrochemicals L.P.
  Loan C
  5.41%, 06/27/13(d)                             Ba3         56,250         56,531
----------------------------------------------------------------------------------
  Term Loan B
  7.88-8.00%, 06/27/13(d)                        Ba3        168,750        169,594
==================================================================================
                                                                           348,679
==================================================================================


DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-4.28%


Aspect Software, Inc. First Lien Term Loan
  8.50%, 07/11/11(d)                              B2        445,000        445,334
----------------------------------------------------------------------------------
Bankruptcy Management Solutions, Inc.
  Second Lien Term Loan
  11.74%, 07/28/13(d)                             B1         36,667         37,240
----------------------------------------------------------------------------------
  Term Loan 8.24%, 07/28/12(d)                    B1         64,000         64,360
----------------------------------------------------------------------------------
Billing Services Group, LLC
  First Lien Term Loan
  8.00-8.13%, 05/11/12(d)                         B1        144,175        144,175
----------------------------------------------------------------------------------
  Second Lien Term Loan
  11.50%, 05/06/13(d)                             B3         58,000         58,000
----------------------------------------------------------------------------------
Brock Holdings III, Inc. Term Loan B 7.87%,
  08/18/13(d)                                     B2        135,150        135,657
----------------------------------------------------------------------------------
Coinmach Corp. Term Loan B-1 7.88-7.94%,
  12/19/12(d)                                     B2      1,167,132      1,173,697
----------------------------------------------------------------------------------
Eastman Kodak Co.
  Delay Draw Term Loan
  7.66-7.76%, 10/18/12(d)                        Ba3        674,714        674,112
----------------------------------------------------------------------------------
  Term Loan B
  7.65-7.75%, 10/18/12(d)                        Ba3      1,399,966      1,398,715
----------------------------------------------------------------------------------
Fidelity National Information Solutions Inc.
  Term Loan B 7.08%, 03/09/13(d)                 Ba1      1,228,300      1,230,919
----------------------------------------------------------------------------------
Iron Mountain, Inc.
  Term Loan
  7.09%, 04/02/11(d)                             Ba3        491,250        491,045
----------------------------------------------------------------------------------
  Term Loan C
  7.16%, 04/02/11(d)                             Ba3        737,617        737,309
----------------------------------------------------------------------------------
Merrill Corp. Term Loan 7.58-7.75%,
  05/15/11(d)                                     B1        199,000        199,560
----------------------------------------------------------------------------------
Nuance Communications, Inc.
  Revolving Loan
  0.00%, 04/01/12(d)(f)                           B1        121,000        114,799
----------------------------------------------------------------------------------
  Term Loan B
  7.33%, 04/01/13(d)                              B1        363,090        359,686
----------------------------------------------------------------------------------

AIM Floating Rate Fund


                                               MOODY'S   PRINCIPAL
                                               RATING(A)   AMOUNT        VALUE
----------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-(CONTINUED)

Sedgwick Claims Management Services, Inc.
  Term Loan B 7.33-7.50%, 01/31/13(d)             B1     $   90,423   $     90,272
----------------------------------------------------------------------------------
UGS Corp. Term Loan 7.08-7.24%, 03/31/12(d)       B1        660,809        659,983
----------------------------------------------------------------------------------
US Investigations Services, Inc.
  Tranche B Term Loan
  7.92%, 10/14/12(d)                              B2        571,763        571,763
----------------------------------------------------------------------------------
  Tranche C Term Loan
  7.92%, 10/14/12(d)                              B2         39,563         39,612
----------------------------------------------------------------------------------
VNU Group B.V. Term Loan B 08/09/13(d)(e)(h)      --        937,500        933,252
----------------------------------------------------------------------------------
Walter Industries, Inc. Term Loan 6.87-7.25%,
  10/03/12(d)                                    Ba3         84,267         84,351
==================================================================================
                                                                         9,643,841
==================================================================================



DIVERSIFIED METALS & MINING-0.70%


Boart Longyear Co. Canada
  Term Loan
  8.50%, 07/28/12(d)                              B2         72,990         73,263
----------------------------------------------------------------------------------
  U.S. Term Loan
  8.50%, 07/28/12(d)                              B2        505,315        507,210
----------------------------------------------------------------------------------
Magnum Coal Co.
  LOC Term Loan
  8.58%, 03/21/13(d)                              B3         91,818         91,703
----------------------------------------------------------------------------------
  Term Loan
  8.75%, 03/21/13(d)                              B3        903,636        902,507
==================================================================================
                                                                         1,574,683
==================================================================================



DIVERSIFIED REIT'S-0.76%


Apollo-Newkirk Holding LLC Term Loan 7.83%,
  12/21/07(d)                                    Ba3      1,342,140      1,341,301
----------------------------------------------------------------------------------
Capital Automotive REIT Term Loan B 7.16%,
  12/15/10(d)                                    Ba1        302,804        303,140
----------------------------------------------------------------------------------
Newkirk Master Ltd. Partnership
  Term Loan
  7.15%, 08/11/08(d)                             Ba2         32,059         32,039
----------------------------------------------------------------------------------
  Term Loan B
  7.15%, 08/11/08(d)                             Ba2         41,151         41,126
==================================================================================
                                                                         1,717,606
==================================================================================



DRUG RETAIL-0.42%


General Nutrition Centers, Inc. Tranche C
  Term Loan 8.08-8.15%, 12/05/09(d)               B1        167,856        168,800
----------------------------------------------------------------------------------
Jean Coutu Group Inc. (The) Term Loan B
  8.00%, 07/30/11(d)                              B2        594,271        595,075
----------------------------------------------------------------------------------
MAPCO Express, Inc. Term Loan 8.20%,
  04/28/11(d)                                     B2        179,192        180,088
==================================================================================
                                                                           943,963
==================================================================================

                                               MOODY'S   PRINCIPAL
                                               RATING(A)   AMOUNT        VALUE
----------------------------------------------------------------------------------



ELECTRIC UTILITIES-1.98%


AES Corp. Syn LOC 7.66-7.80%, 03/29/10(d)        Ba2     $1,121,212   $  1,122,614
----------------------------------------------------------------------------------
Calpine Corp.
  DIP First Priority Lien Term Loan
  7.75%, 12/20/07(d)                             Ba3         27,841         27,946
----------------------------------------------------------------------------------
  DIP Second Priority Lien Term Loan
  9.50%, 12/24/07(d)                             Ba3        148,864        150,538
----------------------------------------------------------------------------------
  Revolving Loan
  0.00%, 12/24/07(d)(f)                          Ba3         65,846         65,023
----------------------------------------------------------------------------------
Cogentrix Energy, Inc. Term Loan 7.00%,
  04/14/12(d)                                    Ba2         84,933         84,915
----------------------------------------------------------------------------------
Dynegy Holdings Inc. Loan C 7.15%,
  01/31/12(d)                                    Ba3        261,600        261,273
----------------------------------------------------------------------------------
LSP General Finance Co., LLC
  Delay Draw Term Loan
  0.00%, 05/06/13(d)(f)                          Ba3            196            195
----------------------------------------------------------------------------------
  First Lien Term Loan
  7.08%, 05/06/13(d)                             Ba3         14,059         14,006
----------------------------------------------------------------------------------
  Second Lien Term Loan
  9.00%, 05/05/14(d)                             Ba3         19,400         19,578
----------------------------------------------------------------------------------
  Term Loan B
  7.25%, 05/06/13(d)                             Ba3        338,555        337,285
----------------------------------------------------------------------------------
NRG Energy Inc.
  Syn LOC
  7.50%, 02/01/13(d)                             Ba2         92,201         92,443
----------------------------------------------------------------------------------
  Term Loan
  7.33%, 02/01/13(d)                             Ba2      1,876,407      1,882,858
----------------------------------------------------------------------------------
NSG Holdings II Term Loan 8.35%, 12/13/11(d)      B1        263,666        266,632
----------------------------------------------------------------------------------
Primary Energy Finance LLC Term Loan 7.33%,
  08/24/12(d)                                    Ba2        127,219        127,537
==================================================================================
                                                                         4,452,843
==================================================================================


ELECTRICAL COMPONENTS & EQUIPMENT-0.87%


Cellnet Technology, Inc.
  Second Lien Term Loan
  12.25%, 04/26/13(d)                             B2        333,333        338,333
----------------------------------------------------------------------------------
  Term Loan B
  8.50%, 04/26/12(d)                              B2        410,473        414,578
----------------------------------------------------------------------------------
VeriFone, Inc. Term Loan B 7.24%, 06/30/11(d)     B1      1,201,421      1,199,919
==================================================================================
                                                                         1,952,830
==================================================================================


ELECTRONIC MANUFACTURING SERVICES-0.11%


Revere Industries LLC Term Loan 8.50%,
  12/14/10(d)                                     B2        248,779        249,090
==================================================================================

AIM Floating Rate Fund


                                               MOODY'S   PRINCIPAL
                                               RATING(A)   AMOUNT        VALUE
----------------------------------------------------------------------------------


ENVIRONMENTAL & FACILITIES SERVICES-0.95%


Allied Waste Industries, Inc.
  Loan C
  5.11%, 01/15/12(d)                              B1     $  366,708   $    365,753
----------------------------------------------------------------------------------
  Term Loan
  7.20-7.27%, 01/15/12(d)                         B1        944,061        941,504
----------------------------------------------------------------------------------
Covanta Holding Corp.
  First Term Loan B
  7.58-7.71%, 06/24/12(d)                         B1        166,777        169,696
----------------------------------------------------------------------------------
  Loan C 5.46%, 06/24/12(d)                       B1        658,810        662,378
==================================================================================
                                                                         2,139,331
==================================================================================


FERTILIZERS & AGRICULTURAL CHEMICALS-0.11%


Coffeyville Resources, LLC
  Second Lien Term Loan
  12.13%, 06/24/13(d)                             B1        105,000        108,019
----------------------------------------------------------------------------------
  Syn LOC
  5.40%, 07/08/11(d)                              B1         55,034         55,351
----------------------------------------------------------------------------------
  Term Loan B
  7.63-9.75%, 07/08/12(d)                         B1         81,729         82,199
==================================================================================
                                                                           245,569
==================================================================================


FOOD DISTRIBUTORS-0.65%


Bumble Bee Seafoods, LLC Term Loan B
  7.04-7.25%, 05/02/12(d)                        Ba3         76,500         76,500
----------------------------------------------------------------------------------
Carrols Corp. Six Year Term Loan 8.00%,
  12/31/10(d)                                     Bl        217,045        217,453
----------------------------------------------------------------------------------
OSI Group LLC
  Dutch Term Loan
  7.25%, 09/02/11(d)                             Ba3        134,821        134,484
----------------------------------------------------------------------------------
  German Term Loan
  7.25%, 09/02/11(d)                             Ba3        107,857        107,587
----------------------------------------------------------------------------------
  U.S. Term Loan
  7.25%, 09/02/11(d)                             Ba3        242,678        242,071
----------------------------------------------------------------------------------
Pinnacle Foods Group, Inc. (Aurora Foods)
  Term Loan 7.45-7.48%, 11/25/10(d)               B1        535,948        536,116
----------------------------------------------------------------------------------
Wm. Bolthouse Farms, Inc. Term Loan 7.81%,
  12/17/12(d)                                     B2        159,200        160,261
==================================================================================
                                                                         1,474,472
==================================================================================


FOOD RETAIL-0.57%


Arby's, LLC Term Loan B 7.74-7.75%,
  07/25/12(d)(e)                                  B1        305,152        304,898
----------------------------------------------------------------------------------
Burger King Corp. Term Loan B1 7.00%,
  06/30/12(d)                                    Ba2        334,563        333,674
----------------------------------------------------------------------------------
Chiquita Brands International, Inc.
  Term Loan B
  7.58%, 06/28/12(d)                              B1         13,850         13,804
----------------------------------------------------------------------------------
  Term Loan C
  7.58%, 06/28/12(d)                              B1        294,671        294,793
----------------------------------------------------------------------------------
Quizno's Corp. (The)
  First Term Loan B
  7.75%, 05/05/13(d)                              B2        108,267        107,929
----------------------------------------------------------------------------------
  Second Lien Term Loan
  11.25%, 11/05/13(d)                             B2         57,000         57,677
----------------------------------------------------------------------------------

Roundy's Supermarkets, Inc. Term Loan
  8.29-8.44%, 11/03/11(d)                         B2        163,180        164,540
==================================================================================
                                                                         1,277,315
==================================================================================

                                               MOODY'S   PRINCIPAL
                                               RATING(A)   AMOUNT        VALUE
----------------------------------------------------------------------------------



FOREST PRODUCTS-1.46%


Georgia-Pacific Corp.
  Term Loan B
  7.30-7.50%, 12/21/12(d)                        Ba2     $  810,214   $    810,889
----------------------------------------------------------------------------------
  Term Loan C
  8.30%, 12/23/13(d)                             Ba2      1,091,429      1,100,433
----------------------------------------------------------------------------------
Graphic Packaging International Corp. Term
  Loan C 7.62-8.14%, 08/08/10(d)                  B1      1,219,150      1,229,164
----------------------------------------------------------------------------------
Roseburg Forest Products Co. Term Loan B
  7.00%, 02/24/10(d)                             Ba2        156,082        155,887
==================================================================================
                                                                         3,296,373
==================================================================================


HEALTH CARE DISTRIBUTORS-1.27%


CompBenefits Corp. Term Loan B 8.33-8.62%,
  04/12/12(d)                                     B1         72,088         72,448
----------------------------------------------------------------------------------
Kendle International Inc. Term Loan 8.08%,
  08/16/12(d)                                     B1         95,600         96,317
----------------------------------------------------------------------------------
MultiPlan, Inc. Term Loan B 7.50%,
  04/12/13(d)                                     B2      1,165,888      1,158,115
----------------------------------------------------------------------------------
Team Health, Inc. Term Loan B 7.83-7.90%,
  11/23/12(d)                                     B2         91,540         91,855
----------------------------------------------------------------------------------
VWR International Inc. Term Loan B 7.77%,
  04/07/11(d)                                     B2        629,931        630,719
----------------------------------------------------------------------------------
Warner Chilcott PLC
  Dovobet Delayed Loan
  7.93%, 01/18/12(d)                              B2         26,616         26,641
----------------------------------------------------------------------------------
  Dovonex Delayed Loan
  7.61-8.00%, 01/18/12(d)                         B2        133,081        133,204
----------------------------------------------------------------------------------
  Term Loan B
  7.61-7.97%, 01/18/12(d)                         B2        415,289        415,808
----------------------------------------------------------------------------------
  Term Loan C
  7.61%, 01/18/12(d)                              B2        167,341        167,550
----------------------------------------------------------------------------------
  Term Loan D
  7.61%, 01/18/12(d)                              B2         77,307         77,404
==================================================================================
                                                                         2,870,061
==================================================================================


HEALTH CARE EQUIPMENT-0.29%


Angiotech Pharmaceuticals, Inc. Term Loan
  6.83-7.00%, 03/23/13(d)                        Ba3         57,467         56,569
----------------------------------------------------------------------------------
CONMED Corp. Term Loan 7.33%, 04/13/13(d)        Ba2        366,581        366,123
----------------------------------------------------------------------------------
Sunrise Medical Inc. Term Loan B1 8.56-8.69%,
  05/13/10(d)                                     B1        221,937        221,937
==================================================================================
                                                                           644,629
==================================================================================

AIM Floating Rate Fund


                                               MOODY'S   PRINCIPAL
                                               RATING(A)   AMOUNT        VALUE
----------------------------------------------------------------------------------


HEALTH CARE FACILITIES-1.98%


Beverly Enterprises, Inc. Term Loan B
  7.96-8.25%, 03/14/11(d)                         B1     $  140,648   $    141,175
----------------------------------------------------------------------------------
DaVita Inc. Term Loan B 7.11-7.69%,
  10/05/12(d)                                     B1        908,367        910,232
----------------------------------------------------------------------------------
IASIS Healthcare Corp. Term Loan B
  7.73-7.75%, 06/22/11(d)                         B1      1,708,385      1,715,504
----------------------------------------------------------------------------------
LifePoint Hospitals, Inc. Term Loan B 7.13%,
  04/15/12(d)                                    Ba3      1,619,681      1,610,458
----------------------------------------------------------------------------------
United Surgical Partners Term Loan B 7.08%,
  08/04/13(d)                                    Ba2         87,450         87,669
==================================================================================
                                                                         4,465,038
==================================================================================



HEALTH CARE SERVICES-1.94%


AGA Medical Corp. Term Loan B 7.68-7.72%,
  04/29/13(d)                                     B2        129,808        129,808
----------------------------------------------------------------------------------
Genoa Healthcare LLC
  Term Loan
  13.08%, 02/10/13(d)                             B2        132,000        133,073
----------------------------------------------------------------------------------
  Term Loan B
  8.58-10.50%, 08/10/12(d)                        B2         93,399         93,749
----------------------------------------------------------------------------------
Gentiva Health Services, Inc. Term Loan
  7.37-7.89%, 03/31/13(d)                        Ba3        102,534        102,630
----------------------------------------------------------------------------------
Harlan Sprague Dawley, Inc. Term Loan 8.00%,
  12/19/11(d)                                     B2         77,500         77,791
----------------------------------------------------------------------------------
HealthSouth Corp. Term Loan B 8.52%,
  03/10/13(d)                                     B2      2,687,500      2,696,084
----------------------------------------------------------------------------------
Radiation Therapy Services, Inc. Term Loan B
  7.25-8.50%, 12/16/12(d)                         B1         63,680         63,521
----------------------------------------------------------------------------------
Skilled Healthcare LLC Term Loan 7.78%,
  06/15/12(d)                                     B1        371,250        373,802
----------------------------------------------------------------------------------
US Oncology, Inc. Term Loan B 7.65-7.88%,
  08/20/11(d)                                     B1        699,417        700,728
==================================================================================
                                                                         4,371,186
==================================================================================



HEALTH CARE SUPPLIES-1.22%


Accellent Corp. Term Loan B 7.33-7.40%,
  11/22/12(d)                                     B2      2,092,197      2,084,351
----------------------------------------------------------------------------------
Fresenius Medical Care AG & Co. KGaA Term
  Loan B 6.78-6.87%, 03/31/13(d)                 Ba2        659,348        653,487
==================================================================================
                                                                         2,737,838
==================================================================================



HOMEBUILDING-0.33%


Headwaters, Inc. Fist Lien Term Loan B1
  7.33-7.50%, 04/30/11(d)                        Ba3        735,461        737,912
==================================================================================



HOMEFURNISHING RETAIL-0.89%


Sears Canada Inc. Term Loan B 7.00%,
  12/22/12(d)                                    Ba1      1,995,000      1,995,000
==================================================================================



HOTELS, RESORTS & CRUISE LINES-0.25%


Ginn Co. (The)
  First Lien Term Loan
  8.41%, 06/08/11(d)                              B1        275,102        270,976
----------------------------------------------------------------------------------
  Second Lien Term Loan
  12.41%, 06/08/12(d)                             B1        164,000        162,360
----------------------------------------------------------------------------------
  Term Loan
  8.29%, 06/08/11(d)                              B1        126,088        124,197
==================================================================================
                                                                           557,533
==================================================================================

                                               MOODY'S   PRINCIPAL
                                               RATING(A)   AMOUNT        VALUE
----------------------------------------------------------------------------------



HOUSEHOLD APPLIANCES-0.39%


Goodman Global Holdings, Inc. Term Loan C
  7.25%, 12/23/11(d)                              B1     $  884,643   $    880,497
==================================================================================


HOUSEHOLD PRODUCTS-2.43%


Amscan Holdings, Inc. Term Loan B
  8.30-10.25%, 12/23/12(d)(e)                     B1         48,629         48,791
----------------------------------------------------------------------------------
Central Garden & Pet Co. Term Loan
  6.83-6.91%, 09/30/12(d)                        Ba2        120,332        120,131
----------------------------------------------------------------------------------
Jarden Corp. Term Loan 7.50%, 01/24/12(d)         B1        972,577        972,881
----------------------------------------------------------------------------------
Prestige Brands International, Inc. Term Loan
  B 7.71-9.50%, 04/06/11(d)                       B1      1,021,099      1,023,652
----------------------------------------------------------------------------------
Spectrum Brands, Inc. Term Loan 8.08-8.44%,
  02/06/12(d)                                     B2      3,120,573      3,120,573
----------------------------------------------------------------------------------
Waterpik Technologies, Inc.
  First Lien Term Loan
  7.73%, 06/28/13(d)                              B1         82,500         82,397
----------------------------------------------------------------------------------
  Second Lien Term Loan
  11.98%, 12/31/13(d)                             B1         95,000         95,950
==================================================================================
                                                                         5,464,375
==================================================================================


HUMAN RESOURCE & EMPLOYMENT SERVICES-0.07%


AMN Healthcare Services, Inc. Term Loan B
  7.25%, 11/02/11(d)                             Ba2        157,244        157,342
==================================================================================


INDUSTRIAL CONGLOMERATES-1.97%


Aearo Corp.
  First Lien Term Loan
  7.96%, 03/22/13(d)                              B2        127,148        128,208
----------------------------------------------------------------------------------
  Second Lien Term Loan
  11.96%, 09/24/13(d)                             B2         77,333         78,590
----------------------------------------------------------------------------------
AMSTED Industries Inc.
  Delay Draw Term Loan B
  0.00%, 04/05/13(d)(f)                           B1        562,500        554,063
----------------------------------------------------------------------------------
  Term Loan B
  7.27-7.50%, 04/05/13(d)                         B1      1,320,260      1,316,959
----------------------------------------------------------------------------------
Blount International Inc. Term Loan B
  7.15-7.26%, 08/09/10(d)                        Ba3        464,441        467,344
----------------------------------------------------------------------------------
Covalence Specialty Materials Corp. Second
  Lien Term Loan 8.63%, 08/16/13(d)(e)           Ba3        393,333        396,447
----------------------------------------------------------------------------------
Dresser Inc. Term Loan C 7.83%, 04/10/09(d)       B1         79,352         79,947
----------------------------------------------------------------------------------

AIM Floating Rate Fund


                                               MOODY'S   PRINCIPAL
                                               RATING(A)   AMOUNT        VALUE
----------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-(CONTINUED)

Mueller Group, Inc. (The) Term Loan B
  7.11-7.62%, 10/03/12(d)                         B1     $  124,288   $    124,976
----------------------------------------------------------------------------------
Norcross Safety Products LLC Term Loan
  7.51-9.25%, 06/30/12(d)                         B1        602,583        602,583
----------------------------------------------------------------------------------
Polypore International, Inc. Term Loan 8.33%,
  11/12/11(d)                                     B2        222,525        223,823
----------------------------------------------------------------------------------
Unifrax Holding Corp. Term Loan 7.63%,
  05/02/13(d)                                     B2        470,430        470,430
==================================================================================
                                                                         4,443,370
==================================================================================



INDUSTRIAL MACHINERY-0.99%


CLFX Corp. Term Loan B 7.50%, 12/19/11(d)        Ba3        515,492        517,425
----------------------------------------------------------------------------------
EnerSys Capital Inc. Term Loan 7.03-7.59%,
  03/17/11(d)                                    Ba3        465,677        466,841
----------------------------------------------------------------------------------
Gleason Corp. First Lien Term Loan
  7.94-8.00%, 06/15/13(d)(e)                      B2        108,800        109,276
----------------------------------------------------------------------------------
Pro Mach, Inc. Term Loan 7.75%, 12/14/11(d)       B1        598,500        601,493
----------------------------------------------------------------------------------
Rexnord Corp. Term Loan B 7.94-8.06%,
  06/30/13(d)                                     B1        334,000        335,461
----------------------------------------------------------------------------------
Synventive Molding Solutions, Inc. Term Loan
  9.00%, 07/30/12(d)                              B2        215,042        197,838
==================================================================================
                                                                         2,228,334
==================================================================================



INSURANCE BROKERS-1.33%


ARG Holdings, Inc.
  First Lien Term Loan
  8.50%, 11/30/11(d)                              B2         77,610         77,852
----------------------------------------------------------------------------------
  Second Lien Term Loan
  12.75%, 11/30/12(d)                             B2         31,000         31,310
----------------------------------------------------------------------------------
Starbound Holdings Term Loan 9.40%,
  03/01/08(d)                                     --      2,500,000      2,500,000
----------------------------------------------------------------------------------
Swett & Crawford Group, Inc. (The) First Lien
  Term Loan 8.19-8.24%, 11/16/11(d)               B1        377,953        377,953
==================================================================================
                                                                         2,987,115
==================================================================================



INTEGRATED TELECOMMUNICATION SERVICES-2.08%


Cavalier Telephone Corp. Term Loan B 9.99%,
  03/24/12(d)                                     B2      1,075,305      1,087,402
----------------------------------------------------------------------------------
Country Road Communications, Inc.
  First Lien Term Loan
  8.33-8.50%, 07/15/12(d)                         B2        816,927        821,012
----------------------------------------------------------------------------------
  Second Lien Term Loan
  13.30%, 07/15/13(d)                             B2        571,429        577,143
----------------------------------------------------------------------------------
D&E Communications, Inc. Term Loan B
  7.27-9.25%, 12/31/11(d)                        Ba3        828,548        830,620
----------------------------------------------------------------------------------
Madison River Communications, LLC Term Loan
  B1 7.73%, 07/29/12(d)                           B1      1,090,000      1,093,406
----------------------------------------------------------------------------------
PAETEC Communications, Inc. First Lien 8.88%,
  06/12/12(d)(e)                                  --        267,200        268,536
==================================================================================
                                                                         4,678,119
==================================================================================


                                               MOODY'S   PRINCIPAL
                                               RATING(A)   AMOUNT        VALUE
----------------------------------------------------------------------------------



INTERNET SOFTWARE & SERVICES-0.31%


Language Line LLC Term Loan B 9.69-9.74%,
  06/10/11(d)                                     B2     $  683,538   $    689,946
==================================================================================


INVESTMENT BANKING & BROKERAGE-0.08%


JG Wentworth LLC Term Loan 9.01%, 04/12/11(d)     B2         82,000         82,718
----------------------------------------------------------------------------------
Oppenheimer Holdings, Inc. Term Loan 8.20%,
  07/31/13(d)                                     B1         95,143         95,737
==================================================================================
                                                                           178,455
==================================================================================


IT CONSULTING & OTHER SERVICES-0.81%


SunGard Data Systems Inc. U.S. Term Loan
  8.00%, 02/11/13(d)                              B1      1,815,000      1,826,830
==================================================================================


LEISURE FACILITIES-3.60%


4 Hour Fitness Worldwide Inc. Term Loan B
  7.99-8.12%, 06/08/12(d)                         B2      1,296,750      1,303,234
----------------------------------------------------------------------------------
AMC Entertainment Inc. Term Loan B 7.53%,
  01/26/13(d)                                    Ba3      2,111,741      2,122,300
----------------------------------------------------------------------------------
AMF Bowling Worldwide, Inc.
  Revolving Loan
  0.00%, 02/27/09(d)(f)                           B2        500,000        485,000
----------------------------------------------------------------------------------
  Term Loan B
  8.26-8.62%, 08/27/09(d)                         B2        387,346        389,767
----------------------------------------------------------------------------------
Greektown Casino LLC Term Loan B 8.00%,
  12/03/12(d)                                     B1        150,000        150,750
----------------------------------------------------------------------------------
Metro-Goldwyn-Mayer, Inc. Term Loan B 8.75%,
  04/08/12(d)                                    Ba3      2,575,418      2,563,780
----------------------------------------------------------------------------------
Regal Cinemas, Inc. Term Loan 7.07-7.25%,
  11/10/10(d)                                    Ba2        390,017        388,433
----------------------------------------------------------------------------------
Universal City Development Partners Term Loan
  B 7.33-7.51%, 06/09/11(d)                      Ba3        245,000        245,000
----------------------------------------------------------------------------------
Wallace Theater Corp. First Lien Term Loan
  8.75%, 08/09/09(d)                              B2        448,618        450,300
==================================================================================
                                                                         8,098,564
==================================================================================


LEISURE PRODUCTS-0.95%


Bombardier Recreation Products Term Loan
  8.24%, 06/28/13(d)(e)                           B1        216,310        215,904
----------------------------------------------------------------------------------
Deluxe Entertainment Services
  First Lien Term Loan B
  9.25%, 01/28/11(d)                              B1        127,433        128,124
----------------------------------------------------------------------------------
  First Lien Term Loan C
  9.25%, 01/28/11(d)                              B1         23,624         24,274
----------------------------------------------------------------------------------
  Second Lien Term Loan
  13.75%, 07/30/11(d)                             B1        666,667        685,000
----------------------------------------------------------------------------------
Easton-Bell Sports, Inc. Term Loan
  6.81-7.08%, 03/16/12(d)                         B1         91,451         91,413
----------------------------------------------------------------------------------
HIT Entertainment Ltd. Term Loan 7.70%,
  03/20/12(d)                                     B1        474,566        475,752
----------------------------------------------------------------------------------

AIM Floating Rate Fund


                                               MOODY'S   PRINCIPAL
                                               RATING(A)   AMOUNT        VALUE
----------------------------------------------------------------------------------
LEISURE PRODUCTS-(CONTINUED)

Panavision Inc.
  First Lien Term Loan
  8.33-8.49%, 03/30/11(d)                         B1     $   31,920   $     32,179
----------------------------------------------------------------------------------
  Second Lien Term Loan
  12.49%, 03/30/12(d)                             B1          9,500          9,630
----------------------------------------------------------------------------------
True Temper Sports, Inc. Delay Draw Term Loan
  8.03-10.25%, 03/15/11(d)(e)                     B2        482,281        483,487
==================================================================================
                                                                         2,145,763
==================================================================================



MARINE-0.53%


Horizon Lines LLC Term Loan C 7.75%,
  07/07/11(d)                                     B2        735,000        736,837
----------------------------------------------------------------------------------
US Shipping LLC
  Delay Draw Term Loan
  0.00%, 08/06/07(d)(f)                           B1         89,632         90,136
----------------------------------------------------------------------------------
  8.91%, 03/31/12(d)                              B1        373,468        375,569
==================================================================================
                                                                         1,202,542
==================================================================================



MARINE PORTS & SERVICES-0.15%


Atlantic Marine Term Loan B 7.94%,
  08/02/13(d)                                     B1         64,000         64,240
----------------------------------------------------------------------------------
FleetCor Technologies Operating Co., LLC Term
  Loan B 8.90-8.93%, 06/30/11(d)                  B2        265,588        264,260
==================================================================================
                                                                           328,500
==================================================================================



METAL & GLASS CONTAINERS-3.13%

Berry Plastics Corp. Term Loan 7.08%,
  08/21/13(e)(g)                                  B1      2,250,000      2,250,000
----------------------------------------------------------------------------------
BNY Convergex Group Term Loan B 8.38%,
  08/21/13(d)                                     B1        286,800        287,338
----------------------------------------------------------------------------------
Concord RE Term Loan 9.58%, 08/30/12(d)           B1        334,400        336,908
----------------------------------------------------------------------------------
Graham Packaging Co., L.P.
  Second Lien Term Loan
  9.75%, 04/07/12(d)                              B2      1,071,429      1,083,035
----------------------------------------------------------------------------------
  Term Loan B
  7.56-7.88%, 10/07/11(d)                         B2      1,476,266      1,479,034
----------------------------------------------------------------------------------
Hanesbrands Inc.
  Second Lien Term Loan
  9.13%, 03/05/14(d)                             Ba2        582,000        591,640
----------------------------------------------------------------------------------
  Term Loan B
  7.63%, 09/05/13(d)                             Ba2      1,014,000      1,021,786
==================================================================================
                                                                         7,049,741
==================================================================================



MOVIES & ENTERTAINMENT-1.09%


LodgeNet Entertainment Corp. Term Loan 7.75%,
  08/29/08(d)                                    Ba3        395,243        395,490
----------------------------------------------------------------------------------
NEP Supershooters
  Term Loan A
  9.47-9.50%, 02/03/11(d)                         B1         92,192         92,884
----------------------------------------------------------------------------------
  Term Loan B
  9.00%, 02/03/11(d)                              B1         38,028         38,313
----------------------------------------------------------------------------------

                                               MOODY'S   PRINCIPAL
                                               RATING(A)   AMOUNT        VALUE
----------------------------------------------------------------------------------

MOVIES & ENTERTAINMENT-(CONTINUED)

Warner Music Group Term Loan 7.21-7.51%,
  02/28/11(d)                                    Ba2     $1,927,246   $  1,932,064
==================================================================================
                                                                         2,458,751
==================================================================================


OFFICE SERVICES & SUPPLIES-0.21%


Knoll, Inc. Term Loan 7.25%, 10/03/12(d)         Ba3        471,233        472,411
==================================================================================


OIL & GAS-0.06%


CDX Funding LLC Second Lien Term Loan 10.75%,
  03/31/13(d)                                     B2        102,000        103,530
----------------------------------------------------------------------------------
MarkWest Energy Partners, L.P. Term Loan
  7.66%, 12/29/10(d)                              B1         26,923         26,923
==================================================================================
                                                                           130,453
==================================================================================


OIL & GAS DRILLING-0.77%


Newpark Resources, Inc. Delay Draw Term Loan
  8.64%, 08/18/11(d)                              B2      1,076,923      1,080,961
----------------------------------------------------------------------------------
Niska/CR Gas & Storage
  Canada Term Loan
  7.03%, 05/13/13(d)                             Ba3        300,234        299,484
----------------------------------------------------------------------------------
  Revolving Loan
  0.00%, 05/13/13(d)(f)                          Ba3         38,303         38,183
----------------------------------------------------------------------------------
  Term Loan
  7.03%, 05/13/11(d)                             Ba3         54,719         54,548
----------------------------------------------------------------------------------
  U.S. Term Loan
  7.03%, 05/13/13(d)                             Ba3         57,311         57,168
----------------------------------------------------------------------------------
Venoco, Inc Second Lien Term Loan
  9.75-10.00%, 03/30/09(d)                      Caa1        204,000        204,892
==================================================================================
                                                                         1,735,236
==================================================================================


OIL & GAS EQUIPMENT & SERVICES-2.02%


EPCO Holdings Inc. Term Loan C 7.22-7.49%,
  08/18/10(d)                                    Ba3        744,480        747,970
----------------------------------------------------------------------------------
Key Energy Services, Inc.
  Loan C
  5.48%, 07/29/10(d)                              --        250,000        251,094
----------------------------------------------------------------------------------
  Term Loan B
  8.90-9.23%, 06/30/12(d)                         --        587,050        589,618
----------------------------------------------------------------------------------
Petroleum Geo-Services A.S.A Term Loan 7.75%,
  12/16/12(d)                                    Ba3        390,688        393,325
----------------------------------------------------------------------------------
Sem Group L.P.
  Canada Term Loan
  7.75%, 03/16/11(d)                             Ba3        430,702        431,779
----------------------------------------------------------------------------------
  U.S. Term Loan
  7.58-7.69%, 03/16/11(d)                        Ba3        181,301        181,754
----------------------------------------------------------------------------------
Stallion Oilfield Services Term Loan
  8.58-10.50%, 03/06/12(d)                        --        500,000        500,000
----------------------------------------------------------------------------------

AIM Floating Rate Fund


                                               MOODY'S   PRINCIPAL
                                               RATING(A)   AMOUNT        VALUE
----------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES-(CONTINUED)

Targa Resources, Inc.
  Bridge Term Loan
  7.58%, 10/31/07(d)                             Ba3     $  286,475   $    286,236
----------------------------------------------------------------------------------
  Syn LOC
  5.37%, 10/31/12(d)                             Ba3        115,851        116,202
----------------------------------------------------------------------------------
  Term Loan
  7.58-7.75%, 10/31/12(d)                        Ba3        458,591        459,927
----------------------------------------------------------------------------------
Universal Compression Inc. Term Loan 7.00%,
  02/15/12(d)                                    Ba2        588,274        587,784
==================================================================================
                                                                         4,545,689
==================================================================================



OIL & GAS EXPLORATION & PRODUCTION-0.20%


Helix Energy Solutions Group, Inc. Term Loan
  B 7.39-7.64%, 07/01/13(d)(e)                    B2        444,444        444,246
==================================================================================



OIL & GAS REFINING & MARKETING-0.57%


CITGO Petroleum Corp. Term Loan 6.68%,
  11/15/12(d)                                    Ba1        621,875        621,875
----------------------------------------------------------------------------------
LB Pacific, L.P. Term Loan B 7.73-8.25%,
  03/03/12(d)                                     B1        296,250        296,250
----------------------------------------------------------------------------------
Regency Gas Services LLC Term Loan
  7.87%, 08/10/13(d)                              B1        366,160        369,211
==================================================================================
                                                                         1,287,336
==================================================================================



OTHER DIVERSIFIED FINANCIAL SERVICES-0.49%


Ameritrade Holdings Corp. Term Loan B 6.83%,
  12/31/12(d)                                    Ba1         13,711         13,688
----------------------------------------------------------------------------------
Conseco, Inc. Term Loan 7.08%, 06/22/10(d)       Ba3        969,901        969,901
----------------------------------------------------------------------------------
Lionbridge Technologies, Inc. Term Loan B
  8.58-8.65%, 09/01/11(d)                         B1        128,706        128,707
==================================================================================
                                                                         1,112,296
==================================================================================



PACKAGED FOODS & MEATS-1.14%


Birds Eye Foods Inc.
  Revolving Loan
  0.00%, 08/17/07(d)(e)(f)                        B1      1,000,000        985,000
----------------------------------------------------------------------------------
  Term Loan B
  8.08%, 06/30/08(d)                              B1        457,007        457,579
----------------------------------------------------------------------------------
Dole Food Co., Inc.
  Loan C
  5.37%, 04/12/13(d)                             Ba3         37,953         37,368
----------------------------------------------------------------------------------
  Term Loan B
  7.38-9.25%, 04/12/13(d)                        Ba3         85,182         83,868
----------------------------------------------------------------------------------
  Term Loan C
  7.38-9.25%, 04/12/13(d)                        Ba3        283,940        279,562
----------------------------------------------------------------------------------
Michael Foods Inc. Term Loan B 7.03-7.55%,
  11/21/10(d)                                     B1        716,881        718,375
==================================================================================
                                                                         2,561,752
==================================================================================

                                               MOODY'S   PRINCIPAL
                                               RATING(A)   AMOUNT        VALUE
----------------------------------------------------------------------------------



PAPER PACKAGING-0.88%


Bluegrass Container
  Delay Draw Term Loan
  7.58%, 06/30/13(d)                             Ba3     $   41,455   $     41,727
----------------------------------------------------------------------------------
  Term Loan
  7.58%, 07/31/13(d)(e)                          Ba3        138,545        139,455
----------------------------------------------------------------------------------
Intertape Polymer Group Inc. Term Loan B
  7.55-7.76%, 07/28/11(d)                        Ba3        491,250        495,241
----------------------------------------------------------------------------------
Smurfit-Stone Container Corp.
  Syn LOC
  4.98%, 11/01/10(d)                             Ba3        122,308        122,885
----------------------------------------------------------------------------------
  Term Loan B
  7.50-7.69%, 11/01/11(d)                        Ba3        630,359        633,332
----------------------------------------------------------------------------------
  Term Loan C
  7.50-7.69%, 11/01/11(d)                        Ba3        300,229        301,645
----------------------------------------------------------------------------------
  Term Loan C-1
  7.69%, 11/01/11(d)                             Ba3         96,215         96,669
----------------------------------------------------------------------------------
Verso Papers Holding, LLC Term Loan 7.25%,
  08/01/13(d)                                    Ba2        143,100        143,100
==================================================================================
                                                                         1,974,054
==================================================================================


PAPER PRODUCTS-0.14%


Xerium S.A. (Luxembourg) U.S. Term Loan
  7.75%, 05/18/12(d)                              B1        321,988        320,378
==================================================================================


PERSONAL PRODUCTS-0.58%


American Safety Razor Co.
  Second Lien Term Loan
  11.72%, 01/13/14(d)                             B2        183,000        185,745
----------------------------------------------------------------------------------
  Term Loan
  7.87%, 07/31/13(d)                              B2        207,000        208,552
----------------------------------------------------------------------------------
Burt's Bees Inc. First Lien Term Loan
  7.92-8.37%, 03/29/11(d)                         B2        105,679        105,547
----------------------------------------------------------------------------------
Department 56, Inc. Term Loan 9.08%,
  09/01/11(d)                                     B1        153,638        150,565
----------------------------------------------------------------------------------
Hunter Fan Co. Term Loan 7.76%, 03/24/12(d)       B1        597,519        596,025
----------------------------------------------------------------------------------
HVHC, Inc. Term Loan B 7.70%, 08/01/13(d)        Ba3         63,467         63,625
==================================================================================
                                                                         1,310,059
==================================================================================


PHARMACEUTICALS-0.58%


Quintiles Transnational Corp.
  Second Lien Term Loan
  9.50%, 03/31/14(d)                              B1      1,059,400      1,071,814
----------------------------------------------------------------------------------
  Term Loan B
  7.50%, 03/31/13(d)                              B1        237,605        237,233
==================================================================================
                                                                         1,309,047
==================================================================================


PUBLISHING-3.30%


American Media, Inc. Term Loan B 8.12%,
  01/30/13(d)                                     B1      1,029,412      1,034,302
----------------------------------------------------------------------------------

AIM Floating Rate Fund


                                               MOODY'S   PRINCIPAL
                                               RATING(A)   AMOUNT        VALUE
----------------------------------------------------------------------------------
PUBLISHING-(CONTINUED)

Black Press U.S. Partnership
  Term Loan B-1
  7.50%, 08/02/13(d)                             Ba3     $   62,037   $     62,347
----------------------------------------------------------------------------------
  Canada Term Loan B-2
  7.47-7.50%, 08/02/13(d)                        Ba3         37,665         37,854
----------------------------------------------------------------------------------
Caribe Information Investment Inc. Term Loan
  7.46-7.66%, 03/31/13(d)                         B1         90,972         90,915
----------------------------------------------------------------------------------
Dex Media East LLC Term Loan B 6.80-7.00%,
  05/08/09(d)                                    Ba2        540,608        538,430
----------------------------------------------------------------------------------
Dex Media West LLC Term Loan B 6.80-7.00%,
  03/09/10(d)                                    Ba2      1,188,362      1,182,150
----------------------------------------------------------------------------------
Endurance Business Media, Inc.
  Second Lien Term Loan
  12.58%, 01/26/14(d)                             B1         59,090         59,385
----------------------------------------------------------------------------------
  Term Loan
  8.08%, 07/26/13(d)                              B1        128,000        128,320
----------------------------------------------------------------------------------
F+W Publications, Inc. Second Lien Term Loan
  B 12.76%, 02/05/13(d)                           B2        500,000        503,334
----------------------------------------------------------------------------------
RH Donnelley Corp. Term Loan D2 6.74-7.01%,
  06/30/11(d)                                    Ba3      2,538,401      2,519,759
----------------------------------------------------------------------------------
Sun Media Corp. (Canada) Term Loan B 7.24%,
  02/07/09(d)                                    Ba2        642,228        641,960
----------------------------------------------------------------------------------
Yell Group Ltd. Term Loan B 01/31/13(d)(e)(h)    Ba3        640,444        642,606
==================================================================================
                                                                         7,441,362
==================================================================================



RAILROADS-0.23%


Helm Holding Corp. Term Loan B 7.96-8.00%,
  07/08/11(d)                                     B2        518,583        519,231
==================================================================================



REAL ESTATE MANAGEMENT & DEVELOPMENT-0.89%


Kyle Acquisition Group, LLC Term Loan B
  7.38%, 07/20/08(d)                             Ba3        195,000        194,512
----------------------------------------------------------------------------------
Lake Las Vegas Resort First Lien Term Loan
  8.21-8.25%, 02/01/10(d)                         B2      1,129,554      1,127,940
----------------------------------------------------------------------------------
Lion Gables Realty L.P. Term Loan 7.12%,
  09/30/07(d)                                    Ba2         48,684         48,674
----------------------------------------------------------------------------------
Rhodes Homes First Lien Term Loan 8.75%,
  11/21/10(d)                                    Ba3         51,791         51,791
----------------------------------------------------------------------------------
Technical Olympic USA, Inc. (TOUSA) Sr. Term
  Loan 8.25%, 07/29/08(d)                         B1        346,448        344,283
----------------------------------------------------------------------------------
Yellowstone Mountain Club, LLC Term Loan
  7.71%, 09/30/10(d)                              B1        237,733        236,396
==================================================================================
                                                                         2,003,596
==================================================================================



RESTAURANTS-0.11%


CBRL Group, Inc. Term Loan 6.93-6.97%,
  04/29/13(d)                                     B2        245,843        243,938
==================================================================================

                                               MOODY'S   PRINCIPAL
                                               RATING(A)   AMOUNT        VALUE
----------------------------------------------------------------------------------



SEMICONDUCTORS-0.43%


AMI Semiconductors, Inc. Term Loan 6.83%,
  04/01/12(d)                                    Ba3     $  972,696   $    973,102
==================================================================================


SPECIALIZED CONSUMER SERVICES-0.28%


LPL Holdings Inc. Term Loan B 8.13-8.75%,
  06/28/13(d)                                     B2        623,533        629,769
==================================================================================


SPECIALIZED FINANCE-0.45%


Citco Group Ltd. (The) Term Loan 8.14-8.64%,
  07/13/14(d)                                     B1        127,467        128,423
----------------------------------------------------------------------------------
Clarke American Checks, Inc. Term Loan B
  8.75-8.87%, 12/15/11(d)                         B1        289,972        293,596
----------------------------------------------------------------------------------
Clayton Holdings, Inc. Term Loan 8.40%,
  12/08/11(d)                                     B1        106,399        106,665
----------------------------------------------------------------------------------
NASDAQ Stock Market, Inc. (The)
  Term Loan B
  6.97-7.25%, 04/18/12(d)(e)                     Ba3        312,243        311,697
----------------------------------------------------------------------------------
  Term Loan C
  7.03-7.25%, 04/18/12(d)(e)                     Ba3        181,000        180,684
==================================================================================
                                                                         1,021,065
==================================================================================


SPECIALTY CHEMICALS-3.86%


Basell B.V.
  Term Loan B2
  7.58%, 08/01/13(d)                              --        271,667        274,723
----------------------------------------------------------------------------------
  Term Loan B4
  7.58%, 08/01/13(d)                              --         54,333         54,889
----------------------------------------------------------------------------------
  Term Loan C2
  8.33%, 08/01/14(d)                              --        271,667        274,723
----------------------------------------------------------------------------------
  Term Loan C4
  8.33%, 08/01/14(d)                              --         54,333         55,127
----------------------------------------------------------------------------------
Cognis Deutschland GmbH & Co. KG (Germany)
  Second Lien Term Loan
  10.03%, 11/15/13(d)                             B1        320,000        324,800
----------------------------------------------------------------------------------
  Term Loan B
  8.17%, 03/30/12(d)                              B1        307,018        308,745
----------------------------------------------------------------------------------
  Term Loan B4
  8.17%, 03/30/12(d)                              B1        192,982        194,068
----------------------------------------------------------------------------------
  Term Loan C
  8.67%, 03/29/13(d)                              B1        500,000        503,750
----------------------------------------------------------------------------------
Hexion Specialty Chemicals, Inc.
  Syn LOC
  5.15%, 05/05/13(d)                              B2         93,581         92,567
----------------------------------------------------------------------------------
  Term Loan C1
  7.56%, 05/05/13(d)                              B2        656,204        649,095
----------------------------------------------------------------------------------
  Term Loan C2
  7.50%, 05/05/13(d)                              B2        142,546        141,002
----------------------------------------------------------------------------------
Huntsman ICI Chemicals LLC Term Loan B 7.08%,
  08/16/12(d)                                    Ba3      2,171,562      2,164,437
----------------------------------------------------------------------------------

AIM Floating Rate Fund


                                               MOODY'S   PRINCIPAL
                                               RATING(A)   AMOUNT        VALUE
----------------------------------------------------------------------------------
SPECIALTY CHEMICALS-(CONTINUED)

Ineos Group Ltd.
  Term Loan A4
  7.34%, 12/16/12(d)                             Ba3     $  157,500   $    158,140
----------------------------------------------------------------------------------
  Term Loan B2
  7.34%, 12/16/13(d)                             Ba3        224,438        226,121
----------------------------------------------------------------------------------
  Term Loan C2
  7.84%, 12/16/14(d)                             Ba3        224,438        226,121
----------------------------------------------------------------------------------
KRATON Polymers LLC Term Loan 7.38%,
  12/23/10(d)                                     B1        435,563        435,291
----------------------------------------------------------------------------------
Mosaic Global Holdings Inc. Term Loan B
  6.81-7.06%, 02/21/12(d)                        Ba2        770,250        768,084
----------------------------------------------------------------------------------
Nalco Co. Term Loan B 7.12-7.30%, 11/04/10(d)     B1      1,388,825      1,388,193
----------------------------------------------------------------------------------
Supresta Holdings LLC Term Loan 8.75%,
  07/20/11(d)                                     B1        469,821        462,774
==================================================================================
                                                                         8,702,650
==================================================================================



SPECIALTY STORES-0.26%


Eye Care Centers of America, Inc. Term Loan
  8.33-8.55%, 03/01/12(d)                         B2        493,750        494,059
----------------------------------------------------------------------------------
Savers, Inc. Term Loan 8.16%, 08/11/12(d)         B1         79,333         79,730
==================================================================================
                                                                           573,789
==================================================================================



SYSTEM SOFTWARE-0.04%


SERENA Software, Inc. Term Loan 7.41%,
  03/10/13(d)                                     B1        100,313        100,137
==================================================================================



THRIFTS & MORTGAGE FINANCE-0.13%


CharterMac Corp. Term Loan B 7.90%,
  08/21/12(d)                                    Ba3        300,000        300,000
==================================================================================



TOBACCO-0.80%


Alliance One International, Inc. Term Loan B
  8.99%, 05/13/10(d)                              B2        665,575        668,903
----------------------------------------------------------------------------------
Commonwealth Brands, Inc. Term Loan 7.75%,
  12/22/12(d)                                     B1        324,021        325,641
----------------------------------------------------------------------------------
Reynolds American Inc. Term Loan 7.19-7.31%,
  05/31/12(d)(e)                                 Ba1        801,600        804,481
==================================================================================
                                                                         1,799,025
==================================================================================



TRUCKING-0.11%


Greatwide Logistics Services, Inc. Term Loan
  8.00%, 09/30/11(d)(e)                           B2         33,546         33,629
----------------------------------------------------------------------------------
Transport Industries L.P. Term Loan B 8.00%,
  09/30/11(d)                                     B2        213,407        213,941
==================================================================================
                                                                           247,570
==================================================================================

                                               MOODY'S   PRINCIPAL
                                               RATING(A)   AMOUNT        VALUE
----------------------------------------------------------------------------------



WATER UTILITIES-0.97%


Thermal North America, Inc.
  Bridge Term Loan
  8.33%, 10/23/13(e)(g)                          Ba3     $2,000,000   $  2,000,000
----------------------------------------------------------------------------------
  Term Loan
  7.16%, 10/12/13(d)                             Ba3         40,000         39,850
----------------------------------------------------------------------------------
  Term Loan B
  7.25%, 10/12/13(d)                             Ba3        136,943        136,601
==================================================================================
                                                                         2,176,451
==================================================================================


WIRELESS TELECOMMUNICATION SERVICES-1.41%


Cellular South Inc. Term Loan B 7.24-8.75%,
  05/04/11(d)                                    Ba3        117,600        117,600
----------------------------------------------------------------------------------
Centennial Communications Corp. Term Loan
  7.32-7.75%, 02/09/11(d)                         B1      1,332,188      1,339,800
----------------------------------------------------------------------------------
FairPoint Communications, Inc. Term Loan B
  7.25%, 02/08/12(d)                              B1      1,000,000        992,500
----------------------------------------------------------------------------------
Hawaiian Telcom, Inc. Term Loan B 7.75%,
  10/31/12(d)                                     B1        249,444        249,711
----------------------------------------------------------------------------------
IWL Communications, Inc./ CapRock Holdings,
  Inc. Term Loan B 8.83-9.01%, 02/01/12(d)        B2         61,810         60,651
----------------------------------------------------------------------------------
NuVox Communications, Inc. Term Loan
  10.27-10.61%, 05/12/12(d)                       B2        250,000        250,312
----------------------------------------------------------------------------------
US TelePacific Communications
  Second Lien Term Loan
  13.67%, 08/04/12(d)                             B2         52,000         52,520
----------------------------------------------------------------------------------
  Term Loan
  9.92%, 08/04/11(d)                              B2        122,286        122,897
==================================================================================
                                                                         3,185,991
==================================================================================
    Total Senior Secured Floating Rate
      Interests (Cost $193,886,014)                                    193,937,138
==================================================================================

FLOATING RATE NOTES-3.34%

BROADCASTING & CABLE TV-0.90%


EchoStar Communications Corp., Sr. Unsec.
  Floating Rate Global Notes, 8.76%,
  10/01/08(d)(i)                                 Ba3      2,000,000      2,035,000
==================================================================================


INTEGRATED TELECOMMUNICATION SERVICES-1.31%


Qwest Corp. Sr. Unsec. Floating Rate Global
  Notes, 8.58%, 06/15/13(d)(i)                   Ba2      2,250,000      2,432,813
----------------------------------------------------------------------------------
Time Warner Telecom Inc. Sr. Sec. Second
  Priority Floating Rate Global Notes, 9.41%,
  02/15/11(d)(i)                                  B2        500,000        512,500
==================================================================================
                                                                         2,945,313
==================================================================================


PAPER PACKAGING-0.15%


Verso Paper Holdings, LLC Sr. Sec. Floating
  Rate Notes, 9.24%, 08/01/14 (Acquired
  07/28/06; Cost $326,563)(d)(i)(j)               B2        325,000        328,656
==================================================================================

AIM Floating Rate Fund


                                               MOODY'S   PRINCIPAL
                                               RATING(A)   AMOUNT        VALUE
----------------------------------------------------------------------------------


SPECIALTY STORES-0.52%


Linens 'n Things, Inc. Sr. Sec. Floating Rate
  Notes, 11.13%, 01/15/14 (Acquired
  06/08/06-08/17/06; Cost
  $1,203,750)(d)(i)(j)                            B3     $1,260,000   $  1,178,100
==================================================================================



WIRELESS TELECOMMUNICATION SERVICES-0.46%


Rogers Wireless Communications Inc. (Canada),
  Sr. Sec. Gtd. Floating Rate Global Notes,
  8.45%, 12/15/10(d)(i)                          Ba2      1,000,000      1,033,750
==================================================================================
    Total Floating Rate Notes (Cost
      $7,280,852)                                                        7,520,819
==================================================================================




                                                           SHARES        VALUE
----------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-0.81%

ENVIRONMENTAL & FACILITIES
SERVICES - 0.81%

Safety-Kleen Corp. (Acquired 12/24/03; Cost
  $2,062,077)(e)(j)(k)(l)                                   102,803      1,824,753
==================================================================================

                                                           SHARES        VALUE
----------------------------------------------------------------------------------

MONEY MARKET FUNDS-15.17%

Liquid Assets Portfolio-Institutional Class(m)(n)        17,084,220     17,084,220
----------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(m)(n)              17,084,220     17,084,220
==================================================================================
    Total Money Market Funds (Cost $34,168,440)                         34,168,440
==================================================================================
TOTAL INVESTMENTS-105.43% (Cost $237,397,383)                          237,451,150
==================================================================================
OTHER ASSETS LESS LIABILITIES-(5.43)%                                  (12,232,515)
==================================================================================
NET ASSETS-100.00%                                                    $225,218,635
__________________________________________________________________________________
==================================================================================

Abbreviations:

DIP      - Debtor-in-possession
LOC      - Letter of Credit
PIK      - Payment-in-kind
REIT     - Real Estate Investment Trust
Sec.     - Secured
Sr.      - Senior
Syn LOC  - Synthetic Letter of Credit
Unsec.   - Unsecured

Notes to Schedule of Investments:

(a) Ratings are assigned by Moody's Investors Service, Inc. ("Moody's"). Ratings are not covered by the Report of Independent Registered Public Accounting Firm.
(b) Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c) Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of three to five years.
(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at August 31, 2006 was $194,909,922, which represented 86.54% of the Fund's Net Assets. See
    Note 1A.
(e) Security considered to be illiquid. The aggregate value of these securities considered illiquid at August 31, 2006 was $17,701,106, which represented 7.86% of the Fund's Net Assets.
(f) All or a portion of this holding is subject to unfunded loan commitments. See Note 7.
(g) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at August 31, 2006 was $6,548,035, which represented 2.91% of the Fund's Net Assets. See Note 1A.
(h) This floating rate interest will settle after August 31, 2006, at which time the interest rate will be determined.
(i) Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2006.
(j) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2006 was $3,331,509, which represented 1.48% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(k) Non-income producing security.
(l) Acquired as a part of a bankruptcy restructuring.
(m) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(n) Security is considered a cash equivalent for the purpose of the Statement of Cash Flows. See Note 1J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Floating Rate Fund

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, at value (cost $203,228,943)      $203,282,710
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $34,168,440)                             34,168,440
===========================================================
    Total investments (cost $237,397,383)       237,451,150
===========================================================
Cash                                                392,073
-----------------------------------------------------------
Receivables for:
  Investments sold                                3,541,869
-----------------------------------------------------------
  Fund shares sold                                1,192,210
-----------------------------------------------------------
  Dividends and Interest                          1,988,299
-----------------------------------------------------------
  Fund expenses absorbed                             89,818
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               17,286
-----------------------------------------------------------
Other assets                                        156,552
===========================================================
    Total assets                                244,829,257
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                          17,986,914
-----------------------------------------------------------
  Fund shares reacquired                            856,727
-----------------------------------------------------------
  Dividends                                         387,410
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 30,158
-----------------------------------------------------------
Accrued distribution fees                           109,843
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            2,682
-----------------------------------------------------------
Accrued transfer agent fees                          17,267
-----------------------------------------------------------
Accrued operating expenses                          219,621
===========================================================
    Total liabilities                            19,610,622
===========================================================
Net assets applicable to shares outstanding    $225,218,635
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $277,939,140
-----------------------------------------------------------
Undistributed net investment income                 166,144
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                         (52,940,416)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                         53,767
===========================================================
                                               $225,218,635
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $155,953,037
___________________________________________________________
===========================================================
Class C                                        $ 44,853,027
___________________________________________________________
===========================================================
Class R                                        $     78,019
___________________________________________________________
===========================================================
Institutional Class                            $ 24,334,552
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          17,212,380
___________________________________________________________
===========================================================
Class C                                           4,962,577
___________________________________________________________
===========================================================
Class R                                               8,615
___________________________________________________________
===========================================================
Institutional Class                               2,685,917
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       9.06
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $9.06 divided by
    97.50%)                                    $       9.29
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       9.04
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $       9.06
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $       9.06
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Floating Rate Fund

STATEMENT OF OPERATIONS

For the period January 1, 2006 through August 31, 2006 and year ended December 31, 2005

                                                              EIGHT MONTHS
                                                                 ENDED        YEAR ENDED
                                                               AUGUST 31,    DECEMBER 31,
                                                                  2006           2005
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                                      $ 9,735,235    $14,198,261
-----------------------------------------------------------------------------------------
Dividends from affiliated money market funds                      274,662         62,573
-----------------------------------------------------------------------------------------
Dividends                                                          10,794             --
-----------------------------------------------------------------------------------------
Facilities fees earned                                            167,810        280,727
=========================================================================================
    Total investment income                                    10,188,501     14,541,561
=========================================================================================

EXPENSES:

Advisory fees                                                   1,040,149      2,055,310
-----------------------------------------------------------------------------------------
Administrative services fees                                       33,288         50,000
-----------------------------------------------------------------------------------------
Custodian fees                                                     41,222         61,234
-----------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                         240,894        437,365
-----------------------------------------------------------------------------------------
  Class B1                                                         15,873             --
-----------------------------------------------------------------------------------------
  Class C                                                         226,897        310,519
-----------------------------------------------------------------------------------------
  Class R                                                              91             --
-----------------------------------------------------------------------------------------
Interest and line of credit fees                                  277,144      1,168,474
-----------------------------------------------------------------------------------------
Transfer agent fees                                               139,538        196,939
-----------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                  337             --
-----------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          13,395         21,464
-----------------------------------------------------------------------------------------
Reports to shareholders                                           132,417             --
-----------------------------------------------------------------------------------------
Professional services fees                                        358,065        306,340
-----------------------------------------------------------------------------------------
Other                                                             108,789        291,908
=========================================================================================
    Total expenses                                              2,628,099      4,899,553
=========================================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                   (421,797)      (399,081)
=========================================================================================
    Net expenses                                                2,206,302      4,500,472
=========================================================================================
Net investment income                                           7,982,199     10,041,089
=========================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain (loss) from Investment securities            (2,670,820)      (432,027)
=========================================================================================
Change in net unrealized appreciation of investment
  securities                                                    3,108,144        803,050
=========================================================================================
Net gain from investment securities                               437,324        371,023
=========================================================================================
Net increase in net assets resulting from operations          $ 8,419,523    $10,412,112
_________________________________________________________________________________________
=========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Floating Rate Fund

STATEMENT OF CHANGES IN NET ASSETS

For the period January 1, 2006 through August 31, 2006, the year ended December 31,
2005 and the year ended December 31, 2004

                                                              EIGHT MONTHS
                                                                 ENDED          YEAR ENDED         YEAR ENDED
                                                               AUGUST 31,      DECEMBER 31,       DECEMBER 31,
                                                                  2006             2005               2004
----------------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 7,982,199      $ 10,041,089       $  7,648,726
----------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities          (2,670,820)         (432,027)        (6,992,122)
----------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                  3,108,144           803,050         13,529,654
================================================================================================================
    Net increase in net assets resulting from operations        8,419,523        10,412,112         14,186,258
================================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                      (5,810,039)       (8,127,666)        (6,749,808)
----------------------------------------------------------------------------------------------------------------
  Class B1                                                       (386,936)               --                 --
----------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,705,327)       (1,834,764)          (821,292)
----------------------------------------------------------------------------------------------------------------
  Class R                                                          (1,139)               --                 --
----------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (36,471)               --                 --
================================================================================================================
    Total distributions from net investment income             (7,939,912)       (9,962,430)        (7,571,100)
================================================================================================================
Return of Capital:
  Class A                                                              --                --           (164,251)
----------------------------------------------------------------------------------------------------------------
  Class B1                                                             --                --                 --
----------------------------------------------------------------------------------------------------------------
  Class C                                                              --                --            (21,727)
----------------------------------------------------------------------------------------------------------------
  Class R                                                              --                --                 --
----------------------------------------------------------------------------------------------------------------
  Institutional Class                                                  --                --                 --
================================================================================================================
    Total return of capital                                            --                --           (185,978)
================================================================================================================
    Decrease in net assets resulting from distributions        (7,939,912)       (9,962,430)        (7,757,078)
================================================================================================================
Share transactions-net:
  Class A                                                      (3,625,306)      (31,980,239)       (36,826,936)
----------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,878,806)       13,028,465         12,972,750
----------------------------------------------------------------------------------------------------------------
  Class R                                                          78,252                --                 --
----------------------------------------------------------------------------------------------------------------
  Institutional Class                                          24,334,860                --                 --
================================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        17,909,000       (18,951,774)       (23,854,186)
================================================================================================================
    Net increase (decrease) in net assets                      18,388,611       (18,502,092)       (17,425,006)
================================================================================================================

NET ASSETS:

  Beginning of period                                         206,830,024       225,332,116        242,757,122
================================================================================================================
  End of period (including undistributed net investment
    income of $166,144, $124,223 and $69,625, respectively)   $225,218,635     $206,830,024       $225,332,116
________________________________________________________________________________________________________________
================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Floating Rate Fund

STATEMENT OF CASH FLOWS

For the period January 1, 2006 through August 31, 2006 and the year ended December 31, 2005

                                                              EIGHT MONTHS
                                                                 ENDED        YEAR ENDED
                                                               AUGUST 31,    DECEMBER 31,
                                                                  2006           2005
------------------------------------------------------------------------------------------
CASH PROVIDED BY OPERATING ACTIVITIES:

  Net increase in net assets resulting from operations        $ 8,419,523    $  10,412,112
==========================================================================================


ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS TO NET
  CASH PROVIDED BY OPERATIONS:

  Purchases of investments                                    (96,552,533)    (138,190,388)
------------------------------------------------------------------------------------------
  Proceeds from disposition of investments and principal
     payments                                                 130,898,588      174,439,877
------------------------------------------------------------------------------------------
  Increase in dividends and interest receivable                  (663,983)        (237,814)
------------------------------------------------------------------------------------------
  Increase (decrease ) in other assets                           (134,505)          26,580
------------------------------------------------------------------------------------------
  Amortization of premiums and accretion of discounts on
     investment securities                                          4,636         (184,545)
------------------------------------------------------------------------------------------
  Increase in accrued expenses and other payables                  52,328           11,715
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) on investment
     securities                                                (3,108,144)        (803,050)
------------------------------------------------------------------------------------------
  Net realized gain (loss) on investment securities             2,670,820          432,027
==========================================================================================
     Net cash provided by operating activities                 41,586,730       45,906,514
==========================================================================================


CASH USED IN FINANCING ACTIVITIES:

  Net decrease in borrowings on line of credit                (19,500,000)     (16,500,000)
------------------------------------------------------------------------------------------
  Dividends paid to shareholders                               (2,779,008)      (3,599,738)
------------------------------------------------------------------------------------------
  Proceeds from shares of beneficial interest sold             66,762,390       28,920,819
------------------------------------------------------------------------------------------
  Disbursements from shares of beneficial interest
     reacquired                                               (54,233,751)     (54,204,337)
==========================================================================================
     Net cash provided by (used in) financing activities       (9,750,369)     (45,383,256)
==========================================================================================
Net increase in cash and cash equivalents                      31,836,361          523,258
==========================================================================================
Cash and cash equivalents at beginning of period                2,724,152        2,200,894
==========================================================================================
Cash and cash equivalents at end of period                    $34,560,513        2,724,152
==========================================================================================


NON-CASH FINANCING ACTIVITIES:

  Value of shares of beneficial interest issued in
     reinvestment of dividends paid to shareholders           $ 5,093,272    $   6,315,889
__________________________________________________________________________________________
==========================================================================================


SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:


Cash paid during for the eight months ended August 31, 2006 and the year ended December
31, 2006 for interest was $170,818 and $1,167,665, respectively.

AIM Floating Rate Fund

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Floating Rate Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    Prior to April 14, 2006, the Fund operated as AIM Floating Rate Fund (the "Closed-End Fund"). The Closed-End Fund was reorganized as an open-end fund as of the close of business on April 13, 2006 through the transfer of all of its assets and liabilities to the Fund. As part of the reorganization, the Closed-End Fund was restructured from a sole series portfolio of AIM Floating Rate Fund, to a new series portfolio of the Trust, at which time the Fund's fiscal year-end changed to August 31. Upon closing of the reorganization, shareholders of (i) Class B shares of the Closed-End Fund that were not subject to an early withdrawal charge ("EWC") received Class A shares of the Fund, (ii) Class B shares of the Closed-End Fund that were subject to an EWC received Class B1 shares of the Fund, and (iii) Class C shares of the Closed-End Fund received Class C shares of the Fund. Information presented in this report for Class A shares includes financial data for Class B shares of the Closed-End Fund prior to the reorganization date. Information included in this report for Class C shares includes data for Class C shares of the Closed-End Fund.

    The Board of Trustees of the Trust approved, on July 5, 2006, the conversion of Class B1 shares into Class A shares of the Fund. The conversion of Class B1 shares into Class A shares occurred on July 27, 2006 (the "Conversion Date"). On the Conversion Date, each shareholder of record of Class B1 shares of the Fund received that number of Class A shares of the Fund having an aggregate net asset value equal to the net assets value of the Class B1 shares of the Fund held by such shareholder immediately prior to the Conversion Date. Class B1 shareholders are not expected to recognize gain or loss for federal income tax purposes in connection with the conversion.

    The Fund's investment objective is to provide a high level of current income and, secondarily, preservation of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

       Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are presented at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely

AIM Floating Rate Fund

     to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Fund securities primarily traded in foreign markets may be traded in such markets on days that are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when an investor cannot exchange or redeem shares of the Fund.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transaction are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges

AIM Floating Rate Fund

     of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. CASH AND CASH EQUIVALENTS -- For the purpose of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

K. SECURITIES PURCHASED ON A WHEN-ISSUED AND DELAYED DELIVERY BASIS -- The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.


L. INTERMEDIATE PARTICIPANTS -- The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the "Borrowers"). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders ("Lenders") or one of the participants in the syndicate ("Participant"), one or more of which administers the loan on behalf of all the Lenders (the "Agent Bank"), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund's rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as "Intermediate Participants".

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $500 million                                            0.65%
--------------------------------------------------------------------
Next $4.5 billion                                             0.60%
--------------------------------------------------------------------
Next $5 billion                                               0.575%
--------------------------------------------------------------------
Over $10 billion                                              0.55%
 ___________________________________________________________________
====================================================================


    Prior to April 14, 2006, the Closed-End Fund paid an advisory fee to AIM at an annual rate of 0.95% of the Fund's average daily net assets.

    Effective April 14, 2006, AIM has entered in a sub-advisory agreement with INVESCO Senior Secured Management, Inc. ("ISSM"). Under the terms of the Sub-advisory agreement AIM pays ISSM 40% of the amount of AIM's compensation on the sub-advised assets annually. Prior to April 14, 2006, AIM had a similar agreement with respect to Closed-End Fund.

    The advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B1, Class C, Class R and Institutional Class shares to 1.50%, 1.50%, 2.00%, 1.75% and 1.25% of average daily net assets, respectively. Prior to April 14, 2006, the advisor had voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses Class C shares to 1.75% of average net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For period January 1, 2006 to August 31, 2006 and the year ended December 31, 2005, AIM waived advisory fees of $376,615 and $282,192, respectively.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For period January 1, 2006 to August 31, 2006 and the year ended December 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $2,300 and $1,804, respectively..

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for period January 1, 2006 to August 31, 2006 and the year ended December 31, 2005, AIM was paid $33,288 and $50,000, respectively.

AIM Floating Rate Fund


    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For period January 1, 2006 to August 31, 2006, the Fund paid AIS $139,538 for Class A, Class B1, Class C and Class R share classes and $337 for Institutional Class shares. For the year ended December 31, 2005, the Fund paid AIS $196,939 for Class B and Class C shares classes.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B1, Class C, and Class R shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B1, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A and Class B1 shares, 0.75% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Prior to April 14, 2006, ADI had voluntarily agreed to waive 0.25% of the Class C Plan fees. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B1, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period January 1, 2006 to August 31, 2006, the Class A, Class B1, Class C and Class R shares paid $240,894, $15,873, $194,110 and $91, respectively, after ADI waived plan fees of $32,787 for Class C shares during the period January 1, 2006 to April 13, 2006. For the year ended December 31, 2005, the Class B and Class C shares paid $437,365 and $207,013, respectively, after ADI waived Plan fees of $103,506 for Class C shares.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period April 14, 2006 to August 31, 2006, ADI advised the Fund that it retained $8,204 in front-end sales commissions from the sale of Class A shares and $0, $23,877, $12,279 and $0 from Class A, Class B1, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders. For the period January 1, 2006 through April 13, 2006, ADI advised the Fund that it received $13,316 and $10,110 from Class B and Class C shares, respectively, in EWC's imposed on redemptions of the Closed-End fund. For the year ended December 31, 2005, ADI advised the Fund that it received $50,028 and $19,378 from Class B and Class C shares, respectively, in EWCs imposed on redemptions of Closed-End Fund shares.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for period January 1, 2006 to August 31, 2006.

                                                                        CHANGE IN
                                                                        UNREALIZED
                     VALUE          PURCHASES          PROCEEDS        APPRECIATION        VALUE        DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES      (DEPRECIATION)     08/31/06        INCOME      GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $1,362,076       $ 59,142,716      $(43,420,572)        $   --        $17,084,220     $137,012       $   --
--------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class                   --         24,224,601        (7,140,381)            --         17,084,220       62,770           --
--------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class            1,362,076         37,860,101       (39,222,177)            --                 --       74,880           --
================================================================================================================================
  Total           $2,724,152       $121,227,418      $(89,783,130)        $   --        $34,168,440     $274,662       $   --
________________________________________________________________________________________________________________________________
================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For period January 1, 2006 to August 31, 2006 and the year ended December 31, 2005, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $10,095 and $11,579, respectively.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include

AIM Floating Rate Fund

amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During period January 1, 2006 to August 31, 2006 and the year ended December 31, 2005, the Fund paid legal fees of $2,550 and $4,747, respectively, for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by JPMorgan Chase Bank. The Fund may borrow up to the lesser of (i) $250,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.06% on the unused balanced of the committed line. During the period January 1, 2006 to August 31, 2006, the average borrowings for the 107 days the borrowings were outstanding was $17,780,374 with a weighted average interest rate of 4.97% and interest expense of $259,022. During the year ended December 31, 2005, the average borrowings for the 365 days the borrowings were outstanding was $29,065,753 with a weighted average interest rate of 3.95% and interest expense of $1,148,651.

    Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. During the period January 1, 2006 through August 31, 2006 and the year ended December 31, 2005, the Fund did not borrow or lend under the interfund lending facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 7--UNFUNDED LOAN COMMITMENTS

    As of August 31, 2006, the Fund had unfunded loan commitments of $2,644,266, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

BORROWER                                                                                                 UNFUNDED COMMITMENTS
-----------------------------------------------------------------------------------------------------------------------------
AMF Bowling Worldwide, Inc.                         Revolving Loan                                            $  485,000
-----------------------------------------------------------------------------------------------------------------------------
AMSTED Industries Inc.                              Delay Draw Term Loan B                                       554,063
-----------------------------------------------------------------------------------------------------------------------------
Atlantic Broadband LLC                              Term Loan B1                                                 223,188
-----------------------------------------------------------------------------------------------------------------------------
Atrium Companies, Inc.                              Delay Draw Term Loan                                          26,279
-----------------------------------------------------------------------------------------------------------------------------
Birds Eye Foods Inc.                                Revolving Loan                                               985,000
-----------------------------------------------------------------------------------------------------------------------------
Calpine Corp.                                       Revolving Loan                                                65,023
-----------------------------------------------------------------------------------------------------------------------------
Federal-Mogul Corp.                                 Revolving Loan                                                62,400
-----------------------------------------------------------------------------------------------------------------------------
LSP General Finance Co., LLC                        Delay Draw Term Loan                                             195
-----------------------------------------------------------------------------------------------------------------------------
Niska/CR Gas & Storage                              Revolving Loan                                                38,183
-----------------------------------------------------------------------------------------------------------------------------
Nuance Communications, Inc.                         Revolving Loan                                               114,799
-----------------------------------------------------------------------------------------------------------------------------
US Shipping LLC                                     Delay Draw Term Loan                                          90,136
=============================================================================================================================
                                                                                                              $2,644,266
_____________________________________________________________________________________________________________________________
=============================================================================================================================

AIM Floating Rate Fund

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the period January 1, 2006 to August 31, 2006 and the years ended December 31, 2005 and 2004 was as follows:

                                                                 2006          2005          2004
----------------------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                               $7,939,912    $9,962,430    $7,571,100
----------------------------------------------------------------------------------------------------
Return of capital                                                     --            --       185,978
====================================================================================================
Total Distribution                                            $7,939,912    $9,962,430    $7,757,078
____________________________________________________________________________________________________
====================================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006 and December 31, 2005, the components of net assets on a tax basis were as follows:

                                                                  2006            2005
------------------------------------------------------------------------------------------
Undistributed ordinary income                                 $    191,959    $     14,756
------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) -- investments               53,767      (2,921,694)
------------------------------------------------------------------------------------------
Temporary book/tax differences                                     (25,815)        (23,699)
------------------------------------------------------------------------------------------
Capital loss carryover                                         (52,940,416)    (50,441,499)
------------------------------------------------------------------------------------------
Shares of beneficial interest                                  277,939,140     260,202,160
==========================================================================================
Total net assets                                              $225,218,635    $206,830,024
__________________________________________________________________________________________
==========================================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2007                                                  $   453,428
-----------------------------------------------------------------------------
August 31, 2009                                                   10,188,057
-----------------------------------------------------------------------------
August 31, 2010                                                   21,273,718
-----------------------------------------------------------------------------
August 31, 2011                                                   10,298,295
-----------------------------------------------------------------------------
August 31, 2012                                                    2,745,717
-----------------------------------------------------------------------------
August 31, 2013                                                    5,482,284
-----------------------------------------------------------------------------
August 31, 2014                                                    2,498,917
=============================================================================
Total capital loss carryforward                                  $52,940,416
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code due to fiscal year end change.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of non-deductible organizational expenses and adjustments on the sale of a restructured bond, on August 31, 2006, undistributed net investment income was decreased by $366, undistributed net realized gain (loss) was increased by $172,386 and shares of beneficial interest decreased by $172,020. This reclassification had no effect on the net assets of the Fund.

AIM Floating Rate Fund

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during period January 1, 2006 to August 31, 2006 was $111,959,519 and $124,032,650, respectively and during the year ended December 31, 2005 was $136,272,783 and $173,825,477, respectively.

                                                                                EIGHT MONTHS
                                                                                   ENDED         YEAR ENDED
                                                                                 AUGUST 31,     DECEMBER 31,
UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS      2006            2005
------------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                       $ 829,877      $ 1,885,317
------------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                      (776,110)      (4,807,011)
============================================================================================================
Net unrealized appreciation (depreciation) of investment securities              $  53,767      $(2,921,694)
____________________________________________________________________________________________________________
============================================================================================================
Cost of investments is the same for tax and financial statement purposes for the eight months ended August
31, 2006. Cost of investments for tax purposes was $229,843,687 for the year ended December 31, 2005.

AIM Floating Rate Fund

NOTE 11--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A, Class C, Class R and Institutional Class. Prior to the Reorganization, the Fund offered Class B shares (see footnotes to the table below). Class A shares are sold with a front-end sales charge. Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are sold without a sales charge. In addition, under certain circumstances, Class A shares and Class R shares are subject to CDSC. As of the close of business on April 13, 2006, Class B1 shares were closed to current and new investors. Effective on July 27, 2006, all outstanding Class B1 shares were converted into Class A shares of the Fund.

    Information presented below for Class A and Class C shares, respectively, includes financial data for Closed-End Fund Class B and Class C shares, respectively, prior to the reorganization.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                YEAR ENDED
                                               EIGHT MONTHS ENDED                              DECEMBER 31,
                                                   AUGUST 31,            --------------------------------------------------------
                                                   2006(A)(F)                       2005                          2004
                                           --------------------------    --------------------------    --------------------------
                                             SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                   2,829,517    $ 25,667,525       697,277    $  6,298,550     1,110,006    $  9,865,550
---------------------------------------------------------------------------------------------------------------------------------
  Class B1(b)(c)                                  153           1,341            --              --            --              --
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                   1,970,507      17,847,704     2,511,732      22,638,124     2,034,158      18,066,194
---------------------------------------------------------------------------------------------------------------------------------
  Class R(b)                                    8,489          77,109            --              --            --              --
---------------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                    2,683,496      24,312,527            --              --            --              --
=================================================================================================================================
Issued as reinvestment of dividends:
  Class A                                     382,801       3,406,979       537,184       4,853,113       456,936       4,068,921
---------------------------------------------------------------------------------------------------------------------------------
  Class B1(b)(c)                               27,645         318,656            --              --            --              --
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                     146,924       1,330,027       162,391       1,462,776        72,970         649,066
---------------------------------------------------------------------------------------------------------------------------------
  Class R(b)                                      126           1,139            --              --            --              --
---------------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                        4,025          36,471            --              --            --              --
=================================================================================================================================
Conversion of Class B1 shares to Class A
  shares:
  Class A                                   2,296,583      20,991,472            --              --            --              --
---------------------------------------------------------------------------------------------------------------------------------
  Class B1(b)(c)                           (2,296,583)    (20,991,472)           --              --            --              --
=================================================================================================================================
Reacquired:(d)
  Class A(e)                               (3,041,753)    (27,605,025)   (4,782,363)    (43,131,902)   (5,710,581)    (50,761,407)
---------------------------------------------------------------------------------------------------------------------------------
  Class B1(b)(c)                             (594,690)     (5,414,782)           --              --            --              --
---------------------------------------------------------------------------------------------------------------------------------
  Class C(e)                               (2,436,846)    (22,056,537)   (1,230,185)    (11,072,435)     (645,752)     (5,742,510)
---------------------------------------------------------------------------------------------------------------------------------
  Class R(b)                                       --               4            --              --            --              --
---------------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                       (1,604)        (14,138)           --              --            --              --
=================================================================================================================================
                                            1,978,790    $ 17,909,000    (2,103,964)   $(18,951,774)   (2,682,263)   $(23,854,186)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There is one entity that is record owner of more than 5% of the outstanding shares of the Fund and owns 17% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to such services such as, securities brokerage, distribution, third party record keeping and account servicing. The trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially. In addition, 11% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b) Class B1, Class R and Institutional Class shares commenced sales on April 13, 2006.
(c) Effective July 27, 2006, all outstanding Class B1 shares were converted into Class A shares of the Fund.
(d) Amount is net of redemption fees of $8,328, $2,405, $4 and $394 for Class A, Class C, Class R and Institutional Class, respectively, for the period January 1, 2006 to August 31, 2006.
(e) Includes redemption activity for Class B shares and Class C shares of the Closed-End Fund through April 13, 2006 (date of reorganization) as follows: Class B shares -- 828,994 shares and $7,518,875; Class C shares -- 708,337 shares and $6,403,362.

AIM Floating Rate Fund

(f) Upon the closing of the reorganization of the Closed-End Fund into the Fund on April 13, 2006 the Fund issued the following shares in connection with such reorganization:

                FUND                             CLOSED-END FUND
CLASS          SHARES        AMOUNT      CLASS       SHARES           AMOUNT
-------------------------------------------------------------------------------
  A          14,204,828   $129,405,986     --              --      $         --
-------------------------------------------------------------------------------
  B1          2,863,475     26,086,257      B      17,068,303       155,492,243
-------------------------------------------------------------------------------
  C           4,942,796     44,930,012      C       4,942,796        44,930,012
===============================================================================
Net Assets   22,011,099   $200,422,255             22,011,099      $200,422,255
_______________________________________________________________________________
===============================================================================

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated. Information presented prior to the close of business on April 13, 2006 (date of reorganization) includes financial data for Class B shares of the Closed-End Fund.

                                                                                         CLASS A
                                                        -------------------------------------------------------------------------
                                                        JANUARY 1,
                                                         2006 TO                         YEAR ENDED DECEMBER 31,
                                                        AUGUST 31,       --------------------------------------------------------
                                                           2006            2005        2004        2003        2002        2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $   9.04        $   9.02    $   8.77    $   8.51    $   8.64    $   9.37
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.37(a)         0.43        0.30        0.33        0.38        0.60(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              0.02            0.01        0.25        0.25       (0.13)      (0.73)
=================================================================================================================================
    Total from investment operations                         0.39            0.44        0.55        0.58        0.25       (0.13)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                      (0.37)          (0.42)      (0.29)      (0.32)      (0.38)      (0.60)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                            --              --       (0.01)         --          --          --
=================================================================================================================================
    Total distributions                                     (0.37)          (0.42)      (0.30)      (0.32)      (0.38)      (0.60)
=================================================================================================================================
Redemption fees added to shares of beneficial interest       0.00              --          --          --          --          --
=================================================================================================================================
Net asset value, end of period                           $   9.06        $   9.04    $   9.02    $   8.77    $   8.51    $   8.64
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                              4.32%           5.00%       6.36%       6.94%       2.88%      (1.49)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $155,953        $159,206    $190,814    $221,964    $266,260    $357,841
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets (including
  interest expense):
  With fee waivers and/or expense reimbursements             1.58%(c)        2.04%       1.65%       1.48%       1.49%       1.38%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          1.86%(c)        2.17%       1.69%       1.48%       1.49%       1.38%
=================================================================================================================================
Ratio of expenses to average net assets (excluding
  interest expense):
  With fee waivers and/or expense reimbursements             1.37%(c)        1.50%       1.50%       1.48%       1.49%       1.38%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          1.65%(c)        1.63%       1.54%       1.48%       1.49%       1.38%
=================================================================================================================================
Ratio of net investment income to average net assets         6.06%(c)        4.69%       3.31%       3.80%       4.40%       6.66%
=================================================================================================================================
Ratio of interest expense to average net assets(d)           0.21%(c)        0.54%       0.15%         --%         --%         --%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                     54%             56%         82%         72%         56%         38%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $144,734,730.
(d) Ratio includes interest expense and fees on the committed line of credit.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Floating Rate Fund

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                   CLASS B1
                                                                ---------------
                                                                APRIL 13, 2006
                                                                 (DATE SHARES
                                                                 CONVERTED) TO
                                                                 JULY 27, 2006
                                                                 (DATE SHARES
                                                                 CONVERTED TO
                                                                CLASS A SHARES)
-------------------------------------------------------------------------------
Net asset value, beginning of period                                $ 9.11
-------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.16(a)
-------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (0.05)
===============================================================================
    Total from investment operations                                  0.11
===============================================================================
Less dividends from net investment income                            (0.16)
===============================================================================
Redemption fees added to shares of beneficial interest                0.00
===============================================================================
Net asset value, end of period                                      $ 9.06
_______________________________________________________________________________
===============================================================================
Total return(b)                                                       1.26%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $   --
_______________________________________________________________________________
===============================================================================
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers and/or expense reimbursements                      1.47%(c)
-------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   1.75%(c)
===============================================================================
Ratio of expenses to average net assets (excluding interest
  expense):
  With fee waivers and/or expense reimbursements                      1.26%(c)
-------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   1.54%(c)
===============================================================================
Ratio of net investment income to average net assets                  6.17%(c)
===============================================================================
Ratio of interest expense to average net assets(d)                    0.21%(c)
_______________________________________________________________________________
===============================================================================
Portfolio turnover rate(e)                                              54%
_______________________________________________________________________________
===============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $22,070,646.
(d) Ratio includes interest expense and fees on the committed line of credit.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Floating Rate Fund

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated. Information presented prior to the close of business on April 13, 2006 (date of reorganization) includes activity for Class C shares of the Closed-End Fund.

                                                                                           CLASS C
                                                             --------------------------------------------------------------------
                                                             JANUARY 1,
                                                              2006 TO                       YEAR ENDED DECEMBER 31,
                                                             AUGUST 31,       ---------------------------------------------------
                                                                2006           2005       2004       2003       2002       2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  9.02         $  8.99    $  8.75    $  8.49    $  8.62    $  9.35
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.34(a)         0.40       0.27       0.31       0.36       0.58(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.02            0.03       0.25       0.25      (0.14)     (0.73)
=================================================================================================================================
    Total from investment operations                             0.36            0.43       0.52       0.56       0.22      (0.15)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.34)          (0.40)     (0.27)     (0.30)     (0.35)     (0.58)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                                --              --      (0.01)        --         --         --
=================================================================================================================================
    Total distributions                                         (0.34)          (0.40)     (0.28)     (0.30)     (0.35)     (0.58)
=================================================================================================================================
Redemption fees added to shares of beneficial interest           0.00              --         --         --         --         --
=================================================================================================================================
Net asset value, end of period                                $  9.04         $  9.02    $  8.99    $  8.75    $  8.49    $  8.62
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                  4.05%           4.85%      5.98%      6.68%      2.62%     (1.75)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $44,853         $47,624    $34,518    $20,793    $20,421    $31,274
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers and/or expense reimbursements                 1.97%(c)        2.29%      1.89%      1.73%      1.74%      1.63%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.36%(c)        2.67%      2.19%      1.98%      1.99%      1.88%
=================================================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense):
  With fee waivers and/or expense reimbursements                 1.76%(c)        1.75%      1.74%      1.73%      1.74%      1.63%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.15%(c)        2.13%      2.04%      1.98%      1.99%      1.88%
=================================================================================================================================
Ratio of net investment income to average net assets             5.67%(c)        4.44%      3.07%      3.55%      4.15%      6.40%
=================================================================================================================================
Ratio of interest expense to average net assets(d)               0.21%(c)        0.54%      0.15%        --%        --%        --%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                         54%             56%        82%        72%        56%        38%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $45,441,727.
(d) Ratio includes interest expense and fees on the committed line of credit.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Floating Rate Fund

The following presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                   CLASS R
                                                                --------------
                                                                APRIL 13, 2006
                                                                 (DATE SALES
                                                                COMMENCED) TO
                                                                  AUGUST 31,
                                                                     2006
------------------------------------------------------------------------------
Net asset value, beginning of period                                $ 9.11
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.21(a)
------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (0.05)
==============================================================================
    Total from investment operations                                  0.16
==============================================================================
Less dividends from net investment income                            (0.21)
==============================================================================
Redemption fees added to shares of beneficial interest                0.00
==============================================================================
Net asset value, end of period                                      $ 9.06
______________________________________________________________________________
==============================================================================
Total return(b)                                                       1.80%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $   78
______________________________________________________________________________
==============================================================================
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers and/or expense reimbursements                      1.53%(c)
------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   1.53%(c)
==============================================================================
Ratio of expenses to average net assets (excluding interest
  expense):
  With fee waivers and/or expense reimbursements                      1.52%(c)
------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   1.52%(c)
==============================================================================
Ratio of net investment income to average net assets                  6.11%(c)
==============================================================================
Ratio of interest expense to average net assets(d)                    0.01%(c)
______________________________________________________________________________
==============================================================================
Portfolio turnover rate(e)                                              54%
______________________________________________________________________________
==============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $47,859.
(d) Ratio includes interest expense and fees on the committed line of credit.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Floating Rate Fund

The following presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                  APRIL 13, 2006
                                                                    (DATE SALES
                                                                   COMMENCED) TO
                                                                    AUGUST 31,
                                                                       2006
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $  9.11
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                  0.23(a)
-----------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                         (0.05)
===================================================================================
    Total from investment operations                                     0.18
===================================================================================
Less dividends from net investment income                               (0.23)
===================================================================================
Redemption fees added to shares of beneficial interest                   0.00
===================================================================================
Net asset value, end of period                                        $  9.06
___________________________________________________________________________________
===================================================================================
Total return(b)                                                          2.00%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $24,335
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers and/or expense reimbursements                         0.98%(c)
-----------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                      0.98%(c)
===================================================================================
Ratio of expenses to average net assets (excluding interest
  expense):
  With fee waivers and/or expense reimbursements                         0.97%(c)
-----------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                      0.97%(c)
===================================================================================
Ratio of net investment income to average net assets                     6.66%(c)
===================================================================================
Ratio of interest expense to average net assets(d)                       0.01%(c)
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(e)                                                 54%
___________________________________________________________________________________
===================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,393,660.
(d) Ratio includes interest expense and fees on the committed line of credit.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDING

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    AIM Floating Rate Fund, along with numerous unrelated funds and financial institutions, has been named as a defendant in two private civil lawsuits filed in the United States Bankruptcy Court, Southern District of New York (Enron Corp. v. J.P. Morgan Securities, Inc., et al., Case No. 01-16034(AJG) and

AIM Floating Rate Fund

Adelphia Communications Corp. and its Affiliate Debtors in Possession and Official Committee of Unsecured Creditors of Adelphia v. Bank of America, individually and as Agent for various Banks Party to Credit Agreements, et al., Case No. 02-41729). These lawsuits seek, respectively, avoidance of certain payments made by Enron Corp. and avoidance of certain loans to Adelphia Communications Corp. The Enron lawsuit alleges that payments made to the Fund and other creditors to prepay and/or redeem certain commercial paper prior to its maturity were preferential transfers. The amount sought to be recovered from the Fund in the Enron lawsuit is the aggregate amount of the repurchases of Enron's commercial paper from the fund during the 90 days prior to the filing by Enron of a bankruptcy petition (approximately $10 million) plus interest and Enron's court costs. The Adelphia lawsuit alleges that the purchasers of Adelphia's bank debt knew, or should have known, that the loan proceeds would not benefit Adelphia, but instead would be used to enrich Adelphia insiders. The amount sought to be recovered from the Fund in the Adelphia lawsuit is not specified in such lawsuit. Adelphia has also filed a bankruptcy petition. Accordingly, any recoveries by the plaintiffs in these lawsuits may result in a corresponding claim against the respective bankruptcy estate, which may be paid in part through distributions under a plan of reorganization to the extent the claim is allowed under such plan.

    At this time, management of AIM and the Fund are unable to make an assessment of the likelihood of loss in the Enron and Adelphia lawsuits, and the Fund therefore has not recorded a liability in its financial statements for any potential loss in either of these lawsuits.

    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Floating Rate Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Counselor Series Trust and Shareholders of AIM Floating Rate Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of AIM Floating Rate Fund (one of the funds constituting AIM Counselor Series Trust, formerly the sole portfolio constituting AIM Floating Rate Fund, hereafter referred to as the "Fund") at August 31, 2006, and the results of its operations, the changes in its net assets, its cash flows and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and intermediate participants, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

October 26, 2006
Houston, Texas

AIM Floating Rate Fund

TAX DISCLOSURES

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006, 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended August 31, 2006, the Fund designates 0%, or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

For its tax year ended August 31, 2006, the Fund designates 0%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2006, May 31, 2006 and August 31, 2006, are 3.75%, 8.68% and 17.06%, respectively.

AIM Floating Rate Fund

PROXY RESULTS

A Special Meeting of Shareholders of AIM Floating Rate Fund, an investment portfolio of AIM Floating Rate Fund, a Delaware statutory trust ("Trust"), was held on April 11, 2006. The meeting was held for the following purpose:

(1) Approve an Agreement and Plan of Reorganization which provides for the conversion of AIM Floating Rate Fund, a closed-end interval fund, into an open-end fund.

The results of the voting on the above matter were as follows:

                                                                                   VOTES        WITHHELD/
MATTER                                                             VOTES FOR      AGAINST      ABSTENTIONS
----------------------------------------------------------------------------------------------------------
(Class B Shares)
(1)  Approve an Agreement and Plan of Reorganization which
     provides for the conversion of AIM Floating Rate Fund, a
     closed-end interval fund, into an open-end fund.............  8,364,800      295,372        523,933

                                                                                   VOTES        WITHHELD/
MATTER                                                             VOTES FOR      AGAINST      ABSTENTIONS
----------------------------------------------------------------------------------------------------------
(Class C Shares)
(1)  Approve an Agreement and Plan of Reorganization which
     provides for the conversion of AIM Floating Rate Fund, a
     closed-end interval fund, into an open-end fund.............  2,768,936      82,828         130,799

AIM Floating Rate Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Counselor Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     2003           Director and Chairman, A I M Management    None
   Trustee and Vice Chair                         Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

   Philip A. Taylor(2) -- 1954     2006           Director, Chief Executive Officer and      None
   Trustee, President and                         President, A I M Management Group Inc.,
   Principal                                      AIM Mutual Fund Dealer Inc., AIM Funds
   Executive Officer                              Management Inc. and 1371 Preferred Inc.;
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc. and AIM
                                                  GP Canada Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc.; Director, President
                                                  and Chairman, AVZ Callco Inc.; AMVESCAP
                                                  Inc. and AIM Canada Holdings Inc.;
                                                  Director and Chief Executive Officer,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; Trustee,
                                                  President and Principal Executive
                                                  Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and Trustee
                                                  and Executive Vice President, The AIM
                                                  Family of Funds--Registered Trademark--
                                                  (AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust only)
                                                  Formerly: President and Principal
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       2003           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            1983           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2003           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2000           Founder, Green, Manning & Bunch Ltd.,      None
   Trustee                                        (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2003           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          2003           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.

                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         2003           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      2003           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        2003           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              1997           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel, Jr. -- 1944    2005           Retired                                    Director, Mainstay VP Series
   Trustee                                                                                   Funds, Inc. (21 portfolios)
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Floating Rate Fund



The address of each trustee and officer of AIM Counselor Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIP(S)
TRUST                              SINCE          DURING PAST 5 YEARS                       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Senior Vice President and Senior Officer  N/A
   Senior Vice President and                      of The AIM Family of Funds--Registered
   Senior Officer                                 Trademark--
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------

   John M. Zerr -- 1962            2006           Director, Senior Vice President,          N/A
   Senior Vice President, Chief                   Secretary and General Counsel, A I M
   Legal Officer and Secretary                    Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director, Vice President
                                                  and Secretary, INVESCO Distributors,
                                                  Inc.; Vice President and Secretary,
                                                  A I M Capital Management, Inc., AIM
                                                  Investment Services, Inc., and Fund
                                                  Management Company; Senior Vice
                                                  President and Secretary, A I M
                                                  Distributors, Inc.; Director, INVESCO
                                                  Funds Group Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Global Compliance Director, AMVESCAP      N/A
   Vice President                                 PLC; and Vice President of The AIM
                                                  Family of Funds--Registered Trademark--

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and The AIM Family
                                                  of Funds--Registered Trademark--; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Vice President, AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company; Senior Vice
                                                  President and Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; and Senior Vice President
                                                  and Compliance Director, Delaware
                                                  Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Senior Vice President and General
   Vice President                                 Counsel, AMVESCAP PLC; Director, INVESCO
                                                  Funds Group, Inc.; and Vice President of
                                                  The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Director, General Counsel, and  N/A
                                                  Vice President Fund Management Company;
                                                  Director, Senior Vice President,
                                                  Secretary and General Counsel, A I M
                                                  Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--; Chief
                                                  Executive Officer and President, INVESCO
                                                  Funds Group, Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc. and Liberty Funds Group,
                                                  LLC
------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M  N/A
   Vice President, Principal                      Advisors, Inc.; and Vice President,
   Financial Officer and                          Treasurer and Principal Officer of The
   Treasurer                                      AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief           N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, Senior Vice
                                                  President and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       2005           Director of Cash Management, Managing     N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and The AIM Family of
                                                  Funds--Registered Trademark--
------------------------------------------------------------------------------------------------------------------------------

   Todd L. Spillane -- 1958        2006           Senior Vice President, A I M Management   N/A
   Chief Compliance Officer                       Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS                 SUB-ADVISOR
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers   INVESCO Senior Secured
Suite 100                     11 Greenway Plaza        Inc.                     LLP                      Management, Inc.
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street    1166 Avenue of the
                              Houston, TX 77046-1173   Suite 100                Suite 2900               Americas
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678   New York, NY 10036-2727

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            225 Franklin Street
Floor                         1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

   DOMESTIC EQUITY                              SECTOR EQUITY                           ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund      AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                         AIM Growth Allocation Fund
AIM Capital Development Fund                 AIM Financial Services Fund             AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund             AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund             AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund
AIM Dynamics Fund                            AIM Leisure Fund                           DIVERSIFIED PORTFOLIOS
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)                 AIM Income Allocation Fund
AIM Mid Cap Basic Value Fund                 AIM Technology Fund                     AIM International Allocation Fund
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund
AIM Opportunities I Fund
AIM Opportunities II Fund                       FIXED INCOME
AIM Opportunities III Fund
AIM S&P 500 Index Fund
AIM Select Equity Fund                       TAXABLE
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund                    AIM Enhanced Short Bond Fund
AIM Structured Core Fund                     AIM Floating Rate Fund
AIM Structured Growth Fund                   AIM High Yield Fund
AIM Structured Value Fund                    AIM Income Fund
AIM Summit Fund                              AIM Intermediate Government Fund
AIM Trimark Endeavor Fund                    AIM International Bond Fund
AIM Trimark Small Companies Fund             AIM Limited Maturity Treasury Fund
                                             AIM Money Market Fund
*Domestic equity and income fund             AIM Short Term Bond Fund
                                             AIM Total Return Bond Fund
                                             Premier Portfolio
   INTERNATIONAL/GLOBAL EQUITY               Premier U.S. Government Money Portfolio

AIM Asia Pacific Growth Fund                 TAX-FREE
AIM China Fund
AIM Developing Markets Fund                  AIM High Income Municipal Fund(1)
AIM European Growth Fund                     AIM Municipal Bond Fund
AIM European Small Company Fund(1)           AIM Tax-Exempt Cash Fund
AIM Global Aggressive Growth Fund            AIM Tax-Free Intermediate Fund
AIM Global Equity Fund                       Premier Tax-Exempt Portfolio
AIM Global Growth Fund
AIM Global Value Fund                        =====================================================================================
AIM Japan Fund                               CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR
AIM International Core Equity Fund           THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL
AIM International Growth Fund                ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
AIM International Small Company Fund(1)      =====================================================================================
AIM Trimark Fund



(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

   If used after January 20, 2007, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $429 billion in assets under management. Data as of August 31, 2006.



AIMinvestments.com                  FLR-AR-1           A I M Distributors, Inc.


                             YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
-------------------------------------------------------------------------------
Mutual     Retirement   Annuities  College   Separately   Offshore   Cash              [AIM INVESTMENTS LOGO APPEARS HERE]
Funds      Products                Savings   Managed      Products   Management              --Registered Trademark--
                                   Plans     Accounts
-------------------------------------------------------------------------------

                                                           AIM MULTI-SECTOR FUND
                                 Annual Report to Shareholders o August 31, 2006


                               [COVER GLOBE IMAGE]


SECTOR EQUITY

Sectors

Table of Contents

Supplemental Information            2
Letters to Shareholders             3
Performance Summary                 5
Management Discussion               5
Fund Expenses                       7
Long-term Fund Performance          8
Approval of Advisory Agreement     10
Schedule of Investments           F-1
Financial Statements              F-4
Notes to Financial Statements     F-6
Financial Highlights             F-13
Auditor's Report                 F-17
Tax Disclosures                  F-18
Trustees and Officers            F-19

[AIM INVESTMENT SOLUTIONS]

[GRAPHIC]        [GRAPHIC]          [GRAPHIC]

[DOMESTIC     [INTERNATIONAL/        [SECTOR
EQUITY]       GLOBAL EQUITY]         EQUITY]

[GRAPHIC]        [GRAPHIC]          [GRAPHIC]

[FIXED          [ALLOCATION       [DIVERSIFIED
INCOME]          SOLUTIONS]        PORTFOLIOS]


[AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--

AIM Multi-Sector Fund


AIM MULTI-SECTOR FUND SEEKS CAPITAL GROWTH.

o Unless otherwise stated, information presented in this report is as of August 31, 2006, and is based on total net assets.

ABOUT SHARE CLASSES                          o The Fund may use enhanced investment       of funds reflects fund expenses;
                                             techniques such as derivatives. The          performance of a market index does not.
o Class B shares are not available as an     principal risk of investments in
investment for retirement plans              derivatives is that the fluctuation in       Other information
maintained pursuant to Section 401 of the    their values may not correlate perfectly
Internal Revenue Code, including 401(k)      with the overall securities markets.         o Industry classifications used in this
plans, money purchase pension plans and      Derivatives are subject to counter party     report are generally according to the
profit sharing plans. Plans that had         risk--the risk that the other party will     Global Industry Classification Standard,
existing accounts invested in Class B        not complete the transaction with the        which was developed by and is the
shares prior to September 30, 2003, will     Fund.                                        exclusive property and a service mark of
continue to be allowed to make additional                                                 Morgan Stanley Capital International Inc.
purchases.                                   o The Fund's investments in different,       and Standard & Poor's.
                                             independently managed sectors create
PRINCIPAL RISKS OF INVESTING IN THE FUND     allocation risk, which is the risk that      o The returns shown in management's
                                             the allocation of investments among the      discussion of Fund performance are based
o Foreign securities have additional         sectors may have a more significant          on net asset values calculated for
risks, including exchange rate changes,      effect on the Fund's net asset value when    shareholder transactions. Generally
political and economic upheaval, the         one of the sectors performs more poorly      accepted accounting principles require
relative lack of information about these     than the other(s). Additionally, the         adjustments to be made to the net assets
companies, relatively low market             active rebalancing of the Fund among the     of the Fund at period end for financial
liquidity and the potential lack of          sectors may result in increased              reporting purposes, and as such, the net
strict financial and accounting controls     transaction costs. The independent           asset values for shareholder transactions
and standards.                               management of five sectors may also          and the returns based on those net asset
                                             result in adverse tax consequences if the    values may differ from the net asset
o Investing in a fund that invests in        managers responsible for the Fund's five     values and returns reported in the
smaller companies involves risks not         sectors effect transactions in the same      Financial Highlights.
associated with investing in more            security on or about the same time.
established companies, such as business                                                   The Fund provides a complete list of its
risk, stock price fluctuations and           ABOUT INDEXES USED IN THIS REPORT            holdings four times in each fiscal
illiquidity.                                                                              year, at the quarter-ends. For the second
                                             o The unmanaged STANDARD & POOR'S            and fourth quarters, the lists appear in
o Stocks are subject to market risk,         COMPOSITE INDEX OF 500 STOCKS (the S&P       the Fund's semiannual and annual reports
meaning stock prices vary and may fall,      500 --Registered Trademark-- Index) is an    to shareholders. For the first and third
thus reducing the value of the Fund's        index of common stocks frequently used as    quarters, the Fund files the lists with
investments. Certain stocks selected for     a general measure of U.S. stock market       the Securities and Exchange Commission
the Fund's portfolio may decline in value    performance.                                 (SEC) on Form N-Q. The most recent list
more than the overall stock market.                                                       of portfolio holdings is available at
                                             o The unmanaged LIPPER MULTI-CAP CORE        AIMinvestments.com. From our home page,
o Portfolio turnover is greater than most    FUNDS INDEX represents an average of the     click on Products & Performance, then
funds, which may affect the Fund's           performance of the 30 largest                Mutual Funds, then Fund Overview. Select
performance due to higher brokerage          multi-capitalization core funds tracked      your Fund from the drop-down menu and
commissions and may also result in           by Lipper Inc., an independent mutual        click on Complete Quarterly Holdings.
taxable gain distributions to the Fund's     fund performance monitor.                    Shareholders can also look up the Fund's
shareholders.                                                                             Forms N-Q on the SEC Web site at sec.gov.
                                             o The Fund is not managed to track the       Copies of the Fund's Forms N-Q may be
o Investing in emerging markets involves     performance of any particular index,         reviewed and copied at the SEC Public
greater risks than investing in more         including the indexes defined here, and      Reference Room in Washington, D.C. You can
established markets. Risks for emerging      consequently, the performance of the Fund    obtain information on the operation of
markets include risks relating to the        may deviate significantly from the           the Public Reference Room, including
relatively smaller size and lesser           performance of the indexes.                  information about duplicating fee
liquidity of these markets, high                                                          charges, by calling 202-942-8090 or
inflation rates, adverse political           o A direct investment cannot be made in      800-732-0330, or by electronic request at
developments and lack of timely              an index. Unless otherwise indicated,        the following e-mail address:
information.                                 index results include reinvested             publicinfo@sec.gov. The SEC file numbers
                                             dividends, and they do not reflect sales     for the Fund are 811-09913 and 333-36074.
                                             charges. Performance of an index
                                                                                          Continued on page 9

======================================================================================    =========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,     FUND NASDAQ SYMBOLS
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                      Class A Shares                      IAMSX
======================================================================================    Class B Shares                      IBMSX
                                                                                          Class C Shares                      ICMSX
                                                                                          =========================================

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

AIM Multi-Sector Fund

                    Dear Shareholders of The AIM Family of Funds--Registered Trademark--:

                    We're pleased to provide you with this report, which includes a discussion of how your Fund was managed during the period under review in this report, and what factors affected its performance. That discussion begins on page 5.

                       It's been said nothing is certain but death and taxes. We
      [TAYLOR       would venture to add that one other thing is certain:
       PHOTO]       Markets change--and change often--in the short term, in
                    response to constantly changing economic, geopolitical and other factors. For example, domestic and global markets were
   Philip Taylor    generally strong from November 2005 through April 2006, as economic growth appeared robust and inflation seemed contained. But as new economic data suggested inflation might be higher than previously estimated in the U.S. and elsewhere, those same markets often demonstrated weakness and volatility in the May-August period.

                       While we can't do anything about the ambiguity and
                    uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments--Registered Trademark-- can help by offering a broad product line that gives your financial advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                       We've changed the look of our annual reports to reflect
                    that belief. In our marketing and now our shareholder literature, we represent a fully diversified portfolio graphically as an allocation pie chart and assign each asset class a color--green for domestic equity, blue for international, orange for sector and purple for fixed income. A legend in the left column illustrates the methodology. Your report cover now shows your Fund's asset class color, plus the asset class and sub-asset class name are shown in the upper-left corner. The reason for these changes is to help you better understand where your Fund fits into your overall portfolio.

                       AIM has a variety of investment solutions, and knowing
                    which ones are right for your portfolio is complex. That's why we also believe in the value of a trusted financial advisor who will work with you to create an investment plan you can stick with for the long term. Your financial advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                       At a recent meeting of the AIM Funds board, Robert H.
                    Graham relinquished his position as president of AIM Funds, a post customarily held by the chief executive officer of AIM Investments. Bob--one of three founders of AIM Investments in 1976--has a well-earned reputation for being one of the most knowledgeable leaders in the mutual fund industry. As I assume Bob's previous responsibilities, I'm pleased that he'll remain actively involved as the vice chair of AIM Funds.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building enduring solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                       Information about investing, the markets and your Fund is
                    always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                    Sincerely,

                    /S/ PHILIP TAYLOR

                    Philip Taylor
                    President - AIM Funds
                    CEO, AIM Investments

                    October 18, 2006

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM Multi-Sector Fund


                    Dear Fellow AIM Fund Shareholders:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

                       Looking ahead, your Board finds many reasons to be
     [CROCKETT      positive about AIM's management and strategic direction.
       PHOTO]       Most importantly, AIM management's investment management
                    discipline is paying off in terms of improved overall performance. While work remains to be done, AIM's complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its
 Bruce L. Crockett  highest since 2000 for the periods ended August 31, 2006. We are also pleased with AIM management's efforts to seek more cost-effective ways of delivering superior service.

                       In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $429 billion globally as of August 31, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                       The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                       Your Board is very pleased with the overall direction and
                    progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                    Sincerely,

                    /S/ BRUCE L. CROCKETT


                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    October 18, 2006


                    *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this annual report on pages 10-11.

AIM Multi-Sector Fund

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

                                                                                             We consider selling a stock when we
                                                                                          see:
======================================================================================
PERFORMANCE SUMMARY                                                                       o Fundamental deterioration in the
                                                                                          company.
For the fiscal year ended August 31,2006, AIM Multi-Sector Fund, excluding
applicable sales charges, produced positive returns but underperformed the S&P            o More attractive investment
500 Index, the Fund's broad market and style-specific index. The S&P 500 Index            opportunities.
consists of 10 sectors; AIM Multi-Sector Fund invests at least 80% of its assets
approximately equally in only five market sectors. During the period, the industrials,    o Inability of the company to capitalize
consumer staples, materials and telecommunication services sectors posted solid gains.    on market opportunity.
Given our mandate, our lack of exposure to those sectors--sectors in which the Fund
does not typically invest--detracted from our performance relative to the S&P             o A questionable change in management's
500 Index.                                                                                strategic direction.

   Your Fund's long-term performance appears on pages 8 and 9.
                                                                                          MARKET CONDITIONS AND YOUR FUND
FUND VS. INDEXES
                                                                                          Despite widespread concern about the
Total returns, 8/31/05-8/31/06, excluding applicable sales charges. If sales charges      potential impact of rising short-term
were included, returns would be lower.                                                    interest rates, historically high energy
                                                                                          prices, ongoing concern about a housing
Class A Shares                                                                   7.74%    bubble and the long-term economic effects
                                                                                          of two devastating Gulf Coast hurricanes,
Class B Shares                                                                   6.97     equity markets generally generated
                                                                                          positive returns for the fiscal year. The
Class C Shares                                                                   6.97     second half of the reporting period saw
                                                                                          an increase in volatility and a pause in
S&P 500 Index (Broad Market and Style-Specific Index)                            8.87     interest rate increases. After 17
                                                                                          consecutive interest rate increases the
Lipper Multi-Cap Core Funds Index (Peer Group Index)                             8.05     U.S. Federal Reserve Board (the Fed) left
                                                                                          the federal funds target rate unchanged
SOURCE: LIPPER INC.                                                                       at 5.25% at its August 8, 2006 meeting.
======================================================================================    This was the first policy meeting without
                                                                                          an interest hike since May 2004.
HOW WE INVEST                                   Managers use fundamental and
                                             quantitative analysis to identify market     Against this backdrop, consumer
Your Fund invests the bulk of its assets     leading companies with competitive           discretionary and information technology
in stocks from five market sectors:          positioning and strong anticipated growth    were two of the worst performing sectors
energy, financial services, health care,     relative to their peers. They focus on       of the S&P 500 Index. On the other hand,
information technology and "leisure"         companies that exhibit strong return on      materials and telecommunication
(represented by the consumer                 capital, cash flow, sustainable growth       services--sectors that the Fund, by
discretionary sector). To provide            and superior business strategies that        mandate, does not normally invest
diversification, Fund assets are divided     make them market leaders.                    in--were the best performers. The table
more or less equally among securities of                                                  on page 6 shows the performance of the 10
companies from each of the sectors in           In the resulting portfolios, each         sectors of the S&P 500 Index. Although
which the Fund invests. Fund managers act    sector has approximately 20 to 25            consumer discretionary, health care and
independently within sectors. At any         holdings. The Fund is rebalanced annually    information technology were the weakest
given time, 20% of the Fund's assets are     at fiscal year-end to return the sectors     performing sectors of the market, our
not required to be invested in the five      to their approximate equal weightings.       strong stock selection within these
previously mentioned sectors.                                                             sectors was a positive contributor and
                                                                                          resulted in only slight underperformance
                                                                                          overall.

                                                                                                                        (continued)

=========================================    =========================================    =========================================
                                                 TOP FIVE INDUSTRIES*
   PORTFOLIO COMPOSITION                                                                  TOP 10 EQUITY HOLDINGS*
                                              1. Oil & Gas Exploration &
By sector                                        Production                       5.8%     1. Omnicom Group Inc.               2.0%

Financials                          19.2%     2. Pharmaceuticals                  5.6      2. Harrah's Entertainment, Inc.     1.8

Information Technology              19.0      3. Hotels, Resorts & Cruise                  3. News Corp.-Class A               1.8
                                                 Lines                            4.8
Energy                              18.8                                                   4. Kinder Morgan, Inc.              1.8
                                              4. Integrated Oil & Gas             4.3
Health Care                         17.9                                                   5. Fannie Mae                       1.2
                                              5. Health Care Services             3.7
Consumer Discretionary              17.4                                                   6. Citigroup Inc.                   1.2
                                             Total Net Assets          $542.2 million
Utilities                            1.2                                                   7. Questar Corp.                    1.2
                                             Total Number of Holdings*            113
Telecommunication Services           1.0                                                   8. Hewlett-Packard Co.              1.2

Consumer Staples                     0.7                                                   9. Groupe Bruxelles Lambert S.A.
                                                                                             (Belgium)                         1.2
Money Market Funds Plus Other
Assets Less Liabilities              4.8                                                  10. Plains Exploration & Production
                                                                                              Co.                              1.1

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.
=========================================    =========================================    =========================================

AIM Multi-Sector Fund


   Despite being overweight in both          McLennan suffered from a general malaise                        Michelle E. Fenton
consumer discretionary and information       in insurance stocks as investors, after            [FENTON      Chartered Financial
technology, our stock selection in these     becoming excited late last year about the           PHOTO]      Analyst, portfolio
two sectors fared better than that of the    prospect of higher insurance prices, began                      manager, is lead
S&P 500 Index. AKAMAI TECHNOLOGIES, a        to worry about the end of a robust                              manager of AIM
leading global service provider for          property-casualty insurance pricing cycle.   Multi-Sector Fund with respect to the
accelerating content and business            Shares of Murphy Oil declined as the         Fund's investments in the information
processes online, and INTERCONTINENTAL       company trimmed its daily oil production     technology sector. She has been associated
HOTELS, the world's largest hotel group      outlook, citing lower output from a          with AIM and/or its affiliates since 1998.
that includes InterContinental               problematic offshore field in Canada and     Ms. Fenton earned her bachelor's degree in
--Registered Trademark--, Crowne Plaza       further delays restoring output at a         finance from Montana State University.
--Registered Trademark--, Holiday Inn        hurricane-damaged facility in the Gulf of
--Registered Trademark-- and Candlewood      Mexico. Nonetheless, we remained strong                         Mark D. Greenberg
Suites --Registered Trademark--,             believers in Murphy Oil, as it continued         [GREENBERG     Chartered Financial
                                             to execute its business plan. We believe           PHOTO]       Analyst, senior
==========================================   the company is likely to aggressively                           portfolio manager, is
                                             pursue new oil reserves in Malaysia, as it                      lead manager of AIM
   S&P 500 INDEX PERFORMANCE                 has been doing over the past few years, to   Multi-Sector Fund with respect to the
                                             raise its production levels.                 Fund's investments in the leisure sector.
By sector             Weighting     1 Year                                                He has been associated with AIM and/or its
                   (as of 8/31/06)  Return      Despite our underperformance in the       affiliates since 1996. Mr. Greenberg
Consumer Discretionary                       energy and financial services sectors        attended City University in London,
("Leisure")                 9.79%   -0.73%   relative to the index, SCHLUMBERGER and      England, and received his B.S.B.A. in
                                             JPMORGAN CHASE were among the top            economics from Marquette University.
Consumer Staples            9.88    12.61    contributors to overall Fund performance.
                                             Schlumberger, an oil and gas equipment and                      John S. Segner
Energy                      9.87    12.87    service company, reported financial                [SEGNER      Senior portfolio
                                             results that exceeded analysts' estimates.          PHOTO]      manager, is lead
Financials                 21.76    16.76    JPMorgan Chase, one of the top three bank                       manager of AIM
                                             holding companies in the U.S., has been                         Multi-Sector Fund with
Health Care                12.92     5.38    focused on improving financial performance   respect to the Fund's investments in the
                                             since merging with Bank One in mid-2004.     energy sector. He has been associated with
Industrials                10.78     9.46    We sold our Schlumberger holdings by the     AIM and/or its affiliates since 1997. Mr.
                                             end of the reporting period.                 Segner earned his bachelor's degree in
Information Technology     15.08    -0.44                                                 civil engineering from the University of
                                             IN CLOSING                                   Alabama and holds an M.B.A. with a
Materials                   2.95    19.24                                                 concentration in finance from The
                                             We thank you for your continued              University of Texas at Austin.
Telecommunication Services  3.43    19.02    participation in AIM Multi-Sector Fund.
                                                                                                             Michael J. Simon
Utilities                   3.53    10.79    THE VIEWS AND OPINIONS EXPRESSED IN                [SIMON       Chartered Financial
                                             MANAGEMENT'S DISCUSSION OF FUND                    PHOTO]       Analyst, senior
SOURCE: LIPPER INC.                          PERFORMANCE ARE THOSE OF A I M ADVISORS,                        portfolio manager, is
==========================================   INC. THESE VIEWS AND OPINIONS ARE SUBJECT                       lead manager of AIM
                                             TO CHANGE AT ANY TIME BASED ON FACTORS       Multi-Sector Fund with respect to the
were among the top contributors in these     SUCH AS MARKET AND ECONOMIC CONDITIONS.      Fund's investments in the financial
two sectors. Akamai benefited after it       THESE VIEWS AND OPINIONS MAY NOT BE RELIED   services sector. He started his
reported favorable financial results as      UPON AS INVESTMENT ADVICE OR                 investments career in 1989 and joined AIM
both sales and profits beat analysts'        RECOMMENDATIONS, OR AS AN OFFER FOR A        in 2001. Mr. Simon earned his Bachelor of
forecasts in the second quarter. Growth      PARTICULAR SECURITY. THE INFORMATION IS      Business Administration degree in finance
has been fueled by companies buying          NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF   from Texas Christian University and an
Akamai's software to handle music, video     ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR   M.B.A. with high honors from the Graduate
and game downloads. InterContinental         THE FUND. STATEMENTS OF FACT ARE FROM        School of Business at the University of
Hotels reported that its second quarter      SOURCES CONSIDERED RELIABLE, BUT A I M       Chicago.
profit more than doubled after the company   ADVISORS, INC. MAKES NO REPRESENTATION OR
boosted the prices of its rooms, added new   WARRANTY AS TO THEIR COMPLETENESS OR                            Derek M. Taner
hotels and sold underperforming assets.      ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE          [TANER       Chartered Financial
                                             IS NO GUARANTEE OF FUTURE RESULTS, THESE           PHOTO]       Analyst, portfolio
   Within health care, our life sciences     INSIGHTS MAY HELP YOU UNDERSTAND OUR                            manager, is lead
tools and services and pharmaceutical        INVESTMENT MANAGEMENT PHILOSOPHY.                               manager of AIM
stocks generally posted strong returns.                                                   Multi-Sector Fund with respect to the
ROCHE HOLDING, a Swiss pharmaceutical               See important Fund and index          Fund's investments in the health care
company, was a strong contributor to our       disclosures on the inside front cover.     sector. He has been associated with AIM
performance for the fiscal year. The                                                      and/or its affiliates since 2005. Mr.
company, which has very few expiring                                                      Taner earned a B.S. in business
patents, reported strong sales of its        FOR A PRESENTATION OF YOUR FUND'S            administration and an M.B.A. from the Haas
cancer drug, Avastin --Registered            LONG-TERM PERFORMANCE, PLEASE SEE PAGES 8    School of Business at the University of
Trademark--. On the other hand, detracting   AND 9.                                       California (Berkley).
from Fund performance was PDL BIOPHARMA.
PDL BioPharma slumped after reporting                                                     Assisted by the Basic Value, Diversified
disappointing first quarter results.                                                      Dividend, Energy/Gold/Utilities, Global
Consequently, we sold the stock.                                                          Health Care, Leisure and Technology Teams.

   Although energy and financial services
stocks generally performed well during the fiscal year, our stock selections within these sectors under-performed the S&P 500
Index. Detractors from Fund performance
included MARSH & MCLENNAN and MURPHY OIL.
Marsh &

AIM Multi-Sector Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      the expenses that you paid over the             THE HYPOTHETICAL ACCOUNT VALUES AND
                                             period. Simply divide your account value     EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur      by $1,000 (for example, an $8,600 account    ACTUAL ENDING ACCOUNT BALANCE OR EXPENSES
two types of costs: (1) transaction costs,   value divided by $1,000 = 8.6), then         YOU PAID FOR THE PERIOD. YOU MAY USE THIS
which may include sales charges (loads) on   multiply the result by the number in the     INFORMATION TO COMPARE THE ONGOING COSTS
purchase payments or contingent deferred     table under the heading entitled "Actual     OF INVESTING IN THE FUND AND OTHER FUNDS.
sales charges on redemptions; and            Expenses Paid During Period" to estimate     TO DO SO, COMPARE THIS 5% HYPOTHETICAL
redemption fees, if any; and (2) ongoing     the expenses you paid on your account        EXAMPLE WITH THE 5% HYPOTHETICAL EXAMPLES
costs, including management fees;            during this period.                          THAT APPEAR IN THE SHAREHOLDER REPORTS OF
distribution and/or service fees (12b-1);                                                 THE OTHER FUNDS.
and other Fund expenses. This example is     HYPOTHETICAL EXAMPLE FOR COMPARISON
intended to help you understand your         PURPOSES                                        Please note that the expenses shown in
ongoing costs (in dollars) of investing in                                                the table are meant to highlight your
the Fund and to compare these costs with     The table below also provides information    ongoing costs only and do not reflect any
ongoing costs of investing in other mutual   about hypothetical account values and        transactional costs, such as sales charges
funds. The example is based on an            hypothetical expenses based on the Fund's    (loads) on purchase payments, contingent
investment of $1,000 invested at the         actual expense ratio and an assumed rate     deferred sales charges on redemptions, and
beginning of the period and held for the     of return of 5% per year before expenses,    redemption fees, if any. Therefore, the
entire period March 1, 2006, through         which is not the Fund's actual return. The   hypothetical information is useful in
August 31, 2006.                             Fund's actual cumulative total returns at    comparing ongoing costs only, and will not
                                             net asset value after expenses for the six   help you determine the relative total
ACTUAL EXPENSES                              months ended August 31, 2006, appear in      costs of owning different funds. In
                                             the table "Cumulative Total Returns" on      addition, if these transactional costs
The table below provides information about   page 9.                                      were included, your costs would have been
actual account values and actual expenses.                                                higher.
You may use the information in this table,
together with the amount you invested, to
estimate

====================================================================================================================================
                                                    ACTUAL                          HYPOTHETICAL
                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING              ENDING               EXPENSES        ENDING             EXPENSES          ANNUALIZED
SHARE           ACCOUNT VALUE        ACCOUNT VALUE          PAID DURING    ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS             (3/1/06)           (8/31/06)(1)            PERIOD(2)       (8/31/06)           PERIOD(2)           RATIO
  A               $1,000.00            $1,002.00              $ 6.61         $1,018.60            $ 6.67              1.31%
  B                1,000.00               998.00               10.37          1,014.82             10.46              2.06
  C                1,000.00               998.00               10.37          1,014.82             10.46              2.06

(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2006, through August 31,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended August 31, 2006, appear in the table "Cumulative Total Returns" on page 9.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
====================================================================================================================================

AIM Multi-Sector Fund

YOUR FUND'S LONG-TERM PERFORMANCE

====================================================================================================================================
RESULTS OF A $10,000 INVESTMENT
Index data from 8/31/02, Fund data from 9/3/02

                                                          [MOUNTAIN CHART]


DATE      AIM MULTI-SECTOR FUND     AIM MULTI-SECTOR FUND     AIM MULTI-SECTOR FUND     S&P 500   LIPPER MULTI-CAP CORE
             CLASS A SHARES            CLASS B SHARES             CLASS C SHARES         INDEX        FUNDS INDEX
8/31/02                                                                                  $10000         $10000
   9/02          $ 9160                    $ 9687                    $ 9687                8914           9080
  10/02            9727                     10281                     10281                9698           9655
  11/02           10155                     10728                     10728               10268          10243
  12/02            9701                     10247                     10247                9665           9655
   1/03            9657                     10194                     10194                9413           9492
   2/03            9563                     10087                     10087                9271           9328
   3/03            9638                     10167                     10167                9361           9358
   4/03           10274                     10827                     10827               10132          10086
   5/03           11093                     11686                     11673               10665          10768
   6/03           11143                     11733                     11727               10801          10929
   7/03           11281                     11867                     11854               10992          11140
   8/03           11533                     12127                     12113               11206          11482
   9/03           11300                     11867                     11860               11087          11330
  10/03           11917                     12507                     12500               11714          12004
  11/03           12087                     12681                     12674               11817          12192
  12/03           12665                     13279                     13272               12436          12678
   1/04           12998                     13618                     13611               12664          12976
   2/04           13246                     13867                     13867               12840          13177
   3/04           13128                     13742                     13735               12647          13028
   4/04           12828                     13418                     13411               12448          12753
   5/04           12887                     13473                     13473               12619          12906
   6/04           13245                     13839                     13832               12864          13192
   7/04           12691                     13253                     13246               12438          12651
   8/04           12633                     13184                     13184               12488          12642
   9/04           13167                     13736                     13729               12624          12912
  10/04           13422                     13991                     13992               12816          13107
  11/04           14106                     14695                     14688               13335          13765
  12/04           14511                     15110                     15104               13788          14249
   1/05           14229                     14812                     14806               13452          13924
   2/05           14898                     15499                     15495               13735          14206
   3/05           14536                     15116                     15112               13492          13983
   4/05           14202                     14755                     14757               13237          13602
   5/05           14891                     15471                     15467               13657          14159
   6/05           15226                     15805                     15801               13677          14315
   7/05           15922                     16521                     16517               14185          14922
   8/05           16168                     16762                     16758               14056          14854
   9/05           16262                     16854                     16850               14170          14987
  10/05           15895                     16457                     16461               13933          14677
  11/05           16530                     17108                     17106               14460          15242
  12/05           16787                     17365                     17363               14465          15420
   1/06           17708                     18304                     18304               14848          15993
   2/06           17388                     17964                     17963               14888          15929
   3/06           17640                     18210                     18209               15073          16284
   4/06           18090                     18665                     18665               15276          16486
   5/06           17400                     17943                     17941               14837          15915
   6/06           17393                     17928                     17926               14856          15868
   7/06           17230                     17740                     17738               14948          15678
   8/06           17430                     17629                     17922               15303          16049

====================================================================================================================================
                                                                                                                 SOURCE: LIPPER INC.

Past performance cannot guarantee
comparable future results.

   The data shown in the chart include
reinvested distributions, applicable sales charges, Fund expenses and management fees. Results for Class B shares are calculated as if a hypothetical shareholder had liquidated his entire investment in the Fund at the close of the reporting period and paid the applicable contingent deferred sales charges. Index results include reinvested dividends, but they do not reflect sales charges.
Performance of an index of funds reflects fund expenses and management fees;
performance of a market index does not.
Performance shown in the chart and
table(s) does not reflect deduction of
taxes a shareholder would pay on Fund
distributions or sale of Fund shares.
Performance of the indexes does not
reflect the effects of taxes.

AIM Multi-Sector Fund

==========================================   ==========================================   ==========================================

       AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                   CUMULATIVE TOTAL RETURNS

As of 8/31/06, including applicable sales    As of 6/30/06, the most recent calendar      6 months ended 8/31/06, excluding
charges                                      quarter-end, including applicable sales      applicable sales charges
                                             charges
CLASS A SHARES                                                                            Class A Shares                       0.20%
Inception (9/3/02)                  14.93%   CLASS A SHARES                               Class B Shares                      -0.20
1 Year                               1.80    Inception (9/3/02)                  15.60%   Class C Shares                      -0.20
                                             1 Year                               7.98
CLASS B SHARES                                                                            ==========================================
Inception (9/3/02)                  15.26%   CLASS B SHARES
1 Year                               1.97    Inception (9/3/02)                  15.99%
                                             1 Year                               8.45
CLASS C SHARES
Inception (9/3/02)                  15.74%   CLASS C SHARES
1 Year                               5.97    Inception (9/3/02)                  16.49%
                                             1 Year                              12.46

==========================================   ==========================================

THE PERFORMANCE DATA QUOTED REPRESENT PAST      CLASS A SHARE PERFORMANCE REFLECTS THE       HAD THE ADVISOR NOT WAIVED FEES AND/OR
PERFORMANCE AND CANNOT GUARANTEE             MAXIMUM 5.50% SALES CHARGE, AND CLASS B      REIMBURSED EXPENSES, PERFORMANCE WOULD
COMPARABLE FUTURE RESULTS; CURRENT           AND CLASS C SHARE PERFORMANCE REFLECTS THE   HAVE BEEN LOWER.
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   APPLICABLE CONTINGENT DEFERRED SALES
VISIT AIMINVESTMENTS.COM FOR THE MOST        CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
RECENT MONTH-END PERFORMANCE. PERFORMANCE    CDSC ON CLASS B SHARES DECLINES FROM 5%
FIGURES REFLECT REINVESTED                   BEGINNING AT THE TIME OF PURCHASE TO 0% AT
DISTRIBUTIONS, CHANGES IN NET ASSET VALUE    THE BEGINNING OF THE SEVENTH YEAR. THE
AND THE EFFECT OF THE MAXIMUM SALES CHARGE   CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
UNLESS OTHERWISE STATED. INVESTMENT RETURN   YEAR AFTER PURCHASE.
AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL       THE PERFORMANCE OF THE FUND'S SHARE
SHARES.                                      CLASSES WILL DIFFER PRIMARILY DUE TO
                                             DIFFERENT SALES CHARGE STRUCTURES AND
                                             CLASS EXPENSES.





Continued from inside front cover


A description of the policies and
procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client
Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM
Funds Proxy Policy. The information is
also available on the SEC Web
site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June
30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity.
Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

AIM Multi-Sector Fund


APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Counselor       o The quality of services to be provided     o Overall performance of AIM. The Board
Series Trust (the "Board") oversees the      by AIM. The Board reviewed the credentials   considered the overall performance of AIM
management of AIM Multi-Sector Fund (the     and experience of the officers and           in providing investment advisory and
"Fund") and, as required by law,             employees of AIM who will provide            portfolio administrative services to the
determines annually whether to approve the   investment advisory services to the Fund.    Fund and concluded that such performance
continuance of the Fund's advisory           In reviewing the qualifications of AIM to    was satisfactory.
agreement with A I M Advisors, Inc.          provide investment advisory services, the
("AIM"). Based upon the recommendation of    Board considered such issues as AIM's        o Fees relative to those of clients of AIM
the Investments Committee of the Board, at   portfolio and product review process,        with comparable investment strategies. The
a meeting held on June 27, 2006, the         various back office support functions        Board reviewed the effective advisory fee
Board, including all of the independent      provided by AIM and AIM's equity and fixed   rate (before waivers) for the Fund under
trustees, approved the continuance of the    income trading operations. Based on the      the Advisory Agreement. The Board noted
advisory agreement (the "Advisory            review of these and other factors, the       that this rate was (i) above the effective
Agreement") between the Fund and AIM for     Board concluded that the quality of          advisory fee rate (before waivers) for one
another year, effective July 1, 2006.        services to be provided by AIM was           mutual fund advised by AIM with investment
                                             appropriate and that AIM currently is        strategies comparable to those of the
   The Board considered the factors          providing satisfactory services in           Fund; and (ii) comparable to the effective
discussed below in evaluating the fairness   accordance with the terms of the Advisory    advisory fee rate (before waivers) for one
and reasonableness of the Advisory           Agreement.                                   variable insurance fund advised by AIM and
Agreement at the meeting on June 27, 2006                                                 offered to insurance company separate
and as part of the Board's ongoing           o The performance of the Fund relative to    accounts with investment strategies
oversight of the Fund. In their              comparable funds. The Board reviewed the     comparable to those of the Fund. The Board
deliberations, the Board and the             performance of the Fund during the past      noted that AIM has agreed to waive
independent trustees did not identify any    one and three calendar years against the     advisory fees of the Fund and to limit the
particular factor that was controlling,      performance of funds advised by other        Fund's total operating expenses, as
and each trustee attributed different        advisors with investment strategies          discussed below. Based on this review, the
weights to the various factors.              comparable to those of the Fund. The Board   Board concluded that the advisory fee rate
                                             noted that the Fund's performance in such    for the Fund under the Advisory Agreement
   One responsibility of the independent     periods was above the median performance     was fair and reasonable.
Senior Officer of the Fund is to manage      of such comparable funds. The Board also
the process by which the Fund's proposed     noted that AIM began serving as investment   o Fees relative to those of comparable
management fees are negotiated to ensure     advisor to the Fund in November 2003.        funds with other advisors. The Board
that they are negotiated in a manner which   Based on this review and after taking        reviewed the advisory fee rate for the
is at arms' length and reasonable. To that   account of all of the other factors that     Fund under the Advisory Agreement. The
end, the Senior Officer must either          the Board considered in determining          Board compared effective contractual
supervise a competitive bidding process or   whether to continue the Advisory Agreement   advisory fee rates at a common asset level
prepare an independent written evaluation.   for the Fund, the Board concluded that no    at the end of the past calendar year and
The Senior Officer has recommended an        changes should be made to the Fund and       noted that the Fund's rate was below the
independent written evaluation in lieu of    that it was not necessary to change the      median rate of the funds advised by other
a competitive bidding process and, upon      Fund's portfolio management team at this     advisors with investment strategies
the direction of the Board, has prepared     time. Although the independent written       comparable to those of the Fund that the
such an independent written evaluation.      evaluation of the Fund's Senior Officer      Board reviewed. The Board noted that AIM
Such written evaluation also considered      (discussed below) only considered Fund       has agreed to waive advisory fees of the
certain of the factors discussed below. In   performance through the most recent          Fund and to limit the Fund's total
addition, as discussed below, the Senior     calendar year, the Board also reviewed       operating expenses, as discussed below.
Officer made a recommendation to the Board   more recent Fund performance, which did      Based on this review, the Board concluded
in connection with such written              not change their conclusions.                that the advisory fee rate for the Fund
evaluation.                                                                               under the Advisory Agreement was fair and
                                             o The performance of the Fund relative to    reasonable.
   The discussion below serves as a          indices. The Board reviewed the
summary of the Senior Officer's              performance of the Fund during the past      o Expense limitations and fee waivers. The
independent written evaluation and           one and three calendar years against the     Board noted that AIM has contractually
recommendation to the Board in connection    performance of the Lipper Multi-Cap Core     agreed to waive advisory fees of the Fund
therewith, as well as a discussion of the    Funds Index. The Board noted that the        through December 31, 2009 to the extent
material factors and the conclusions with    Fund's performance in such periods was       necessary so that the advisory fees
respect thereto that formed the basis for    above the performance of such Index. The     payable by the Fund do not exceed a
the Board's approval of the Advisory         Board also noted that AIM began serving as   specified maximum advisory fee rate, which
Agreement. After consideration of all of     investment advisor to the Fund in November   maximum rate includes breakpoints and is
the factors below and based on its           2003. Based on this review and after         based on net asset levels. The Board
informed business judgment, the Board        taking account of all of the other factors   considered the contractual nature of this
determined that the Advisory Agreement is    that the Board considered in determining     fee waiver and noted that it remains in
in the best interests of the Fund and its    whether to continue the Advisory Agreement   effect until December 31, 2009. The Board
shareholders and that the compensation to    for the Fund, the Board concluded that no    noted that AIM has contractually agreed to
AIM under the Advisory Agreement is fair     changes should be made to the Fund and       waive fees and/or limit expenses of the
and reasonable and would have been           that it was not necessary to change the      Fund through August 31, 2006 in an amount
obtained through arm's length                Fund's portfolio management team at this     necessary to limit total annual operating
negotiations.                                time. Although the independent written       expenses to a specified percentage of
                                             evaluation of the Fund's Senior Officer      average daily net assets for each class of
   Unless otherwise stated, information      (discussed below) only considered Fund       the Fund. The Board considered the
presented below is as of June 27, 2006 and   performance through the most recent          contractual nature of this fee
does not reflect any changes that may have   calendar year, the Board also reviewed       waiver/expense limitation and noted that
occurred since June 27, 2006, including      more recent Fund performance, which did      it remains in effect until August 31,
but not limited to changes to the Fund's     not change their conclusions.                2006. The Board considered the effect
performance, advisory fees, expense                                                       these fee waivers/expense limitations
limitations and/or fee waivers.              o Meetings with the Fund's portfolio         would have on the Fund's estimated
                                             managers and investment personnel. With      expenses and concluded that the levels of
o The nature and extent of the advisory      respect to the Fund, the Board is meeting    fee waivers/expense limitations for the
services to be provided by AIM. The Board    periodically with such Fund's portfolio      Fund were fair and reasonable.
reviewed the services to be provided by      managers and/or other investment personnel
AIM under the Advisory Agreement. Based on   and believes that such individuals are       o Breakpoints and economies of scale. The
such review, the Board concluded that the    competent and able to continue to carry      Board reviewed the structure of the Fund's
range of services to be provided by AIM      out their responsibilities under the         advisory fee under the Advisory Agreement,
under the Advisory Agreement was             Advisory Agreement.                          noting that it does not include any
appropriate and that AIM currently is                                                     breakpoints. The Board considered whether
providing services in accordance with the                                                 it
terms of the Advisory Agreement.

                                                                                                                         (continued)

AIM Multi-Sector Fund


would be appropriate to add advisory fee     the Board that the Board consider whether    o Other factors and current trends. The
breakpoints for the Fund or whether, due     the advisory fee waivers for certain         Board considered the steps that AIM and
to the nature of the Fund and the advisory   equity AIM Funds, including the Fund,        its affiliates have taken over the last
fee structures of comparable funds, it was   should be simplified. The Board concluded    several years, and continue to take, in
reasonable to structure the advisory fee     that it would be advisable to consider       order to improve the quality and
without breakpoints. Based on this review,   this issue and reach a decision prior to     efficiency of the services they provide to
the Board concluded that it was not          the expiration date of such advisory fee     the Funds in the areas of investment
necessary to add advisory fee breakpoints    waivers.                                     performance, product line diversification,
to the Fund's advisory fee schedule. The                                                  distribution, fund operations, shareholder
Board reviewed the level of the Fund's       o Profitability of AIM and its affiliates.   services and compliance. The Board
advisory fees, and noted that such fees,     The Board reviewed information concerning    concluded that these steps taken by AIM
as a percentage of the Fund's net assets,    the profitability of AIM's (and its          have improved, and are likely to continue
would remain constant under the Advisory     affiliates') investment advisory and other   to improve, the quality and efficiency of
Agreement because the Advisory Agreement     activities and its financial condition.      the services AIM and its affiliates
does not include any breakpoints. The        The Board considered the overall             provide to the Fund in each of these
Board noted that AIM has contractually       profitability of AIM, as well as the         areas, and support the Board's approval of
agreed to waive advisory fees of the Fund    profitability of AIM in connection with      the continuance of the Advisory Agreement
through December 31, 2009 to the extent      managing the Fund. The Board noted that      for the Fund.
necessary so that the advisory fees          AIM's operations remain profitable,
payable by the Fund do not exceed a          although increased expenses in recent
specified maximum advisory fee rate, which   years have reduced AIM's profitability.
maximum rate includes breakpoints and is     Based on the review of the profitability
based on net asset levels. The Board         of AIM's and its affiliates' investment
concluded that the Fund's fee levels under   advisory and other activities and its
the Advisory Agreement therefore would not   financial condition, the Board concluded
reflect economies of scale, although the     that the compensation to be paid by the
advisory fee waiver reflects economies of    Fund to AIM under its Advisory Agreement
scale.                                       was not excessive.

o Investments in affiliated money market     o Benefits of soft dollars to AIM. The
funds. The Board also took into account      Board considered the benefits realized by
the fact that uninvested cash and cash       AIM as a result of brokerage transactions
collateral from securities lending           executed through "soft dollar"
arrangements, if any (collectively, "cash    arrangements. Under these arrangements,
balances") of the Fund may be invested in    brokerage commissions paid by the Fund
money market funds advised by AIM pursuant   and/or other funds advised by AIM are used
to the terms of an SEC exemptive order.      to pay for research and execution
The Board found that the Fund may realize    services. This research may be used by AIM
certain benefits upon investing cash         in making investment decisions for the
balances in AIM advised money market         Fund. The Board concluded that such
funds, including a higher net return,        arrangements were appropriate.
increased liquidity, increased
diversification or decreased transaction     o AIM's financial soundness in light of
costs. The Board also found that the Fund    the Fund's needs. The Board considered
will not receive reduced services if it      whether AIM is financially sound and has
invests its cash balances in such money      the resources necessary to perform its
market funds. The Board noted that, to the   obligations under the Advisory Agreement,
extent the Fund invests uninvested cash in   and concluded that AIM has the financial
affiliated money market funds, AIM has       resources necessary to fulfill its
voluntarily agreed to waive a portion of     obligations under the Advisory Agreement.
the advisory fees it receives from the
Fund attributable to such investment. The    o Historical relationship between the Fund
Board further determined that the proposed   and AIM. In determining whether to
securities lending program and related       continue the Advisory Agreement for the
procedures with respect to the lending       Fund, the Board also considered the prior
Fund is in the best interests of the         relationship between AIM and the Fund, as
lending Fund and its respective              well as the Board's knowledge of AIM's
shareholders. The Board therefore            operations, and concluded that it was
concluded that the investment of cash        beneficial to maintain the current
collateral received in connection with the   relationship, in part, because of such
securities lending program in the money      knowledge. The Board also reviewed the
market funds according to the procedures     general nature of the non-investment
is in the best interests of the lending      advisory services currently performed by
Fund and its respective shareholders.        AIM and its affiliates, such as
                                             administrative, transfer agency and
o Independent written evaluation and         distribution services, and the fees
recommendations of the Fund's Senior         received by AIM and its affiliates for
Officer. The Board noted that, upon their    performing such services. In addition to
direction, the Senior Officer of the Fund,   reviewing such services, the trustees also
who is independent of AIM and AIM's          considered the organizational structure
affiliates, had prepared an independent      employed by AIM and its affiliates to
written evaluation in order to assist the    provide those services. Based on the
Board in determining the reasonableness of   review of these and other factors, the
the proposed management fees of the AIM      Board concluded that AIM and its
Funds, including the Fund. The Board noted   affiliates were qualified to continue to
that the Senior Officer's written            provide non-investment advisory services
evaluation had been relied upon by the       to the Fund, including administrative,
Board in this regard in lieu of a            transfer agency and distribution services,
competitive bidding process. In              and that AIM and its affiliates currently
determining whether to continue the          are providing satisfactory non-investment
Advisory Agreement for the Fund, the Board   advisory services.
considered the Senior Officer's written
evaluation and the recommendation made by
the Senior Officer to

Supplement to Annual Report dated 8/31/06

AIM MULTI-SECTOR FUND

                                             ==========================================
Institutional Class Shares                                                                   PLEASE NOTE THAT PAST PERFORMANCE IS
                                             AVERAGE ANNUAL TOTAL RETURNS                 NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been           For periods ended 8/31/06                    RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class                                                   THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     Inception (5/3/04)                  13.96%   REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings. Institutional    1 Year                               8.27    INVESTMENT RETURN AND PRINCIPAL VALUE WILL
Class shares are offered exclusively to      6 Months*                            0.47    FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
institutional investors, including defined                                                MAY BE WORTH MORE OR LESS THAN THEIR
contribution plans that meet certain         ==========================================   ORIGINAL COST. SEE FULL REPORT FOR
criteria.                                                                                 INFORMATION ON COMPARATIVE BENCHMARKS.
                                             AVERAGE ANNUAL TOTAL RETURNS                 PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             For periods ended 6/30/06, most recent       MORE INFORMATION. FOR THE MOST CURRENT
                                             calendar quarter-end                         MONTH-END PERFORMANCE, PLEASE CALL
                                                                                          800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             Inception (5/3/04)                  15.00%
                                             1 Year                              14.77       HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                             6 Months*                            3.83    REIMBURSED EXPENSES, PERFORMANCE WOULD
                                                                                          HAVE BEEN LOWER.
                                             *Cumulative total return that has not been
                                             annualized

                                             ==========================================

                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET
                                             ASSET VALUE (NAV). PERFORMANCE OF
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES
                                             PRIMARILY DUE TO DIFFERING SALES CHARGES
                                             AND CLASS EXPENSES.



==========================================
NASDAQ SYMBOL                        IIMSX
==========================================


Over for information on your Fund's expenses.


================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com                I-MSE-INS-1            A I M Distributors,Inc.

Information about your Fund's expenses


CALCULATING YOUR ONGOING FUND EXPENSES

Example                                      divide your account value by $1,000 (for        The hypothetical account values and
                                             example, an $8,600 account value divided     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      by $1,000 = 8.6), then multiply the result   actual ending account balance or expenses
ongoing costs, including management fees     by the number in the table under the         you paid for the period. You may use this
and other Fund expenses. This example is     heading entitled "Actual Expenses Paid       information to compare the ongoing costs
intended to help you understand your         During Period" to estimate the expenses      of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   you paid on your account during this         To do so, compare this 5% hypothetical
the Fund and to compare these costs with     period.                                      example with the 5% hypothetical examples
ongoing costs of investing in other mutual                                                that appear in the shareholder reports of
funds. The example is based on an            Hypothetical example for                     the other funds.
investment of $1,000 invested at the         comparison purposes
beginning of the period and held for the                                                     Please note that the expenses shown in
entire period March 1, 2006, through         The table below also provides information    the table are meant to highlight your
August 31, 2006.                             about hypothetical account values and        ongoing costs only. Therefore, the
                                             hypothetical expenses based on the Fund's    hypothetical information is useful in
Actual expenses                              actual expense ratio and an assumed rate     comparing ongoing costs only, and will not
                                             of return of 5% per year before expenses,    help you determine the relative total
The table below provides information about   which is not the Fund's actual return. The   costs of owning different funds.
actual account values and actual expenses.   Fund's actual cumulative total return
You may use the information in this table,   after expenses for the six months ended
together with the amount you invested, to    August 31, 2006, appears in the table on
estimate the expenses that you paid over     the front of this supplement.
the period. Simply

====================================================================================================================================

                                                ACTUAL                                  HYPOTHETICAL
                                                                             (5% ANNUAL RETURN BEFORE EXPENSES)

                      BEGINNING           ENDING               EXPENSES          ENDING             EXPENSES         ANNUALIZED
    SHARE           ACCOUNT VALUE      ACCOUNT VALUE          PAID DURING     ACCOUNT VALUE        PAID DURING        EXPENSE
    CLASS              (3/1/06)        (8/31/06)(1)            PERIOD(2)        (8/31/06)           PERIOD(2)          RATIO
Institutional         $1,000.00          $1,004.70               $4.14          $1,021.07             $4.18            0.82%

(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2006, through August 31,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended August 31, 2006, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

====================================================================================================================================

AIMinvestments.com                I-MSE-INS-1            A I M Distributors,Inc.

AIM Multi-Sector Fund

SCHEDULE OF INVESTMENTS

August 31, 2006


                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-95.22%

ADVERTISING-2.65%

Omnicom Group Inc.                                123,565   $ 10,802,052
------------------------------------------------------------------------
WPP Group PLC (United Kingdom)                    294,452      3,588,357
========================================================================
                                                              14,390,409
========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.84%

Polo Ralph Lauren Corp.                            77,670      4,581,753
========================================================================

APPLICATION SOFTWARE-3.00%

Adobe Systems Inc.(a)                             170,656      5,536,081
------------------------------------------------------------------------
Amdocs Ltd.(a)                                    146,032      5,541,914
------------------------------------------------------------------------
Citrix Systems, Inc.(a)                           168,989      5,184,582
========================================================================
                                                              16,262,577
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-2.13%

Bank of New York Co., Inc. (The)                  135,400      4,569,750
------------------------------------------------------------------------
Federated Investors, Inc.-Class B                 153,047      5,124,013
------------------------------------------------------------------------
State Street Corp.                                 30,400      1,878,720
========================================================================
                                                              11,572,483
========================================================================

BIOTECHNOLOGY-3.03%

Amgen Inc.(a)                                      68,676      4,665,161
------------------------------------------------------------------------
Genzyme Corp.(a)                                   76,185      5,045,732
------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                           81,692      5,179,273
------------------------------------------------------------------------
United Therapeutics Corp.(a)                       28,569      1,559,582
========================================================================
                                                              16,449,748
========================================================================

BROADCASTING & CABLE TV-1.53%

Cablevision Systems Corp.-Class A                 182,073      4,238,659
------------------------------------------------------------------------
Comcast Corp.-Class A(a)                          116,369      4,072,915
========================================================================
                                                               8,311,574
========================================================================

CASINOS & GAMING-2.28%

Harrah's Entertainment, Inc.                      159,430      9,942,055
------------------------------------------------------------------------
International Game Technology                      62,596      2,421,213
========================================================================
                                                              12,363,268
========================================================================

COMMUNICATIONS EQUIPMENT-1.97%

Motorola, Inc.                                    254,500      5,950,210
------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                           226,165      4,722,325
========================================================================
                                                              10,672,535
========================================================================

COMPUTER HARDWARE-2.17%

Apple Computer, Inc.(a)                            77,992      5,291,757
------------------------------------------------------------------------
Hewlett-Packard Co.                               176,923      6,468,305
========================================================================
                                                              11,760,062
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


CONSUMER FINANCE-0.46%

Capital One Financial Corp.                        34,300   $  2,507,330
========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.93%

First Data Corp.                                  116,223      4,994,102
------------------------------------------------------------------------
VeriFone Holdings, Inc.(a)                        235,816      5,459,141
========================================================================
                                                              10,453,243
========================================================================

DISTILLERS & VINTNERS-0.69%

Diageo PLC (United Kingdom)                       209,100      3,722,775
========================================================================

DIVERSIFIED BANKS-1.14%

U.S. Bancorp                                       44,300      1,420,701
------------------------------------------------------------------------
Wachovia Corp.                                     39,400      2,152,422
------------------------------------------------------------------------
Wells Fargo & Co.                                  75,600      2,627,100
========================================================================
                                                               6,200,223
========================================================================

GAS UTILITIES-1.20%

Questar Corp.                                      75,000      6,490,500
========================================================================

HEALTH CARE EQUIPMENT-2.51%

Mentor Corp.                                      111,752      5,424,442
------------------------------------------------------------------------
Respironics, Inc.(a)                              117,805      4,348,183
------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                          61,495      2,239,033
------------------------------------------------------------------------
Wright Medical Group, Inc.(a)                      70,683      1,616,520
========================================================================
                                                              13,628,178
========================================================================

HEALTH CARE SERVICES-3.74%

DaVita, Inc.(a)                                    96,403      5,626,079
------------------------------------------------------------------------
Express Scripts, Inc.(a)                           69,137      5,813,039
------------------------------------------------------------------------
Medco Health Solutions, Inc.(a)                    88,682      5,619,778
------------------------------------------------------------------------
Omnicare, Inc.                                     71,316      3,231,328
========================================================================
                                                              20,290,224
========================================================================

HOME IMPROVEMENT RETAIL-0.54%

Home Depot, Inc. (The)                             85,728      2,939,613
========================================================================

HOTELS, RESORTS & CRUISE LINES-4.81%

Accor S.A. (France)                                48,277      3,089,411
------------------------------------------------------------------------
Carnival Corp.(b)                                  98,206      4,114,831
------------------------------------------------------------------------
Hilton Hotels Corp.                               225,719      5,749,063
------------------------------------------------------------------------
InterContinental Hotels Group PLC (United
  Kingdom)(c)                                     218,367      3,823,707
------------------------------------------------------------------------

AIM Multi-Sector Fund


                                                 SHARES        VALUE
------------------------------------------------------------------------
HOTELS, RESORTS & CRUISE LINES-(CONTINUED)

Marriott International, Inc.-Class A              102,065   $  3,843,768
------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.         102,156      5,440,829
========================================================================
                                                              26,061,609
========================================================================

INSURANCE BROKERS-0.95%

Marsh & McLennan Cos., Inc.                       197,400      5,163,984
========================================================================

INTEGRATED OIL & GAS-4.25%

Chevron Corp.                                      74,000      4,765,600
------------------------------------------------------------------------
Exxon Mobil Corp.                                  35,000      2,368,450
------------------------------------------------------------------------
Marathon Oil Corp.                                 70,000      5,845,000
------------------------------------------------------------------------
Murphy Oil Corp.                                  102,000      4,988,820
------------------------------------------------------------------------
Occidental Petroleum Corp.                        100,000      5,099,000
========================================================================
                                                              23,066,870
========================================================================

INTERNET SOFTWARE & SERVICES-3.16%

Akamai Technologies, Inc.(a)                       93,028      3,646,698
------------------------------------------------------------------------
Digital River, Inc.(a)                             89,357      4,337,389
------------------------------------------------------------------------
Google Inc.-Class A(a)                             13,992      5,296,392
------------------------------------------------------------------------
Yahoo! Inc.(a)                                    133,164      3,837,786
========================================================================
                                                              17,118,265
========================================================================

INVESTMENT BANKING & BROKERAGE-1.57%

Merrill Lynch & Co., Inc.                          61,000      4,485,330
------------------------------------------------------------------------
Morgan Stanley                                     61,200      4,026,348
========================================================================
                                                               8,511,678
========================================================================

IT CONSULTING & OTHER SERVICES-1.65%

Accenture Ltd.-Class A                            186,642      5,535,802
------------------------------------------------------------------------
Cognizant Technology Solutions Corp.-Class
  A(a)                                             48,533      3,392,942
========================================================================
                                                               8,928,744
========================================================================

LIFE SCIENCES TOOLS & SERVICES-1.36%

Invitrogen Corp.(a)                                30,108      1,832,072
------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.           68,200      2,599,784
------------------------------------------------------------------------
Thermo Electron Corp.(a)                           74,904      2,936,237
========================================================================
                                                               7,368,093
========================================================================

MANAGED HEALTH CARE-1.67%

Aetna Inc.                                        118,206      4,405,538
------------------------------------------------------------------------
UnitedHealth Group Inc.                            89,221      4,635,031
========================================================================
                                                               9,040,569
========================================================================

MOVIES & ENTERTAINMENT-3.41%

News Corp.-Class A                                503,261      9,577,057
------------------------------------------------------------------------
Time Warner Inc.                                  243,670      4,049,795
------------------------------------------------------------------------
Walt Disney Co. (The)                             163,850      4,858,153
========================================================================
                                                              18,485,005
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


MULTI-LINE INSURANCE-0.55%

Hartford Financial Services Group, Inc. (The)      34,600   $  2,970,756
========================================================================

MULTI-SECTOR HOLDINGS-1.17%

Groupe Bruxelles Lambert S.A. (Belgium)(c)         60,472      6,352,824
========================================================================

OIL & GAS DRILLING-1.94%

Hercules Offshore, Inc.(a)                        170,000      5,426,400
------------------------------------------------------------------------
Transocean Inc.(a)                                 76,000      5,073,000
========================================================================
                                                              10,499,400
========================================================================

OIL & GAS EQUIPMENT & SERVICES-3.15%

Cameron International Corp.(a)                    120,000      5,749,200
------------------------------------------------------------------------
National-Oilwell Varco Inc.(a)                     90,000      5,877,000
------------------------------------------------------------------------
Weatherford International Ltd.(a)                 127,000      5,461,000
========================================================================
                                                              17,087,200
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-5.76%

Apache Corp.                                       70,000      4,569,600
------------------------------------------------------------------------
Bill Barrett Corp.(a)                             190,000      5,494,800
------------------------------------------------------------------------
Cheniere Energy, Inc.(a)                          130,000      4,277,000
------------------------------------------------------------------------
Plains Exploration & Production Co.(a)            140,000      6,161,400
------------------------------------------------------------------------
Southwestern Energy Co.(a)                        148,000      5,083,800
------------------------------------------------------------------------
Talisman Energy Inc. (Canada)                     320,000      5,625,600
========================================================================
                                                              31,212,200
========================================================================

OIL & GAS REFINING & MARKETING-0.85%

Valero Energy Corp.                                80,000      4,592,000
========================================================================

OIL & GAS STORAGE & TRANSPORTATION-2.84%

Kinder Morgan, Inc.                                91,000      9,496,760
------------------------------------------------------------------------
Williams Cos., Inc. (The)                         240,000      5,911,200
========================================================================
                                                              15,407,960
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.29%

Bank of America Corp.                             106,282      5,470,335
------------------------------------------------------------------------
Citigroup Inc.                                    131,700      6,499,395
------------------------------------------------------------------------
JPMorgan Chase & Co.                              128,376      5,861,648
========================================================================
                                                              17,831,378
========================================================================

PHARMACEUTICALS-5.63%

Allergan, Inc.                                     44,895      5,143,171
------------------------------------------------------------------------
Johnson & Johnson                                  70,308      4,546,115
------------------------------------------------------------------------
Novartis A.G.-ADR (Switzerland)                    88,831      5,074,027
------------------------------------------------------------------------
Pfizer Inc.                                       196,276      5,409,366
------------------------------------------------------------------------
Roche Holding A.G. (Switzerland)                   29,552      5,448,004
------------------------------------------------------------------------

AIM Multi-Sector Fund


                                                 SHARES        VALUE
------------------------------------------------------------------------
PHARMACEUTICALS-(CONTINUED)

Sanofi-Aventis-ADR (France)                        66,100   $  2,971,195
------------------------------------------------------------------------
Sepracor Inc.(a)                                   40,879      1,921,722
========================================================================
                                                              30,513,600
========================================================================

PROPERTY & CASUALTY INSURANCE-2.52%

ACE Ltd.                                           92,600      4,987,436
------------------------------------------------------------------------
MBIA Inc.                                          86,400      5,324,832
------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                75,800      3,327,620
========================================================================
                                                              13,639,888
========================================================================

REGIONAL BANKS-2.59%

Cullen/Frost Bankers, Inc.                         31,300      1,845,448
------------------------------------------------------------------------
Fifth Third Bancorp                               141,200      5,554,808
------------------------------------------------------------------------
North Fork Bancorp., Inc.                          89,700      2,461,368
------------------------------------------------------------------------
SunTrust Banks, Inc.                               39,200      2,994,880
------------------------------------------------------------------------
Zions Bancorp                                      14,700      1,161,153
========================================================================
                                                              14,017,657
========================================================================

SEMICONDUCTORS-3.24%

Freescale Semiconductor Inc.-Class B(a)           173,162      5,352,438
------------------------------------------------------------------------
Intel Corp.                                       284,130      5,551,900
------------------------------------------------------------------------
Microchip Technology Inc.                          95,540      3,263,646
------------------------------------------------------------------------
Silicon-On-Insulator Technologies (France)(a)     111,368      3,397,190
========================================================================
                                                              17,565,174
========================================================================

SPECIALIZED CONSUMER SERVICES-0.75%

H&R Block, Inc.                                   193,800      4,075,614
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


SPECIALTY STORES-0.54%

PetSmart, Inc.                                    117,440   $  2,947,744
========================================================================

SYSTEMS SOFTWARE-1.90%

Oracle Corp.(a)                                   326,821      5,114,749
------------------------------------------------------------------------
Red Hat, Inc.(a)                                  224,129      5,208,758
========================================================================
                                                              10,323,507
========================================================================

THRIFTS & MORTGAGE FINANCE-2.84%

Fannie Mae                                        124,300      6,544,395
------------------------------------------------------------------------
Freddie Mac                                        54,000      3,434,400
------------------------------------------------------------------------
Hudson City Bancorp, Inc.                         221,100      2,887,566
------------------------------------------------------------------------
PMI Group, Inc. (The)                              58,800      2,542,512
========================================================================
                                                              15,408,873
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.02%

America Movil S.A. de C.V.-Series L-ADR
  (Mexico)                                        148,001      5,521,917
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $477,008,531)                          516,309,004
========================================================================

MONEY MARKET FUNDS-4.95%

Liquid Assets Portfolio-Institutional
  Class(d)                                     13,412,206     13,412,206
------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)       13,412,206     13,412,206
========================================================================
    Total Money Market Funds (Cost
      $26,824,412)                                            26,824,412
========================================================================
TOTAL INVESTMENTS-100.17%
  (Cost $503,832,943)                                        543,133,416
========================================================================
OTHER ASSETS LESS LIABILITIES-(0.17)%                           (892,427)
========================================================================
NET ASSETS-100.00%                                          $542,240,989
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Each unit represents one common share and one trust share.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at August 31, 2006 was $10,176,531, which represented 1.88% of the Fund's Net Assets. See Note 1A.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Multi-Sector Fund

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, at value (cost $477,008,531)      $516,309,004
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $26,824,412)                             26,824,412
===========================================================
    Total investments (cost $503,832,943)       543,133,416
===========================================================
Foreign currencies, at value (cost $209,967)        208,030
-----------------------------------------------------------
Receivables for:
  Investments sold                                  237,264
-----------------------------------------------------------
  Fund shares sold                                2,760,562
-----------------------------------------------------------
  Dividends                                         626,490
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               11,386
-----------------------------------------------------------
Other assets                                         83,648
===========================================================
    Total assets                                547,060,796
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           3,913,133
-----------------------------------------------------------
  Fund shares reacquired                            464,357
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 16,317
-----------------------------------------------------------
Accrued distribution fees                           181,034
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            2,881
-----------------------------------------------------------
Accrued transfer agent fees                         141,109
-----------------------------------------------------------
Accrued operating expenses                          100,976
===========================================================
    Total liabilities                             4,819,807
===========================================================
Net assets applicable to shares outstanding    $542,240,989
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $496,758,169
-----------------------------------------------------------
Undistributed net investment income               1,509,552
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities, foreign currencies
  and option contracts                            4,671,466
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              39,301,802
===========================================================
                                               $542,240,989
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $311,492,055
___________________________________________________________
===========================================================
Class B                                        $ 73,997,279
___________________________________________________________
===========================================================
Class C                                        $ 69,604,283
___________________________________________________________
===========================================================
Institutional Class                            $ 87,147,372
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          12,201,584
___________________________________________________________
===========================================================
Class B                                           2,984,968
___________________________________________________________
===========================================================
Class C                                           2,808,997
___________________________________________________________
===========================================================
Institutional Class                               3,373,454
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      25.53
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $25.53 divided by
    94.50%)                                    $      27.02
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      24.79
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      24.78
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      25.83
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Multi-Sector Fund

STATEMENT OF OPERATIONS

For the year ended August 31, 2006

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $118,291)        $ 6,573,689
-------------------------------------------------------------------------
Dividends from affiliated money market funds                    1,103,850
=========================================================================
    Total investment income                                     7,677,539
=========================================================================

EXPENSES:

Advisory fees                                                   2,935,448
-------------------------------------------------------------------------
Administrative services fees                                      120,020
-------------------------------------------------------------------------
Custodian fees                                                     70,482
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         547,465
-------------------------------------------------------------------------
  Class B                                                         527,194
-------------------------------------------------------------------------
  Class C                                                         522,184
-------------------------------------------------------------------------
Transfer agent fees -- A, B and C                                 719,750
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                2,989
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          24,247
-------------------------------------------------------------------------
Other                                                             340,498
=========================================================================
    Total expenses                                              5,810,277
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                   (278,194)
=========================================================================
    Net expenses                                                5,532,083
=========================================================================
Net investment income                                           2,145,456
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities (includes net gains from securities
    sold to affiliates of $168,841)                             7,677,105
-------------------------------------------------------------------------
  Foreign currencies                                              (35,024)
-------------------------------------------------------------------------
  Option contracts written                                          1,081
=========================================================================
                                                                7,643,162
=========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        10,826,060
-------------------------------------------------------------------------
  Foreign currencies                                                  741
=========================================================================
                                                               10,826,801
=========================================================================
Net gain from investment securities, foreign currencies, and
  option contracts                                             18,469,963
=========================================================================
Net increase in net assets resulting from operations          $20,615,419
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Multi-Sector Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2006 and 2005

                                                                  2006           2005
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  2,145,456   $   (405,862)
-----------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and option contracts                              7,643,162      5,142,329
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           10,826,801     23,064,154
=========================================================================================
  Net increase in net assets resulting from operations          20,615,419     27,800,621
=========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                       (3,186,127)    (1,155,863)
-----------------------------------------------------------------------------------------
  Class B                                                         (821,953)      (349,728)
-----------------------------------------------------------------------------------------
  Class C                                                         (845,546)      (503,792)
-----------------------------------------------------------------------------------------
  Institutional Class                                           (1,117,667)      (427,762)
=========================================================================================
  Decrease in net assets resulting from distributions           (5,971,293)    (2,437,145)
=========================================================================================
Share transactions-net:
  Class A                                                      203,974,385     49,177,390
-----------------------------------------------------------------------------------------
  Class B                                                       47,352,800     10,356,674
-----------------------------------------------------------------------------------------
  Class C                                                       37,876,401      9,037,080
-----------------------------------------------------------------------------------------
  Institutional Class                                           38,110,541     33,090,929
=========================================================================================
  Net increase in net assets resulting from share
    transactions                                               327,314,127    101,662,073
=========================================================================================
  Net increase in net assets                                   341,958,253    127,025,549
=========================================================================================

NET ASSETS:

  Beginning of year                                            200,282,736     73,257,187
=========================================================================================
  End of year (including undistributed net investment income
    (loss) of $1,509,552 and $(600,879), respectively)        $542,240,989   $200,282,736
_________________________________________________________________________________________
=========================================================================================

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Multi-Sector Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to seek capital growth.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

AIM Multi-Sector Fund


       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

AIM Multi-Sector Fund

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

K. COVERED CALL OPTIONS -- The Fund may write call options, including options on futures. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

       An option on a futures contract gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying futures contract on the exercise date. The value of a futures contract fluctuates with changes in the market values of the securities underlying the futures contract. In writing futures contract options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of underlying portfolio securities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L. PUT OPTIONS PURCHASED -- The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

M. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM Multi-Sector Fund

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee at the annual rate of 0.75% of the Fund's average daily net assets. Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.695%
--------------------------------------------------------------------
Next $250 million                                             0.67%
--------------------------------------------------------------------
Next $500 million                                             0.645%
--------------------------------------------------------------------
Next $1.5 billion                                             0.62%
--------------------------------------------------------------------
Next $2.5 billion                                             0.595%
--------------------------------------------------------------------
Next $2.5 billion                                             0.57%
--------------------------------------------------------------------
Next $2.5 billion                                             0.545%
--------------------------------------------------------------------
Over $10 billion                                              0.52%
 ___________________________________________________________________
====================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Institutional Class shares to 1.90%, 2.65%, 2.65% and 1.65% of average daily net assets, respectively, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended August 31, 2006, AIM waived advisory fees of $255,636.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $1,917.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2006, AIM was paid $120,020.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended August 31, 2006, the Fund paid AIS $719,750 for Class A, Class B and Class C share classes and $2,989 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended August 31, 2006, the Class A, Class B and Class C shares paid $547,465, $527,194 and $522,184, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are

AIM Multi-Sector Fund

deducted from redemption proceeds prior to remittance to the shareholder. During the year ended August 31, 2006, ADI advised the Fund that it retained $293,781 in front-end sales commissions from the sale of Class A shares and $2,943, $32,106 and $14,996 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the year ended August 31, 2006.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION        VALUE        DIVIDEND      REALIZED
FUND               08/31/05          AT COST          FROM SALES       (DEPRECIATION)     08/31/06        INCOME      GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $        --      $ 49,968,401      $ (36,556,195)        $   --        $13,412,206    $  105,428      $   --
---------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class            11,751,781       342,791,639       (341,131,214)            --        13,412,206        998,422          --
=================================================================================================================================
  Total           $11,751,781      $392,760,040      $(377,687,409)        $   --        $26,824,412    $1,103,850      $   --
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended August 31, 2006, the Fund engaged in securities sales of $6,867,348, which resulted in net realized gains of $168,841 and securities purchases of $9,395,975.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended August 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $20,641.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2006, the Fund paid legal fees of $4,683 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are

AIM Multi-Sector Fund

parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended August 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--OPTION CONTRACTS WRITTEN

                          TRANSACTIONS DURING THE PERIOD
-----------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS
                                                              ---------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
-----------------------------------------------------------------------------------
Beginning of period                                               --       $     --
-----------------------------------------------------------------------------------
Written                                                          699         89,738
-----------------------------------------------------------------------------------
Closed                                                          (142)       (33,829)
-----------------------------------------------------------------------------------
Exercised                                                       (521)       (51,635)
-----------------------------------------------------------------------------------
Expired                                                          (36)        (4,274)
===================================================================================
End of period                                                     --       $     --
___________________________________________________________________________________
===================================================================================

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years August 31, 2006 and 2005 was as follows:

                                                                 2006          2005
--------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                               $4,352,572    $1,993,816
--------------------------------------------------------------------------------------
Long-term capital gain                                         1,618,721       443,329
======================================================================================
  Total distributions                                         $5,971,293    $2,437,145
______________________________________________________________________________________
======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                                                                    2006
----------------------------------------------------------------------------
Undistributed ordinary income                                   $  2,605,978
----------------------------------------------------------------------------
Undistributed long-term gain                                       5,073,328
----------------------------------------------------------------------------
Unrealized appreciation-investments                               37,850,503
----------------------------------------------------------------------------
Temporary book/tax differences                                       (10,944)
----------------------------------------------------------------------------
Post-October currency loss deferral                                  (36,045)
----------------------------------------------------------------------------
Shares of beneficial interest                                    496,758,169
============================================================================
  Total net assets                                              $542,240,989
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the deferral of losses on wash sales and the recognition for tax purposes of unrealized gains on passive foreign investment companies. The tax-basis unrealized appreciation on investments amount includes appreciation on foreign currencies of $1,329.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund did not have a capital loss carryforward as of August 31, 2006.

AIM Multi-Sector Fund

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended August 31, 2006 was $548,389,288 and $240,326,700, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $48,955,804
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (11,106,630)
===============================================================================
Net unrealized appreciation of investment securities               $37,849,174
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $505,284,242.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions and equalization payments, on August 31, 2006, undistributed net investment income was decreased by $35,025, undistributed net realized gain was decreased by $1,594,975 and shares of beneficial interest increased by $1,630,000. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A, Class B, Class C and Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are sold without a sales charge. In addition, under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                            CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                              -------------------------------------------------------
                                                                       2006(A)                        2005
                                                              --------------------------    -------------------------
                                                                SHARES         AMOUNT        SHARES         AMOUNT
---------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     10,296,828    $259,682,290    2,568,857    $ 58,603,180
---------------------------------------------------------------------------------------------------------------------
  Class B                                                      2,363,470      58,008,950      583,081      12,866,193
---------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,874,620      46,076,992      557,857      12,237,487
---------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          1,550,202      39,426,481    1,592,889      34,906,396
=====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        121,050       3,010,501       52,557       1,122,610
---------------------------------------------------------------------------------------------------------------------
  Class B                                                         31,284         759,565       15,617         327,956
---------------------------------------------------------------------------------------------------------------------
  Class C                                                         32,770         795,338       22,735         477,202
---------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             44,564       1,117,667       19,961         427,762
=====================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        106,333       2,692,879        7,277         161,392
---------------------------------------------------------------------------------------------------------------------
  Class B                                                       (109,249)     (2,692,879)      (7,415)       (161,392)
=====================================================================================================================
Reacquired:
  Class A                                                     (2,450,588)    (61,411,285)    (492,281)    (10,709,792)
---------------------------------------------------------------------------------------------------------------------
  Class B                                                       (355,856)     (8,722,836)    (124,322)     (2,676,083)
---------------------------------------------------------------------------------------------------------------------
  Class C                                                       (366,892)     (8,995,929)    (172,554)     (3,677,609)
---------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (96,663)     (2,433,607)     (99,260)     (2,243,229)
=====================================================================================================================
                                                              13,041,873    $327,314,127    4,524,999    $101,662,073
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a) There are two entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 33% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares
()   owned of record by these shareholders are also owned beneficially.
       In addition, 15% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

AIM Multi-Sector Fund

NOTE 13--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     CLASS A
                                                              ------------------------------------------------------
                                                                                                   SEPTEMBER 3, 2002
                                                                                                   (DATE OPERATIONS
                                                                    YEAR ENDED AUGUST 31,            COMMENCED) TO
                                                              ---------------------------------       AUGUST 31,
                                                                2006          2005       2004            2003
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  24.16       $ 19.37    $ 18.32         $ 15.00
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.17(a)      (0.05)(a)(b)   (0.12)        (0.13)(a)
--------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.69          5.40       1.84            3.45
====================================================================================================================
  Total from investment operations                                1.86          5.35       1.72            3.32
====================================================================================================================
Less distributions from net realized gains                       (0.49)        (0.56)     (0.67)             --
====================================================================================================================
Net asset value, end of period                                $  25.53       $ 24.16    $ 19.37         $ 18.32
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(c)                                                   7.74%        28.01%      9.47%          22.13%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $311,492       $99,721    $38,578         $25,935
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.30%(d)      1.53%      1.85%           1.97%(e)
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.37%(d)      1.59%      1.88%           1.97%(e)
====================================================================================================================
Ratio of net investment income (loss) to average net assets       0.67%(d)     (0.25)%(b)   (0.73)%        (0.85)%(e)
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate(f)                                          66%           63%       161%            115%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.06) and (0.30)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $218,985,922.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Multi-Sector Fund

                                                                                     CLASS B
                                                              -----------------------------------------------------
                                                                                                  SEPTEMBER 3, 2002
                                                                   YEAR ENDED AUGUST 31,          (DATE OPERATIONS
                                                              --------------------------------      COMMENCED) TO
                                                               2006          2005       2004       AUGUST 31, 2003
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 23.64       $ 19.09    $ 18.19         $15.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.02)(a)     (0.20)(a)(b)   (0.24)       (0.07)(a)
-------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         1.66          5.31       1.81           3.26
===================================================================================================================
  Total from investment operations                               1.64          5.11       1.57           3.19
===================================================================================================================
Less distributions from net realized gains                      (0.49)        (0.56)     (0.67)            --
===================================================================================================================
Net asset value, end of period                                $ 24.79       $ 23.64    $ 19.09         $18.19
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(c)                                                  6.97%        27.15%      8.70%         21.27%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $73,997       $24,953    $11,233         $8,278
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.05%(d)      2.20%      2.56%          2.76%(e)
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.12%(d)      2.26%      2.59%          2.85%(e)
===================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.08)%(d)    (0.92)%(b)   (1.44)%       (1.63)%(e)
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate(f)                                         66%           63%       161%           115%
___________________________________________________________________________________________________________________
===================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.21) and (0.97)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $52,719,397.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                     CLASS C
                                                              -----------------------------------------------------
                                                                                                  SEPTEMBER 3, 2002
                                                                   YEAR ENDED AUGUST 31,          (DATE OPERATIONS
                                                              --------------------------------      COMMENCED) TO
                                                               2006          2005       2004       AUGUST 31, 2003
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 23.63       $ 19.09    $ 18.17         $ 15.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.02)(a)     (0.20)(a)(b)   (0.22)        (0.04)(a)
-------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         1.66          5.30       1.81            3.21
===================================================================================================================
  Total from investment operations                               1.64          5.10       1.59            3.17
===================================================================================================================
Less distributions from net realized gains                      (0.49)        (0.56)     (0.67)             --
===================================================================================================================
Net asset value, end of period                                $ 24.78       $ 23.63    $ 19.09         $ 18.17
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(c)                                                  6.97%        27.10%      8.82%          21.13%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $69,604       $29,981    $16,424         $10,302
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.05%(d)      2.20%      2.52%           2.76%(e)
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.12%(d)      2.26%      2.56%           2.84%(e)
===================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.08)%(d)    (0.92)%(b)   (1.40)%        (1.64)%(e)
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate(f)                                         66%           63%       161%            115%
___________________________________________________________________________________________________________________
===================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.21) and (0.97)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $52,218,431.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Multi-Sector Fund

                                                                         INSTITUTIONAL CLASS
                                                              -----------------------------------------
                                                                                           MAY 3, 2004
                                                                     YEAR ENDED            (DATE SALES
                                                                     AUGUST 31,           COMMENCED) TO
                                                              ------------------------     AUGUST 31,
                                                               2006            2005           2004
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 24.33        $ 19.41         $19.94
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   0.29(a)        0.06(a)(b)     (0.01)
-------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.70           5.42          (0.52)
=======================================================================================================
  Total from investment operations                               1.99           5.48          (0.53)
=======================================================================================================
Less distributions from net realized gains                      (0.49)         (0.56)            --
=======================================================================================================
Net asset value, end of period                                $ 25.83        $ 24.33         $19.41
_______________________________________________________________________________________________________
=======================================================================================================
Total return(c)                                                  8.23%         28.64%         (2.66)%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $87,147        $45,628         $7,023
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.83%(d)       1.02%          1.28%(e)
-------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.90%(d)       1.08%          1.28%(e)
=======================================================================================================
Ratio of net investment income (loss) to average net assets      1.14%(d)       0.26%(b)      (0.16)%(e)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate(f)                                         66%            63%           161%
_______________________________________________________________________________________________________
=======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.05 and 0.21%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $67,469,367.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State Auditor -Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

AIM Multi-Sector Fund

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;



    - that certain AIM Funds inadequately employed fair value pricing;



    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and



    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).



    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Multi-Sector Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Counselor Series Trust and Shareholders of AIM Multi-Sector Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Multi-Sector Fund (one of the funds constituting AIM Counselor Series Trust, hereafter referred to as the "Fund") at August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 26, 2006
Houston, Texas

AIM Multi-Sector Fund

TAX DISCLOSURES

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006, 33.49% is eligible for the dividends received deduction for corporations. The Fund distributed long-term capital gains of $3,248,721 for the Fund's tax year ended August 31, 2006.

  For its tax year ended August 31, 2006, the Fund designates 38.82%, or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2006, February 28, 2006, May 31, 2006 and August 31, 2006 are 20.87%, 18.91%, 16.84% and 14.78%, respectively.

AIM Multi-Sector Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Counselor Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     2003           Director and Chairman, A I M Management    None
   Trustee and Vice Chair                         Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

   Philip A. Taylor(2) -- 1954     2006           Director, Chief Executive Officer and      None
   Trustee, President and                         President, A I M Management Group Inc.,
   Principal                                      AIM Mutual Fund Dealer Inc., AIM Funds
   Executive Officer                              Management Inc. and 1371 Preferred Inc.;
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc. and AIM
                                                  GP Canada Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc.; Director, President
                                                  and Chairman, AVZ Callco Inc.; AMVESCAP
                                                  Inc. and AIM Canada Holdings Inc.;
                                                  Director and Chief Executive Officer,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; Trustee,
                                                  President and Principal Executive
                                                  Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and Trustee
                                                  and Executive Vice President, The AIM
                                                  Family of Funds--Registered Trademark--
                                                  (AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust only)
                                                  Formerly: President and Principal
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       2003           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            1983           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2003           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2000           Founder, Green, Manning & Bunch Ltd.,      None
   Trustee                                        (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2003           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          2003           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.

                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         2003           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      2003           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        2003           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              1997           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel, Jr. -- 1944    2005           Retired                                    Director, Mainstay VP Series
   Trustee                                                                                   Funds, Inc. (21 portfolios)
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Multi-Sector Fund



The address of each trustee and officer of AIM Counselor Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIP(S)
TRUST                              SINCE          DURING PAST 5 YEARS                       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Senior Vice President and Senior Officer  N/A
   Senior Vice President and                      of The AIM Family of Funds--Registered
   Senior Officer                                 Trademark--
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------

   John M. Zerr -- 1962            2006           Director, Senior Vice President,          N/A
   Senior Vice President, Chief                   Secretary and General Counsel, A I M
   Legal Officer and Secretary                    Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director, Vice President
                                                  and Secretary, INVESCO Distributors,
                                                  Inc.; Vice President and Secretary,
                                                  A I M Capital Management, Inc., AIM
                                                  Investment Services, Inc., and Fund
                                                  Management Company; Senior Vice
                                                  President and Secretary, A I M
                                                  Distributors, Inc.; Director, INVESCO
                                                  Funds Group Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Global Compliance Director, AMVESCAP      N/A
   Vice President                                 PLC; and Vice President of The AIM
                                                  Family of Funds--Registered Trademark--

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and The AIM Family
                                                  of Funds--Registered Trademark--; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Vice President, AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company; Senior Vice
                                                  President and Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; and Senior Vice President
                                                  and Compliance Director, Delaware
                                                  Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Senior Vice President and General
   Vice President                                 Counsel, AMVESCAP PLC; Director, INVESCO
                                                  Funds Group, Inc.; and Vice President of
                                                  The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Director, General Counsel, and  N/A
                                                  Vice President Fund Management Company;
                                                  Director, Senior Vice President,
                                                  Secretary and General Counsel, A I M
                                                  Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--; Chief
                                                  Executive Officer and President, INVESCO
                                                  Funds Group, Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc. and Liberty Funds Group,
                                                  LLC
------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M  N/A
   Vice President, Principal                      Advisors, Inc.; and Vice President,
   Financial Officer and                          Treasurer and Principal Officer of The
   Treasurer                                      AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief           N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, Senior Vice
                                                  President and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       2003           Director of Cash Management, Managing     N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and The AIM Family of
                                                  Funds--Registered Trademark--
------------------------------------------------------------------------------------------------------------------------------

   Todd L. Spillane -- 1958        2006           Senior Vice President, A I M Management   N/A
   Chief Compliance Officer                       Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            225 Franklin Street
Floor                         1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

             DOMESTIC EQUITY                       INTERNATIONAL/GLOBAL EQUITY                          FIXED INCOME

AIM Basic Balanced Fund*                    AIM Asia Pacific Growth Fund                 TAXABLE
AIM Basic Value Fund                        AIM China Fund
AIM Capital Development Fund                AIM Developing Markets Fund                  AIM Enhanced Short Bond Fund
AIM Charter Fund                            AIM European Growth Fund                     AIM Floating Rate Fund
AIM Constellation Fund                      AIM European Small Company Fund(1)           AIM High Yield Fund
AIM Diversified Dividend Fund               AIM Global Aggressive Growth Fund            AIM Income Fund
AIM Dynamics Fund                           AIM Global Equity Fund                       AIM Intermediate Government Fund
AIM Large Cap Basic Value Fund              AIM Global Growth Fund                       AIM International Bond Fund
AIM Large Cap Growth Fund                   AIM Global Value Fund                        AIM Limited Maturity Treasury Fund
AIM Mid Cap Basic Value Fund                AIM Japan Fund                               AIM Money Market Fund
AIM Mid Cap Core Equity Fund(1)             AIM International Core Equity Fund           AIM Short Term Bond Fund
AIM Opportunities I Fund                    AIM International Growth Fund                AIM Total Return Bond Fund
AIM Opportunities II Fund                   AIM International Small Company Fund(1)      Premier Portfolio
AIM Opportunities III Fund                  AIM Trimark Fund                             Premier U.S. Government Money Portfolio
AIM S&P 500 Index Fund
AIM Select Equity Fund                                    SECTOR EQUITY                  TAX-FREE
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund                   AIM Advantage Health Sciences Fund           AIM High Income Municipal Fund(1)
AIM Structured Core Fund                    AIM Energy Fund                              AIM Municipal Bond Fund
AIM Structured Growth Fund                  AIM Financial Services Fund                  AIM Tax-Exempt Cash Fund
AIM Structured Value Fund                   AIM Global Health Care Fund                  AIM Tax-Free Intermediate Fund
AIM Summit Fund                             AIM Global Real Estate Fund                  Premier Tax-Exempt Portfolio
AIM Trimark Endeavor Fund                   AIM Gold & Precious Metals Fund
AIM Trimark Small Companies Fund            AIM Leisure Fund                                        ALLOCATION SOLUTIONS
                                            AIM Multi-Sector Fund
                                            AIM Real Estate Fund(1)                      AIM Conservative Allocation Fund
                                            AIM Technology Fund                          AIM Growth Allocation Fund
                                            AIM Utilities Fund                           AIM Moderate Allocation Fund
                                                                                         AIM Moderate Growth Allocation Fund
                                                                                         AIM Moderately Conservative Allocation Fund

                                                                                                   DIVERSIFIED PORTFOLIOS

                                                                                         AIM Income Allocation Fund
                                                                                         AIM International Allocation Fund

                                            ========================================================================================
                                            CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR
                                            THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL
                                            ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                            ========================================================================================

*Domestic equity and income fund

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

   If used after January 20, 2007, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $429 billion in assets under management. Data as of August 31, 2006.

AIMinvestments.com                 I-MSE-AR-1           A I M Distributors, Inc.


                                     YOUR GOALS. OUR SOLUTIONS. --Registered Trademark--
--------------------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash                        [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management                        --Registered Trademark--
                               Plans    Accounts
--------------------------------------------------------------------------------------

                                                        AIM STRUCTURED CORE FUND
                                 Annual Report to Shareholders o August 31, 2006


                              [COVER GLOBE IMAGE]

DOMESTIC EQUITY

Large-Cap Blend

Table of Contents

Supplemental Information               2
Letters to Shareholders                3
Performance Summary                    5
Management Discussion                  5
Fund Expenses                          7
Fund Performance                       8
Approval of Advisory Agreement         9
Schedule of Investments              F-1
Financial Statements                 F-4
Notes to Financial Statements        F-6
Financial Highlights                F-11
Auditor's Report                    F-14
Tax Disclosures                     F-15
Trustees and Officers               F-16

[AIM INVESTMENT SOLUTIONS]

[GRAPHIC]         [GRAPHIC]         [GRAPHIC]

[DOMESTIC      [INTERNATIONAL/       [SECTOR
EQUITY]        GLOBAL EQUITY]        EQUITY]

[GRAPHIC]         [GRAPHIC]         [GRAPHIC]

[FIXED           [ALLOCATION       [DIVERSIFIED
INCOME]           SOLUTIONS]        PORTFOLIOS]

[AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--

AIM Structured Core Fund


AIM STRUCTURED CORE FUND seeks to provide long-term growth of capital.

o Unless otherwise stated, information presented in this report is as of August 31, 2006, and is based on total net assets.


ABOUT SHARE CLASSES

o Class B shares are not available as an     o There is no guarantee that the              mark of Morgan Stanley Capital
investment for retirement plans              investment techniques and risk analyses       International Inc. and Standard &
maintained pursuant to Section 401 of        used by the Fund's managers will produce      Poor's.
the Internal Revenue Code, including         the desired results.
401(k) plans, money purchase pension                                                       o The returns shown in management's
plans and profit sharing plans, except       o The prices of and the income generated      discussion of Fund performance are based
for plans that have existing accounts        by securities held by the Fund may            on net asset values calculated for
invested in Class B shares.                  decline in response to certain factors,       shareholder transactions. Generally
                                             including some directly involving the         accepted accounting principles require
o Class R shares are available only to       companies and governments whose               adjustments to be made to the net assets
certain retirement plans. Please see the     securities are owned by the Fund. These       of the Fund at period end for financial
prospectus for more information.             factors include general economic and          reporting purposes, and as such, the net
                                             market conditions, regional or global         asset values for shareholder
PRINCIPAL RISKS OF INVESTING IN              economic instability and currency and         transactions and the returns based on
THE FUND                                     interest rate fluctuations.                   those net asset values may differ from
                                                                                           the net asset values and returns
o Foreign securities have additional         ABOUT INDEXES USED IN THIS REPORT             reported in the Financial Highlights.
risks, including exchange rate changes,
political and economic upheaval, the         o The unmanaged STANDARD & POOR'S             The Fund provides a complete list of its
relative lack of information about these     COMPOSITE INDEX OF 500 STOCKS (the S&P        holdings four times in each fiscal year,
companies, relatively low market             500--Registered Trademark-- Index) is         at the quarter-ends. For the second and
liquidity and the potential lack of          an index of common stocks frequently          fourth quarters, the lists appear in the
strict financial and accounting controls     used as a general measure of U.S. stock       Fund's semiannual and annual reports to
and standards.                               market performance.                           shareholders. For the first and third
                                                                                           quarters, the Fund files the lists with
o Prices of equity securities change         o The unmanaged LIPPER LARGE-CAP CORE         the Securities and Exchange Commission
in response to many factors including        FUNDS INDEX represents an average of the      (SEC) on Form N-Q. The most recent list
the historical and prospective earnings      performance of the 30 largest                 of portfolio holdings is available at
of the issuer, the value of its assets,      large-capitalization core equity funds        AIMinvestments.com. From our home page,
general economic conditions, interest        tracked by Lipper Inc., an independent        click on Products & Performance, then
rates, investor perceptions and market       mutual fund performance monitor.              Mutual Funds, then Fund Overview. Select
liquidity.                                                                                 your Fund from the drop-down menu and
                                             o The Fund is not managed to track the        click on Complete Quarterly Holdings.
o The value of convertible securities        performance of any particular index,          Shareholders can also look up the Fund's
in which the Fund invests may be             including the indexes defined here, and       Forms N-Q on the SEC Web site at
affected by market interest rates, the       consequently, the performance of the          sec.gov. Copies of the Fund's Forms N-Q
risk that the issuer may default on          Fund may deviate significantly from the       may be reviewed and copied at the SEC
interest or principal payments and the       performance of the indexes.                   Public Reference Room in Washington,
value of the underlying common stock                                                       D.C. You can obtain information on the
into which these securities may be           o A direct investment cannot be made          operation of the Public Reference Room,
converted.                                   in an index. Unless otherwise indicated,      including information about duplicating
                                             index results include reinvested              fee charges, by calling 202-942-8090 or
o The Fund may invest in debt                dividends, and they do not reflect sales      800-732-0330, or by electronic request
securities such as notes and bonds that      charges. Performance of an index of           at the following e-mail address:
carry interest rate risk and credit          funds reflects fund expenses;                 publicinfo@sec.gov. The SEC file numbers
risk.                                        performance of a market index does not.       for the Fund are 811-09913 and
                                                                                           333-36074.
o The Fund may use enhanced investment       OTHER INFORMATION
techniques such as leveraging and                                                          A description of the policies and
derivatives. Leveraging entails special      o Industry classifications used in            procedures that the Fund uses to
risks such as magnifying changes in the      this report are generally according to        determine how to vote proxies relating
value of the portfolio's securities.         the Global Industry Classification            to portfolio securities is available
Derivatives are subject to counter party     Standard, which was developed by and is       without charge, upon request, from our
risk--the risk that the other party will     the exclusive property and a service          Client Services department at
not complete the transaction with the                                                      800-959-4246 or on the AIM Web site,
Fund.                                                                                      AIMinvestments.com. On the home page,
                                                                                           scroll down and click on AIM Funds Proxy
                                                                                           Policy. The information is also
                                                                                           available on the SEC Web site, sec.gov.

                                                                                           Information regarding how the Fund voted
                                                                                           proxies related to its portfolio
                                                                                           securities during the 12 months ended
                                                                                           June 30, 2006, is available at our Web
                                                                                           site. Go to AIMinvestments.com, access
                                                                                           the About Us tab, click on Required
                                                                                           Notices and then click on Proxy Voting
                                                                                           Activity. Next, select the Fund from the
                                                                                           drop-down menu. The information is also
                                                                                           available on the SEC Web site, sec.gov.
================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                  ========================================
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES              FUND NASDAQ SYMBOLS
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================           Class A Shares                    SCAUX
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE                                      Class B Shares                    SBCUX
                                                                                           Class C Shares                    SCCUX
AIMinvestments.com                                                                         Class R Shares                    SCRUX
                                                                                           ========================================

AIM Structured Core Fund


                    Dear Shareholders of The AIM Family of Funds--Registered Trademark--:

                       We're pleased to provide you with this report, which
                    includes a discussion of how your Fund was managed during the period under review in this report, and what factors affected its performance. That discussion begins on page 5.

                       It's been said nothing is certain but death and taxes.
                    We would venture to add that one other thing is certain:
    [TAYLOR         Markets change--and change often--in the short term, in
     PHOTO]         response to constantly changing economic, geopolitical and other factors. For example, domestic and global markets were generally strong from November 2005 through April 2006, as economic growth appeared robust and inflation seemed
                    contained. But as new economic data suggested inflation
PHILIP TAYLOR       might be higher than previously estimated in the U.S. and
                    elsewhere, those same markets often demonstrated weakness and volatility in the May-August period.

                       While we can't do anything about the ambiguity and
                    uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments--Registered Trademark-- can help by offering a broad product line that gives your financial advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                       We've changed the look of our annual reports to reflect
                    that belief. In our marketing and now our shareholder literature, we represent a fully diversified portfolio graphically as an allocation pie chart and assign each asset class a color--green for domestic equity, blue for international, orange for sector and purple for fixed income. A legend in the left column illustrates the methodology. Your report cover now shows your Fund's asset class color, plus the asset class and sub-asset class name are shown in the upper-left corner. The reason for these changes is to help you better understand where your Fund fits into your overall portfolio.

                       AIM has a variety of investment solutions, and knowing
                    which ones are right for your portfolio is complex. That's why we also believe in the value of a trusted financial advisor who will work with you to create an investment plan you can stick with for the long term. Your financial advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                       At a recent meeting of the AIM Funds board, Robert H.
                    Graham relinquished his position as president of AIM Funds, a post customarily held by the chief executive officer of AIM Investments. Bob--one of three founders of AIM Investments in 1976--has a well-earned reputation for being one of the most knowledgeable leaders in the mutual fund industry. As I assume Bob's previous responsibilities, I'm pleased that he'll remain actively involved as the vice chair of AIM Funds.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building enduring solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                       Information about investing, the markets and your Fund is
                    always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                    Sincerely,


                    /s/ PHILIP TAYLOR

                    Philip Taylor
                    President -- AIM Funds
                    CEO, AIM Investments

                    October 18, 2006

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM Structured Core Fund


                    Dear Fellow AIM Fund Shareholders:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

                       Looking ahead, your Board finds many reasons to be
                    positive about AIM's management and strategic direction.
  [CROCKETT         Most importantly, AIM management's investment management
    PHOTO]          discipline is paying off in terms of improved overall
                    performance. While work remains to be done, AIM's
                    complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its
                    highest since 2000 for the periods ended August 31, 2006. We
BRUCE L. CROCKETT   are also pleased with AIM management's efforts to seek more cost-effective ways of delivering superior service.

                       In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $429 billion globally as of August 31, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                       The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                       Your Board is very pleased with the overall direction and
                    progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    October 18, 2006

                    *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this annual report on pages 10-11.

AIM Structured Core Fund

MANAGEMENT'S DISCUSSION                                                                    factors: earnings momentum, price and
OF FUND PERFORMANCE                                                                        volume, management action and relative
=====================================================================================      valuation. The sum of the scores for
                                                                                           each concept represents the expected
PERFORMANCE SUMMARY                                                                        alpha (excess return) for the near term
                                                                                           for the average stock in the universe.
For the five months ended August 31, 2006, AIM Structured Core Fund, excluding             Each stock is also evaluated on a
applicable sales charges, outperformed its style-specific benchmark, the S&P 500           multitude of other factors to develop a
Index. Overall, positive performance was primarily driven by investments in                stock-specific risk forecast. Finally, we
utilities and consumer staples. Sectors that did not perform well during the               develop a transaction cost forecast for
period included consumer discretionary and industrials.                                    each stock.

FUND VS. INDEXES                                                                              We then incorporate these previously
                                                                                           mentioned variables--alpha forecast,
Cumulative total returns, 3/31/06--8/31/06, excluding applicable sales charges.            risk forecast and transaction cost
If sales charges were included, returns would be lower.                                    forecast--using an optimizer to build a
                                                                                           portfolio that we believe is an optimal
Class A Shares                                                            1.90%            balance of the stocks' potential return
                                                                                           and risk. This portfolio is constructed
Class B Shares                                                            1.60             according to certain constraints to help
                                                                                           ensure that the Fund's relative
Class C Shares                                                            1.60             performance and volatility remain within
                                                                                           the strategy's guidelines. The portfolio
Class R Shares                                                            1.80             is continually monitored by the team and
                                                                                           the overall investment process is
S&P 500 Index (Broad Market and Style-Specific Index)                     1.52             repeated on a monthly basis to determine
                                                                                           which companies should be bought or sold
Lipper Large-Cap Core Funds Index (Peer Group Index)                      0.15             within the portfolio.

Source: Lipper Inc.                                                                        MARKET CONDITIONS AND YOUR FUND
=====================================================================================
                                                                                           Equity market performance has been mixed
HOW WE INVEST                                   The investment process integrates the      since the launch of the Fund on March
                                             following key steps:                          31, 2006. The economy remained strong as
We manage your Fund to provide exposure                                                    U.S. gross domestic product and earnings
to large-cap core equity stocks. The         o Universe Development                        growth continued at a healthy pace.
portfolio is designed to outperform the                                                    Market participants continued to be
S&P 500 Index while minimizing the           o Stock Rankings                              concerned about further U.S. Federal
amount of additional risk relative to                                                      Reserve Board (the Fed) interest rate
the benchmark. The Fund can be used as a     o Risk Assessment                             increases and their inability to
long-term allocation to large-cap stocks
that compliments other style-specific        o Portfolio Construction                                                   (continued)
strategies within a diversified asset
allocation strategy.                         o Trading

                                                While the companies included within
                                             the S&P 500 Index are used as a general
                                             guide for developing the investable
                                             universe, nonbenchmark names may also be
                                             considered. Each stock in the universe
                                             is evaluated on four

========================================     ========================================      ========================================
PORTFOLIO COMPOSITION                        TOP FIVE INDUSTRIES                           TOP 10 EQUITY HOLDINGS

By sector                                    1.  Investment Banking & Brokerage  7.4%      1.  Exxon Mobil Corp.               5.5%

Financials                         21.3%     2.  Integrated Oil & Gas            5.7       2.  Citigroup Inc.                  3.6

Information Technology             17.6      3.  Pharmaceuticals                 5.4       3.  Pfizer Inc.                     3.5

Industrials                        14.7      4.  Other Diversified Financial               4.  American International Group,
                                                 Services                        5.2           Inc.                            2.8
Consumer Staples                   10.5
                                             5.  Aerospace & Defense             5.0       5.  Altria Group, Inc.              2.8
Health Care                         9.2
                                                                                           6.  Microsoft Corp.                 2.6
Energy                              8.4      Total Net Assets           $3.5 million
                                                                                           7.  Hewlett-Packard Co.             2.6
Utilities                           6.9      Total Number of Holdings             98
                                                                                           8.  PepsiCo, Inc.                   2.3
Consumer Discretionary              5.3
                                                                                           9.  TXU Corp.                       2.3
Materials                           2.8
                                                                                           10. Morgan Stanley                  2.2
Telecommunication Services          2.4

Other Assets Less Liabilities       0.9


The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.
========================================     ========================================      ========================================

AIM Structured Core Fund

appropriately interpret new Fed chairman     detractors from relative performance          Jeremy S. Lefkowitz
Ben Bernanke's comments. Further adding      during the period included AETNA, CA,
to market discomfort were geopolitical       INC., NATIONAL SEMICONDUCTOR, LEHMAN          Portfolio manager, is lead manager of
issues such as Iran's resistance to U.S.     BROTHERS HOLDINGS and BANK OF AMERICA         AIM Structured Core Fund. He began his
demands that it halt its nuclear             CORP. Ca, Inc. and National                   investments career in 1968 and has been
program. As a result, investors'             Semiconductor were sold by the end of         associated with INVESCO Institutional
appetite for risk declined and market        the reporting period.                         and/or its affiliates since 1982. Mr.
volatility increased, particularly among                                                   Lefkowitz earned a Bachelor of Science
smallcap stocks. In this environment,        IN CLOSING                                    degree in industrial engineering and an
value stocks generally continued to                                                        M.B.A. in finance from Columbia
outperform growth stocks and large-cap       Our strategy emphasized stocks we             University.
stocks generally outperformed small-cap      believed possessed strong earnings
stocks.                                      growth, positive price trends and             Maureen Donnellan
                                             reasonable valuations. We appreciate
   The Fund outperformed the S&P 500         your confidence in us. We thank you for       Portfolio manager, is manager of AIM
Index for the five-month period ended        your continued investment in AIM              Structured Core Fund. She has been
August 31, 2006. We used our alpha           Structured Core Fund.                         associated with INVESCO Institutional
forecast, risk forecast, and transaction                                                   and/or its affiliates since 1974.
cost forecast to build what we               The views and opinions expressed in
considered an optimal portfolio that         management's discussion of Fund               W. Lawson McWhorter
provided excess return given the risk        performance are those of A I M Advisors,
level targets of the strategy. The alpha     Inc. These views and opinions are             Portfolio manager, is manager of AIM
model incorporates four factors:             subject to change at any time based on        Structured Core Fund. He has been
earnings momentum, price and volume,         factors such as market and economic           associated with INVESCO Institutional
management action and relative value.        conditions. These views and opinions may      and/or its affiliates since 2005. Mr.
For the period, all four factors             not be relied upon as investment advice       McWhorter earned a Bachelor of Arts
benefited the Fund, with relative value      or recommendations, or as an offer for a      degree with cum laude honors from
contributing the most to performance and     particular security. The information is       Davidson College. He is a Chartered
price and volume contributing the least.     not a complete analysis of every aspect       Market Technician.
The strong performance from our alpha        of any market, country, industry,
model was a primary contributor to           security or the Fund. Statements of fact      William E. Merson
positive Fund performance relative to        are from sources considered reliable,
the Fund's benchmark.                        but A I M Advisors, Inc. makes no             Portfolio manager, is manager of AIM
                                             representation or warranty as to their        Structured Core Fund. He has been
   Active managers typically add value       completeness or accuracy. Although            associated with INVESCO Institutional
in one or a combination of four areas:       historical performance is no guarantee        and/or its affiliates since 1982. Mr.
beta (relative volatility), style,           of future results, these insights may         Merson earned a B.B.A. from Manhattan
sector/industry over/under weight and        help you understand our investment            College and an M.B.A. from New York
stock selection. We attempt to add value     management philosophy.                        University.
through our stock selection decisions.
Consequently, we minimized our exposure         See important Fund and index               Daniel Tsai
relative to the benchmark with regard to     disclosures on the inside front cover.
beta, style and sector/industry                                                            Portfolio manager, is manager of AIM
exposures. We traded only once per month                                                   Structured Core Fund. He has been
so these exposures varied slightly                                                         associated with INVESCO Institutional
during the month and consequently                                                          and/or its affiliates since 2000. Mr.
contributed or detracted slightly from                                                     Tsai earned a Bachelor of Science degree
performance.                                                                               in mechanical engineering from National
                                                                                           Taiwan University and a Master of
   For the period under review, our beta                                                   Science degree in mechanical engineering
was slightly above market and detracted                                                    from the University of Michigan. He also
from performance. Our sector/industry                                                      earned a Master of Science degree in
over/underweight decisions contributed                                                     computer science at Wayne State
slightly while our style exposure                                                          University.
(defined by Barra, Inc.) was a slight
detractor.                                                                                 Anne M. Unflat

   Stock selection, as expected, was the                                                   Portfolio manager, is manager of AIM
primary contributor to performance. Fund                                                   Structured Core Fund. She has been
holdings that contributed the most to                                                      associated with INVESCO Institutional
relative performance included TXU CORP.,                                                   and/or its affiliates since 1988. Ms.
QWEST COMMUNICATIONS, ALTRIA GROUP,                                                        Unflat graduated magna cum laude from
KROGER and MICRON TECHNOLOGY. Among the                                                    Queens College with a Bachelor of Arts
largest                                                                                    degree in economics. She earned her
                                                                                           M.B.A. degree in finance from St. John's
                                                                                           University.

                                                                                           Assisted by U.S. Structured Products
                                                                                           Group Research Team.

                                                                                           FOR A PRESENTATION OF YOUR FUND'S
                                                                                           PERFORMANCE, PLEASE SEE PAGE 8.

AIM Structured Core Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur      ACTUAL EXPENSES                               ratio and an assumed rate of return of
two types of costs: (1) transaction                                                        5% per year before expenses, which is
costs, which may include sales charges       The table below provides information          not the Fund's actual return. The Fund's
(loads) on purchase payments or              about actual account values and actual        actual cumulative total returns at net
contingent deferred sales charges on         expenses. You may use the information in      asset value after expenses for the
redemptions; and redemption fees, if         this table, together with the amount you      period ended August 31, 2006, appear in
any; and (2) ongoing costs, including        invested, to estimate the expenses that       the table "Fund vs. Indexes" on page 5.
distribution and/or service fees             you paid over the period. Simply divide
(12b-1); and other Fund expenses. This       your account value by $1,000 (for             The hypothetical account values and
example is intended to help you              example, an $8,600 account value divided      expenses may not be used to estimate the
understand your ongoing costs (in            by $1,000 = 8.6), then multiply the           actual ending account balance or
dollars) of investing in the Fund and to     result by the number in the table under       expenses you paid for the period. You
compare these costs with ongoing costs       the heading entitled "Actual Expenses         may use this information to compare the
of investing in other mutual funds. The      Paid During Period" to estimate the           ongoing costs of investing in the Fund
actual ending account value and expenses     expenses you paid on your account during      and other funds. To do so, compare this
of the Class A, B, C, and R shares in        this period (March 31, 2006, through          5% hypothetical example with the 5%
the below example are based on an            August 31, 2006 for the Class A, B, C,        hypothetical examples that appear in the
investment of $1,000 invested on March       and R shares). Because the actual ending      shareholder reports of the other funds.
31, 2006, (the date the share classes        account value and expense information in
commenced operations) and held through       the example is not based upon a six             Please note that the expenses shown in
August 31, 2006. The hypothetical ending     month period, the ending account value        the table are meant to highlight your
account value and expenses of the Class      and expense information may not provide       ongoing costs only and do not reflect
A, B, C, and R shares in the below           a meaningful comparison to mutual funds       any transactional costs, such as sales
example are based on an investment of        that provide such information for a full      charges (loads) on purchase payments,
$1,000 invested at the beginning of the      six month period.                             contingent deferred sales charges on
period and held for the entire six month                                                   redemptions, and redemption fees, if
period March 1, 2006, through August 31,     HYPOTHETICAL EXAMPLE FOR                      any. Therefore, the hypothetical
2006.                                        COMPARISON PURPOSES                           information is useful in comparing
                                                                                           ongoing costs only, and will not help
                                             The table below also provides                 you determine the relative total costs
                                             information about hypothetical account        of owning different funds. In addition,
                                             values and hypothetical expenses based        if these transactional costs were
                                             on the Fund's actual expense                  included, your costs would have been
                                                                                           higher.


====================================================================================================================================
                                                  ACTUAL                            HYPOTHETICAL
                                                                         (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING             ENDING           EXPENSES           ENDING             EXPENSES            ANNUALIZED
SHARE            ACCOUNT VALUE        ACCOUNT VALUE     PAID DURING       ACCOUNT VALUE        PAID DURING            EXPENSE
CLASS            (03/01/06)(1)        (8/31/06)(1)        PERIOD(2)         (8/31/06)           PERIOD(3)              RATIO
  A               $1,000.00            $1,019.00           $4.51            $1,019.86             $5.40                1.06%
  B                1,000.00             1,016.00            7.70             1,016.08              9.20                1.81
  C                1,000.00             1,016.00            7.70             1,016.08              9.20                1.81
  R                1,000.00             1,018.00            5.58             1,018.60              6.67                1.31
====================================================================================================================================


(1) The actual ending account value is based on the actual total return of the Fund for the period March 31, 2006, through August 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the period ended August 31, 2006, appear in the table "Fund vs. Indexes" on page 5.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 154 (March 31, 2006 through August 31, 2006)/365. Because the Class A, B, C, and R shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

(3) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Class A, B, C, and R shares of the Fund and other funds because such data is based on a full six month period.

AIM Structured Core Fund

FUND PERFORMANCE


========================================     ========================================

CUMULATIVE TOTAL RETURNS                     CUMULATIVE TOTAL RETURNS

As of 8/31/06, including applicable          As of 6/30/06, the most recent calendar
sales charges                                quarter-end, including applicable sales
                                             charges

CLASS A SHARES
Inception (3/31/06)               -3.69%     CLASS A SHARES
                                             Inception (3/31/06)               -6.62%
CLASS B SHARES
Inception (3/31/06)               -3.40%     CLASS B SHARES
                                             Inception (3/31/06)               -6.33%
CLASS C SHARES
Inception (3/31/06)                0.60%     CLASS C SHARES
                                             Inception (3/31/06)               -2.39%
CLASS R SHARES
Inception (3/31/06)                1.80%     CLASS R SHARES
                                             Inception (3/31/06)               -1.30%
========================================
                                             ========================================
THE PERFORMANCE DATA QUOTED REPRESENT
PAST PERFORMANCE AND CANNOT GUARANTEE          CLASS A SHARE PERFORMANCE REFLECTS THE        THE PERFORMANCE OF THE FUND'S SHARE
COMPARABLE FUTURE RESULTS; CURRENT           MAXIMUM 5.50% SALES CHARGE, AND CLASS B       CLASSES WILL DIFFER PRIMARILY DUE TO
PERFORMANCE MAY BE LOWER OR HIGHER.          AND CLASS C SHARE PERFORMANCE REFLECTS        DIFFERENT SALES CHARGE STRUCTURES AND
PLEASE VISIT AIMinvestments.com FOR THE      THE APPLICABLE CONTINGENT DEFERRED SALES      CLASS EXPENSES.
MOST RECENT MONTH-END PERFORMANCE.           CHARGE (CDSC) FOR THE PERIOD INVOLVED.
PERFORMANCE FIGURES REFLECT REINVESTED       THE CDSC ON CLASS B SHARES DECLINES FROM        HAD THE ADVISOR NOT WAIVED FEES AND/OR
DISTRIBUTIONS, CHANGES IN NET ASSET          5% BEGINNING AT THE TIME OF PURCHASE TO       REIMBURSED EXPENSES, PERFORMANCE WOULD
VALUE AND THE EFFECT OF THE MAXIMUM          0% AT THE BEGINNING OF THE SEVENTH YEAR.      HAVE BEEN LOWER.
SALES CHARGE UNLESS OTHERWISE STATED.        THE CDSC ON CLASS C SHARES IS 1% FOR THE
PERFORMANCE FIGURES DO NOT REFLECT           FIRST YEAR AFTER PURCHASE. CLASS R
DEDUCTION OF TAXES A SHAREHOLDER WOULD       SHARES DO NOT HAVE A FRONT-END SALES
PAY ON FUND DISTRIBUTIONS OR SALE OF         CHARGE; RETURNS SHOWN ARE AT NET ASSET
FUND SHARES. INVESTMENT RETURN AND           VALUE AND DO NOT REFLECT A 0.75% CDSC
PRINCIPAL VALUE WILL FLUCTUATE SO THAT       THAT MAY BE IMPOSED ON A TOTAL
YOU MAY HAVE A GAIN OR LOSS WHEN YOU         REDEMPTION OF RETIREMENT PLAN ASSETS
SELL SHARES.                                 WITHIN THE FIRST YEAR.

AIM Structured Core Fund

Approval of Investment Advisory Agreement

The Board of Trustees of AIM Counselor       ment advisory services to the Fund. In        Board compared effective contractual
Series Trust (the "Board") oversees the      reviewing the qualifications of AIM to        advisory fee rates at a common asset
management of AIM Structured Core Fund       provide investment advisory services,         level at the end of the past calendar
(the "Fund") and, as required by law,        the Board considered such issues as           year and noted that the Fund's rate was
determines annually whether to approve       AIM's portfolio and product review            below the median rate of the funds
the continuance of the Fund's advisory       process, various back office support          advised by other advisors with
agreement with A I M Advisors, Inc.          functions provided by AIM and AIM's           investment strategies comparable to
("AIM"). Based upon the recommendation       equity and fixed income trading               those of the Fund that the Board
of the Investments Committee of the          operations. Based on the review of these      reviewed. The Board noted that AIM has
Board, at a meeting held on June 27,         and other factors, the Board concluded        agreed to limit the Fund's total annual
2006, the Board, including all of the        that the quality of services to be            operating expenses, as discussed below.
independent trustees, approved the           provided by AIM was appropriate and that      The Board also considered the fact that
continuance of the advisory agreement        AIM currently is providing satisfactory       AIM set the proposed advisory fees for
(the "Advisory Agreement") between the       services in accordance with the terms of      the Fund based upon the median effective
Fund and AIM for another year, effective     the Advisory Agreement.                       management fee rate (comprised of
July 1, 2006.                                                                              advisory fees plus, in some cases,
                                             o The performance of the Fund relative        administrative fees) at various asset
The Board considered the factors             to comparable funds. Not applicable           levels of competitor mutual funds with
discussed below in evaluating the            because the Fund has not been in              investment strategies comparable to
fairness and reasonableness of the           operation for a full calendar year.           those of the Fund. In addition, the
Advisory Agreement at the meeting on                                                       Board noted that the proposed advisory
June 27, 2006 and as part of the Board's     o The performance of the Fund relative        fees for the Fund are slightly less than
ongoing oversight of the Fund. In their      to indices. Not applicable because the        the uniform fee schedule that applies to
deliberations, the Board and the             Fund has not been in operation for a          other mutual funds advised by AIM with
independent trustees did not identify        full calendar year.                           investment strategies comparable to
any particular factor that was                                                             those of the Fund, which uniform fee
controlling, and each trustee attributed     o Meetings with the Fund's portfolio          schedule includes breakpoints and is
different weights to the various             managers and investment personnel. With       based on net asset levels. Based on this
factors.                                     respect to the Fund, the Board is             review, the Board concluded that the
                                             meeting periodically with such Fund's         advisory fee rate for the Fund under the
One responsibility of the independent        portfolio managers and/or other               Advisory Agreement was fair and
Senior Officer of the Fund is to manage      investment personnel and believes that        reasonable.
the process by which the Fund's proposed     such individuals are competent and able
management fees are negotiated to ensure     to continue to carry out their                o Expense limitations and fee waivers.
that they are negotiated in a manner         responsibilities under the Advisory           The Board noted that AIM has
which is at arms' length and reasonable.     Agreement.                                    contractually agreed to waive fees
To that end, the Senior Officer must                                                       and/or limit expenses of the Fund
either supervise a competitive bidding       o Overall performance of AIM. Not             through June 30, 2007 in an amount
process or prepare an independent            applicable because the Fund has not been      necessary to limit total annual
written evaluation. The Senior Officer       in operation for a full calendar year.        operating expenses to a specified
has recommended an independent written                                                     percentage of average daily net assets
evaluation in lieu of a competitive          o Fees relative to those of clients of        for each class of the Fund. The Board
bidding process and, upon the direction      AIM with comparable investment                considered the contractual nature of
of the Board, has prepared such an           strategies. The Board reviewed the            this fee waiver/expense limitation and
independent written evaluation. Such         effective advisory fee rate (before           noted that it remains in effect until
written evaluation also considered           waivers) for the Fund under the Advisory      June 30, 2007. The Board considered the
certain of the factors discussed below.      Agreement. The Board noted that this          effect this fee waiver/expense
In addition, as discussed below, the         rate was (i) above the effective              limitation would have on the Fund's
Senior Officer made a recommendation to      advisory fee rate (before waivers) for a      estimated expenses and concluded that
the Board in connection with such            mutual fund advised by AIM with               the levels of fee waivers/expense
written evaluation.                          investment strategies comparable to           limitations for the Fund were fair and
                                             those of the Fund, below the effective        reasonable.
The discussion below serves as a summary     advisory fee rate (before waivers) for a
of the Senior Officer's independent          second mutual fund advised by AIM with        o Breakpoints and economies of scale.
written evaluation and recommendation to     investment strategies comparable to           The Board reviewed the structure of the
the Board in connection therewith, as        those of the Fund, and comparable to the      Fund's advisory fee under the Advisory
well as a discussion of the material         effective advisory fee rate (before           Agreement, noting that it contains seven
factors and the conclusions with respect     waivers) for a third mutual fund advised      breakpoints. The Board reviewed the
thereto that formed the basis for the        by AIM with investment strategies             level of the Fund's advisory fees, and
Board's approval of the Advisory             comparable to those of the Fund; (ii)         noted that such fees, as a percentage of
Agreement. After consideration of all of     comparable to the effective advisory fee      the Fund's net assets, would decrease as
the factors below and based on its           rate (before waivers) for a variable          net assets increase because the Advisory
informed business judgment, the Board        insurance fund advised by AIM and             Agreement includes breakpoints. The
determined that the Advisory Agreement       offered to insurance company separate         Board noted that, due to the Fund's
is in the best interests of the Fund and     accounts with investment strategies           current asset levels and the way in
its shareholders and that the                comparable to those of the Fund; (iii)        which the advisory fee breakpoints have
compensation to AIM under the Advisory       comparable to the effective sub-advisory      been structured, the Fund has yet to
Agreement is fair and reasonable and         fee rate for one variable insurance fund      benefit from the breakpoints. The Board
would have been obtained through arm's       sub-advised by an AIM affiliate and           concluded that the Fund's fee levels
length negotiations.                         offered to insurance company separate         under the Advisory Agreement therefore
                                             accounts with investment strategies           would reflect economies of scale at
Unless otherwise stated, information         comparable to those of the Fund,              higher asset levels and that it was not
presented below is as of June 27, 2006       although the total advisory fees for          necessary to change the advisory fee
and does not reflect any changes that        such variable insurance fund were above       breakpoints in the Fund's advisory fee
may have occurred since June 27, 2006,       those for the Fund; and (iv) above the        schedule.
including but not limited to changes to      total advisory fee rates for 78
the Fund's performance, advisory fees,       separately managed accounts/wrap              o Investments in affiliated money
expense limitations and/or fee waivers.      accounts managed by an AIM affiliate          market funds. The Board also took into
                                             with investment strategies comparable to      account the fact that uninvested cash
o The nature and extent of the               those of the Fund and comparable to or        and cash collateral from securities
advisory services to be provided by AIM.     below the total advisory fee rates for        lending arrangements, if any
The Board reviewed the services to be        10 separately managed accounts/wrap           (collectively, "cash balances") of the
provided by AIM under the Advisory           accounts managed by an AIM affiliate          Fund may be invested in money market
Agreement. Based on such review, the         with investment strategies comparable to      funds advised by AIM pursuant to the
Board concluded that the range of            those of the Fund. The Board noted that       terms of an SEC exemptive order. The
services to be provided by AIM under the     AIM has agreed to limit the Fund's total      Board found that the Fund may realize
Advisory Agreement was appropriate and       annual operating expenses, as discussed       certain benefits upon investing cash
that AIM currently is providing services     below. Based on this review, the Board        balances in AIM advised money market
in accordance with the terms of the          concluded that the advisory fee rate          funds, including a higher net return,
Advisory Agreement.                          under the Advisory Agreement was fair         increased liquidity, increased
                                             and reasonable.                               diversification or decreased transaction
o The quality of services to be                                                            costs. The Board also found that the
provided by AIM. The Board reviewed the      o Fees relative to those of comparable        Fund will not receive reduced services
credentials and experience of the            funds with other advisors. The Board          if it invests its cash balances in such
officers and employees of AIM who will       reviewed the advisory fee rate for the        money mar-
provide invest-                              Fund under the Advisory Agreement. The
                                                                                                                        (continued)

AIM Structured Core Fund

ket funds. The Board noted that, to the      employed by AIM and its affiliates to         Fund. Based on the review of these and
extent the Fund invests uninvested cash      provide those services. Based on the          other factors, the Board concluded that
in affiliated money market funds, AIM        review of these and other factors, the        the quality of services to be provided
has voluntarily agreed to waive a            Board concluded that AIM and its              by the Sub-Advisor was appropriate and
portion of the advisory fees it receives     affiliates were qualified to continue to      that the Sub-Advisor currently is
from the Fund attributable to such           provide non-investment advisory services      providing satisfactory services in
investment. The Board further determined     to the Fund, including administrative,        accordance with the terms of the Sub-
that the proposed securities lending         transfer agency and distribution              Advisory Agreement.
program and related procedures with          services, and that AIM and its
respect to the lending Fund is in the        affiliates currently are providing            o The performance of the Fund relative
best interests of the lending Fund and       satisfactory non-investment advisory          to comparable funds. Not applicable
its respective shareholders. The Board       services.                                     because the Fund has not been in
therefore concluded that the investment                                                    operation for a full calendar year.
of cash collateral received in               o Other factors and current trends.
connection with the securities lending       The Board considered the steps that AIM       o The performance of the Fund relative
program in the money market funds            and its affiliates have taken over the        to indices. Not applicable because the
according to the procedures is in the        last several years, and continue to           Fund has not been in operation for a
best interests of the lending Fund and       take, in order to improve the quality         full calendar year.
its respective shareholders.                 and efficiency of the services they
                                             provide to the Funds in the areas of          o Meetings with the Fund's portfolio
o Independent written evaluation and         investment performance, product line          managers and investment personnel. With
recommendations of the Fund's Senior         diversification, distribution, fund           respect to the Fund, the Board is
Officer. The Board noted that, upon          operations, shareholder services and          meeting periodically with such Fund's
their direction, the Senior Officer of       compliance. The Board concluded that          portfolio managers and/or other
the Fund, who is independent of AIM and      these steps taken by AIM have improved,       investment personnel and believes that
AIM's affiliates, had prepared an            and are likely to continue to improve,        such individuals are competent and able
independent written evaluation in order      the quality and efficiency of the             to continue to carry out their
to assist the Board in determining the       services AIM and its affiliates provide       responsibilities under the Sub-Advisory
reasonableness of the proposed               to the Fund in each of these areas, and       Agreement.
management fees of the AIM Funds,            support the Board's approval of the
including the Fund. The Board noted that     continuance of the Advisory Agreement         o Overall performance of the
the Senior Officer's written evaluation      for the Fund.                                 Sub-Advisor. Not applicable because the
had been relied upon by the Board in                                                       Fund has not been in operation for a
this regard in lieu of a competitive         APPROVAL OF SUB-ADVISORY AGREEMENT            full calendar year.
bidding process. In determining whether
to continue the Advisory Agreement for       The Board oversees the management of the      o Fees relative to those of clients of
the Fund, the Board considered the           Fund and, as required by law, determines      the Sub-Advisor with comparable
Senior Officer's written evaluation.         annually whether to approve the               investment strategies. The Board
                                             continuance of the Fund's sub-advisory        reviewed the sub-advisory fee rate for
o Profitability of AIM and its               agreement. Based upon the recommendation      the Fund under the Sub-Advisory
affiliates. The Board reviewed               of the Investments Committee of the           Agreement and the sub-advisory fees paid
information concerning the profitability     Board, at a meeting held on June 27,          thereunder. The Board noted that this
of AIM's (and its affiliates')               2006, the Board, including all of the         rate was comparable to or above the
investment advisory and other activities     independent trustees, approved the            total advisory fee rates for seven
and its financial condition. The Board       continuance of the sub-advisory agreement     separately managed accounts/wrap
considered the overall profitability of      (the "Sub-Advisory Agreement") between        accounts managed by the Sub-Advisor with
AIM. The Board noted that AIM's              INVESCO Institutional (N.A.), Inc. (the       investment strategies comparable to
operations remain profitable, although       "Sub-Advisor") and AIM with respect to        those of the Fund and below the total
increased expenses in recent years have      the Fund for another year, effective          advisory fee rates for 81 separately
reduced AIM's profitability. Based on        July 1, 2006.                                 managed accounts/wrap accounts managed
the review of the profitability of AIM's                                                   by the Sub-Advisor with investment
and its affiliates' investment advisory      The Board considered the factors              strategies comparable to those of the
and other activities and its financial       discussed below in evaluating the             Fund. The Board noted that AIM has
condition, the Board concluded that the      fairness and reasonableness of the            agreed to limit the Fund's total annual
compensation to be paid by the Fund to       Sub-Advisory Agreement at the meeting on      operating expenses. The Board also
AIM under its Advisory Agreement was not     June 27, 2006 and as part of the Board's      considered the services to be provided
excessive.                                   ongoing oversight of the Fund. In their       by the Sub-Advisor pursuant to the
                                             deliberations, the Board and the              Sub-Advisory Agreement and the services
o Benefits of soft dollars to AIM. The       independent trustees did not identify         to be provided by AIM pursuant to the
Board considered the benefits realized       any particular factor that was                Advisory Agreement, as well as the
by AIM as a result of brokerage              controlling, and each trustee attributed      allocation of fees between AIM and the
transactions executed through "soft          different weights to the various              Sub-Advisor pursuant to the Sub-Advisory
dollar" arrangements. Under these            factors.                                      Agreement. The Board noted that the
arrangements, brokerage commissions paid                                                   sub-advisory fees have no direct effect
by the Fund and/or other funds advised       The discussion below serves as a              on the Fund or its shareholders, as they
by AIM are used to pay for research and      discussion of the material factors and        are paid by AIM to the Sub-Advisor, and
execution services. This research may be     the conclusions with respect thereto          that AIM and the Sub-Advisor are
used by AIM in making investment             that formed the basis for the Board's         affiliates. Based on this review, the
decisions for the Fund. The Board            approval of the Sub-Advisory Agreement.       Board concluded that the sub-advisory
concluded that such arrangements were        After consideration of all of the             fee rate under the Sub-Advisory
appropriate.                                 factors below and based on its informed       Agreement was fair and reasonable.
                                             business judgment, the Board determined
o AIM's financial soundness in light         that the Sub-Advisory Agreement is in         o Profitability of AIM and its
of the Fund's needs. The Board               the best interests of the Fund and its        affiliates. The Board reviewed
considered whether AIM is financially        shareholders and that the compensation        information concerning the profitability
sound and has the resources necessary to     to the Sub-Advisor under the                  of AIM's (and its affiliates')
perform its obligations under the            Sub-Advisory Agreement is fair and            investment advisory and other activities
Advisory Agreement, and concluded that       reasonable.                                   and its financial condition. The Board
AIM has the financial resources                                                            considered the overall profitability of
necessary to fulfill its obligations         Unless otherwise stated, information          AIM. The Board noted that AIM's
under the Advisory Agreement.                presented below is as of June 27, 2006        operations remain profitable, although
                                             and does not reflect any changes that         increased expenses in recent years have
o Historical relationship between the        may have occurred since June 27, 2006,        reduced AIM's profitability. Based on
Fund and AIM. In determining whether to      including but not limited to changes to       the review of the profitability of AIM's
approve the Advisory Agreement for the       the Fund's performance.                       and its affiliates' investment advisory
Fund, the Board also considered the                                                        and other activities and its financial
prior relationship between AIM and the       o The nature and extent of the                condition, the Board concluded that the
Fund, as well as the Board's knowledge       advisory services to be provided by the       compensation to be paid by the Fund to
of AIM's operations, and concluded that      Sub-Advisor. The Board reviewed the           AIM under its Advisory Agreement was not
it was beneficial to maintain the            services to be provided by the                excessive.
current relationship, in part, because       Sub-Advisor under the Sub-Advisory
of such knowledge. The Board also            Agreement. Based on such review, the          o The Sub-Advisor's financial
reviewed the general nature of the           Board concluded that the range of             soundness in light of the Fund's needs.
non-investment advisory services             services to be provided by the                The Board considered whether the
currently performed by AIM and its           Sub-Advisor under the Sub-Advisory            Sub-Advisor is financially sound and has
affiliates, such as administrative,          Agreement was appropriate and that the        the resources necessary to perform its
transfer agency and distribution             Sub-Advisor currently is providing            obligations under the Sub-Advisory
services, and the fees received by AIM       services in accordance with the terms of      Agreement, and concluded that the Sub-
and its affiliates for performing such       the Sub-Advisory Agreement.                   Advisor has the financial resources
services. In addition to reviewing such                                                    necessary to fulfill its obligations
services, the trustees also considered       o The quality of services to be               under the Sub-Advisory Agreement.
the organizational structure                 provided by the Sub-Advisor. The Board
                                             reviewed the credentials and experience
                                             of the officers and employees of the
                                             Sub-Advisor who will provide investment
                                             advisory services to the

SUPPLEMENT TO ANNUAL REPORT DATED 8/31/06

AIM STRUCTURED CORE FUND


=======================================      ==========================================        PLEASE NOTE THAT PAST PERFORMANCE
INSTITUTIONAL CLASS SHARES                   CUMULATIVE TOTAL RETURNS                     IS NOT INDICATIVE OF FUTURE RESULTS.
                                             For periods ended 8/31/06                    MORE RECENT RETURNS MAY BE MORE OR LESS
The following information has been                                                        THAN THOSE SHOWN. ALL RETURNS ASSUME
prepared to provide Institutional Class      Inception (3/31/06)                 2.00%    REINVESTMENT OF DISTRIBUTIONS AT NAV.
overview shareholders with a                 ==========================================   INVESTMENT RETURN AND PRINCIPAL VALUE
performance specific to their holdings.      CUMULATIVE TOTAL RETURNS                     WILL FLUCTUATE SO YOUR SHARES, WHEN
Institutional Class shares are offered       For periods ended 6/30/06, most recent       REDEEMED, MAY BE WORTH MORE OR LESS THAN
exclusively to institutional investors,      calendar quarter-end                         THEIR ORIGINAL COST. SEE FULL REPORT FOR
including defined contribution plans                                                      INFORMATION ON COMPARATIVE BENCHMARKS.
that meet certain criteria.                  Inception (3/31/06)               --1.10%    PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             ==========================================   MORE INFORMATION. FOR THE MOST CURRENT
                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES     MONTH-END PERFORMANCE, PLEASE CALL
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET     800-451-4246 OR VISIT
                                             ASSET VALUE (NAV). PERFORMANCE OF            AIMINVESTMENTS.COM.
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES           HAD THE ADVISOR NOT WAIVED FEES
                                             PRIMARILY DUE TO DIFFERING SALES CHARGES     AND/OR REIMBURSED EXPENSES, PERFORMANCE
                                             AND CLASS EXPENSES.                          WOULD HAVE BEEN LOWER.






======================================
NASDAQ SYMBOL                  SCIUX
======================================


Over for information on your Fund's expenses.

======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

[YOUR GOALS.OUR SOLUTIONS.]               [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                      --Registered Trademark--




AIMinvestments.com     SCOR-INS-1    A I M Distributors, Inc.

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      may use the information in this table,       about hypothetical account values and
                                             together with the amount you invested,       hypothetical expenses based on the
As a shareholder of the Fund, you incur      to estimate the expenses that you paid       Fund's actual expense ratio and an
ongoing costs. This example is intended      over the period. Simply divide your          assumed rate of return of 5% per year
to help you understand your ongoing          account value by $1,000 (for example, an     before expenses, which is not the Fund's
costs (in dollars) of investing in the       $8,600 account value divided by $1,000 =     actual return.
Fund and to compare these costs with         8.6), then multiply the result by the
ongoing costs of investing in other          number in the table under the heading        The hypothetical account values and
mutual funds. The actual ending account      entitled "Actual Expenses Paid During        expenses may not be used to estimate the
value and expenses in the below example      Period" to estimate the expenses you         actual ending account balance or
are based on an investment of $1,000         paid on your account during the period,      expenses you paid for the period. You
invested on March 31, 2006 (the date the     March 31, 2006, through August 31, 2006.     may use this information to compare the
share class commenced operations) and        Because the actual ending account value      ongoing costs of investing in the Fund
held through August 31, 2006. The            and expense information in the example       and other funds. To do so, compare this
hypothetical ending account value and        is not based upon a six month period,        5% hypothetical example with the 5%
expenses in the below example are based      the ending account value and expense         hypothetical examples that appear in the
on an investment of $1,000 invested at       information may not provide a meaningful     shareholder reports of the other funds.
the beginning of the period and held for     comparison to mutual funds that provide
the entire six month period March 1,         such information for a full six month        Please note that the expenses shown in
2006, through August 31, 2006.               period.                                      the table are meant to highlight your
                                                                                          ongoing costs only. Therefore, the
ACTUAL EXPENSES                              HYPOTHETICAL EXAMPLE FOR                     hypothetical information is useful in
                                             COMPARISON PURPOSES                          comparing ongoing costs only, and will
The table below provides information                                                      not help you determine the relative
about actual account values and actual       The table below also provides                total costs of owning different funds.
expenses. You                                information
====================================================================================================================================
                                                    ACTUAL                            HYPOTHETICAL
                                                                           (5% ANNUAL RETURN BEFORE EXPENSES)
                      BEGINNING           ENDING             EXPENSES           ENDING             EXPENSES         ANNUALIZED
    SHARE           ACCOUNT VALUE      ACCOUNT VALUE        PAID DURING      ACCOUNT VALUE        PAID DURING         EXPENSE
    CLASS            (3/1/06)(1)       (8/31/06)(1)          PERIOD(2)         (8/31/06)           PERIOD(3)           RATIO
Institutional         $1,000.00          $1,020.00            $3.41            $1,021.17            $4.08              0.80%

(1)  The actual ending account value is based on the actual total return of the Fund for the period March 31, 2006, through August
     31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses over the six month period March 1, 2006, through August
     31, 2006.

(2)  Actual expenses are equal to the annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 154 (March 31, 2006, through August 31, 2006)/365. Because the share class has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

(3)  Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Institutional class shares of the Fund and other funds because such data is based on a full six month period.
====================================================================================================================================

AIMinvestments.com         SCOR-INS-1       A I M Distributors, Inc.

AIM Structured Core Fund

SCHEDULE OF INVESTMENTS

August 31, 2006

                                               SHARES     VALUE
------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-99.07%

AEROSPACE & DEFENSE-5.04%

Boeing Co. (The)                                 850    $   63,665
------------------------------------------------------------------
Lockheed Martin Corp.                            800        66,080
------------------------------------------------------------------
Raytheon Co.                                     100         4,721
------------------------------------------------------------------
United Technologies Corp.                        650        40,761
==================================================================
                                                           175,227
==================================================================

AIR FREIGHT & LOGISTICS-1.92%

United Parcel Service, Inc.-Class B              950        66,547
==================================================================

AIRLINES-0.57%

Southwest Airlines Co.                         1,150        19,918
==================================================================

APPAREL RETAIL-0.33%

American Eagle Outfitters, Inc.                  300        11,589
==================================================================

APPLICATION SOFTWARE-2.04%

BEA Systems, Inc.(a)                           1,850        25,400
------------------------------------------------------------------
Intuit Inc.(a)                                 1,500        45,330
==================================================================
                                                            70,730
==================================================================

BIOTECHNOLOGY-0.90%

Biogen Idec Inc.(a)                              200         8,828
------------------------------------------------------------------
Celgene Corp.(a)                                 550        22,380
==================================================================
                                                            31,208
==================================================================

BROADCASTING & CABLE TV-0.21%

CBS Corp.-Class B                                250         7,138
==================================================================

BUILDING PRODUCTS-0.12%

Masco Corp.                                      150         4,112
==================================================================

COMMUNICATIONS EQUIPMENT-2.29%

Cisco Systems, Inc.(a)                           800        17,592
------------------------------------------------------------------
Motorola, Inc.                                 2,650        61,957
==================================================================
                                                            79,549
==================================================================

COMPUTER & ELECTRONICS RETAIL-1.26%

Best Buy Co., Inc.                               300        14,100
------------------------------------------------------------------
Circuit City Stores, Inc.                      1,250        29,513
==================================================================
                                                            43,613
==================================================================

COMPUTER HARDWARE-3.74%

Hewlett-Packard Co.                            2,450        89,572
------------------------------------------------------------------
International Business Machines Corp.            500        40,485
==================================================================
                                                           130,057
==================================================================

COMPUTER STORAGE & PERIPHERALS-0.74%

QLogic Corp.(a)                                1,400        25,732
==================================================================

                                               SHARES     VALUE
------------------------------------------------------------------

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.33%

Cummins Inc.                                     100    $   11,482
==================================================================

CONSUMER FINANCE-0.54%

AmeriCredit Corp.(a)                             800        18,792
==================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.58%

Electronic Data Systems Corp.                    750        17,873
------------------------------------------------------------------
Sabre Holdings Corp.-Class A                     100         2,192
==================================================================
                                                            20,065
==================================================================

DEPARTMENT STORES-1.77%

Dillard's, Inc.-Class A                          150         4,677
------------------------------------------------------------------
J.C. Penney Co., Inc.                            900        56,736
==================================================================
                                                            61,413
==================================================================

ELECTRIC UTILITIES-0.21%

American Electric Power Co., Inc.                200         7,296
==================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.77%

Emerson Electric Co.                             750        61,613
==================================================================

FOOD RETAIL-1.82%

Kroger Co. (The)                               2,650        63,096
==================================================================

GENERAL MERCHANDISE STORES-0.32%

Big Lots, Inc.(a)                                600        11,010
==================================================================

HEALTH CARE DISTRIBUTORS-1.83%

AmerisourceBergen Corp.                        1,150        50,784
------------------------------------------------------------------
McKesson Corp.                                   250        12,700
==================================================================
                                                            63,484
==================================================================

HOME IMPROVEMENT RETAIL-0.30%

Home Depot, Inc. (The)                           300        10,287
==================================================================

HOUSEHOLD PRODUCTS-0.18%

Procter & Gamble Co. (The)                       100         6,190
==================================================================

HOUSEWARES & SPECIALTIES-0.27%

Newell Rubbermaid Inc.                           350         9,447
==================================================================

HYPERMARKETS & SUPER CENTERS-1.48%

Wal-Mart Stores, Inc.                          1,150        51,428
==================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-2.62%

AES Corp. (The)(a)                               550        11,682
------------------------------------------------------------------
TXU Corp.                                      1,200        79,452
==================================================================
                                                            91,134
==================================================================

AIM Structured Core Fund

                                               SHARES     VALUE
------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES-3.34%

3M Co.                                           550    $   39,435
------------------------------------------------------------------
General Electric Co.                           1,900        64,714
------------------------------------------------------------------
Tyco International Ltd.                          450        11,767
==================================================================
                                                           115,916
==================================================================

INDUSTRIAL MACHINERY-1.52%

Illinois Tool Works Inc.                       1,200        52,680
==================================================================

INSURANCE BROKERS-0.40%

Aon Corp.                                        400        13,828
==================================================================

INTEGRATED OIL & GAS-5.69%

Exxon Mobil Corp.                              2,800       189,476
------------------------------------------------------------------
Marathon Oil Corp.                               100         8,350
==================================================================
                                                           197,826
==================================================================

INTEGRATED TELECOMMUNICATION SERVICES-2.34%

BellSouth Corp.                                  300        12,216
------------------------------------------------------------------
Qwest Communications International Inc.(a)     7,850        69,158
==================================================================
                                                            81,374
==================================================================

INTERNET RETAIL-0.16%

IAC/InterActiveCorp.(a)                          200         5,696
==================================================================

INTERNET SOFTWARE & SERVICES-1.96%

Google Inc.-Class A(a)                           180        68,135
==================================================================

INVESTMENT BANKING & BROKERAGE-7.44%

Goldman Sachs Group, Inc. (The)                  450        66,892
------------------------------------------------------------------
Lehman Brothers Holdings Inc.                    950        60,620
------------------------------------------------------------------
Merrill Lynch & Co., Inc.                        750        55,148
------------------------------------------------------------------
Morgan Stanley                                 1,150        75,658
==================================================================
                                                           258,318
==================================================================

LIFE & HEALTH INSURANCE-0.05%

UnumProvident Corp.                              100         1,895
==================================================================

LIFE SCIENCES TOOLS & SERVICES-0.40%

Applera Corp.-Applied Biosystems Group           450        13,793
==================================================================

MANAGED HEALTH CARE-0.75%

Aetna Inc.                                       700        26,089
==================================================================

MOTORCYCLE MANUFACTURERS-0.08%

Harley-Davidson, Inc.                             50         2,926
==================================================================

MULTI-LINE INSURANCE-3.96%

American International Group, Inc.             1,550        98,921
------------------------------------------------------------------
Loews Corp.                                    1,000        38,480
==================================================================
                                                           137,401
==================================================================

                                               SHARES     VALUE
------------------------------------------------------------------

MULTI-UTILITIES-4.10%

CenterPoint Energy, Inc.                         950    $   13,727
------------------------------------------------------------------
Duke Energy Corp.                              1,600        48,000
------------------------------------------------------------------
PG&E Corp.                                     1,400        58,702
------------------------------------------------------------------
Xcel Energy, Inc.                              1,050        21,840
==================================================================
                                                           142,269
==================================================================

OIL & GAS EQUIPMENT & SERVICES-0.32%

BJ Services Co.                                  250         8,577
------------------------------------------------------------------
Cameron International Corp.(a)                    50         2,396
==================================================================
                                                            10,973
==================================================================

OIL & GAS REFINING & MARKETING-2.41%

Sunoco, Inc.                                      50         3,596
------------------------------------------------------------------
Tesoro Corp.                                     350        22,613
------------------------------------------------------------------
Valero Energy Corp.                            1,000        57,400
==================================================================
                                                            83,609
==================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-5.15%

Bank of America Corp.                            900        46,323
------------------------------------------------------------------
Citigroup Inc.                                 2,550       125,842
------------------------------------------------------------------
JPMorgan Chase & Co.                             150         6,849
==================================================================
                                                           179,014
==================================================================

PAPER PACKAGING-0.83%

Temple-Inland Inc.                               650        28,938
==================================================================

PHARMACEUTICALS-5.37%

Johnson & Johnson                                 50         3,233
------------------------------------------------------------------
King Pharmaceuticals, Inc.(a)                  1,400        22,708
------------------------------------------------------------------
Merck & Co. Inc.                               1,000        40,550
------------------------------------------------------------------
Pfizer Inc.                                    4,350       119,886
==================================================================
                                                           186,377
==================================================================

RAILROADS-0.06%

Norfolk Southern Corp.                            50         2,137
==================================================================

RESIDENTIAL REIT'S-0.87%

AvalonBay Communities, Inc.                      250        30,250
==================================================================

RETAIL REIT'S-1.39%

Kimco Realty Corp.                               550        22,853
------------------------------------------------------------------
Simon Property Group, Inc.                       300        25,437
==================================================================
                                                            48,290
==================================================================

SEMICONDUCTOR EQUIPMENT-0.94%

Lam Research Corp.(a)                            450        19,256
------------------------------------------------------------------
MEMC Electronic Materials, Inc.(a)               350        13,538
==================================================================
                                                            32,794
==================================================================

AIM Structured Core Fund

                                               SHARES     VALUE
------------------------------------------------------------------

SEMICONDUCTORS-2.55%

LSI Logic Corp.(a)                               600    $    4,830
------------------------------------------------------------------
Micron Technology, Inc.(a)                     1,400        24,192
------------------------------------------------------------------
NVIDIA Corp.(a)                                2,050        59,675
==================================================================
                                                            88,697
==================================================================

SOFT DRINKS-4.22%

Coca-Cola Co. (The)                            1,450        64,974
------------------------------------------------------------------
PepsiCo, Inc.                                  1,250        81,600
==================================================================
                                                           146,574
==================================================================

SPECIALIZED REIT'S-0.60%

Host Hotels & Resorts Inc.                       150         3,381
------------------------------------------------------------------
Public Storage, Inc.                             200        17,330
==================================================================
                                                            20,711
==================================================================

SPECIALTY STORES-0.58%

Office Depot, Inc.(a)                            550        20,262
==================================================================

STEEL-1.97%

Nucor Corp.                                    1,100        53,757
------------------------------------------------------------------
United States Steel Corp.                        250        14,542
==================================================================
                                                            68,299
==================================================================

                                               SHARES     VALUE
------------------------------------------------------------------

SYSTEMS SOFTWARE-2.78%

BMC Software, Inc.(a)                            250    $    6,655
------------------------------------------------------------------
Microsoft Corp.                                3,500        89,915
==================================================================
                                                            96,570
==================================================================

THRIFTS & MORTGAGE FINANCE-0.90%

Fannie Mae                                       300        15,795
------------------------------------------------------------------
Freddie Mac                                      200        12,720
------------------------------------------------------------------
MGIC Investment Corp.                             50         2,894
==================================================================
                                                            31,409
==================================================================

TOBACCO-2.76%

Altria Group, Inc.                             1,150        96,059
==================================================================
TOTAL INVESTMENTS-99.07% (Cost $3,337,861)               3,441,266
==================================================================
OTHER ASSETS LESS LIABILITIES-0.93%                         32,204
==================================================================
NET ASSETS-100.00%                                      $3,473,470
__________________________________________________________________
==================================================================

Investment Abbreviations:

REIT  - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Structured Core Fund

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, at value (cost $3,337,861)          $3,441,266
-----------------------------------------------------------
Cash                                                 33,480
-----------------------------------------------------------
Dividends receivable                                  7,515
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                   74
-----------------------------------------------------------
Other assets                                         74,390
===========================================================
    Total assets                                  3,556,725
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Trustee deferred compensation and retirement
    plans                                                74
-----------------------------------------------------------
  Fund expenses advanced                             37,228
-----------------------------------------------------------
Accrued distribution fees                             4,450
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            2,265
-----------------------------------------------------------
Accrued operating expenses                           39,238
===========================================================
    Total liabilities                                83,255
===========================================================
Net assets applicable to shares outstanding      $3,473,470
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $3,365,713
-----------------------------------------------------------
Undistributed net investment income                  50,421
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                             (46,069)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                        103,405
===========================================================
                                                 $3,473,470
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                          $  985,267
___________________________________________________________
===========================================================
Class B                                          $  640,268
___________________________________________________________
===========================================================
Class C                                          $  625,023
___________________________________________________________
===========================================================
Class R                                          $  610,811
___________________________________________________________
===========================================================
Institutional Class                              $  612,101
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                              96,676
___________________________________________________________
===========================================================
Class B                                              63,030
___________________________________________________________
===========================================================
Class C                                              61,527
___________________________________________________________
===========================================================
Class R                                              60,001
___________________________________________________________
===========================================================
Institutional Class                                  60,001
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                      $    10.19
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $10.19 divided by
      94.50%)                                    $    10.78
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share   $    10.16
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share   $    10.16
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share   $    10.18
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share   $    10.20
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Structured Core Fund

STATEMENT OF OPERATIONS

For the period March 31, 2006 (date operations commenced) through August 31,
2006

INVESTMENT INCOME:

Dividends                                                       $  24,882
-------------------------------------------------------------------------
Interest                                                            2,001
=========================================================================
    Total investment income                                        26,883
=========================================================================

EXPENSES:

Advisory fees                                                       8,256
-------------------------------------------------------------------------
Administrative services fees                                       21,096
-------------------------------------------------------------------------
Custodian fees                                                      3,049
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                             890
-------------------------------------------------------------------------
  Class B                                                           2,612
-------------------------------------------------------------------------
  Class C                                                           2,560
-------------------------------------------------------------------------
  Class R                                                           1,256
-------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                                  560
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                   10
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           6,115
-------------------------------------------------------------------------
Registration and filing fees                                       41,072
-------------------------------------------------------------------------
Professional services fees                                         47,608
-------------------------------------------------------------------------
Other                                                              12,332
=========================================================================
    Total expenses                                                147,416
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                   (129,773)
=========================================================================
    Net expenses                                                   17,643
=========================================================================
Net investment income                                               9,240
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain (loss) from investment securities               (46,069)
=========================================================================
Change in net unrealized appreciation of investment
  securities                                                      103,405
=========================================================================
Net gain from investment securities                                57,336
=========================================================================
Net increase in net assets resulting from operations            $  66,576
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Structured Core Fund

STATEMENT OF CHANGES IN NET ASSETS

For the period March 31, 2006 (date operations commenced) through August 31,
2006

                                                                 2006
------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    9,240
------------------------------------------------------------------------
  Net realized gain (loss) from investment securities            (46,069)
------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                   103,405
========================================================================
    Net increase in net assets resulting from operations          66,576
========================================================================
Share transactions-net:
  Class A                                                        960,946
------------------------------------------------------------------------
  Class B                                                        630,331
------------------------------------------------------------------------
  Class C                                                        615,597
------------------------------------------------------------------------
  Class R                                                        600,010
------------------------------------------------------------------------
  Institutional Class                                            600,010
========================================================================
    Net increase in net assets resulting from share
     transactions                                              3,406,894
========================================================================
    Net increase in net assets                                 3,473,470
========================================================================

NET ASSETS:

  Beginning of year                                                   --
========================================================================
  End of year (including undistributed net investment income
    of $50,421)                                               $3,473,470
________________________________________________________________________
========================================================================

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Structured Core Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund commenced operations on March 31, 2006.

    The Fund's investment objective is to provide long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon

AIM Structured Core Fund

     rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in

AIM Structured Core Fund

     the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.60%
--------------------------------------------------------------------
Next $250 million                                             0.575%
--------------------------------------------------------------------
Next $500 million                                             0.55%
--------------------------------------------------------------------
Next $1.5 billion                                             0.525%
--------------------------------------------------------------------
Next $2.5 billion                                             0.50%
--------------------------------------------------------------------
Next $2.5 billion                                             0.475%
--------------------------------------------------------------------
Next $2.5 billion                                             0.45%
--------------------------------------------------------------------
Over $10 billion                                              0.425%
 ___________________________________________________________________
====================================================================


    Under the terms of a master sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO"), AIM pays INVESCO 40% of the amount of AIM's compensation on the sub-advised assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.00%, 1.75%, 1.75%, 1.25% and 0.75% of average daily net assets, respectively, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the period March 31, 2006 (date operations commenced) through August 31, 2006, AIM waived advisory fees and reimbursed expenses of $128,499 and reimbursed class level expenses of $157, $115, $112, $110 and $10 for Class A, Class B, Class C, Class R and Institutional Class shares, respectively.

    At August 31, 2006, the advisor advanced to the Fund $37,228 for the payments of Fund expenses.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the period March 31, 2006 (date operations commenced) through August 31, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the period March 31, 2006 (date operations commenced) through August 31, 2006, AIM was paid $21,096.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the period March 31, 2006 (date operations commenced) through August 31, 2006, the Fund paid AIS $560 for Class A, Class B, Class C and Class R share classes and $10 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period March 31, 2006 (date operations commenced) through August 31, 2006, the Class A, Class B, Class C and Class R shares paid $890, $2,612, $2,560 and $1,256, respectively.

AIM Structured Core Fund


    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period March 31, 2006 (date operations commenced) through August 31, 2006, ADI advised the Fund that it retained $421 in front-end sales commissions from the sale of Class A shares and $0 from Class A, Class B, Class C and Class R shares, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the period March 31, 2006 (date operations commenced) through August 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $770.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the period March 31, 2006 (date operations commenced) through August 31, 2006, the Fund paid legal fees of $571 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceed 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the period March 31, 2006 (date operations commenced) through August 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

AIM Structured Core Fund

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the period March 31, 2006 (date operations commenced) through August 31, 2006.


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                                                                   2006
--------------------------------------------------------------------------
Undistributed ordinary income                                   $   50,486
--------------------------------------------------------------------------
Unrealized appreciation -- investments                             101,090
--------------------------------------------------------------------------
Temporary book/tax differences                                         (65)
--------------------------------------------------------------------------
Capital loss carryforward                                          (43,754)
--------------------------------------------------------------------------
Shares of beneficial interest                                    3,365,713
==========================================================================
  Total net assets                                              $3,473,470
__________________________________________________________________________
==========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2014                                                    $43,754
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the period March 31, 2006 (date operations commenced) through August 31, 2006 was $4,193,336 and $809,406, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $195,405
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (94,315)
==============================================================================
Net unrealized appreciation of investment securities                $101,090
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $3,340,176.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of costs incurred during the startup period of the Fund, on August 31, 2006, undistributed net investment income (loss) was increased by $41,181 and shares of beneficial interest decreased by $41,181. This reclassification had no effect on the net assets of the Fund.

AIM Structured Core Fund

NOTE 9--SHARE INFORMATION


The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are sold without a sales charge. In addition, under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                           CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------
                                                                  MARCH 31, 2006
                                                                 (DATE OPERATIONS
                                                                    COMMENCED)
                                                                THROUGH AUGUST 31,
                                                                     2006(a)
                                                              ----------------------
                                                               SHARES       AMOUNT
------------------------------------------------------------------------------------
Sold:
  Class A                                                       98,774    $  981,684
------------------------------------------------------------------------------------
  Class B                                                       66,127       660,015
------------------------------------------------------------------------------------
  Class C                                                       61,527       615,597
------------------------------------------------------------------------------------
  Class R                                                       60,001       600,010
------------------------------------------------------------------------------------
  Institutional Class                                           60,001       600,010
====================================================================================
Reacquired:
  Class A                                                       (2,098)      (20,738)
------------------------------------------------------------------------------------
  Class B                                                       (3,097)      (29,684)
====================================================================================
                                                               341,235    $3,406,894
____________________________________________________________________________________
====================================================================================

(a)  88% of the outstanding shares of the Fund are owned by AIM.

NOTE 10--NEW ACCOUNTING STANDARD


In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                               CLASS A                  CLASS B               CLASS C               CLASS R
                                         -------------------      -------------------   -------------------   -------------------
                                         MARCH 31, 2006           MARCH 31, 2006        MARCH 31, 2006        MARCH 31, 2006
                                         (DATE OPERATIONS         (DATE OPERATIONS      (DATE OPERATIONS      (DATE OPERATIONS
                                          COMMENCED)               COMMENCED)            COMMENCED)            COMMENCED)
                                         THROUGH AUGUST 31,       THROUGH AUGUST 31,    THROUGH AUGUST 31,    THROUGH AUGUST 31,
                                             2006                     2006                  2006                  2006
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $10.00                   $10.00                $10.00                $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          0.04                     0.01                  0.01                  0.03
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both
    realized and unrealized)                     0.15                     0.15                  0.15                  0.15
=================================================================================================================================
    Total from investment operations             0.19                     0.16                  0.16                  0.18
=================================================================================================================================
Net asset value, end of period                 $10.19                   $10.16                $10.16                $10.18
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                  1.90%                    1.60%                 1.60%                 1.80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                     $  985                   $  640                $  625                $  611
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                               1.06%(b)                 1.81%(b)              1.81%(b)              1.31%(b)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                              10.44%(b)                11.19%(b)             11.19%(b)             10.69%(b)
=================================================================================================================================
Ratio of net investment income to
  average net assets                             0.95%(b)                 0.20%(b)              0.20%(b)              0.70%(b)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(c)                         25%                      25%                   25%                   25%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if any, and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $844,458, $619,008, $606,705 and $595,292 for Class A, Class B, Class C and Class R, respectively.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Structured Core Fund

                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                  MARCH 31, 2006
                                                                 (DATE OPERATIONS
                                                                    COMMENCED)
                                                                      THROUGH
                                                                    AUGUST 31,
                                                                       2006
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $10.00
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.05
-----------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                0.15
===================================================================================
    Total from investment operations                                    0.20
===================================================================================
Net asset value, end of period                                        $10.20
___________________________________________________________________________________
===================================================================================
Total return(a)                                                         2.00%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $  612
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                        0.80%(b)
-----------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                    10.14%(b)
===================================================================================
Ratio of net investment income to average net assets                    1.21%(b)
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(c)                                                25%
___________________________________________________________________________________
===================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $595,921.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

AIM Structured Core Fund

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Structured Core Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Counselor Series Trust and Shareholders of AIM Structured Core Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Structured Core Fund (one of the funds constituting AIM Counselor Series Trust; hereafter referred to as the "Fund") at August 31, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the period March 31, 2006 (commencement of operations) through August 31, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 26, 2006
Houston, Texas

AIM Structured Core Fund

TAX DISCLOSURES

U.S. ESTATE TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarter ended August 31, 2006 is 0.96%.

AIM Structured Core Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Counselor Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     2003           Director and Chairman, A I M Management    None
   Trustee and Vice Chair                         Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

   Philip A. Taylor(2) -- 1954     2006           Director, Chief Executive Officer and      None
   Trustee, President and                         President, A I M Management Group Inc.,
   Principal                                      AIM Mutual Fund Dealer Inc., AIM Funds
   Executive Officer                              Management Inc. and 1371 Preferred Inc.;
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc. and AIM
                                                  GP Canada Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc.; Director, President
                                                  and Chairman, AVZ Callco Inc.; AMVESCAP
                                                  Inc. and AIM Canada Holdings Inc.;
                                                  Director and Chief Executive Officer,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; Trustee,
                                                  President and Principal Executive
                                                  Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and Trustee
                                                  and Executive Vice President, The AIM
                                                  Family of Funds--Registered Trademark--
                                                  (AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust only)

                                                  Formerly: President and Principal
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       2003           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            1983           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2003           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2000           Founder, Green, Manning & Bunch Ltd.,      None
   Trustee                                        (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2003           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          2003           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.

                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         2003           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      2003           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        2003           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              1997           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel, Jr. -- 1944    2005           Retired                                    Director, Mainstay VP Series
   Trustee                                                                                   Funds, Inc. (21 portfolios)
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Structured Core Fund



The address of each trustee and officer of AIM Counselor Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIP(S)
TRUST                              SINCE          DURING PAST 5 YEARS                       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Senior Vice President and Senior Officer  N/A
   Senior Vice President and                      of The AIM Family of Funds--Registered
   Senior Officer                                 Trademark--
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------

   John M. Zerr -- 1962            2006           Director, Senior Vice President,          N/A
   Senior Vice President, Chief                   Secretary and General Counsel, A I M
   Legal Officer and Secretary                    Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director, Vice President
                                                  and Secretary, INVESCO Distributors,
                                                  Inc.; Vice President and Secretary,
                                                  A I M Capital Management, Inc., AIM
                                                  Investment Services, Inc., and Fund
                                                  Management Company; Senior Vice
                                                  President and Secretary, A I M
                                                  Distributors, Inc.; Director, INVESCO
                                                  Funds Group Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Global Compliance Director, AMVESCAP      N/A
   Vice President                                 PLC; and Vice President of The AIM
                                                  Family of Funds--Registered Trademark--

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and The AIM Family
                                                  of Funds--Registered Trademark--; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Vice President, AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company; Senior Vice
                                                  President and Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; and Senior Vice President
                                                  and Compliance Director, Delaware
                                                  Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Senior Vice President and General
   Vice President                                 Counsel, AMVESCAP PLC; Director, INVESCO
                                                  Funds Group, Inc.; and Vice President of
                                                  The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Director, General Counsel, and  N/A
                                                  Vice President Fund Management Company;
                                                  Director, Senior Vice President,
                                                  Secretary and General Counsel, A I M
                                                  Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--; Chief
                                                  Executive Officer and President, INVESCO
                                                  Funds Group, Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc. and Liberty Funds Group,
                                                  LLC
------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M  N/A
   Vice President, Principal                      Advisors, Inc.; and Vice President,
   Financial Officer and                          Treasurer and Principal Officer of The
   Treasurer                                      AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief           N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, Senior Vice
                                                  President and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       2005           Director of Cash Management, Managing     N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and The AIM Family of
                                                  Funds--Registered Trademark--
------------------------------------------------------------------------------------------------------------------------------

   Todd L. Spillane -- 1958        2006           Senior Vice President, A I M Management   N/A
   Chief Compliance Officer                       Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND           INVESTMENT ADVISOR       DISTRIBUTOR             AUDITORS                SUB-ADVISOR
11 Greenway Plaza            A I M Advisors, Inc.     A I M Distributors,     PricewaterhouseCoopers  INVESCO Institutional (N.A.)
Suite 100                    11 Greenway Plaza        Inc.                    LLP                     One Midtown Plaza
Houston, TX 77046-1173       Suite 100                11 Greenway Plaza       1201 Louisiana Street   1360 Peachtree Street, N.E.
                             Houston, TX 77046-1173   Suite 100               Suite 2900              Suite 100
                                                      Houston, TX 77046-1173  Houston, TX 77002-5678  Atlanta, GA 30309-3262

COUNSEL TO THE FUND          COUNSEL TO THE           TRANSFER AGENT          CUSTODIAN
Ballard Spahr                INDEPENDENT TRUSTEES     AIM Investment          State Street Bank and
Andrews & Ingersoll, LLP     Kramer, Levin, Naftalis  Services, Inc.          Trust Company
1735 Market Street, 51st     & Frankel LLP            P.O. Box 4739           225 Franklin Street
Floor                        1177 Avenue of the       Houston, TX 77210-4739  Boston, MA 02110-2801
Philadelphia, PA 19103-7599  Americas
                             New York, NY 10036-2714



     DOMESTIC EQUITY                                    SECTOR EQUITY                           ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund          AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                             AIM Growth Allocation Fund
AIM Capital Development Fund                 AIM Financial Services Fund                 AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund                 AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund                 AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund
AIM Dynamics Fund                            AIM Leisure Fund                                  DIVERSIFIED PORTFOLIOS
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)                     AIM Income Allocation Fund
AIM Mid Cap Basic Value Fund                 AIM Technology Fund                         AIM International Allocation Fund
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund
AIM Opportunities I Fund
AIM Opportunities II Fund                               FIXED INCOME
AIM Opportunities III Fund
AIM S&P 500 Index Fund                       TAXABLE
AIM Select Equity Fund
AIM Small Cap Equity Fund                    AIM Enhanced Short Bond Fund
AIM Small Cap Growth Fund                    AIM Floating Rate Fund
AIM Structured Core Fund                     AIM High Yield Fund
AIM Structured Growth Fund                   AIM Income Fund
AIM Structured Value Fund                    AIM Intermediate Government Fund
AIM Summit Fund                              AIM International Bond Fund
AIM Trimark Endeavor Fund                    AIM Limited Maturity Treasury Fund
AIM Trimark Small Companies Fund             AIM Money Market Fund
                                             AIM Short Term Bond Fund
   INTERNATIONAL/GLOBAL EQUITY               AIM Total Return Bond Fund
                                             Premier Portfolio
AIM Asia Pacific Growth Fund                 Premier U.S. Government Money Portfolio
AIM China Fund
AIM Developing Markets Fund                  TAX-FREE
AIM European Growth Fund
AIM European Small Company Fund(1)           AIM High Income Municipal Fund(1)
AIM Global Aggressive Growth Fund            AIM Municipal Bond Fund
AIM Global Equity Fund                       AIM Tax-Exempt Cash Fund
AIM Global Growth Fund                       AIM Tax-Free Intermediate Fund
AIM Global Value Fund                        Premier Tax-Exempt Portfolio
AIM Japan Fund
AIM International Core Equity Fund           =======================================================================================
AIM International Growth Fund                CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
AIM International Small Company Fund(1)      FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
AIM Trimark Fund                             FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                             =======================================================================================

* Domestic equity and income fund

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

   If used after January 20, 2007, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $429 billion in assets under management. Data as of August 31, 2006.

AIMinvestments.com               SCOR-AR-1              A I M Distributors, Inc.







                                     YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
---------------------------------------------------------------------------------------
Mutual     Retirement   Annuities    College     Separately    Offshore    Cash              [AIM INVESTMENTS LOGO APPEARS HERE]
Funds      Products                  Savings     Managed       Products    Management              --Registered Trademark--
                                     Plans       Accounts
---------------------------------------------------------------------------------------

                                                      AIM STRUCTURED GROWTH FUND
                                 Annual Report to Shareholders o August 31, 2006


                              [COVER GLOBE IMAGE]


DOMESTIC EQUITY

Large-Cap Growth

Table of Contents

Supplemental Information                  2
Letters to Shareholders                   3
Performance Summary                       5
Management Discussion                     5
Fund Expenses                             7
Fund Performance                          8
Approval of Advisory Agreement            9
Schedule of Investments                 F-1
Financial Statements                    F-4
Notes to Financial Statements           F-6
Financial Highlights                   F-12
Auditor's Report                       F-14
Tax Disclosures                        F-15
Trustees and Officers                  F-16

[AIM INVESTMENT SOLUTIONS]


[GRAPHIC]       [GRAPHIC]       [GRAPHIC]


[DOMESTIC    [INTERNATIONAL/   [SECTOR
EQUITY]      GLOBAL EQUITY]    EQUITY]


[GRAPHIC]      [GRAPHIC]       [GRAPHIC]


[FIXED       [ALLOCATION       [DIVERSIFIED
INCOME]      SOLUTIONS]        PORTFOLIOS]

[AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--

AIM STRUCTURED GROWTH FUND


AIM STRUCTURED GROWTH FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.


o Unless otherwise stated, information
presented in this report is as of August
31, 2006, and is based on total net
assets.


About share classes                          o There is no guarantee that the             o A direct investment cannot be made in
                                             investment techniques and risk analyses      an index. Unless otherwise indicated,
o Class B shares are not available as an     used by the Fund's managers will produce     index results include reinvested
investment for retirement plans              the desired results.                         dividends, and they do not reflect sales
maintained pursuant to Section 401 of                                                     charges. Performance of an index of
the Internal Revenue Code, including         o The Fund invests in "growth stocks"        funds reflects fund expenses;
401(k) plans, money purchase pension         which may be more volatile than other        performance of a market index does not.
plans and profit sharing plans, except       investments because growth stocks are
for plans that have existing accounts        more sensitive to investor perceptions       Other information
invested in Class B shares.                  of an issuing company's growth
                                             potential.                                   o Industry classifications used in this
o Class R shares are available only to                                                    report are generally according to the
certain retirement plans. Please see the     o The prices of and the income generated     Global Industry Classification Standard,
prospectus for more information.             by securities held by the Fund may           which was developed by and is the
                                             decline in response to certain factors,      exclusive property and a service mark of
Principal risks of investing in the Fund     including some directly involving the        Morgan Stanley Capital International
                                             companies and governments whose              Inc. and Standard & Poor's.
o Foreign securities have additional         securities are owned by the Fund. These
risks, including exchange rate changes,      factors include general economic and         o The returns shown in management's
political and economic upheaval, the         market conditions, regional or global        discussion of Fund performance are based
relative lack of information about these     economic instability and currency and        on net asset values calculated for
companies, relatively low market             interest rate fluctuations.                  shareholder transactions. Generally
liquidity and the potential lack of                                                       accepted accounting principles require
strict financial and accounting controls     About indexes used in this report            adjustments to be made to the net assets
and standards.                                                                            of the Fund at period end for financial
                                             o The unmanaged STANDARD & POOR'S            reporting purposes, and as such, the net
o Prices of equity securities change in      COMPOSITE INDEX OF 500 STOCKS (the S&P       asset values for shareholder
response to many factors including the       500--Registered Trademark-- Index) is        transactions and the returns based on
historical and prospective earnings of       an index of common stocks frequently         those net asset values may differ from
the issuer, the value of its assets,         used as a general measure of U.S. stock      the net asset values and returns
general economic conditions, interest        market performance.                          reported in the Financial Highlights.
rates, investor perceptions and market
liquidity.                                                                                The Fund provides a complete list of its
                                             o The unmanaged LIPPER LARGE-CAP GROWTH      holdings four times in each fiscal
o The value of convertible securities in     FUNDS INDEX represents an average of the     year, at the quarter-ends. For the second
which the Fund invests may be affected       performance of the 30 largest                and fourth quarters, the lists appear in
by market interest rates, the risk that      large-capitalization growth funds            the Fund's semiannual and annual reports
the issuer may default on interest or        tracked by Lipper Inc., an independent       to shareholders. For the first and third
principal payments and the value of the      mutual fund performance monitor.             quarters, the Fund files the lists with
underlying common stock into which these                                                  the Securities and Exchange Commission
securities may be converted.                 o The unmanaged RUSSELL 1000                 (SEC) on Form N-Q. The most recent list
                                             --Registered Trademark-- GROWTH INDEX is     of portfolio holdings is available at
o The Fund may invest in debt securities     a subset of the unmanaged Russell 1000       AIMinvestments.com. From our home
such as notes and bonds that carry           Index, which represents the performance      page, click on Products &
interest rate risk and credit risk.          of the stocks of large-capitalization        Performance, then Mutual Funds, then Fund
                                             companies; the Growth subset measures        Overview. Select your Fund from the
o The Fund may use enhanced investment       the performance of Russell 1000              drop-down menu and click on Complete
techniques such as leveraging and            companies with higher price/book ratios      Quarterly Holdings. Shareholders can
derivatives. Leveraging entails special      and higher forecasted growth values.         also look up the Fund's Forms N-Q on the
risks such as magnifying changes in the                                                   SEC Web site at sec.gov. Copies of the
value of the portfolio's securities.         o The Fund is not managed to track the       Fund's Forms N-Q may be reviewed and
Derivatives are subject to counter party     performance of any particular index,         copied at the SEC Public Reference Room
risk--the risk that the other party will     including the indexes defined here, and      in Washington, D.C. You can
not complete the transaction with the        consequently, the performance of the         obtain information on the operation of
Fund.                                        Fund may deviate significantly from the      the Public Reference Room, including
                                             performance of the indexes.                  information about duplicating fee
                                                                                          charges, by calling

                                                                                          Continued on page 8

=====================================================================================     ==========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 FUND NASDAQ SYMBOLS
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class A Shares                    AASGX
=====================================================================================     Class B Shares                    BASGX
                                                                                          Class C Shares                    CASGX
                                                                                          Class R Shares                    RASGX
                                                                                          ==========================================

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMinvestments.com

AIM STRUCTURED GROWTH FUND


                    Dear Shareholders of The AIM Family of
                    Funds--Registered Trademark-- :

                    We're pleased to provide you with this report, which includes a discussion of how your Fund was managed during the period under review in this report, and what factors affected its performance. That discussion begins on page 5.

   [TAYLOR               It's been said nothing is certain but death and taxes.
    PHOTO]          We would venture to add that one other thing is certain:
                    Markets change--and change often--in the short term, in
                    response to constantly changing economic, geopolitical and other factors. For example, domestic and global markets were generally strong from November 2005 through April 2006, as
 Philip Taylor      economic growth appeared robust and inflation seemed
                    contained. But as new economic data suggested inflation might be higher than previously estimated in the U.S. and elsewhere, those same markets often demonstrated weakness and volatility in the May-August period.

                         While we can't do anything about the ambiguity and
                    uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments--Registered Trademark-- can help by offering a broad product line that gives your financial advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                         We've changed the look of our annual reports to reflect
                    that belief. In our marketing and now our shareholder literature, we represent a fully diversified portfolio graphically as an allocation pie chart and assign each asset class a color--green for domestic equity, blue for international, orange for sector and purple for fixed income. A legend in the left column illustrates the methodology. Your report cover now shows your Fund's asset class color, plus the asset class and sub-asset class name are shown in the upper-left corner. The reason for these changes is to help you better understand where your Fund fits into your overall portfolio.

                         AIM has a variety of investment solutions, and knowing
                    which ones are right for your portfolio is complex. That's why we also believe in the value of a trusted financial advisor who will work with you to create an investment plan you can stick with for the long term. Your financial advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                         At a recent meeting of the AIM Funds board, Robert H.
                    Graham relinquished his position as president of AIM Funds, a post customarily held by the chief executive officer of AIM Investments. Bob--one of three founders of AIM Investments in 1976--has a well-earned reputation for being one of the most knowledgeable leaders in the mutual fund industry. As I assume Bob's previous responsibilities, I'm pleased that he'll remain actively involved as the vice chair of AIM Funds.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building enduring solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                         Information about investing, the markets and your Fund
                    is always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                    Sincerely,

                    /S/ PHILIP TAYLOR

                    Philip Taylor
                    President - AIM Funds
                    CEO, AIM Investments

                    October 18, 2006

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM STRUCTURED GROWTH FUND


                    Dear Fellow AIM Fund Shareholders:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

    [CROCKETT            Looking ahead, your Board finds many reasons to be
      PHOTO]        positive about AIM's management and strategic direction.
                    Most importantly, AIM management's investment management
                    discipline is paying off in terms of improved overall
                    performance. While work remains to be done, AIM's
                    complex-wide, asset-weighted mutual fund performance for the
BRUCE L. CROCKETT   trailing one-, three- and five-year periods is at its
                    highest since 2000 for the periods ended August 31, 2006. We are also pleased with AIM management's efforts to seek more cost-effective ways of delivering superior service.

                         In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $429 billion globally as of August 31, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                         The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                         Your Board is very pleased with the overall direction
                    and progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX Code 77046.

                    Sincerely,

                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    October 18, 2006

                    *To learn more about all the factors we considered
                     before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this annual report on pages 10-11.

AIM STRUCTURED GROWTH FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


                                                                                          universe, non-benchmark names may also
                                                                                          be considered. Each stock in the
=====================================================================================     universe is evaluated on four factors:
PERFORMANCE SUMMARY                                                                       earnings momentum, price and volume,
                                                                                          management action and relative
For the five months ended August 31, 2006, AIM Structured Growth Fund, excluding          valuation. The sum of the scores for
applicable sales charges, held up better than its style-specific benchmark, the           each concept represents the expected
Russell 1000 Growth Index in a difficult market. The Fund underperformed the              alpha (excess return) for the near term
broad market, as measured by the S&P 500 Index, which had a positive return over          for the average stock in the universe.
the period. Fund performance was primarily driven by investments in utilities             Each stock is also evaluated on a
and consumer staples. Sectors that did not perform well during the period under           multitude of other factors to develop a
review included health care and industrials.                                              stock-specific risk forecast. Finally,
                                                                                          we develop a transaction cost forecast
FUND VS. INDEXES                                                                          for each stock.

Cumulative total returns, 3/31/06-8/31/06, excluding applicable sales charges.                 We then incorporate these
If sales charges were included, returns would be lower.                                   previously mentioned variables--alpha
                                                                                          forecast, risk forecast and transaction
Class A Shares                                                           -0.70%           cost forecast--using an optimizer to
                                                                                          build a portfolio that we believe is an
Class B Shares                                                           -1.00            optimal balance of the stocks' potential
                                                                                          return and risk. This portfolio is
Class C Shares                                                           -1.00            constructed according to certain
                                                                                          constraints to help ensure that the
Class R Shares                                                           -0.80            Fund's relative performance and
                                                                                          volatility remain within the strategy's
S&P 500 Index (Broad Market Index)                                        1.52            guidelines. The portfolio is continually
                                                                                          monitored by the team and the overall
Russell 1000 Growth Index (Style-Specific Index)                         -2.79            investment process is repeated on a
                                                                                          monthly basis to determine which
Lipper Large-Cap Growth Funds Index (Peer Group Index)                   -5.42            companies should be bought or sold
                                                                                          within the portfolio.
SOURCE: LIPPER INC.
=====================================================================================     Market conditions and your Fund

How we invest                                     The investment process integrates       Equity market performance has been mixed
                                             the following key steps:                     since the launch of the Fund on March
We manage your Fund to provide exposure                                                   31, 2006. The economy remained strong as
to large-cap growth equity stocks. The       o Universe Development                       U.S. gross domestic product and earnings
portfolio is designed to outperform the                                                   growth remained healthy. Market
Russell 1000 Growth Index while              o Stock Rankings                             participants continued to be concerned
minimizing the amount of additional risk                                                  about further U.S. Federal Reserve Board
relative to the benchmark. The Fund can      o Risk Assessment                            (the Fed) interest
be used as a long-term allocation to
large-cap stocks that compliments other      o Portfolio Construction
style-specific strategies within a
diversified asset allocation strategy.       o Trading

                                                  While the companies included within
                                             the Russell 1000 Growth Index are used
                                             as a general guide for developing the
                                             investable                                                                 (continued)
=========================================    ========================================     ==========================================

         PORTFOLIO COMPOSITION                      TOP FIVE INDUSTRIES*                          TOP 10 EQUITY HOLDINGS*

By sector                                    1. Aerospace & Defense           8.2%         1. Google Inc.-Class A            4.2%

Information Technology           30.9%       2. Soft Drinks                   6.4          2. PepsiCo, Inc.                  4.2

Industrials                      20.8        3. Semiconductors                5.6          3. Lockheed Martin Corp.          3.7

Consumer Staples                 13.6        4. Systems Software              5.1          4. United Parcel Service,
                                                                                              Inc.-Class B                   3.6
Financials                        9.3        5. Investment Banking &
                                                Brokerage                     5.0          5. Boeing Co. (The)               3.5
Health Care                       7.3
                                                                                           6. Hewlett-Packard Co.            3.4
Consumer Discretionary            6.9        Total Net Assets       $89.6 million
                                                                                           7. Motorola, Inc.                 3.3
Energy                            4.0        Total Number of Holdings*         74
                                                                                           8. J.C. Penney Co., Inc.          3.1
Utilities                         3.1
                                                                                           9. TXU Corp.                      3.1
Materials                         1.5
                                                                                          10. Microsoft Corp.                3.0
Telecommunication Services        0.8

U.S. Government
Agency Securities,
U.S. Treasury Bills plus Other
Assets Less Liabilities           1.8

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding U.S. Government Agency securities and U.S. Treasury securities.
=========================================    ========================================     ==========================================

AIM STRUCTURED GROWTH FUND

rate increases and their inability to        INTUIT. Among our holdings, the largest      JEREMY S. LEFKOWITZ
appropriately interpret new Fed chairman     detractors from relative performance
Ben Bernanke's comments. Further adding      were AMR, CELGENE, AETNA, F5 NETWORKS        Portfolio manager, lead manager of AIM
to market discomfort were geopolitical       and PALM. Aetna and F5 Networks were         Structured Growth Fund. He began his
issues such as Iran's resistance to U.S.     sold by the end of the reporting period.     investments career in 1968 and has been
demands that it halt its nuclear                                                          associated with INVESCO Institutional
program. As a result, investors'             IN CLOSING                                   and/or its affiliates since 1982. Mr.
appetite for risk declined and market                                                     Lefkowitz earned a Bachelor of Science
volatility increased, particularly among     Our strategy emphasized stocks we            degree in industrial engineering and an
small-cap stocks. In this environment,       believed possessed strong earnings           M.B.A. in finance from Columbia
value stocks generally continued to          growth, positive price trends and            University.
outperform growth stocks and large-cap       reasonable valuations. We appreciate
stocks generally outperformed small-cap      your confidence in us. Thank you for         DANIEL A. KOSTYK
stocks.                                      your investment in AIM Structured Growth
                                             Fund.                                        Chartered Financial Analyst, portfolio
     Excluding applicable sales charges,                                                  manager, manager of AIM Structured Growth
the Fund outperformed the Russell 1000       THE VIEWS AND OPINIONS EXPRESSED IN          Fund. He has been associated with
Growth Index for the five-month period       MANAGEMENT'S DISCUSSION OF FUND              INVESCO Institutional and/or its
ended August 31, 2006. We used the alpha     PERFORMANCE ARE THOSE OF A I M ADVISORS,     affiliates since 1995. Mr. Kostyk earned
forecast, risk forecast and transaction      INC. THESE VIEWS AND OPINIONS ARE            a B.S. in mechanical engineering from
cost forecast to build what we               SUBJECT TO CHANGE AT ANY TIME BASED ON       Northwestern University and an M.B.A.
considered an optimal portfolio that         FACTORS SUCH AS MARKET AND ECONOMIC          from the University of Chicago.
provided excess return given the risk        CONDITIONS. THESE VIEWS AND OPINIONS MAY
level targets of the strategy. The alpha     NOT BE RELIED UPON AS INVESTMENT ADVICE      ANTHONY J. MUNCHAK
model incorporates four factors:             OR RECOMMENDATIONS, OR AS AN OFFER FOR A
earnings momentum, price and volume,         PARTICULAR SECURITY. THE INFORMATION IS      Chartered Financial Analyst, portfolio
management action and relative value.        NOT A COMPLETE ANALYSIS OF EVERY ASPECT      manager, manager of AIM Structured
For the period, all four factors             OF ANY MARKET, COUNTRY, INDUSTRY,            Growth Fund. He has been associated with
benefited the Fund, with relative value      SECURITY OR THE FUND. STATEMENTS OF FACT     INVESCO Institutional and/or its
contributing the most to performance and     ARE FROM SOURCES CONSIDERED RELIABLE,        affiliates since 2000. Mr. Munchak
price and volume contributing the least.     BUT A I M ADVISORS, INC. MAKES NO            earned Bachelor of Science and Master of
The strong performance from our alpha        REPRESENTATION OR WARRANTY AS TO THEIR       Science degrees from Boston College.
model was a primary reason the Fund held     COMPLETENESS OR ACCURACY. ALTHOUGH           He also earned a Master of Business
up better than its benchmark index in a      HISTORICAL PERFORMANCE IS NO GUARANTEE       Administration degree from Bentley
difficult market.                            OF FUTURE RESULTS, THESE INSIGHTS MAY        College.
                                             HELP YOU UNDERSTAND OUR INVESTMENT
     Active managers typically add value     MANAGEMENT PHILOSOPHY.                       GLEN E. MURPHY
in one or a combination of four areas:
beta (relative volatility), style,                See important Fund and index            Chartered Financial Analyst, portfolio
sector/industry over/under weight and                                                     manager, manager of AIM Structured
through our stock selection decisions.                                                    INVESCO Institutional and/or its
Consequently, we minimized our exposure                                                   affiliates since 1995. Mr. Murphy earned
relative to the benchmark with regard to                                                  a business administration degree from
beta, style and sector/industry                                                           the University of Massachusetts and a
exposures. We traded only once per month                                                  Master of Science degree in finance from
so that these exposures varied slightly                                                   Boston College.
during the month and consequently
contributed or detracted slightly from                                                    FRANCIS M. ORLANDO
performance.
                                                                                          Chartered Financial Analyst, portfolio
     For the period under review, our                                                     manager, manager of AIM Structured
beta was slightly above market and                                                        Growth Fund. He has been associated with
detracted from performance. Our                                                           INVESCO Institutional and/or its
sector/industry over/underweight                                                          affiliates since 1987. Mr. Orlando
decisions contributed slightly to Fund                                                    earned a business administration degree
performance while our style exposure                                                      from Merrimack College and an M.B.A. from
(defined by Barra, Inc.) was a slight                                                     Boston University.
detractor.
                                                                                          ANNE M. UNFLAT
     Stock selection, as expected, was
the primary contributor to performance.                                                   Portfolio manager, manager of AIM
Stocks that contributed the most during                                                   Structured Growth Fund. She has been
the period included TXU, PEPSICO,                                                         associated with INVESCO Institutional
LOCKHEED MARTIN, ALTRIA and                                                               and/or its affiliates since 1988. Ms.
                                                                                          Unflat graduated magna cum laude from
                                                                                          Queens College with a Bachelor of Arts
                                                                                          degree in economics. She earned her
                                                                                          M.B.A. degree in finance from St. John's
                                                                                          University.

                                                                                          Assisted by U.S. Structured Products Group
                                                                                          Research Team

                                                                                          FOR A PRESENTATION OF YOUR FUND'S
                                                                                          PERFORMANCE, PLEASE SEE PAGE 8.


AIM STRUCTURED GROWTH FUND


CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE
As a shareholder of the Fund, you incur      You may use the information in this          cumulative total returns at net asset
two types of costs: (1) transaction          table, together with the amount you          value after expenses for the period
costs, which may include sales charges       invested, to estimate the expenses that      ended August 31, 2006, appear in the
(loads) on purchase payments or              you paid over the period. Simply divide      table "Fund vs. Indexes" on page 5.
contingent deferred sales charges on         your account value by $1,000 (for
redemptions; and redemption fees, if         example, an $8,600 account value divided          THE HYPOTHETICAL ACCOUNT VALUES AND
any; and (2) ongoing costs, including        by $1,000 = 8.6), then multiply the          EXPENSES MAY NOT BE USED TO ESTIMATE THE
distribution and/or service fees             result by the number in the table under      ACTUAL ENDING ACCOUNT BALANCE OR
(12b-1); and other Fund expenses. This       the heading entitled "Actual Expenses        EXPENSES YOU PAID FOR THE PERIOD. YOU
example is intended to help you              Paid During Period" to estimate the          MAY USE THIS INFORMATION TO COMPARE THE
understand your ongoing costs (in            expenses you paid on your account during     ONGOING COSTS OF INVESTING IN THE FUND
dollars) of investing in the Fund and to     this period (March 31, 2006, through         AND OTHER FUNDS. TO DO SO, COMPARE THIS
compare these costs with ongoing costs       August 31, 2006, for the Class A, B, C,      5% HYPOTHETICAL EXAMPLE WITH THE 5%
of investing in other mutual funds. The      and R shares). Because the actual ending     HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
actual ending account value and expenses     account value and expense information in     SHAREHOLDER REPORTS OF THE OTHER FUNDS.
of the Class A, B, C, and R shares in        the example is not based upon a six
the below example are based on an            month period, the ending account value            Please note that the expenses shown
investment of $1,000 invested on March       and expense information may not provide      in the table are meant to highlight your
31, 2006, (the date the share classes        a meaningful comparison to mutual funds      ongoing costs only and do not reflect
commenced operations) and held through       that provide such information for a full     any transactional costs, such as sales
August 31, 2006. The hypothetical ending     six month period.                            charges (loads) on purchase payments,
account value and expenses of the Class                                                   contingent deferred sales charges on
A, B, C, and R shares in the below           HYPOTHETICAL EXAMPLE FOR COMPARISON          redemptions, and redemption fees, if
example are based on an investment of        PURPOSES                                     any. Therefore, the hypothetical
$1,000 invested at the beginning of the                                                   information is useful in comparing
period and held for the entire six month     The table below also provides                ongoing costs only, and will not help
period March 1, 2006, through August 31,     information about hypothetical account       you determine the relative total costs
2006.                                        values and hypothetical expenses based       of owning different funds. In addition,
                                             on the Fund's actual expense ratio and       if these transactional costs were
ACTUAL EXPENSES                              an assumed rate of return of 5% per year     included, your costs would have been
                                             before expenses, which is not the Fund's     higher.
The table below provides information         actual return. The Fund's actual
about actual account values and actual
expenses.
====================================================================================================================================

                                                  ACTUAL                             HYPOTHETICAL
                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING            ENDING              EXPENSES           ENDING             EXPENSES          ANNUALIZED
SHARE           ACCOUNT VALUE       ACCOUNT VALUE         PAID DURING      ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS           (03/01/06)(1)        (8/31/06)(1)           PERIOD(2)        (8/31/06)           PERIOD(3)           RATIO
  A              $1,000.00            $993.00                $4.33           $1,020.01            $5.24              1.03%
  B               1,000.00             990.00                 7.47            1,016.23             9.05              1.78
  C               1,000.00             990.00                 7.47            1,016.23             9.05              1.78
  R               1,000.00             992.00                 5.38            1,018.75             6.51              1.28

(1)  The actual ending account value is based on the actual total return of the Fund for the period March 31, 2006, through August
     31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the period ended August 31, 2006, appear in the table "Fund vs. Indexes" on page 5.


(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 154 (March 31, 2006 through August 31, 2006)/365. Because the Class A, B, C, and R shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.


(3)  Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Class A, B, C, and R shares of the Fund and other funds because such data is based on a full six month period.
====================================================================================================================================

AIM STRUCTURED GROWTH FUND


FUND PERFORMANCE


=========================================    ========================================
     CUMULATIVE TOTAL RETURNS                     CUMULATIVE TOTAL RETURNS

As of 8/31/06, including applicable sales    As of 6/30/06, the most recent calendar
charges                                      quarter-end, including applicable sales
                                             charges
CLASS A SHARES
Inception (3/31/06)             -6.14%       CLASS A SHARES
                                             Inception (3/31/06)             -6.99%
CLASS B SHARES
Inception (3/31/06)             -5.95%       CLASS B SHARES
                                             Inception (3/31/06)             -6.71%
CLASS C SHARES
Inception (3/31/06)             -1.99%       CLASS C SHARES
                                             Inception (3/31/06)             -2.78%
CLASS R SHARES
Inception (3/31/06)             -0.80%       CLASS R SHARES
                                             Inception (3/31/06)             -1.70%
=========================================    ========================================

THE PERFORMANCE DATA QUOTED REPRESENT             CLASS A SHARE PERFORMANCE REFLECTS           THE PERFORMANCE OF THE FUND'S SHARE
PAST PERFORMANCE AND CANNOT GUARANTEE        THE MAXIMUM 5.50% SALES CHARGE, AND          CLASSES WILL DIFFER PRIMARILY DUE TO
COMPARABLE FUTURE RESULTS; CURRENT           CLASS B AND CLASS C SHARE PERFORMANCE        DIFFERENT SALES CHARGE STRUCTURES AND
PERFORMANCE MAY BE LOWER OR HIGHER.          REFLECTS THE APPLICABLE CONTINGENT           CLASS EXPENSES.
PLEASE VISIT AIMINVESTMENTS.COM FOR THE      DEFERRED SALES CHARGE (CDSC) FOR THE
MOST RECENT MONTH-END PERFORMANCE.           PERIOD INVOLVED. THE CDSC ON CLASS B              HAD THE ADVISOR NOT WAIVED FEES
PERFORMANCE FIGURES REFLECT REINVESTED       SHARES DECLINES FROM 5% BEGINNING AT THE     AND/OR REIMBURSED EXPENSES, PERFORMANCE
DISTRIBUTIONS, CHANGES IN NET ASSET VALUE    TIME OF PURCHASE TO 0% AT THE BEGINNING      WOULD HAVE BEEN LOWER.
AND THE EFFECT OF THE MAXIMUM SALES          OF THE SEVENTH YEAR. THE CDSC ON CLASS C
CHARGE UNLESS OTHERWISE STATED.              SHARES IS 1% FOR THE FIRST YEAR AFTER
PERFORMANCE FIGURES DO NOT REFLECT           PURCHASE. CLASS R SHARES DO NOT HAVE A
DEDUCTION OF TAXES A SHAREHOLDER WOULD       FRONT-END SALES CHARGE; RETURNS SHOWN
PAY ON FUND DISTRIBUTIONS OR SALE OF         ARE AT NET ASSET VALUE AND DO NOT
FUND SHARES. INVESTMENT RETURN AND           REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
PRINCIPAL VALUE WILL FLUCTUATE SO THAT       ON A TOTAL REDEMPTION OF RETIREMENT PLAN
YOU MAY HAVE A GAIN OR LOSS WHEN YOU         ASSETS WITHIN THE FIRST YEAR.
SELL SHARES.






Continued from inside front cover

202-942-8090 or 800-732-0330, or by
electronic request at the following
e-mail address: publicinfo@sec.gov. The
SEC file numbers for the Fund are
811-09913 and 333-36074.

A description of the policies and
procedures that the Fund uses to
determine how to vote proxies relating
to portfolio securities is available
without charge, upon request, from our
Client Services department at
800-959-4246 or on the AIM Web site,
AIMinvestments.com. On the home page,
scroll down and click on AIM Funds Proxy
Policy. The information is also
available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended
June 30, 2006, is available at our Web
site. Go to AIMinvestments.com, access
the About Us tab, click on Required
Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

AIM STRUCTURED GROWTH FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT


The Board of Trustees of AIM Counselor       ment advisory services to the Fund. In       calendar year and noted that the Fund's
Series Trust (the "Board") oversees the      reviewing the qualifications of AIM to       rate was below the median rate of the
management of AIM Structured Growth Fund     provide investment advisory services,        funds advised by other advisors with
(the "Fund") and, as required by law,        the Board considered such issues as          investment strategies comparable to
determines annually whether to approve       AIM's portfolio and product review           those of the Fund that the Board
the continuance of the Fund's advisory       process, various back office support         reviewed. The Board noted that AIM has
agreement with A I M Advisors, Inc.          functions provided by AIM and AIM's          agreed to limit the Fund's total annual
("AIM"). Based upon the recommendation       equity and fixed income trading              operating expenses, as discussed below.
of the Investments Committee of the          operations. Based on the review of these     The Board also considered the fact that
Board, at a meeting held on June 27,         and other factors, the Board concluded       AIM set the proposed advisory fees for
2006, the Board, including all of the        that the quality of services to be           the Fund based upon the median effective
independent trustees, approved the           provided by AIM was appropriate and that     management fee rate (comprised of
continuance of the advisory agreement        AIM currently is providing satisfactory      advisory fees plus, in some cases,
(the "Advisory Agreement") between the       services in accordance with the terms of     administrative fees) at various asset
Fund and AIM for another year, effective     the Advisory Agreement.                      levels of competitor mutual funds with
July 1, 2006.                                                                             investment strategies comparable to
                                             o The performance of the Fund relative       those of the Fund. In addition, the
     The Board considered the factors        to comparable funds. Not applicable          Board noted that the proposed advisory
discussed below in evaluating the            because the Fund has not been in             fees for the Fund are slightly less than
fairness and reasonableness of the           operation for a full calendar year.          the uniform fee schedule that applies to
Advisory Agreement at the meeting on                                                      other mutual funds advised by AIM with
June 27, 2006 and as part of the Board's     o The performance of the Fund relative       investment strategies comparable to
ongoing oversight of the Fund. In their      to indices. Not applicable because the       those of the Fund, which uniform fee
deliberations, the Board and the             Fund has not been in operation for a         schedule includes breakpoints and is
independent trustees did not identify        full calendar year.                          based on net asset levels. Based on this
any particular factor that was                                                            review, the Board concluded that the
controlling, and each trustee attributed     o Meetings with the Fund's portfolio         advisory fee rate for the Fund under the
different weights to the various             managers and investment personnel. With      Advisory Agreement was fair and
factors.                                     respect to the Fund, the Board is            reasonable.
                                             meeting periodically with such Fund's
     One responsibility of the               portfolio managers and/or other              o Expense limitations and fee waivers.
independent Senior Officer of the Fund       investment personnel and believes that       The Board noted that AIM has
is to manage the process by which the        such individuals are competent and able      contractually agreed to waive fees
Fund's proposed management fees are          to continue to carry out their               and/or limit expenses of the Fund
negotiated to ensure that they are           responsibilities under the Advisory          through June 30, 2007 in an amount
negotiated in a manner which is at arms'     Agreement.                                   necessary to limit total annual
length and reasonable. To that end, the                                                   operating expenses to a specified
Senior Officer must either supervise a       o Overall performance of AIM. Not            percentage of average daily net assets
competitive bidding process or prepare       applicable because the Fund has not been     for each class of the Fund. The Board
an independent written evaluation. The       in operation for a full calendar year.       considered the contractual nature of
Senior Officer has recommended an                                                         this fee waiver/expense limitation and
independent written evaluation in lieu       o Fees relative to those of clients of       noted that it remains in effect until
of a competitive bidding process and,        AIM with comparable investment               June 30, 2007. The Board considered the
upon the direction of the Board, has         strategies. The Board reviewed the           effect this fee waiver/expense
prepared such an independent written         effective advisory fee rate (before          limitation would have on the Fund's
evaluation. Such written evaluation also     waivers) for the Fund under the Advisory     estimated expenses and concluded that
considered certain of the factors            Agreement. The Board noted that this         the levels of fee waivers/expense
discussed below. In addition, as             rate was (i) comparable to the effective     limitations for the Fund were fair and
discussed below, the Senior Officer made     advisory fee rate (before waivers) for a     reasonable.
a recommendation to the Board in             mutual fund advised by AIM with
connection with such written evaluation.     investment strategies comparable to          o Breakpoints and economies of scale.
                                             those of the Fund; (ii) below the            The Board reviewed the structure of the
     The discussion below serves as a        effective advisory fee rate (before          Fund's advisory fee under the Advisory
summary of the Senior Officer's              waivers) for a variable insurance fund       Agreement, noting that it contains seven
independent written evaluation and           advised by AIM and offered to insurance      breakpoints. The Board reviewed the
recommendation to the Board in               company separate accounts with               level of the Fund's advisory fees, and
connection therewith, as well as a           investment strategies comparable to          noted that such fees, as a percentage of
discussion of the material factors and       those of the Fund; (iii) above the           the Fund's net assets, would decrease as
the conclusions with respect thereto         effective advisory and sub-advisory fee      net assets increase because the Advisory
that formed the basis for the Board's        rates for one offshore fund advised by       Agreement includes breakpoints. The
approval of the Advisory Agreement.          an AIM affiliate and sub-advised by AIM      Board noted that, due to the Fund's
After consideration of all of the            with investment strategies comparable to     current asset levels and the way in
factors below and based on its informed      those of the Fund; (iv) above the            which the advisory fee breakpoints have
business judgment, the Board determined      effective sub-advisory fee rates for two     been structured, the Fund has yet to
that the Advisory Agreement is in the        variable insurance funds sub-advised by      benefit from the breakpoints. The Board
best interests of the Fund and its           an AIM affiliate and offered to              concluded that the Fund's fee levels
shareholders and that the compensation       insurance company separate accounts with     under the Advisory Agreement therefore
to AIM under the Advisory Agreement is       investment strategies comparable to          would reflect economies of scale at
fair and reasonable and would have been      those of the Fund, although the total        higher asset levels and that it was not
obtained through arm's length                advisory fees for such variable              necessary to change the advisory fee
negotiations.                                insurance funds were above those for the     breakpoints in the Fund's advisory fee
                                             Fund; and (v) comparable to or below the     schedule.
     Unless otherwise stated,                total advisory fee rates for two
information presented below is as of         separately managed accounts/wrap             o Investments in affiliated money market
June 27, 2006 and does not reflect any       accounts managed by an AIM affiliate         funds. The Board also took into account
changes that may have occurred since         with investment strategies comparable to     the fact that uninvested cash and cash
June 27, 2006, including but not limited     those of the Fund and above the total        collateral from securities lending
to changes to the Fund's performance,        advisory fee rates for 17 separately         arrangements, if any (collectively,
advisory fees, expense limitations           managed accounts/wrap accounts managed       "cash balances") of the Fund may be
and/or fee waivers.                          by an AIM affiliate with investment          invested in money market funds advised
                                             strategies comparable to those of the        by AIM pursuant to the terms of an SEC
o The nature and extent of the advisory      Fund. The Board noted that AIM has           exemptive order. The Board found that
services to be provided by AIM. The          agreed to limit the Fund's total annual      the Fund may realize certain benefits
Board reviewed the services to be            operating expenses, as discussed below.      upon investing cash balances in AIM
provided by AIM under the Advisory           Based on this review, the Board              advised money market funds, including a
Agreement. Based on such review, the         concluded that the advisory fee rate         higher net return, increased liquidity,
Board concluded that the range of            under the Advisory Agreement was fair        increased diversification or decreased
services to be provided by AIM under the     and reasonable.                              transaction costs. The Board also found
Advisory Agreement was appropriate and                                                    that the Fund will not receive reduced
that AIM currently is providing services     o Fees relative to those of comparable       services if it invests its cash balances
in accordance with the terms of the          funds with other advisors. The Board         in such money market funds. The Board
Advisory Agreement.                          reviewed the advisory fee rate for the       noted that, to the extent the Fund
                                             Fund under the Advisory Agreement. The       invests uninvested cash in affiliated
o The quality of services to be provided     Board compared effective contractual         money mar-
by AIM. The Board reviewed the               advisory fee rates at a common asset
credentials and experience of the            level at the end of the past
officers and employees of AIM who will
provide invest-

                                                                                                                       (continued)

AIM STRUCTURED GROWTH FUND


ket funds, AIM has voluntarily agreed to     employed by AIM and its affiliates to        Fund. Based on the review of these and
waive a portion of the advisory fees it      provide those services. Based on the         other factors, the Board concluded that
receives from the Fund attributable to       review of these and other factors, the       the quality of services to be provided
such investment. The Board further           Board concluded that AIM and its             by the Sub-Advisor was appropriate and
determined that the proposed securities      affiliates were qualified to continue to     that the Sub-Advisor currently is
lending program and related procedures       provide non-investment advisory services     providing satisfactory services in
with respect to the lending Fund is in       to the Fund, including administrative,       accordance with the terms of the
the best interests of the lending Fund       transfer agency and distribution             Sub-Advisory Agreement.
and its respective shareholders. The         services, and that AIM and its
Board therefore concluded that the           affiliates currently are providing           o The performance of the Fund relative
investment of cash collateral received       satisfactory non-investment advisory         to comparable funds. Not applicable
in connection with the securities            services.                                    because the Fund has not been in
lending program in the money market                                                       operation for a full calendar year.
funds according to the procedures is in      o Other factors and current trends. The
the best interests of the lending Fund       Board considered the steps that AIM and      o The performance of the Fund relative
and its respective shareholders.             its affiliates have taken over the last      to indices. Not applicable because the
                                             several years, and continue to take, in      Fund has not been in operation for a
o Independent written evaluation and         order to improve the quality and             full calendar year.
recommendations of the Fund's Senior         efficiency of the services they provide
Officer. The Board noted that, upon          to the Funds in the areas of investment      o Meetings with the Fund's portfolio
their direction, the Senior Officer of       performance, product line                    managers and investment personnel. With
the Fund, who is independent of AIM and      diversification, distribution, fund          respect to the Fund, the Board is
AIM's affiliates, had prepared an            operations, shareholder services and         meeting periodically with such Fund's
independent written evaluation in order      compliance. The Board concluded that         portfolio managers and/or other
to assist the Board in determining the       these steps taken by AIM have improved,      investment personnel and believes that
reasonableness of the proposed               and are likely to continue to improve,       such individuals are competent and able
management fees of the AIM Funds,            the quality and efficiency of the            to continue to carry out their
including the Fund. The Board noted that     services AIM and its affiliates provide      responsibilities under the Sub-Advisory
the Senior Officer's written evaluation      to the Fund in each of these areas, and      Agreement.
had been relied upon by the Board in         support the Board's approval of the
this regard in lieu of a competitive         continuance of the Advisory Agreement        o Overall performance of the
bidding process. In determining whether      for the Fund.                                Sub-Advisor. Not applicable because the
to continue the Advisory Agreement for                                                    Fund has not been in operation for a
the Fund, the Board considered the           APPROVAL OF SUB-ADVISORY AGREEMENT           full calendar year.
Senior Officer's written evaluation.
                                             The Board oversees the management of the     o Fees relative to those of clients of
o Profitability of AIM and its               Fund and, as required by law, determines     the Sub-Advisor with comparable
affiliates. The Board reviewed               annually whether to approve the              investment strategies. The Board
information concerning the profitability     continuance of the Fund's sub-advisory       reviewed the sub-advisory fee rate for
of AIM's (and its affiliates')               agreement. Based upon the recommendation     the Fund under the Sub-Advisory
investment advisory and other activities     of the Investments Committee of the          Agreement and the sub-advisory fees paid
and its financial condition. The Board       Board, at a meeting held on June 27,         thereunder. The Board noted that this
considered the overall profitability of      2006, the Board, including all of the        rate was comparable to the total
AIM. The Board noted that AIM's              independent trustees, approved the           advisory fee rate for one separately
operations remain profitable, although       continuance of the sub-advisory              managed account/wrap account managed by
increased expenses in recent years have      agreement (the "Sub-Advisory Agreement")     the Sub-Advisor with investment
reduced AIM's profitability. Based on        between INVESCO Institutional (N.A.),        strategies comparable to those of the
the review of the profitability of AIM's     Inc. (the "Sub-Advisor") and AIM with        Fund and below the total advisory fee
and its affiliates' investment advisory      respect to the Fund for another year,        rates for 14 separately managed
and other activities and its financial       effective July 1, 2006.                      accounts/wrap accounts managed by the
condition, the Board concluded that the                                                   Sub-Advisor with investment strategies
compensation to be paid by the Fund to            The Board considered the factors        comparable to those of the Fund. The
AIM under its Advisory Agreement was not     discussed below in evaluating the            Board noted that AIM has agreed to limit
excessive.                                   fairness and reasonableness of the           the Fund's total annual operating
                                             Sub-Advisory Agreement at the meeting on     expenses. The Board also considered the
o Benefits of soft dollars to AIM. The       June 27, 2006 and as part of the Board's     services to be provided by the
Board considered the benefits realized       ongoing oversight of the Fund. In their      Sub-Advisor pursuant to the Sub-Advisory
by AIM as a result of brokerage              deliberations, the Board and the             Agreement and the services to be
transactions executed through "soft          independent trustees did not identify        provided by AIM pursuant to the Advisory
dollar" arrangements. Under these            any particular factor that was               Agreement, as well as the allocation of
arrangements, brokerage commissions paid     controlling, and each trustee attributed     fees between AIM and the Sub-Advisor
by the Fund and/or other funds advised       different weights to the various             pursuant to the Sub-Advisory Agreement.
by AIM are used to pay for research and      factors.                                     The Board noted that the sub-advisory
execution services. This research may be                                                  fees have no direct effect on the Fund
used by AIM in making investment                  The discussion below serves as a        or its shareholders, as they are paid by
decisions for the Fund. The Board            discussion of the material factors and       AIM to the Sub-Advisor, and that AIM and
concluded that such arrangements were        the conclusions with respect thereto         the Sub-Advisor are affiliates. Based on
appropriate.                                 that formed the basis for the Board's        this review, the Board concluded that
                                             approval of the Sub-Advisory Agreement.      the sub-advisory fee rate under the
o AIM's financial soundness in light of      After consideration of all of the            Sub-Advisory Agreement was fair and
the Fund's needs. The Board considered       factors below and based on its informed      reasonable.
whether AIM is financially sound and has     business judgment, the Board determined
the resources necessary to perform its       that the Sub-Advisory Agreement is in        o Profitability of AIM and its
obligations under the Advisory               the best interests of the Fund and its       affiliates. The Board reviewed
Agreement, and concluded that AIM has        shareholders and that the compensation       information concerning the profitability
the financial resources necessary to         to the Sub-Advisor under the                 of AIM's (and its affiliates')
fulfill its obligations under the            Sub-Advisory Agreement is fair and           investment advisory and other activities
Advisory Agreement.                          reasonable.                                  and its financial condition. The Board
                                                                                          considered the overall profitability of
o Historical relationship between the             Unless otherwise stated,                AIM. The Board noted that AIM's
Fund and AIM. In determining whether to      information presented below is as of         operations remain profitable, although
approve the Advisory Agreement for the       June 27, 2006 and does not reflect any       increased expenses in recent years have
Fund, the Board also considered the          changes that may have occurred since         reduced AIM's profitability. Based on
prior relationship between AIM and the       June 27, 2006, including but not limited     the review of the profitability of AIM's
Fund, as well as the Board's knowledge       to changes to the Fund's performance.        and its affiliates' investment advisory
of AIM's operations, and concluded that                                                   and other activities and its financial
it was beneficial to maintain the            o The nature and extent of the advisory      condition, the Board concluded that the
current relationship, in part, because       services to be provided by the               compensation to be paid by the Fund to
of such knowledge. The Board also            Sub-Advisor. The Board reviewed the          AIM under its Advisory Agreement was not
reviewed the general nature of the           services to be provided by the               excessive.
non-investment advisory services             Sub-Advisor under the Sub-Advisory
currently performed by AIM and its           Agreement. Based on such review, the         o The Sub-Advisor's financial soundness
affiliates, such as administrative,          Board concluded that the range of            in light of the Fund's needs. The Board
transfer agency and distribution             services to be provided by the               considered whether the Sub-Advisor is
services, and the fees received by AIM       Sub-Advisor under the Sub-Advisory           financially sound and has the resources
and its affiliates for performing such       Agreement was appropriate and that the       necessary to perform its obligations
services. In addition to reviewing such      Sub-Advisor currently is providing           under the Sub-Advisory Agreement, and
services, the trustees also considered       services in accordance with the terms of     concluded that the Sub-Advisor has the
the organizational structure                 the Sub-Advisory Agreement.                  financial resources necessary to fulfill
                                                                                          its obligations under the Sub-Advisory
                                             o The quality of services to be provided     Agreement.
                                             by the Sub-Advisor. The Board reviewed
                                             the credentials and experience of the
                                             officers and employees of the
                                             Sub-Advisor who will provide investment
                                             advisory services to the

Supplement to Annual Report dated 8/31/06

AIM STRUCTURED GROWTH FUND



INSTITUTIONAL CLASS SHARES                   ========================================          PLEASE NOTE THAT PAST PERFORMANCE
                                             CUMULATIVE TOTAL RETURNS                     IS NOT INDICATIVE OF FUTURE RESULTS.
The following information has been           For periods ended 8/31/06                    MORE RECENT RETURNS MAY BE MORE OR LESS
prepared to provide Institutional Class                                                   THAN THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     Inception (3/31/06)            -0.60%        REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings.                  ========================================     INVESTMENT RETURN AND PRINCIPAL VALUE
Institutional Class shares are offered       CUMULATIVE TOTAL RETURNS                     WILL FLUCTUATE SO YOUR SHARES, WHEN
exclusively to institutional investors,      For periods ended 6/30/06,most recent        REDEEMED, MAY BE WORTH MORE OR LESS THAN
including defined contribution plans         calendar quarter-end                         THEIR ORIGINAL COST. SEE FULL REPORT FOR
that meet certain criteria.                                                               INFORMATION ON COMPARATIVE BENCHMARKS.
                                             Inception (3/31/06)            -1.60%        PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             ========================================     MORE INFORMATION. FOR THE MOST CURRENT
                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES     MONTH-END PERFORMANCE, PLEASE CALL
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET     800-451-4246 OR VISIT
                                             ASSET VALUE (NAV). PERFORMANCE OF            AIMinvestments.com.
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES           HAD THE ADVISOR NOT WAIVED FEES
                                             PRIMARILY DUE TO DIFFERING SALES CHARGES     AND/OR REIMBURSED EXPENSES, PERFORMANCE
                                             AND CLASS EXPENSES.                          WOULD HAVE BEEN LOWER.








=======================================
NASDAQ SYMBOL                    IASGX
=======================================

Over for information on your Fund's
expenses.

=====================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=====================================================================================
                                                                                              [YOUR GOALS. OUR SOLUTIONS.]
FOR INSTITUTIONAL INVESTOR USE ONLY                                                           -- Registered Trademark --

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


                                                                                          [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                                                --Registered Trademark--


AIMinvestments.com              SGRO-INS-1        A I M Distributors, Inc.

INFORMATION ABOUT YOUR FUND'S EXPENSES


CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur      together with the amount you invested,       thetical expenses based on the Fund's
ongoing costs. This example is intended      to estimate the expenses that you paid       actual expense ratio and an assumed rate
to help you understand your ongoing          over the period. Simply divide your          of return of 5% per year before
costs (in dollars) of investing in the       account value by $1,000 (for example, an     expenses, which is not the Fund's actual
Fund and to compare these costs with         $8,600 account value divided by $1,000 =     return.
ongoing costs of investing in other          8.6), then multiply the result by the
mutual funds. The actual ending account      number in the table under the heading             The hypothetical account values and
value and expenses in the below example      entitled "Actual Expenses Paid During        expenses may not be used to estimate the
are based on an investment of $1,000         Period" to estimate the expenses you         actual ending account balance or
invested on March 31, 2006 (the date the     paid on your account during the period,      expenses you paid for the period. You
share class commenced operations) and        March 31, 2006, through August 31, 2006.     may use this information to compare the
held through August 31, 2006. The            Because the actual ending account value      ongoing costs of investing in the Fund
hypothetical ending account value and        and expense information in the example       and other funds. To do so, compare this
expenses in the below example are based      is not based upon a six month period,        5% hypothetical example with the 5%
on an investment of $1,000 invested at       the ending account value and expense         hypothetical examples that appear in the
the beginning of the period and held for     information may not provide a meaningful     shareholder reports of the other funds.
the entire six month period March 1,         comparison to mutual funds that provide
2006, through August 31, 2006.               such information for a full six month             Please note that the expenses shown
                                             period.                                      in the table are meant to highlight your
ACTUAL EXPENSES                                                                           ongoing costs only. Therefore, the
                                             HYPOTHETICAL EXAMPLE FOR                     hypothetical information is useful in
The table below provides information         COMPARISON PURPOSES                          comparing ongoing costs only, and will
about actual account values and actual                                                    not help you determine the relative
expenses. You may use the information in     The table below also provides                total costs of owning different funds.
this table,                                  information about hypothetical account
                                             values and hypo-
====================================================================================================================================

                                                      ACTUAL                             HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                        BEGINNING          ENDING               EXPENSES         ENDING            EXPENSES         ANNUALIZED
    SHARE             ACCOUNT VALUE     ACCOUNT VALUE         PAID DURING     ACCOUNT VALUE      PAID DURING         EXPENSE
    CLASS              (3/1/06)(1)       (8/31/06)(1)           PERIOD(2)      (8/31/06)           PERIOD(3)          RATIO
Institutional           $1,000.00          $994.00               $3.24         $1,021.32            $3.92             0.77%

(1)  The actual ending account value is based on the actual total return of the Fund for the period March 31, 2006, through August
     31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses over the six month period March 1, 2006, through August
     31, 2006.

(2)  Actual expenses are equal to the annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 154 (March 31, 2006, through August 31, 2006)/365. Because the share class has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

(3)  Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Institutional class shares of the Fund and other funds because such data is based on a full six month period.
====================================================================================================================================

AIMinvestments.com              SGRO-INS-1        A I M Distributors, Inc.

AIM Structured Growth Fund

SCHEDULE OF INVESTMENTS

August 31, 2006


                                                 SHARES           VALUE
--------------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-98.17%

AEROSPACE & DEFENSE-8.24%

Boeing Co. (The)                                   41,700      $ 3,123,330
--------------------------------------------------------------------------
Honeywell International Inc.                        9,200          356,224
--------------------------------------------------------------------------
Lockheed Martin Corp.                              40,300        3,328,780
--------------------------------------------------------------------------
United Technologies Corp.                           9,200          576,932
==========================================================================
                                                                 7,385,266
==========================================================================

AGRICULTURAL PRODUCTS-0.42%

Archer-Daniels-Midland Co.                          9,200          378,764
==========================================================================

AIR FREIGHT & LOGISTICS-3.59%

United Parcel Service, Inc.-Class B                45,900        3,215,295
==========================================================================

AIRLINES-1.89%

AMR Corp.(a)                                       82,000        1,693,300
==========================================================================

APPAREL RETAIL-1.08%

American Eagle Outfitters, Inc.                    25,100          969,613
==========================================================================

APPLICATION SOFTWARE-3.07%

BEA Systems, Inc.(a)                               65,900          904,807
--------------------------------------------------------------------------
Intuit Inc.(a)                                     61,200        1,849,464
==========================================================================
                                                                 2,754,271
==========================================================================

BIOTECHNOLOGY-2.54%

Celgene Corp.(a)                                   50,100        2,038,569
--------------------------------------------------------------------------
ImClone Systems Inc.(a)                             7,900          236,210
==========================================================================
                                                                 2,274,779
==========================================================================

COMMUNICATIONS EQUIPMENT-4.79%

Cisco Systems, Inc.(a)                             59,300        1,304,007
--------------------------------------------------------------------------
Motorola, Inc.                                    127,700        2,985,626
==========================================================================
                                                                 4,289,633
==========================================================================

COMPUTER & ELECTRONICS RETAIL-1.32%

Circuit City Stores, Inc.                          50,100        1,182,861
==========================================================================

COMPUTER HARDWARE-4.71%

Hewlett-Packard Co.                                83,400        3,049,104
--------------------------------------------------------------------------
International Business Machines Corp.              10,500          850,185
--------------------------------------------------------------------------
Palm, Inc.(a)                                      22,400          326,144
==========================================================================
                                                                 4,225,433
==========================================================================

COMPUTER STORAGE & PERIPHERALS-1.00%

QLogic Corp.(a)                                    48,800          896,944
==========================================================================

                                                 SHARES           VALUE
--------------------------------------------------------------------------


CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.85%

Cummins Inc.                                        6,600      $   757,812
==========================================================================

CONSUMER FINANCE-1.80%

AmeriCredit Corp.(a)                               30,300          711,747
--------------------------------------------------------------------------
First Marblehead Corp. (The)                       17,100          897,750
==========================================================================
                                                                 1,609,497
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.76%

CSG Systems International, Inc.(a)                  6,600          177,672
--------------------------------------------------------------------------
Electronic Data Systems Corp.                      21,100          502,813
==========================================================================
                                                                   680,485
==========================================================================

DEPARTMENT STORES-3.12%

J.C. Penney Co., Inc.                              44,400        2,798,976
==========================================================================

DRUG RETAIL-0.27%

Longs Drug Stores Corp.                             5,300          240,779
==========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-2.68%

Emerson Electric Co.                               29,200        2,398,780
==========================================================================

FOOD RETAIL-0.84%

Kroger Co. (The)                                   31,600          752,396
==========================================================================

GENERAL MERCHANDISE STORES-0.19%

Big Lots, Inc.(a)                                   9,200          168,820
==========================================================================

HEALTH CARE DISTRIBUTORS-2.10%

AmerisourceBergen Corp.                            29,000        1,280,640
--------------------------------------------------------------------------
McKesson Corp.                                     11,900          604,520
==========================================================================
                                                                 1,885,160
==========================================================================

HEALTH CARE TECHNOLOGY-0.38%

Emdeon Corp.(a)                                    29,000          343,650
==========================================================================

HOME FURNISHINGS-0.17%

Furniture Brands International, Inc.                7,900          151,285
==========================================================================

HYPERMARKETS & SUPER CENTERS-2.91%

Wal-Mart Stores, Inc.                              58,400        2,611,648
==========================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-3.08%

TXU Corp.                                          41,700        2,760,957
==========================================================================

AIM Structured Growth Fund


                                                 SHARES           VALUE
--------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES-2.62%

3M Co.                                             17,100      $ 1,226,070
--------------------------------------------------------------------------
General Electric Co.                               33,000        1,123,980
==========================================================================
                                                                 2,350,050
==========================================================================

INDUSTRIAL MACHINERY-0.91%

Illinois Tool Works Inc.                           18,500          812,150
==========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.85%

Qwest Communications International Inc.(a)         86,900          765,589
==========================================================================

INTERNET SOFTWARE & SERVICES-4.23%

Google Inc.-Class A(a)                             10,020        3,792,871
==========================================================================

INVESTMENT BANKING & BROKERAGE-5.02%

Goldman Sachs Group, Inc. (The)                     9,750        1,449,337
--------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                      10,500          670,005
--------------------------------------------------------------------------
Morgan Stanley                                     36,200        2,381,598
==========================================================================
                                                                 4,500,940
==========================================================================

MOTORCYCLE MANUFACTURERS-0.35%

Harley-Davidson, Inc.                               5,300          310,103
==========================================================================

MULTI-LINE INSURANCE-1.13%

American International Group, Inc.                 15,800        1,008,356
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.57%

BJ Services Co.                                     9,200          315,652
--------------------------------------------------------------------------
Cameron International Corp.(a)                      4,000          191,640
==========================================================================
                                                                   507,292
==========================================================================

OIL & GAS REFINING & MARKETING-3.44%

Frontier Oil Corp.                                 61,200        2,001,240
--------------------------------------------------------------------------
Tesoro Corp.                                       13,200          852,852
--------------------------------------------------------------------------
Valero Energy Corp.                                 4,000          229,600
==========================================================================
                                                                 3,083,692
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.36%

Citigroup Inc.                                      6,600          325,710
==========================================================================

PAPER PACKAGING-0.20%

Temple-Inland Inc.                                  4,000          178,080
==========================================================================

PHARMACEUTICALS-2.26%

King Pharmaceuticals, Inc.(a)                      38,200          619,604
--------------------------------------------------------------------------
Merck & Co. Inc.                                   18,500          750,175
--------------------------------------------------------------------------
Pfizer Inc.                                        23,700          653,172
==========================================================================
                                                                 2,022,951
==========================================================================

                                                 SHARES           VALUE
--------------------------------------------------------------------------


RESIDENTIAL REIT'S-0.72%

AvalonBay Communities, Inc.                         5,300      $   641,300
==========================================================================

SEMICONDUCTOR EQUIPMENT-1.66%

Lam Research Corp.(a)                              15,800          676,082
--------------------------------------------------------------------------
MEMC Electronic Materials, Inc.(a)                 21,100          816,148
==========================================================================
                                                                 1,492,230
==========================================================================

SEMICONDUCTORS-5.55%

Atmel Corp.(a)                                    131,800          760,486
--------------------------------------------------------------------------
Integrated Device Technology, Inc.(a)              21,100          363,553
--------------------------------------------------------------------------
Intersil Corp.-Class A                             29,000          735,150
--------------------------------------------------------------------------
Micron Technology, Inc.(a)                         30,300          523,584
--------------------------------------------------------------------------
NVIDIA Corp.(a)                                    88,900        2,587,879
==========================================================================
                                                                 4,970,652
==========================================================================

SOFT DRINKS-6.37%

Coca-Cola Co. (The)                                44,400        1,989,564
--------------------------------------------------------------------------
PepsiCo, Inc.                                      57,000        3,720,960
==========================================================================
                                                                 5,710,524
==========================================================================

SPECIALTY STORES-0.65%

Office Depot, Inc.(a)                              15,800          582,072
==========================================================================

STEEL-1.27%

Nucor Corp.                                        11,900          581,553
--------------------------------------------------------------------------
Steel Dynamics, Inc.                               10,500          554,295
==========================================================================
                                                                 1,135,848
==========================================================================

SYSTEMS SOFTWARE-5.10%

CA Inc.                                             9,200          216,844
--------------------------------------------------------------------------
Microsoft Corp.                                   104,200        2,676,898
--------------------------------------------------------------------------
Red Hat, Inc.(a)                                   72,300        1,680,252
==========================================================================
                                                                 4,573,994
==========================================================================

THRIFTS & MORTGAGE FINANCE-0.28%

Freddie Mac                                         4,000          254,400
==========================================================================

TOBACCO-2.83%

Altria Group, Inc.                                 22,200        1,854,366
--------------------------------------------------------------------------
Loews Corp.-Carolina Group                         11,900          681,394
==========================================================================
                                                                 2,535,760
==========================================================================
    Total Domestic Common Stocks & Other
      Equity Interests (Cost $87,555,513)                       87,980,968
==========================================================================

                                               PRINCIPAL
                                                 AMOUNT
==========================================================================
U.S. GOVERNMENT AGENCY SECURITIES-1.34%


AIM Structured Growth Fund

                                               PRINCIPAL
                                                 AMOUNT           VALUE
--------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (FHLB)-1.34%

Unsec. Disc. Notes,
  4.98%, 09/01/06 (Cost $1,200,000)(b)         $1,200,000        1,200,000
==========================================================================
U.S. TREASURY BILLS-0.22%

4.91%, 12/14/06 (Cost $197,163)(b)(c)             200,000(d)       197,205
==========================================================================
TOTAL INVESTMENTS-99.73% (Cost $88,952,676)                     89,378,173
==========================================================================
OTHER ASSETS LESS LIABILITIES-0.27%                                237,926
==========================================================================
NET ASSETS-100.00%                                             $89,616,099
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

Disc.   - Discount
REIT    - Real Estate Investment Trust
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at August 31, 2006 represented 0.22% of the Fund's Net Assets. See Note 1A.
(d) Principal balance was pledged as collateral to cover margin requirements for open future contracts. See Note 1I and Note 6.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Structured Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, at value (cost $88,952,676)        $89,378,173
-----------------------------------------------------------
Cash                                                  6,006
-----------------------------------------------------------
Receivables for:
  Variation margin                                      950
-----------------------------------------------------------
  Fund shares sold                                  203,377
-----------------------------------------------------------
  Dividends                                          51,442
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                   74
-----------------------------------------------------------
Other assets                                        371,267
===========================================================
    Total assets                                 90,011,289
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                              1,393
-----------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                                74
-----------------------------------------------------------
  Fund expenses advanced                            343,523
-----------------------------------------------------------
Accrued distribution fees                             4,296
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            2,274
-----------------------------------------------------------
Accrued transfer agent fees                             237
-----------------------------------------------------------
Accrued operating expenses                           43,393
===========================================================
    Total liabilities                               395,190
===========================================================
Net assets applicable to shares outstanding     $89,616,099
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $89,135,099
-----------------------------------------------------------
Undistributed net investment income                 124,412
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                             (73,391)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and futures contracts                  429,979
===========================================================
                                                $89,616,099
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $   862,173
___________________________________________________________
===========================================================
Class B                                         $   661,580
___________________________________________________________
===========================================================
Class C                                         $   599,434
___________________________________________________________
===========================================================
Class R                                         $   595,196
___________________________________________________________
===========================================================
Institutional Class                             $86,897,716
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                              86,820
___________________________________________________________
===========================================================
Class B                                              66,835
___________________________________________________________
===========================================================
Class C                                              60,554
___________________________________________________________
===========================================================
Class R                                              60,001
___________________________________________________________
===========================================================
Institutional Class                               8,739,207
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $      9.93
-----------------------------------------------------------
  Offering price per share
  (Net asset value of $9.93 divided by 94.50%)  $     10.51
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $      9.90
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $      9.90
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share  $      9.92
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share  $      9.94
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Structured Growth Fund

STATEMENT OF OPERATIONS

For the period March 31, 2006 (Date operations commenced) through August 31,
2006

INVESTMENT INCOME:

Dividends                                                     $  62,404
-----------------------------------------------------------------------
Interest                                                         51,970
=======================================================================
    Total investment income                                     114,374
=======================================================================

EXPENSES:

Advisory fees                                                    19,191
-----------------------------------------------------------------------
Administrative services fees                                     21,096
-----------------------------------------------------------------------
Custodian fees                                                    3,339
-----------------------------------------------------------------------
Distribution fees:

  Class A                                                           775
-----------------------------------------------------------------------
  Class B                                                         2,644
-----------------------------------------------------------------------
  Class C                                                         2,494
-----------------------------------------------------------------------
  Class R                                                         1,243
-----------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                                807
-----------------------------------------------------------------------
Transfer agent fees -- Institutional                                 30
-----------------------------------------------------------------------
Trustees' and officer's fees and benefits                         6,124
-----------------------------------------------------------------------
Registration and filing fees                                     54,241
-----------------------------------------------------------------------
Professional services fees                                       47,947
-----------------------------------------------------------------------
Other                                                            14,226
=======================================================================
    Total expenses                                              174,157
=======================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                 (143,014)
=======================================================================
    Net expenses                                                 31,143
=======================================================================
Net investment income                                            83,231
=======================================================================
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FUTURES CONTRACTS:

Net realized gain (loss) from Investment securities             (73,391)
=======================================================================
Change in net unrealized appreciation of:
  Investment securities                                         425,497
-----------------------------------------------------------------------
  Futures contracts                                               4,482
=======================================================================
                                                                429,979
=======================================================================
Net gain from investment securities and future contracts        356,588
=======================================================================
Net increase in net assets resulting from operations          $ 439,819
_______________________________________________________________________
=======================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Structured Growth Fund

STATEMENT OF CHANGES IN NET ASSETS

For the period March 31, 2006 (Date operations commenced) through August 31,
2006

                                                                   2006
---------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                         $    83,231
---------------------------------------------------------------------------
  Net realized gain (loss) from investment securities               (73,391)
---------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and futures contracts                                429,979
===========================================================================
    Net increase in net assets resulting from operations            439,819
===========================================================================
Share transactions-net:
  Class A                                                           865,449
---------------------------------------------------------------------------
  Class B                                                           666,910
---------------------------------------------------------------------------
  Class C                                                           605,418
---------------------------------------------------------------------------
  Class R                                                           600,010
---------------------------------------------------------------------------
  Institutional Class                                            86,438,493
===========================================================================
    Net increase in net assets resulting from share
     transactions                                                89,176,280
===========================================================================
    Net increase in net assets                                   89,616,099
===========================================================================

NET ASSETS:

  Beginning of period                                                    --
===========================================================================
  End of period (including undistributed net investment
    income of $124,412)                                         $89,616,099
___________________________________________________________________________
===========================================================================

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Structured Growth Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund commenced operations on March 31, 2006.

    The Fund's investment objective is to provide long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon

AIM Structured Growth Fund

     rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under

AIM Structured Growth Fund

     these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

J. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.60%
--------------------------------------------------------------------
Next $250 million                                             0.575%
--------------------------------------------------------------------
Next $500 million                                             0.55%
--------------------------------------------------------------------
Next $1.5 billion                                             0.525%
--------------------------------------------------------------------
Next $2.5 billion                                             0.50%
--------------------------------------------------------------------
Next $2.5 billion                                             0.475%
--------------------------------------------------------------------
Next $2.5 billion                                             0.45%
--------------------------------------------------------------------
Over $10 billion                                              0.425%
 ___________________________________________________________________
====================================================================


    Under the terms of a master sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO"), AIM pays INVESCO 40% of the amount of AIM's compensation on the sub-advised assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.00%, 1.75%, 1.75%, 1.25% and 0.75% of average daily net assets, respectively, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the period March 31, 2006 (date operations commenced) to August 31, 2006, AIM waived advisory fees of $19,191 and reimbursed fund level expenses of $122,351 and reimbursed class level expenses of $215, $183, $173, $172, and $30 for Class A, Class B, Class C, Class R and Institutional Class shares, respectively. At August 31, 2006 the advisor advanced to the Fund $343,523 for the payment of fund expenses.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the period March 31, 2006 (date operations commenced) to August 31, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the period March 31, 2006 (date operations commenced) to August 31, 2006, AIM was paid $21,096.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the period March 31, 2006 (date operations commenced) to August 31, 2006, the Fund paid AIS $807 for Class A, Class B, Class C and Class R share classes and $30 for Institutional Class shares.

AIM Structured Growth Fund


    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period March 31, 2006 (date operations commenced) to August 31, 2006, the Class A, Class B, Class C and Class R shares paid $775, $2,644, $2,494 and $1,243, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period March 31, 2006 (date operations commenced) to August 31, 2006, ADI advised the Fund that it retained $566 in front-end sales commissions from the sale of Class A shares and $0, $0, $0 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the period March 31, 2006 (date operations commenced) to August 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $699.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the period March 31, 2006 (date operations commenced) to August 31, 2006, the Fund paid legal fees of $571 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the period March 31, 2006 (date operations commenced) to August 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

AIM Structured Growth Fund

NOTE 6--FUTURES CONTRACTS

On August 31, 2006, $200,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS AT PERIOD END
-------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF       MONTH/        VALUE       UNREALIZED
CONTRACT                                                      CONTRACTS     COMMITMENT     08/31/06    APPRECIATION
-------------------------------------------------------------------------------------------------------------------
Russell E-Mini 1000 Index                                        13        Sep.-06/Long    $921,050       $4,482
___________________________________________________________________________________________________________________
===================================================================================================================

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long term capital gain distributions paid during the period March 31, 2006 (date operations commenced) to August 31, 2006.

TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                                                                   2006
---------------------------------------------------------------------------
Undistributed ordinary income                                   $   124,477
---------------------------------------------------------------------------
Unrealized appreciation -- investments                              400,653
---------------------------------------------------------------------------
Capital loss carryover                                              (44,065)
---------------------------------------------------------------------------
Temporary book/tax differences                                          (65)
---------------------------------------------------------------------------
Shares of beneficial interest                                    89,135,099
===========================================================================
  Total net assets                                              $89,616,099
___________________________________________________________________________
===========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2014                                                    $44,065
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the period March 31, 2006 (date operations commenced) to August 31, 2006 was $88,849,257 and $1,220,353, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $1,379,524
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (978,871)
==============================================================================
Net unrealized appreciation of investment securities               $  400,653
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $88,977,520.

AIM Structured Growth Fund

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of costs incurred during the start up period of the Fund, on August 31, 2006, undistributed net investment income was increased by $41,181 and shares of beneficial interest decreased by $41,181. This reclassification had no effect on the net assets of the Fund.

NOTE 10--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are sold without a sales charge. In addition, under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                             CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------
                                                                 MARCH 31, 2006 (DATE
                                                                OPERATIONS COMMENCED)
                                                                       THROUGH
                                                                  AUGUST 31, 2006(a)
                                                              --------------------------
                                                                SHARES         AMOUNT
----------------------------------------------------------------------------------------
Sold:
  Class A                                                         89,400    $    891,029
----------------------------------------------------------------------------------------
  Class B                                                         66,886         667,410
----------------------------------------------------------------------------------------
  Class C                                                         60,554         605,418
----------------------------------------------------------------------------------------
  Class R                                                         60,001         600,010
----------------------------------------------------------------------------------------
  Institutional Class                                          8,742,481      86,471,025
========================================================================================
Reacquired:
  Class A                                                         (2,580)        (25,580)
----------------------------------------------------------------------------------------
  Class B                                                            (51)           (500)
----------------------------------------------------------------------------------------
  Class C                                                             --              --
----------------------------------------------------------------------------------------
  Class R                                                             --              --
----------------------------------------------------------------------------------------
  Institutional Class                                             (3,274)        (32,532)
========================================================================================
                                                               9,013,417    $ 89,176,280
________________________________________________________________________________________
========================================================================================

(a) 92% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

NOTE 11--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

AIM Structured Growth Fund


NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                                             INSTITUTIONAL
                                     CLASS A              CLASS B           CLASS C           CLASS R            CLASS
                                  --------------       --------------    --------------    --------------    --------------
                                  MARCH 31, 2006       MARCH 31, 2006    MARCH 31, 2006    MARCH 31, 2006    MARCH 31, 2006
                                    (DATE                (DATE             (DATE             (DATE              (DATE
                                  OPERATIONS           OPERATIONS        OPERATIONS        OPERATIONS        OPERATIONS
                                  COMMENCED) TO        COMMENCED) TO     COMMENCED) TO     COMMENCED) TO     COMMENCED) TO
                                  AUGUST 31,           AUGUST 31,        AUGUST 31,        AUGUST 31,        AUGUST 31,
                                     2006                 2006              2006              2006              2006
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                              $10.00               $10.00            $10.00            $10.00           $  10.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income(a)              0.11                 0.08              0.08              0.10               0.12
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                    (0.18)               (0.18)            (0.18)            (0.18)             (0.18)
===========================================================================================================================
  Total from investment
    operations                         (0.07)               (0.10)            (0.10)            (0.08)             (0.06)
===========================================================================================================================
Net asset value, end of period        $ 9.93               $ 9.90            $ 9.90            $ 9.92           $   9.94
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                        (0.70)%              (1.00)%           (1.00)%           (0.80)%            (0.60)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $  862               $  662            $  599            $  595           $ 86,898
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or
    expense reimbursements(c)           1.03%                1.78%             1.78%             1.28%              0.77%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements(c)           5.52%                6.27%             6.27%             5.77%              5.20%
===========================================================================================================================
Ratio of net investment income
  to average net assets(c)              2.57%                1.82%             1.82%             2.32%              2.83%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(d)                 7%                   7%                7%                7%                 7%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if any, and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $734,531, $626,644, $591,054, $589,073 and $5,039,630 for Class A, Class B, Class
     C, Class R and Institutional Class shares, respectively.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of

AIM Structured Growth Fund
law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Structured Growth Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Counselor Series Trust and Shareholders of AIM Structured Growth Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Structured Growth Fund (one of the funds constituting AIM Counselor Series Trust, hereafter referred to as the "Fund") at August 31, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the period March 31, 2006 (date operations commenced) through August 31, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 26, 2006
Houston, Texas

AIM Structured Growth Fund

TAX DISCLOSURE

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDER

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended May 31, 2006 and August 31, 2006, are 1.79% and 1.57%, respectively.

AIM Structured Growth Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Counselor Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     2003           Director and Chairman, A I M Management    None
   Trustee and Vice Chair                         Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

   Philip A. Taylor(2) -- 1954     2006           Director, Chief Executive Officer and
   Trustee, President and                         President, A I M Management Group Inc.,
   Principal                                      AIM Mutual Fund Dealer Inc., AIM Funds
   Executive Officer                              Management Inc. and 1371 Preferred Inc.;
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc. and AIM
                                                  GP Canada Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc.; Director, President
                                                  and Chairman, AVZ Callco Inc.; AMVESCAP
                                                  Inc. and AIM Canada Holdings Inc.;
                                                  Director and Chief Executive Officer,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; Trustee,
                                                  President and Principal Executive
                                                  Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and Trustee
                                                  and Executive Vice President, The AIM
                                                  Family of Funds--Registered Trademark--
                                                  (AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust only)

                                                  Formerly: President and Principal          None
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       2003           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            1983           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2003           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2000           Founder, Green, Manning & Bunch Ltd.,      None
   Trustee                                        (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2003           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          2003           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.

                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         2003           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      2003           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        2003           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              1997           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel, Jr. -- 1944    2005           Retired                                    Director, Mainstay VP Series
   Trustee                                                                                   Funds, Inc. (21 portfolios)
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Structured Growth Fund



The address of each trustee and officer of AIM Counselor Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIP(S)
TRUST                              SINCE          DURING PAST 5 YEARS                       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Senior Vice President and Senior Officer  N/A
   Senior Vice President and                      of The AIM Family of Funds--Registered
   Senior Officer                                 Trademark--
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------

   John M. Zerr -- 1962            2006           Director, Senior Vice President,          N/A
   Senior Vice President, Chief                   Secretary and General Counsel, A I M
   Legal Officer and Secretary                    Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director, Vice President
                                                  and Secretary, INVESCO Distributors,
                                                  Inc.; Vice President and Secretary,
                                                  A I M Capital Management, Inc., AIM
                                                  Investment Services, Inc., and Fund
                                                  Management Company; Senior Vice
                                                  President and Secretary, A I M
                                                  Distributors, Inc.; Director, INVESCO
                                                  Funds Group Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Global Compliance Director, AMVESCAP      N/A
   Vice President                                 PLC; and Vice President of The AIM
                                                  Family of Funds--Registered Trademark--

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and The AIM Family
                                                  of Funds--Registered Trademark--; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Vice President, AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company; Senior Vice
                                                  President and Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; and Senior Vice President
                                                  and Compliance Director, Delaware
                                                  Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Senior Vice President and General
   Vice President                                 Counsel, AMVESCAP PLC; Director, INVESCO
                                                  Funds Group, Inc.; and Vice President of
                                                  The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Director, General Counsel, and  N/A
                                                  Vice President Fund Management Company;
                                                  Director, Senior Vice President,
                                                  Secretary and General Counsel, A I M
                                                  Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--; Chief
                                                  Executive Officer and President, INVESCO
                                                  Funds Group, Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc. and Liberty Funds Group,
                                                  LLC
------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M  N/A
   Vice President, Principal                      Advisors, Inc.; and Vice President,
   Financial Officer and                          Treasurer and Principal Officer of The
   Treasurer                                      AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief           N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, Senior Vice
                                                  President and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       2005           Director of Cash Management, Managing     N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and The AIM Family of
                                                  Funds--Registered Trademark--
------------------------------------------------------------------------------------------------------------------------------

   Todd L. Spillane -- 1958        2006           Senior Vice President, A I M Management   N/A
   Chief Compliance Officer                       Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND           INVESTMENT ADVISOR        DISTRIBUTOR              AUDITORS                SUB-ADVISOR
11 Greenway Plaza            A I M Advisors, Inc.      A I M Distributors,      PricewaterhouseCoopers  INVESCO Institutional (N.A.)
Suite 100                    11 Greenway Plaza         Inc.                     LLP                     One Midtown Plaza
Houston, TX 77046-1173       Suite 100                 11 Greenway Plaza        1201 Louisiana Street   1360 Peachtree Street, N.E.
                             Houston, TX 77046-1173    Suite 100                Suite 2900              Suite 100
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678  Atlanta, GA 30309-3262

COUNSEL TO THE FUND          COUNSEL TO THE            TRANSFER AGENT           CUSTODIAN
Ballard Spahr                INDEPENDENT TRUSTEES      AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP     Kramer, Levin, Naftalis   Services, Inc.           Trust Company
1735 Market Street, 51st     & Frankel LLP             P.O. Box 4739            225 Franklin Street
Floor                        1177 Avenue of the        Houston, TX 77210-4739   Boston, MA 02110-2801
Philadelphia, PA 19103-7599  Americas
                             New York, NY 10036-2714



       DOMESTIC EQUITY                         INTERNATIONAL/GLOBAL EQUITY                            FIXED INCOME

AIM Basic Balanced Fund*                     AIM Asia Pacific Growth Fund                TAXABLE
AIM Basic Value Fund                         AIM China Fund
AIM Capital Development Fund                 AIM Developing Markets Fund                 AIM Enhanced Short Bond Fund
AIM Charter Fund                             AIM European Growth Fund                    AIM Floating Rate Fund
AIM Constellation Fund                       AIM European Small Company Fund(1)          AIM High Yield Fund
AIM Diversified Dividend Fund                AIM Global Aggressive Growth Fund           AIM Income Fund
AIM Dynamics Fund                            AIM Global Equity Fund                      AIM Intermediate Government Fund
AIM Large Cap Basic Value Fund               AIM Global Growth Fund                      AIM International Bond Fund
AIM Large Cap Growth Fund                    AIM Global Value Fund                       AIM Limited Maturity Treasury Fund
AIM Mid Cap Basic Value Fund                 AIM Japan Fund                              AIM Money Market Fund
AIM Mid Cap Core Equity Fund(1)              AIM International Core Equity Fund          AIM Short Term Bond Fund
AIM Opportunities I Fund                     AIM International Growth Fund               AIM Total Return Bond Fund
AIM Opportunities II Fund                    AIM International Small Company Fund(1)     Premier Portfolio
AIM Opportunities III Fund                   AIM Trimark Fund                            Premier U.S. Government Money Portfolio
AIM S&P 500 Index Fund
AIM Select Equity Fund                                SECTOR EQUITY                      TAX-FREE
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund                    AIM Advantage Health Sciences Fund          AIM High Income Municipal Fund(1)
AIM Structured Core Fund                     AIM Energy Fund                             AIM Municipal Bond Fund
AIM Structured Growth Fund                   AIM Financial Services Fund                 AIM Tax-Exempt Cash Fund
AIM Structured Value Fund                    AIM Global Health Care Fund                 AIM Tax-Free Intermediate Fund
AIM Summit Fund                              AIM Global Real Estate Fund                 Premier Tax-Exempt Portfolio
AIM Trimark Endeavor Fund                    AIM Gold & Precious Metals Fund
AIM Trimark Small Companies Fund             AIM Leisure Fund                                     ALLOCATION SOLUTIONS
                                             AIM Multi-Sector Fund
                                             AIM Real Estate Fund(1)                     AIM Conservative Allocation Fund
                                             AIM Technology Fund                         AIM Growth Allocation Fund
                                             AIM Utilities Fund                          AIM Moderate Allocation Fund
                                                                                         AIM Moderate Growth Allocation Fund
                                                                                         AIM Moderately Conservative Allocation Fund

                                                                                                 DIVERSIFIED PORTFOLIOS

                                                                                         AIM Income Allocation Fund
                                                                                         AIM International Allocation Fund

                                             =======================================================================================
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR
                                             THIS AND OTHER INFORMATION ABOUT AIM FUNDS,OBTAIN A PROSPECTUS FROM YOUR
                                             FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                             =======================================================================================


* Domestic equity and income fund

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

   If used after January 20, 2007, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $429 billion in assets under management. Data as of August 31, 2006.


AIMinvestments.com                  SGRO-AR-1           A I M Distributors, Inc.


                                  YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
-------------------------------------------------------------------------------------
Mutual   Retirement   Annuities   College   Separately   Offshore   Cash                       [AIM INVESTMENTS LOGO APPEARS HERE]
Funds    Products                 Savings   Managed      Products   Management                      --Registered Trademark--
                                  Plans     Accounts
-------------------------------------------------------------------------------------

                                                                  AIM Structured
                                                                      Value Fund

                                 Annual Report to Shareholders o August 31, 2006


                              [COVER GLOBE IMAGE]


DOMESTIC EQUITY

Large-Cap Value

Table of Contents

Supplemental Information               2
Letters to Shareholders                3
Performance Summary                    5
Management Discussion                  5
Fund Expenses                          7
Fund Performance                       8
Approval of Advisory Agreement         9
Schedule of Investments              F-1
Financial Statements                 F-4
Notes to Financial Statements        F-6
Financial Highlights                F-12
Auditor's Report                    F-14
Tax Disclosures                     F-15
Trustees and Officers               F-16

[AIM INVESTMENT SOLUTIONS]

[GRAPHIC]       [GRAPHIC]       [GRAPHIC]

[DOMESTIC   [INTERNATIONAL/     [SECTOR
 EQUITY]     GLOBAL EQUITY]      EQUITY]

[GRAPHIC]       [GRAPHIC]       [GRAPHIC]

[FIXED        [ALLOCATION     [DIVERSIFIED
INCOME]        SOLUTIONS]      PORTFOLIOS]


[AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--

AIM Structured Value Fund



AIM STRUCTURED VALUE FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL

o Unless otherwise stated, information presented in this report is as of August 31, 2006, and is based on total net assets.

ABOUT SHARE CLASSES                          securities. Derivatives are subject to       index. Unless otherwise indicated, index
                                             counter party risk--the risk that the        results include reinvested dividends,
o Class B shares are not available as an     other party will not complete the            and they do not reflect sales charges.
investment for retirement plans              transaction with the Fund.                   Performance of an index of funds
maintained pursuant to Section 401 of                                                     reflects fund expenses; performance of a
the Internal Revenue Code, including         o There is no guarantee that the             market index does not.
401(k) plans, money purchase pension         investment techniques and risk analyses
plans and profit sharing plans, except       used by the Fund's managers will produce     OTHER INFORMATION
for plans that have existing accounts        the desired results.
invested in Class B shares.                                                               o Industry classifications used in this
                                             o The prices of and the income generated     report are generally according to the
o Class R shares are available only to       by securities held by the Fund may           Global Industry Classification Standard,
certain retirement plans. Please see the     decline in response to certain factors,      which was developed by and is the
prospectus for more information.             including some directly involving the        exclusive property and a service mark of
                                             companies and governments whose              Morgan Stanley Capital International
PRINCIPAL RISKS OF INVESTING IN              securities are owned by the Fund. These      Inc. and Standard & Poor's.
THE FUND                                     factors include general economic and
                                             market conditions, regional or global        o The returns shown in management's
o Foreign securities have additional         economic instability and currency and        discussion of Fund performance are based
risks, including exchange rate changes,      interest rate fluctuations.                  on net asset values calculated for
political and economic upheaval, the                                                      shareholder transactions. Generally
relative lack of information about these     ABOUT INDEXES USED IN THIS REPORT            accepted accounting principles require
companies, relatively low market                                                          adjustments to be made to the net assets
liquidity and the potential lack of          o The unmanaged STANDARD & POOR'S            of the Fund at period end for financial
strict financial and accounting controls     COMPOSITE INDEX OF 500 STOCKS (the S&P       reporting purposes, and as such, the net
and standards.                               500--Registered Trademark-- Index) is an     asset values for shareholder
                                             index of common stocks frequently used       transactions and the returns based on
o Prices of equity securities change in      as a general measure of U.S. stock           those net asset values may differ from
response to many factors including the       market performance.                          the net asset values and returns
historical and prospective earnings of                                                    reported in the Financial Highlights.
the issuer, the value of its assets,         o The unmanaged LIPPER LARGE-CAP VALUE
general economic conditions, interest        FUNDS INDEX represents an average of the     The Fund provides a complete list of its
rates, investor perceptions and market       performance of the 30 largest                holdings four times in each fiscal year,
liquidity.                                   large-capitalization value funds tracked     at the quarter-ends. For the second and
                                             by Lipper Inc., an independent mutual        fourth quarters, the lists appear in the
o The value of convertible securities in     fund performance monitor.                    Fund's semiannual and annual reports to
which the Fund invests may be affected                                                    shareholders. For the first and third
by market interest rates, the risk that      o The unmanaged RUSSELL 1000--Registered     quarters, the Fund files the lists with
the issuer may default on interest or        Trademark-- VALUE INDEX is a subset of       the Securities and Exchange Commission
principal payments and the value of the      the unmanaged RUSSELL 1000--Registered       (SEC) on Form N-Q. The most recent list
underlying common stock into which these     Trademark-- INDEX, which represents the      of portfolio holdings is available at
securities may be converted.                 performance of the stocks of                 AIMinvestments.com. From our home page,
                                             large-capitalization companies; the          click on Products & Performance, then
o The Fund may invest in debt securities     Value subset measures the performance of     Mutual Funds, then Fund Overview. Select
such as notes and bonds that carry           Russell 1000 companies with lower            your Fund from the drop-down menu and
interest rate risk and credit risk.          price/book ratios and lower forecasted       click on Complete Quarterly Holdings.
                                             growth values.                               Shareholders can also look up the Fund's
o The Fund invests in "value" stocks                                                      Forms N-Q on the SEC Web site at
which can continue to be inexpensive for     o The Fund is not managed to track the       sec.gov. Copies of the Fund's Forms N-Q
long periods of time and may never           performance of any particular index,         may be reviewed and copied at the SEC
realize their full value.                    including the indexes defined here, and      Public Reference Room in Washington,
                                             consequently, the performance of the         D.C. You can obtain information on the
o The Fund may use enhanced investment       Fund may deviate significantly from the      operation of the Public Reference Room,
techniques such as leveraging and            performance of the indexes.                  including information about duplicating
derivatives. Leveraging entails special                                                   fee charges, by calling 202-942-8090 or
risks such as magnifying changes in the      o A direct investment cannot be made in      800-732-0330,or by electronic request at
value of the portfolio's                     an                                           the following e-mail address:
                                                                                          publicinfo@sec.gov. The SEC file numbers
                                                                                          for the Fund are 811-09913 and
                                                                                          333-36074.

                                                                                          Continued on page 8

=============================================================================             ========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 FUND NASDAQ SYMBOLS
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class A Shares                    ASAVX
=============================================================================             Class B Shares                    ASBVX
                                                                                          Class C Shares                    SBCVX
=====================================================                                     Class R Shares                    ASRVX
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE                                     ========================================
=====================================================

AIMinvestments.com

AIM Structured Value Fund

                  Dear Shareholders of The AIM Family of Funds--Registered Trademark--:

                  We're pleased to provide you with this report, which includes a discussion of how your Fund was managed during the period under review in this report, and what factors affected its performance. That discussion begins on page 5.

                     It's been said nothing is certain but death and taxes. We
[TAYLOR           would venture to add that one other thing is certain: Markets
 PHOTO]           change--and change often--in the short term, in response to constantly changing economic, geopolitical and other factors.
                  For example, domestic and global markets were generally strong from November 2005 through April 2006, as economic growth appeared robust and inflation seemed contained. But as new economic data suggested inflation might be higher than previously estimated in the U.S. and elsewhere, those same markets often demonstrated weakness and volatility in the May-August period.

PHILLIP TAYLOR       While we can't do anything about the ambiguity and
                  uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments --Registered Trademark-- can help by offering a broad product line that gives your financial advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                     We've changed the look of our annual reports to reflect
                  that belief. In our marketing and now our shareholder literature, we represent a fully diversified portfolio graphically as an allocation pie chart and assign each asset class a color--green for domestic equity, blue for international, orange for sector and purple for fixed income. A legend in the left column illustrates the methodology. Your report cover now shows your Fund's asset class color, plus the asset class and sub-asset class name are shown in the upper-left corner. The reason for these changes is to help you better understand where your Fund fits into your overall portfolio.

                      AIM has a variety of investment solutions, and knowing
                  which ones are right for your portfolio is complex. That's why we also believe in the value of a trusted financial advisor who will work with you to create an investment plan you can stick with for the long term. Your financial advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                      At a recent meeting of the AIM Funds board, Robert H.
                  Graham relinquished his position as president of AIM Funds, a post customarily held by the chief executive officer of AIM Investments. Bob--one of three founders of AIM Investments in 1976--has a well-earned reputation for being one of the most knowledgeable leaders in the mutual fund industry. As I assume Bob's previous responsibilities, I'm pleased that he'll remain actively involved as the vice chair of AIM Funds.

                  OUR COMMITMENT TO YOU

                  In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building enduring solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                      Information about investing, the markets and your Fund is
                  always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                  Sincerely,

                  /S/ PHILIP TAYLOR

                  Philip Taylor
                  President - AIM Funds
                  CEO, AIM Investments

                  October 18, 2006

                  AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM Structured Value Fund

                      Dear Fellow AIM Fund Shareholders:

                      At our meeting at the end of June, your Board completed
                      its comprehensive review* of each fund's advisory
                      agreement with A I M Advisors, Inc. (AIM) to make certain
                      your interests are being served in terms of fees,
                      performance and operations.
[CROCKETT
  PHOTO]                 Looking ahead, your Board finds many reasons to be
                      positive about AIM's management and strategic direction.
                      Most importantly, AIM management's investment management
                      discipline is paying off in terms of improved overall
                      performance. While work remains to be done, AIM's
                      complex-wide, asset-weighted mutual fund performance for
                      the trailing one-, three- and five-year periods is at its
                      highest since 2000 for the periods ended August 31, 2006.
                      We are also pleased with AIM management's efforts to seek
BRUCE L. CROCKETT     more cost-effective ways of delivering superior service.

                         In addition, AIM is realizing the benefits of belonging
                      to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $429 billion globally as of August 31, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                         The seven new AIM funds--which include Asian funds,
                      structured U.S. equity funds and specialized bond funds-are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                         Your Board is very pleased with the overall direction
                      and progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                      Sincerely,

                      /s/ BRUCE L. CROCKETT


                      Bruce L. Crockett
                      Independent Chair
                      AIM Funds Board

                      October 18, 2006

                      *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this annual report on pages 10-11.

AIM Structured Value Fund

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

====================================================================================      however, non-benchmark names may also be
                                                                                          considered. Each stock in the universe
PERFORMANCE SUMMARY                                                                       is evaluated on four concepts: earnings
                                                                                          momentum, price and volume, management
For the five months ended August 31, 2006, AIM Structured Value Fund, excluding           action and relative valuation. The sum
applicable sales charges, underperformed its style-specific benchmark, the Russell        of the scores for each concept
1000 Value Index. The Fund outperformed the broad market as measured by the S&P 500       represents the expected alpha (excess
Index. Overall, detractors from performance included holdings within the industrials      return) for the near term for the
and materials sectors. Positive performance was primarily driven by investments in        average stock in the universe. Each
financials and consumer staples.                                                          stock is also evaluated on a multitude
                                                                                          of other factors to develop a
FUND VS. INDEXES                                                                          stock-specific risk forecast. Finally,
                                                                                          we develop a transaction cost forecast
Cumulative total returns, 3/31/06-8/31/06, excluding applicable sales charges. If         for each stock.
sales charges were included, returns would be lower.
                                                                                              We then incorporate these previously
Class A Shares                                                                 4.40%      mentioned variables--alpha forecast, risk
Class B Shares                                                                 4.00       forecast and transaction cost
Class C Shares                                                                 4.00       forecast--using an optimizer to build a
Class R Shares                                                                 4.20       portfolio that we believe is an optimal
S&P 500 Index (Broad Market Index)                                             1.52       balance of the stocks' potential return
Russell 1000 Value Index (Style-Specific Index)                                4.76       and risk. This portfolio is constructed
Lipper Large-Cap Value Funds Index (Peer Group Index)                          3.46       according to certain constraints to help
SOURCE: LIPPER INC.                                                                       ensure that the Fund's relative
                                                                                          performance and volatility remain within
====================================================================================      the strategy's guidelines. The portfolio
                                                                                          is continually monitored by the team and
HOW WE INVEST                                    The investment process integrates        the overall investment process is
                                             the following key steps:                     repeated on a monthly basis to determine
We manage your Fund to provide exposure                                                   which companies should be bought or sold
to large-cap value stocks. The portfolio     o Universe Development                       within the portfolio.
is designed to outperform the Russell
1000 Value Index while minimizing the        o Stock Rankings                             MARKET CONDITIONS AND YOUR FUND
amount of additional risk relative to
the benchmark. The Fund can be used as a     o Risk Assessment                            Equity market performance has been mixed
long-term allocation to large-cap stocks                                                  since the launch of the Fund on March
that compliments other style-specific        o Portfolio Construction                     31, 2006. The economy remained strong as
strategies within a diversified asset                                                     U.S. gross domestic product and earnings
allocation strategy.                         o Trading                                    growth continued at a healthy pace.
                                                                                          Market participants continued to be
                                                 The companies included within the        concerned about further U.S. Federal
                                             Russell 1000 Value Index are used as a       Reserve Board interest rate increase-
                                             general guide for developing the Fund's
                                             investable universe,                                                      (continued)

========================================     ========================================     ========================================

PORTFOLIO COMPOSITION                        TOP FIVE INDUSTRIES*                         TOP 10 EQUITY HOLDINGS*

By sector                                    1. Other Diversified Financial               1.  Exxon Mobil Corp.               7.6%
                                                Services                        10.5%
Financials                         40.5%                                                  2.  Bank of America Corp.           4.2
                                             2. Integrated Oil & Gas            10.4
Energy                             14.3                                                   3.  Citigroup Inc.                  4.2
                                             3. Investment Banking &
Health Care                         9.1         Brokerage                        7.3      4.  Pfizer Inc.                     3.9

Consumer Staples                    6.9      4. Pharmaceuticals                  6.1      5.  American International Group,
                                                                                              Inc.                            3.2
Utilities                           6.2      5. Multi-Line Insurance             4.7
                                                                                          6.  Wells Fargo & Co.               2.6
Information Technology              5.4      Total Net Assets           $76.4 million
                                                                                          7.  Morgan Stanley                  2.4
Industrials                         5.3      Total Number of Holdings*            121
                                                                                          8.  Allstate Corp. (The)            2.1
Consumer Discretionary              4.6
                                                                                          9.  Hewlett-Packard Co.             2.1
Telecommunication Services          3.3
                                                                                          10. JPMorgan Chase & Co.            2.0
Materials                           2.5

U.S. Government Agency Securities,
U.S. Treasury Bills plus
Other Assets Less Liabilities       1.9

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding U.S. Government Agency securities and U.S. Treasury securities

========================================     ========================================     ========================================

AIM Structured Value Fund

es and their inability to appropriately          For the period under review, our         JEREMY S. LEFKOWITZ
interpret new Fed Chairman Ben               beta was slightly above market and
Bernanke's comments. Further adding to       detracted from performance. Our              Portfolio manager, lead manager of AIM
market discomfort were geopolitical          sector/industry over/underweight             Structured Value Fund. He began his
issues such as Iran's resistance to U.S.     decisions contributed slightly to            investments career in 1968 and has been
demands that it halt its nuclear             performance while our style exposure         associated with INVESCO Institutional
program. As a result, investors'             (defined by Barra, Inc.) was a slight        and/or its affiliates since 1982. Mr.
appetite for risk declined and market        detractor.                                   Lefkowitz earned a Bachelor of Science
volatility increased, particularly among                                                  degree in industrial engineering and an
small-cap stocks. In this environment,           Stock selection was a principal          M.B.A. in finance from Columbia
value generally continued to outperform      contributor to performance for the           University.
growth and large-cap stocks generally        reporting period. Fund holdings that
outperformed small-cap stocks.               contributed the most to relative             DANIEL A. KOSTYK
                                             performance included QWEST
    The Fund underperformed the Russell      COMMUNICATIONS, KROGER, TXU, EXXON MOBIL     Chartered Financial Analyst, portfolio
1000 Value Index for the five-month          and CAROLINA GROUP. Among the largest        manager, manager of AIM Structured Value
period ended August 31, 2006. We used        detractors from relative performance         Fund. He has been associated with
the alpha forecast, risk forecast and        during the period were AETNA, LEHMAN         INVESCO Institutional and/or its
transaction cost forecast to build what      BROTHERS HOLDINGS, AMERISOURCEBERGEN,        affiliates since 1995. Mr. Kostyk earned
we considered an optimal portfolio that      AMERICREDIT and GOLDMAN SACHS.               a B.S. in mechanical engineering from
provided excess return given the risk                                                     Northwestern University and an M.B.A.
level targets of the strategy. The alpha     IN CLOSING                                   from the University of Chicago.
model incorporates four factors:
earnings momentum, price and volume,         Our strategy, as always, emphasized          ANTHONY J. MUNCHAK
management action and relative value.        stocks we believed possessed strong
For the period, all four factors             earnings growth, positive price trends       Chartered Financial Analyst, portfolio
benefited the Fund, with relative value      and reasonable valuations. We appreciate     manager, manager of AIM Structured Value
contributing the most to performance and     your confidence in us. Thank you for         Fund. He has been associated with
price and volume contributing the least.     your continued investment in AIM             INVESCO Institutional and/or its
The strong performance from our alpha        Structured Value Fund.                       affiliates since 2000. Mr. Munchak
model was a primary positive contributor                                                  earned Bachelor of Science and Master of
to our Fund performance but was more         THE VIEWS AND OPINIONS EXPRESSED IN          Science degrees from Boston College. He
than offset by our exposures to several      MANAGEMENT'S DISCUSSION OF FUND              also earned a Master of Business
other market factors.                        PERFORMANCE ARE THOSE OF A I M ADVISORS,     Administration degree from Bentley
                                             INC. THESE VIEWS AND OPINIONS ARE            College.
    Positive exposures to volatility,        SUBJECT TO CHANGE AT ANY TIME BASED ON
momentum and trading activity all            FACTORS SUCH AS MARKET AND ECONOMIC          GLEN E. MURPHY
detracted from performance. Market           CONDITIONS. THESE VIEWS AND OPINIONS MAY
participants favored lower volatility        NOT BE RELIED UPON AS INVESTMENT ADVICE      Chartered Financial Analyst, portfolio
and lower liquidity stocks and avoided       OR RECOMMENDATIONS, OR AS AN OFFER FOR A     manager, manager of AIM Structured Value
stocks that demonstrated positive            PARTICULAR SECURITY. THE INFORMATION IS      Fund. He has been associated with
momentum at the start of the period.         NOT A COMPLETE ANALYSIS OF EVERY ASPECT      INVESCO Institutional and/or its
Also detracting from returns was a lack      OF ANY MARKET, COUNTRY, INDUSTRY,            affiliates since 1995. Mr. Murphy earned
of exposure to price-to-book sensitive       SECURITY OR THE FUND. STATEMENTS OF FACT     a business administration degree from
companies; a valuation factor not used       ARE FROM SOURCES CONSIDERED RELIABLE,        the University of Massachusetts and a
in our model.                                BUT A I M ADVISORS, INC. MAKES NO            Master of Science degree in finance from
                                             REPRESENTATION OR WARRANTY AS TO THEIR       Boston College.
    Active managers typically add value      COMPLETENESS OR ACCURACY. ALTHOUGH
in one or a combination of four areas:       HISTORICAL PERFORMANCE IS NO GUARANTEE       FRANCIS M. ORLANDO
beta (relative volatility), style,           OF FUTURE RESULTS, THESE INSIGHTS MAY
sector/industry over/under weight and        HELP YOU UNDERSTAND OUR INVESTMENT           Chartered Financial Analyst, portfolio
stock selection. We attempt to add value     MANAGEMENT PHILOSOPHY.                       manager, manager of AIM Structured Value
through our stock selection decisions.                                                    Fund. He has been associated with
Consequently, we minimized our exposure            See important Fund and index           INVESCO Institutional and/or its
relative to the benchmark with regard to      disclosures on the inside front cover.      affiliates since 1987. Mr. Orlando
beta, style and sector/industry                                                           earned business administration degree
exposures. We traded only once per month                                                  from Merrimack College and an M.B.A.
so that these exposures varied slightly                                                   from Boston University.
during the month and consequently
contributed or detracted slightly from                                                    ANNE M. UNFLAT
performance.
                                                                                          Portfolio manager, manager of AIM
                                                                                          Structured Value Fund. She has been
                                                                                          associated with INVESCO Institutional
                                                                                          and/or its affiliates since 1988. Ms.
                                                                                          Unflat graduated magna cum laude from
                                                                                          Queens College with a Bachelor of Arts
                                                                                          degree in economics. She earned her
                                                                                          M.B.A. degree in finance from St. John's
                                                                                          University.

                                                                                          Assisted by U.S. Structured Products
                                                                                          Group Research Team

                                                                                          FOR A PRESENTATION OF YOUR FUND'S
                                                                                          PERFORMANCE, PLEASE SEE PAGE 8.

AIM STRUCTURED VALUE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      You may use the information in this          cumulative total returns at net asset
                                             table, together with the amount you          value after expenses for the period
As a shareholder of the Fund, you incur      invested, to estimate the expenses that      ended August 31, 2006, appear in the
two types of costs: (1) transaction          you paid over the period. Simply divide      table "Fund vs. Indexes" on page 5.
costs, which may include sales charges       your account value by $1,000 (for
(loads) on purchase payments or              example, an $8,600 account value divided     The hypothetical account values and
contingent deferred sales charges on         by $1,000 = 8.6), then multiply the          expenses may not be used to estimate the
redemptions; and redemption fees, if         result by the number in the table under      actual ending account balance or
any; and (2) ongoing costs, including        the heading entitled "Actual Expenses        expenses you paid for the period. You
distribution and/or service fees             Paid During Period" to estimate the          may use this information to compare the
(12b-1); and other Fund expenses. This       expenses you paid on your account during     ongoing costs of investing in the Fund
example is intended to help you              this period (March 31, 2006, through         and other funds. To do so, compare this
understand your ongoing costs (in            August 31, 2006 for the Class A, B, C        5% hypothetical example with the 5%
dollars) of investing in the Fund and to     and R shares). Because the actual ending     hypothetical examples that appear in the
compare these costs with ongoing costs       account value and expense information in     shareholder reports of the other funds.
of investing in other mutual funds. The      the example is not based upon a six
actual ending account value and expenses     month period, the ending account value           Please note that the expenses shown
of the Class A, B, C, and R shares in        and expense information may not provide      in the table are meant to highlight your
the below example are based on an            a meaningful comparison to mutual funds      ongoing costs only and do not reflect
investment of $1,000 invested on March       that provide such information for a full     any transactional costs, such as sales
31, 2006, (the date the share classes        six month period.                            charges (loads) on purchase payments,
commenced operations) and held through                                                    contingent deferred sales charges on
August 31, 2006. The hypothetical ending     HYPOTHETICAL EXAMPLE FOR                     redemptions, and redemption fees, if
account value and expenses of the Class      COMPARISON PURPOSES                          any. Therefore, the hypothetical
A, B, C, and R shares in the below                                                        information is useful in comparing
example are based on an investment of        The table below also provides                ongoing costs only, and will not help
$1,000 invested at the beginning of the      information about hypothetical account       you determine the relative total costs
period and held for the entire six month     values and hypothetical expenses based       of owning different funds. In addition,
period March 1, 2006, through August 31,     on the Fund's actual expense ratio and       if these transactional costs were
2006.                                        an assumed rate of return of 5% per year     included, your costs would have been
                                             before expenses, which is not the Fund's     higher.
ACTUAL EXPENSES                              actual return. The Fund's actual

The table below provides information
about actual account values and actual
expenses.

====================================================================================================================================

                                                 ACTUAL                                HYPOTHETICAL
                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                BEGINNING             ENDING                EXPENSES         ENDING            EXPENSES         ANNUALIZED
SHARE         ACCOUNT VALUE        ACCOUNT VALUE          PAID DURING     ACCOUNT VALUE       PAID DURING        EXPENSE
CLASS         (03/01/06)(1)        (8/31/06)(1)            PERIOD(2)        (8/31/06)          PERIOD(3)          RATIO
  A             $1,000.00           $1,044.00               $4.44          $1,020.01            $5.24              1.03%
  B              1,000.00            1,040.00                7.66           1,016.23             9.05              1.78
  C              1,000.00            1,040.00                7.66           1,016.23             9.05              1.78
  R              1,000.00            1,042.00                5.51           1,018.75             6.51              1.28

(1) The actual ending account value is based on the actual total return of the Fund for the period March 31, 2006, through August
31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the period ended August 31, 2006, appear in the table "Fund vs. Indexes" on page 5.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 154 (March 31, 2006 through August 31, 2006)/365. Because the Class A, B, C and R shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

(3) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Class A, B, C and R shares of the Fund and other funds because such data is based on a full six month period.

====================================================================================================================================

AIM Structured Value Fund

FUND PERFORMANCE

========================================     ========================================
CUMULATIVE TOTAL RETURNS                     CUMULATIVE TOTAL RETURNS
As of 8/31/06, including applicable          As of 6/30/06,the most recent calendar
sales charges                                quarter-end, including applicable sales
                                             Charges
CLASS A SHARES
Inception (3/31/06)               -1.32%     CLASS A SHARES
                                             Inception (3/31/06)               -5.58%
CLASS B SHARES
Inception (3/31/06)               -1.00%     CLASS B SHARES
                                             Inception (3/31/06)               -5.29%
CLASS C SHARES
Inception (3/31/06)                3.00%     CLASS C SHARES
                                             Inception (3/31/06)               -1.30%
CLASS R SHARES
Inception (3/31/06)                4.20%     CLASS R SHARES
                                             Inception (3/31/06)               -0.20%
========================================     ========================================

THE PERFORMANCE DATA QUOTED REPRESENT            CLASS A SHARE PERFORMANCE REFLECTS           THE PERFORMANCE OF THE FUND'S SHARE
PAST PERFORMANCE AND CANNOT GUARANTEE        THE MAXIMUM 5.50% SALES CHARGE, AND          CLASSES WILL DIFFER PRIMARILY DUE TO
COMPARABLE FUTURE RESULTS; CURRENT           CLASS B AND CLASS C SHARE PERFORMANCE        DIFFERENT SALES CHARGE STRUCTURES AND
PERFORMANCE MAY BE LOWER OR HIGHER.          REFLECTS THE APPLICABLE CONTINGENT           CLASS EXPENSES.
PLEASE VISIT AIMINVESTMENTS.COM FOR THE      DEFERRED SALES CHARGE (CDSC) FOR THE
MOST RECENT MONTH-END PERFORMANCE.           PERIOD INVOLVED. THE CDSC ON CLASS B             HAD THE ADVISOR NOT WAIVED FEES
PERFORMANCE FIGURES REFLECT REINVESTED       SHARES DECLINES FROM 5% BEGINNING AT THE     AND/OR REIMBURSED EXPENSES, PERFORMANCE
DISTRIBUTIONS, CHANGES IN NET ASSET          TIME OF PURCHASE TO 0% AT THE BEGINNING      WOULD HAVE BEEN LOWER.
VALUE AND THE EFFECT OF THE MAXIMUM          OF THE SEVENTH YEAR. THE CDSC ON CLASS C
SALES CHARGE UNLESS OTHERWISE STATED.        SHARES IS 1% FOR THE FIRST YEAR AFTER
INVESTMENT RETURN AND PRINCIPAL VALUE        PURCHASE. CLASS R SHARES DO NOT HAVE A
WILL FLUCTUATE SO THAT YOU MAY HAVE A        FRONT-END SALES CHARGE; RETURNS SHOWN
GAIN OR LOSS WHEN YOU SELL SHARES.           ARE AT NET ASSET VALUE AND DO NOT
                                             REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
                                             ON A TOTAL REDEMPTION OF RETIREMENT PLAN
                                             ASSETS WITHIN THE FIRST YEAR.


Continued from inside front cover

A description of the policies and
procedures that the Fund uses to
determine how to vote proxies relating
to portfolio securities is available
without charge, upon request, from our
Client Services department at
800-959-4246 or on the AIM Web site,
AIMinvestments.com. On the home page,
scroll down and click on AIM Funds Proxy
Policy. The information is also
available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended
June 30, 2006, is available at our Web
site. Go to AIMinvestments.com, access
the About Us tab, click on Required
Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

AIM Structured Value Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Counselor       qualifications of AIM to provide             Board compared effective contractual
Series Trust (the "Board") oversees the      investment advisory services, the Board      advisory fee rates at a common asset
management of AIM Structured Value Fund      considered such issues as AIM's              level at the end of the past calendar
(the "Fund") and, as required by law,        portfolio and product review process,        year and noted that the Fund's rate was
determines annually whether to approve       various back office support functions        below the median rate of the funds
the continuance of the Fund's advisory       provided by AIM and AIM's equity and         advised by other advisors with
agreement with A I M Advisors, Inc.          fixed income trading operations. Based       investment strategies comparable to
("AIM"). Based upon the recommendation       on the review of these and other             those of the Fund that the Board
of the Investments Committee of the          factors, the Board concluded that the        reviewed. The Board noted that AIM has
Board, at a meeting held on June 27,         quality of services to be provided by        agreed to limit the Fund's total annual
2006, the Board, including all of the        AIM was appropriate and that AIM             operating expenses, as discussed below.
independent trustees, approved the           currently is providing satisfactory          The Board also considered the fact that
continuance of the advisory agreement        services in accordance with the terms of     AIM set the proposed advisory fees for
(the "Advisory Agreement") between the       the Advisory Agreement.                      the Fund based upon the median effective
Fund and AIM for another year, effective                                                  management fee rate (comprised of
July 1, 2006.                                o The performance of the Fund relative       advisory fees plus, in some cases,
                                             to comparable funds. Not applicable          administrative fees) at various asset
    The Board considered the factors         because the Fund has not been in             levels of competitor mutual funds with
discussed below in evaluating the            operation for a full calendar year.          investment strategies comparable to
fairness and reasonableness of the                                                        those of the Fund. In addition, the
Advisory Agreement at the meeting on         o The performance of the Fund relative       Board noted that the proposed advisory
June 27, 2006 and as part of the Board's     to indices. Not applicable because the       fees for the Fund are slightly less than
ongoing oversight of the Fund. In their      Fund has not been in operation for a         the uniform fee schedule that applies to
deliberations, the Board and the             full calendar year.                          other mutual funds advised by AIM with
independent trustees did not identify                                                     investment strategies comparable to
any particular factor that was               o Meetings with the Fund's portfolio         those of the Fund, which uniform fee
controlling, and each trustee attributed     managers and investment personnel. With      schedule includes breakpoints and is
different weights to the various             respect to the Fund, the Board is            based on net asset levels. Based on this
factors.                                     meeting periodically with such Fund's        review, the Board concluded that the
                                             portfolio managers and/or other              advisory fee rate for the Fund under the
    One responsibility of the                investment personnel and believes that       Advisory Agreement was fair and
independent Senior Officer of the Fund       such individuals are competent and able      reasonable.
is to manage the process by which the        to continue to carry out their
Fund's proposed management fees are          responsibilities under the Advisory          o Expense limitations and fee waivers.
negotiated to ensure that they are           Agreement.                                   The Board noted that AIM has
negotiated in a manner which is at arms'                                                  contractually agreed to waive fees
length and reasonable. To that end, the      o Overall performance of AIM. Not            and/or limit expenses of the Fund
Senior Officer must either supervise a       applicable because the Fund has not been     through June 30, 2007 in an amount
competitive bidding process or prepare       in operation for a full calendar year.       necessary to limit total annual
an independent written evaluation. The                                                    operating expenses to a specified
Senior Officer has recommended an            o Fees relative to those of clients of       percentage of average daily net assets
independent written evaluation in lieu       AIM with comparable investment               for each class of the Fund. The Board
of a competitive bidding process and,        strategies. The Board reviewed the           considered the contractual nature of
upon the direction of the Board, has         effective advisory fee rate (before          this fee waiver/expense limitation and
prepared such an independent written         waivers) for the Fund under the Advisory     noted that it remains in effect until
evaluation. Such written evaluation also     Agreement. The Board noted that this         June 30, 2007. The Board considered the
considered certain of the factors            rate was (i) below the effective             effect this fee waiver/expense
discussed below. In addition, as             advisory fee rate (before waivers) for a     limitation would have on the Fund's
discussed below, the Senior Officer made     mutual fund advised by AIM with              estimated expenses and concluded that
a recommendation to the Board in             investment strategies comparable to          the levels of fee waivers/expense
connection with such written evaluation.     those of the Fund and the same as the        limitations for the Fund were fair and
                                             effective advisory fee rate (before          reasonable.
    The discussion below serves as a         waivers) for a second mutual fund
summary of the Senior Officer's              advised by AIM with investment               o Breakpoints and economies of scale.
independent written evaluation and           strategies comparable to those of the        The Board reviewed the structure of the
recommendation to the Board in               Fund; (ii) below the effective advisory      Fund's advisory fee under the Advisory
connection therewith, as well as a           fee rate (before waivers) for a variable     Agreement, noting that it contains seven
discussion of the material factors and       insurance fund advised by AIM and            breakpoints. The Board reviewed the
the conclusions with respect thereto         offered to insurance company separate        level of the Fund's advisory fees, and
that formed the basis for the Board's        accounts with investment strategies          noted that such fees, as a percentage of
approval of the Advisory Agreement.          comparable to those of the Fund; (iii)       the Fund's net assets, would decrease as
After consideration of all of the            above the effective sub-advisory fee         net assets increase because the Advisory
factors below and based on its informed      rate for one offshore fund advised and       Agreement includes breakpoints. The
business judgment, the Board determined      sub-advised by AIM affiliates with           Board noted that, due to the Fund's
that the Advisory Agreement is in the        investment strategies comparable to          current asset levels and the way in
best interests of the Fund and its           those of the Fund, although the total        which the advisory fee breakpoints have
shareholders and that the compensation       advisory fees for such offshore fund         been structured, the Fund has yet to
to AIM under the Advisory Agreement is       were above those for the Fund; (iv)          benefit from the breakpoints. The Board
fair and reasonable and would have been      above the effective sub-advisory fee         concluded that the Fund's fee levels
obtained through arm's length                rate for one variable insurance fund         under the Advisory Agreement therefore
negotiations.                                sub-advised by an AIM affiliate and          would reflect economies of scale at
                                             offered to insurance company separate        higher asset levels and that it was not
    Unless otherwise stated, information     accounts with investment strategies          necessary to change the advisory fee
presented below is as of June 27, 2006       comparable to those of the Fund,             breakpoints in the Fund's advisory fee
and does not reflect any changes that        although the total advisory fees for         schedule.
may have occurred since June 27, 2006,       such variable insurance fund were above
including but not limited to changes to      those for the Fund; and (v) below the        o Investments in affiliated money market
the Fund's performance, advisory fees,       total advisory fee rates for three           funds. The Board also took into account
expense limitations and/or fee waivers.      separately managed accounts/wrap             the fact that uninvested cash and cash
                                             accounts managed by an AIM affiliate         collateral from securities lending
o The nature and extent of the advisory      with investment strategies comparable to     arrangements, if any (collectively,
services to be provided by AIM. The          those of the Fund and above the total        "cash balances") of the Fund may be
Board reviewed the services to be            advisory fee rates for 39 separately         invested in money market funds advised
provided by AIM under the Advisory           managed accounts/wrap accounts managed       by AIM pursuant to the terms of an SEC
Agreement. Based on such review, the         by an AIM affiliate with investment          exemptive order. The Board found that
Board concluded that the range of            strategies comparable to those of the        the Fund may realize certain benefits
services to be provided by AIM under the     Fund. The Board noted that AIM has           upon investing cash balances in AIM
Advisory Agreement was appropriate and       agreed to limit the Fund's total annual      advised money market funds, including a
that AIM currently is providing services     operating expenses, as discussed below.      higher net return, increased liquidity,
in accordance with the terms of the          Based on this review, the Board              increased diversification or decreased
Advisory Agreement.                          concluded that the advisory fee rate         transaction costs. The Board also found
                                             under the Advisory Agreement was fair        that the Fund will not receive reduced
o The quality of services to be provided     and reasonable.                              services if it invests its cash balances
by AIM. The Board reviewed the                                                            in such money market funds. The Board
credentials and experience of the            o Fees relative to those of comparable       noted that, to the extent the
officers and employees of AIM who will       funds with other advisors. The Board
provide investment advisory services to      reviewed the advisory fee rate for the                                    (continued)
the Fund. In reviewing the                   Fund under the Advisory Agreement. The

AIM Structured Value Fund

Fund invests uninvested cash in              services. Based on the review of these       Fund. Based on the review of these and
affiliated money market funds, AIM has       and other factors, the Board concluded       other factors, the Board concluded that
voluntarily agreed to waive a portion of     that AIM and its affiliates were             the quality of services to be provided
the advisory fees it receives from the       qualified to continue to provide             by the Sub-Advisor was appropriate and
Fund attributable to such investment.        non-investment advisory services to the      that the Sub-Advisor currently is
The Board further determined that the        Fund, including administrative, transfer     providing satisfactory services in
proposed securities lending program and      agency and distribution services, and        accordance with the terms of the Sub-
related procedures with respect to the       that AIM and its affiliates currently        Advisory Agreement.
lending Fund is in the best interests of     are providing satisfactory
the lending Fund and its respective          non-investment advisory services.            o The performance of the Fund relative
shareholders. The Board therefore                                                         to comparable funds. Not applicable
concluded that the investment of cash        o Other factors and current trends. The      because the Fund has not been in
collateral received in connection with       Board considered the steps that AIM and      operation for a full calendar year.
the securities lending program in the        its affiliates have taken over the last
money market funds according to the          several years, and continue to take, in      o The performance of the Fund relative
procedures is in the best interests of       order to improve the quality and             to indices. Not applicable because the
the lending Fund and its respective          efficiency of the services they provide      Fund has not been in operation for a
shareholders.                                to the Funds in the areas of investment      full calendar year.
                                             performance, product line
o Independent written evaluation and         diversification, distribution, fund          o Meetings with the Fund's portfolio
recommendations of the Fund's Senior         operations, shareholder services and         managers and investment personnel. With
Officer. The Board noted that, upon          compliance. The Board concluded that         respect to the Fund, the Board is
their direction, the Senior Officer of       these steps taken by AIM have improved,      meeting periodically with such Fund's
the Fund, who is independent of AIM and      and are likely to continue to improve,       portfolio managers and/or other
AIM's affiliates, had prepared an            the quality and efficiency of the            investment personnel and believes that
independent written evaluation in order      services AIM and its affiliates provide      such individuals are competent and able
to assist the Board in determining the       to the Fund in each of these areas, and      to continue to carry out their
reasonableness of the proposed               support the Board's approval of the          responsibilities under the Sub-Advisory
management fees of the AIM Funds,            continuance of the Advisory Agreement        Agreement.
including the Fund. The Board noted that     for the Fund. APPROVAL OF SUB-ADVISORY
the Senior Officer's written evaluation      AGREEMENT The Board oversees the             o Overall performance of the
had been relied upon by the Board in         management of the Fund and, as required      Sub-Advisor. Not applicable because the
this regard in lieu of a competitive         by law, determines annually whether to       Fund has not been in operation for a
bidding process. In determining whether      approve the continuance of the Fund's        full calendar year.
to continue the Advisory Agreement for       sub-advisory agreement. Based upon the
the Fund, the Board considered the           recommendation of the Investments            o Fees relative to those of clients of
Senior Officer's written evaluation.         Committee of the Board, at a meeting         the Sub-Advisor with comparable
                                             held on June 27, 2006, the Board,            investment strategies. The Board
o Profitability of AIM and its               including all of the independent             reviewed the sub-advisory fee rate for
affiliates. The Board reviewed               trustees, approved the continuance of        the Fund under the Sub-Advisory
information concerning the profitability     the sub-advisory agreement (the              Agreement and the sub-advisory fees paid
of AIM's (and its affiliates')               "Sub-Advisory Agreement") between            thereunder. The Board noted that this
investment advisory and other activities     INVESCO Institutional (N.A.), Inc. (the      rate was comparable to or above the
and its financial condition. The Board       "Sub-Advisor") and AIM with respect to      total advisory fee rates for eight
considered the overall profitability of      the Fund for another year, effective         separately managed accounts/wrap
AIM. The Board noted that AIM's              July 1, 2006.                                accounts managed by the Sub-Advisor with
operations remain profitable, although                                                    investment strategies comparable to
increased expenses in recent years have          The Board considered the factors         those of the Fund and below the total
reduced AIM's profitability. Based on        discussed below in evaluating the            advisory fee rates for 34 separately
the review of the profitability of AIM's     fairness and reasonableness of the           managed accounts/wrap accounts managed
and its affiliates' investment advisory      Sub-Advisory Agreement at the meeting on     by the Sub-Advisor with investment
and other activities and its financial       June 27, 2006 and as part of the Board's     strategies comparable to those of the
condition, the Board concluded that the      ongoing oversight of the Fund. In their      Fund. The Board noted that AIM has
compensation to be paid by the Fund to       deliberations, the Board and the             agreed to limit the Fund's total annual
AIM under its Advisory Agreement was not     independent trustees did not identify        operating expenses. The Board also
excessive.                                   any particular factor that was               considered the services to be provided
                                             controlling, and each trustee attributed     by the Sub-Advisor pursuant to the
o Benefits of soft dollars to AIM. The       different weights to the various             Sub-Advisory Agreement and the services
Board considered the benefits realized       factors.                                     to be provided by AIM pursuant to the
by AIM as a result of brokerage                                                           Advisory Agreement, as well as the
transactions executed through "soft              The discussion below serves as a         allocation of fees between AIM and the
dollar" arrangements. Under these            discussion of the material factors and       Sub-Advisor pursuant to the Sub-Advisory
arrangements, brokerage commissions paid     the conclusions with respect thereto         Agreement. The Board noted that the
by the Fund and/or other funds advised       that formed the basis for the Board's        sub-advisory fees have no direct effect
by AIM are used to pay for research and      approval of the Sub-Advisory Agreement.      on the Fund or its shareholders, as they
execution services. This research may be     After consideration of all of the            are paid by AIM to the Sub-Advisor, and
used by AIM in making investment             factors below and based on its informed      that AIM and the Sub-Advisor are
decisions for the Fund. The Board            business judgment, the Board determined      affiliates. Based on this review, the
concluded that such arrangements were        that the Sub-Advisory Agreement is in        Board concluded that the sub-advisory
appropriate.                                 the best interests of the Fund and its       fee rate under the Sub-Advisory
                                             shareholders and that the compensation       Agreement was fair and reasonable.
o AIM's financial soundness in light of      to the Sub-Advisor under the
the Fund's needs. The Board considered       Sub-Advisory Agreement is fair and           o Profitability of AIM and its
whether AIM is financially sound and has     reasonable.                                  affiliates. The Board reviewed
the resources necessary to perform its                                                    information concerning the profitability
obligations under the Advisory                   Unless otherwise stated, information     of AIM's (and its affiliates')
Agreement, and concluded that AIM has        presented below is as of June 27, 2006       investment advisory and other activities
the financial resources necessary to         and does not reflect any changes that        and its financial condition. The Board
fulfill its obligations under the            may have occurred since June 27, 2006,       considered the overall profitability of
Advisory Agreement.                          including but not limited to changes to      AIM. The Board noted that AIM's
                                             the Fund's performance.                      operations remain profitable, although
o Historical relationship between the                                                     increased expenses in recent years have
Fund and AIM. In determining whether to      o The nature and extent of the advisory      reduced AIM's profitability. Based on
approve the Advisory Agreement for the       services to be provided by the               the review of the profitability of AIM's
Fund, the Board also considered the          Sub-Advisor. The Board reviewed the          and its affiliates' investment advisory
prior relationship between AIM and the       services to be provided by the               and other activities and its financial
Fund, as well as the Board's knowledge       Sub-Advisor under the Sub-Advisory           condition, the Board concluded that the
of AIM's operations, and concluded that      Agreement. Based on such review, the         compensation to be paid by the Fund to
it was beneficial to maintain the            Board concluded that the range of            AIM under its Advisory Agreement was not
current relationship, in part, because       services to be provided by the               excessive.
of such knowledge. The Board also            Sub-Advisor under the Sub-Advisory
reviewed the general nature of the           Agreement was appropriate and that the       o The Sub-Advisor's financial soundness
non-investment advisory services             Sub-Advisor currently is providing           in light of the Fund's needs. The Board
currently performed by AIM and its           services in accordance with the terms of     considered whether the Sub-Advisor is
affiliates, such as administrative,          the Sub-Advisory Agreement.                  financially sound and has the resources
transfer agency and distribution                                                          necessary to perform its obligations
services, and the fees received by AIM       o The quality of services to be provided     under the Sub-Advisory Agreement, and
and its affiliates for performing such       by the Sub-Advisor. The Board reviewed       concluded that the Sub-Advisor has the
services. In addition to reviewing such      the credentials and experience of the        financial resources necessary to fulfill
services, the trustees also considered       officers and employees of the                its obligations under the Sub-Advisory
the organizational structure employed by     Sub-Advisor who will provide investment      Agreement.
AIM and its affiliates to provide those      advisory services to the

Supplement to Annual Report dated 8/31/06

AIM STRUCTURED VALUE FUND

INSTITUTIONAL CLASS SHARES                   ========================================        PLEASE NOTE THAT PAST PERFORMANCE IS
                                             CUMULATIVE TOTAL RETURNS                     NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been           For periods ended 8/31/06                    RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class                                                   THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     Inception (3/31/06)                4.50%     REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings.                  ========================================     INVESTMENT RETURN AND PRINCIPAL VALUE
Institutional Class shares are offered       CUMULATIVE TOTAL RETURNS                     WILL FLUCTUATE SO YOUR SHARES, WHEN
exclusively to institutional investors,      For periods ended 6/30/06, most recent       REDEEMED, MAY BE WORTH MORE OR LESS THAN
including defined contribution plans         calendar quarter-end                         THEIR ORIGINAL COST. SEE FULL REPORT FOR
that meet certain criteria.                                                               INFORMATION ON COMPARATIVE BENCHMARKS.
                                             Inception (3/31/06)                0.00%     PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             ========================================     MORE INFORMATION. FOR THE MOST CURRENT
                                                                                          MONTH-END PERFORMANCE, PLEASE CALL
                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES     800-451-4246 OR VISIT
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET     AIMINVESTMENTS.COM.
                                             ASSET VALUE (NAV). PERFORMANCE OF
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER          HAD THE ADVISOR NOT WAIVED FEES
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES      AND/OR REIMBURSED EXPENSES, PERFORMANCE
                                             PRIMARILY DUE TO DIFFERING SALES CHARGES     WOULD HAVE BEEN LOWER.
                                             AND CLASS EXPENSES.


========================================
NASDAQ SYMBOL                      ASIVX
========================================

Over for information on your Fund's expenses.

=============================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=============================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMinvestments.com                    SVAL-INS-1        A I M Distributors, Inc.

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested,       expenses based on the Fund's actual
                                             to estimate the expenses that you paid       expense ratio and an assumed rate
As a shareholder of the Fund, you incur      over the period. Simply divide your          of return of 5% per year before
ongoing costs. This example is intended      account value by $1,000 (for example, an     expenses, which is not the Fund's actual
to help you understand your ongoing          $8,600 account value divided by $1,000 =     return.
costs (in dollars) of investing in the       8.6), then multiply the result by the
Fund and to compare these costs with         number in the table under the heading           THE HYPOTHETICAL ACCOUNT VALUES AND
ongoing costs of investing in other          entitled "Actual Expenses Paid During        EXPENSES MAY NOT BE USED TO ESTIMATE THE
mutual funds. The actual ending account      Period" to estimate the expenses you         ACTUAL ENDING ACCOUNT BALANCE OR
value and expenses in the below example      paid on your account during the period,      EXPENSES YOU PAID FOR THE PERIOD. YOU
are based on an investment of $1,000         March 31, 2006, through August 31, 2006.     MAY USE THIS INFORMATION TO COMPARE THE
invested on March 31, 2006 (the date the     Because the actual ending account value      ONGOING COSTS OF INVESTING IN THE FUND
share class commenced operations) and        and expense information in the example       AND OTHER FUNDS. TO DO SO, COMPARE THIS
held through August 31, 2006. The            is not based upon a six month period,        5% HYPOTHETICAL EXAMPLE WITH THE 5%
hypothetical ending account value and        the ending account value and expense         HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
expenses in the below example are based      information may not provide a meaningful     SHAREHOLDER REPORTS OF THE OTHER FUNDS.
on an investment of $1,000 invested at       comparison to mutual funds that provide
the beginning of the period and held for     such information for a full six month           Please note that the expenses shown
the entire six month period March 1,         period.                                      in the table are meant to highlight your
2006, through August 31, 2006.                                                            ongoing costs only. Therefore, the
                                             HYPOTHETICAL EXAMPLE FOR                     hypothetical information is useful in
ACTUAL EXPENSES                              COMPARISON PURPOSES                          comparing ongoing costs only, and will
                                                                                          not help you determine the relative
The table below provides information         The table below also provides                total costs of owning different funds.
about actual account values and actual       information about hypothetical account
expenses. You may use the information in     values and hypothetical
this table,

====================================================================================================================================

                                                     ACTUAL                           HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                      BEGINNING           ENDING               EXPENSES        ENDING            EXPENSES          ANNUALIZED
SHARE               ACCOUNT VALUE      ACCOUNT VALUE         PAID DURING   ACCOUNT VALUE       PAID DURING          EXPENSE
CLASS                (3/1/06)(1)        (8/31/06)(1)          PERIOD(2)       (8/31/06)          PERIOD(3)           RATIO
Institutional         $1,000.00          $1,045.00              $3.32         $1,021.32            $3.92             0.77%

(1) The actual ending account value is based on the actual total return of the Fund for the period March 31, 2006, through August
    31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses over the six month period March 1, 2006, through August 31, 2006.

(2) Actual expenses are equal to the annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 154 (March 31, 2006, through August 31, 2006)/365. Because the share class has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

(3) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Institutional class shares of the Fund and other funds because such data is based on a full six month period.

====================================================================================================================================

AIMinvestments.com                    SVAL-INS-1        A I M Distributors, Inc.

AIM Structured Value Fund

SCHEDULE OF INVESTMENTS

August 31, 2006


                                                 SHARES        VALUE
-----------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-98.02%

AEROSPACE & DEFENSE-0.91%

Boeing Co. (The)                                    3,400   $   254,660
-----------------------------------------------------------------------
Lockheed Martin Corp.                               3,400       280,840
-----------------------------------------------------------------------
Raytheon Co.                                        3,300       155,793
=======================================================================
                                                                691,293
=======================================================================

AGRICULTURAL PRODUCTS-0.23%

Archer-Daniels-Midland Co.                          4,300       177,031
=======================================================================

AIR FREIGHT & LOGISTICS-0.40%

United Parcel Service, Inc.-Class B                 4,400       308,220
=======================================================================

AIRLINES-0.65%

AMR Corp.(a)                                        2,200        45,430
-----------------------------------------------------------------------
Southwest Airlines Co.                             25,900       448,588
=======================================================================
                                                                494,018
=======================================================================

APPAREL RETAIL-0.45%

American Eagle Outfitters, Inc.                     5,600       216,328
-----------------------------------------------------------------------
Payless ShoeSource, Inc.(a)                         5,400       126,684
=======================================================================
                                                                343,012
=======================================================================

APPLICATION SOFTWARE-0.47%

BEA Systems, Inc.(a)                                6,500        89,245
-----------------------------------------------------------------------
Intuit Inc.(a)                                      9,000       271,980
=======================================================================
                                                                361,225
=======================================================================

BIOTECHNOLOGY-0.06%

Biogen Idec Inc.(a)                                 1,100        48,554
=======================================================================

BROADCASTING & CABLE TV-0.28%

CBS Corp.-Class B                                   7,600       216,980
=======================================================================

BUILDING PRODUCTS-0.15%

Masco Corp.                                         4,300       117,863
=======================================================================

COMMUNICATIONS EQUIPMENT-0.54%

Motorola, Inc.                                     13,400       313,292
-----------------------------------------------------------------------
Polycom, Inc.(a)                                    4,300       102,297
=======================================================================
                                                                415,589
=======================================================================

COMPUTER & ELECTRONICS RETAIL-0.28%

Circuit City Stores, Inc.                           9,000       212,490
=======================================================================

COMPUTER HARDWARE-2.10%

Hewlett-Packard Co.                                43,800     1,601,328
=======================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.35%

Cummins Inc.                                        2,300       264,086
=======================================================================

CONSUMER FINANCE-0.62%

AmeriCredit Corp.(a)                               20,300       476,847
=======================================================================

                                                 SHARES        VALUE
-----------------------------------------------------------------------


DATA PROCESSING & OUTSOURCED SERVICES-0.65%

CSG Systems International, Inc.(a)                  7,600   $   204,592
-----------------------------------------------------------------------
Electronic Data Systems Corp.                      12,300       293,109
=======================================================================
                                                                497,701
=======================================================================

DEPARTMENT STORES-0.97%

Dillard's, Inc.-Class A                             1,100        34,298
-----------------------------------------------------------------------
J.C. Penney Co., Inc.                              11,200       706,048
=======================================================================
                                                                740,346
=======================================================================

DIVERSIFIED BANKS-3.11%

Wachovia Corp.                                      7,800       426,114
-----------------------------------------------------------------------
Wells Fargo & Co.                                  56,100     1,949,475
=======================================================================
                                                              2,375,589
=======================================================================

DRUG RETAIL-0.26%

Longs Drug Stores Corp.                             4,300       195,349
=======================================================================

ELECTRIC UTILITIES-1.10%

American Electric Power Co., Inc.                  21,400       780,672
-----------------------------------------------------------------------
FirstEnergy Corp.                                   1,100        62,766
=======================================================================
                                                                843,438
=======================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.47%

Emerson Electric Co.                                4,400       361,460
=======================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.22%

Republic Services, Inc.                             4,300       166,754
=======================================================================

FOOD RETAIL-1.75%

Kroger Co. (The)                                   50,600     1,204,786
-----------------------------------------------------------------------
Safeway Inc.                                        4,300       132,999
=======================================================================
                                                              1,337,785
=======================================================================

FOOTWEAR-0.12%

NIKE, Inc.-Class B                                  1,100        88,836
=======================================================================

GENERAL MERCHANDISE STORES-0.16%

Big Lots, Inc.(a)                                   6,500       119,275
=======================================================================

HEALTH CARE DISTRIBUTORS-2.50%

AmerisourceBergen Corp.                            27,000     1,192,320
-----------------------------------------------------------------------
Cardinal Health, Inc.                               2,200       148,324
-----------------------------------------------------------------------
McKesson Corp.                                     11,200       568,960
=======================================================================
                                                              1,909,604
=======================================================================

HEALTH CARE TECHNOLOGY-0.12%

Emdeon Corp.(a)                                     7,600        90,060
=======================================================================

HOME FURNISHINGS-0.27%

Furniture Brands International, Inc.               10,900       208,735
=======================================================================

AIM Structured Value Fund


                                                 SHARES        VALUE
-----------------------------------------------------------------------

HOMEFURNISHING RETAIL-0.04%

Rent-A-Center Inc.(a)                               1,100   $    29,810
=======================================================================

HOUSEHOLD APPLIANCES-0.11%

Black & Decker Corp. (The)                          1,100        81,004
=======================================================================

HOUSEHOLD PRODUCTS-0.91%

Procter & Gamble Co. (The)                         11,200       693,280
=======================================================================

HOUSEWARES & SPECIALTIES-1.11%

Newell Rubbermaid Inc.                             31,500       850,185
=======================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.53%

Mirant Corp.(a)                                     1,100        31,867
-----------------------------------------------------------------------
TXU Corp.                                           5,600       370,776
=======================================================================
                                                                402,643
=======================================================================

INDUSTRIAL CONGLOMERATES-1.56%

General Electric Co.                               34,900     1,188,694
=======================================================================

INDUSTRIAL MACHINERY-0.52%

Illinois Tool Works Inc.                            9,000       395,100
=======================================================================

INDUSTRIAL REIT'S-0.74%

AMB Property Corp.                                 10,100       563,883
=======================================================================

INSURANCE BROKERS-0.92%

Aon Corp.                                          20,300       701,771
=======================================================================

INTEGRATED OIL & GAS-10.35%

Chevron Corp.                                      15,700     1,011,080
-----------------------------------------------------------------------
ConocoPhillips                                      2,200       139,546
-----------------------------------------------------------------------
Exxon Mobil Corp.                                  85,200     5,765,484
-----------------------------------------------------------------------
Marathon Oil Corp.                                  2,300       192,050
-----------------------------------------------------------------------
Occidental Petroleum Corp.                         15,700       800,543
=======================================================================
                                                              7,908,703
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-3.28%

AT&T Inc.                                          31,500       980,595
-----------------------------------------------------------------------
BellSouth Corp.                                     5,600       228,032
-----------------------------------------------------------------------
Qwest Communications International Inc.(a)        106,700       940,027
-----------------------------------------------------------------------
Verizon Communications Inc.                        10,100       355,318
=======================================================================
                                                              2,503,972
=======================================================================

INTERNET RETAIL-0.04%

IAC/InterActiveCorp.(a)                             1,100        31,328
=======================================================================

INVESTMENT BANKING & BROKERAGE-7.34%

Bear Stearns Cos. Inc. (The)                        2,300       299,805
-----------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                    10,150     1,508,797
-----------------------------------------------------------------------
Lehman Brothers Holdings Inc.                      21,400     1,365,534
-----------------------------------------------------------------------
Merrill Lynch & Co., Inc.                           7,800       573,534
-----------------------------------------------------------------------
Morgan Stanley                                     28,200     1,855,278
=======================================================================
                                                              5,602,948
=======================================================================

IT CONSULTING & OTHER SERVICES-0.17%

Acxiom Corp.                                        5,400       131,166
=======================================================================

                                                 SHARES        VALUE
-----------------------------------------------------------------------


LEISURE PRODUCTS-0.09%

Marvel Entertainment, Inc.(a)                       3,300   $    70,752
=======================================================================

LIFE & HEALTH INSURANCE-0.22%

UnumProvident Corp.                                 8,700       164,865
=======================================================================

MANAGED HEALTH CARE-0.38%

Aetna Inc.                                          7,800       290,706
=======================================================================

MULTI-LINE INSURANCE-4.66%

American International Group, Inc.                 38,200     2,437,924
-----------------------------------------------------------------------
Loews Corp.                                        29,200     1,123,616
=======================================================================
                                                              3,561,540
=======================================================================

MULTI-UTILITIES-4.52%

CenterPoint Energy, Inc.                           22,500       325,125
-----------------------------------------------------------------------
Duke Energy Corp.                                  39,300     1,179,000
-----------------------------------------------------------------------
PG&E Corp.                                         30,300     1,270,479
-----------------------------------------------------------------------
Xcel Energy, Inc.                                  32,600       678,080
=======================================================================
                                                              3,452,684
=======================================================================

OIL & GAS REFINING & MARKETING-3.92%

Frontier Oil Corp.                                 30,300       990,810
-----------------------------------------------------------------------
Tesoro Corp.                                        9,000       581,490
-----------------------------------------------------------------------
Valero Energy Corp.                                24,800     1,423,520
=======================================================================
                                                              2,995,820
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-10.46%

Bank of America Corp.                              62,900     3,237,463
-----------------------------------------------------------------------
Citigroup Inc.                                     65,200     3,217,620
-----------------------------------------------------------------------
JPMorgan Chase & Co.                               33,700     1,538,742
=======================================================================
                                                              7,993,825
=======================================================================

PACKAGED FOODS & MEATS-0.08%

General Mills, Inc.                                 1,100        59,653
=======================================================================

PAPER PACKAGING-1.11%

Temple-Inland Inc.                                 19,100       850,332
=======================================================================

PHARMACEUTICALS-6.07%

King Pharmaceuticals, Inc.(a)                      42,700       692,594
-----------------------------------------------------------------------
Merck & Co. Inc.                                   23,600       956,980
-----------------------------------------------------------------------
Mylan Laboratories Inc.                             2,200        44,704
-----------------------------------------------------------------------
Pfizer Inc.                                       106,700     2,940,652
=======================================================================
                                                              4,634,930
=======================================================================

PROPERTY & CASUALTY INSURANCE-3.01%

Allstate Corp. (The)                               28,200     1,633,908
-----------------------------------------------------------------------
Chubb Corp. (The)                                   4,300       215,688
-----------------------------------------------------------------------
CNA Financial Corp.(a)                              2,200        76,274
-----------------------------------------------------------------------
Hanover Insurance Group Inc. (The)                  1,100        48,950
-----------------------------------------------------------------------
SAFECO Corp.                                        5,600       323,176
=======================================================================
                                                              2,297,996
=======================================================================

REGIONAL BANKS-0.26%

Regions Financial Corp.                             5,600       201,544
=======================================================================

AIM Structured Value Fund


                                                 SHARES        VALUE
-----------------------------------------------------------------------

RESIDENTIAL REIT'S-3.24%

Archstone-Smith Trust                              21,400   $ 1,138,052
-----------------------------------------------------------------------
AvalonBay Communities, Inc.                         7,800       943,800
-----------------------------------------------------------------------
BRE Properties, Inc.-Class A                        6,700       395,903
=======================================================================
                                                              2,477,755
=======================================================================

RETAIL REIT'S-2.46%

Federal Realty Investment Trust                     4,400       325,908
-----------------------------------------------------------------------
Kimco Realty Corp.                                 19,100       793,605
-----------------------------------------------------------------------
Simon Property Group, Inc.                          9,000       763,110
=======================================================================
                                                              1,882,623
=======================================================================

SEMICONDUCTORS-1.38%

Atmel Corp.(a)                                     93,200       537,764
-----------------------------------------------------------------------
Integrated Device Technology, Inc.(a)               8,700       149,901
-----------------------------------------------------------------------
Intersil Corp.-Class A                             14,500       367,575
=======================================================================
                                                              1,055,240
=======================================================================

SOFT DRINKS-0.76%

Coca-Cola Co. (The)                                 6,700       300,227
-----------------------------------------------------------------------
PepsiCo, Inc.                                       4,300       280,704
=======================================================================
                                                                580,931
=======================================================================

SPECIALIZED REIT'S-1.92%

Hospitality Properties Trust                        5,600       259,392
-----------------------------------------------------------------------
Plum Creek Timber Co., Inc.                        12,300       428,409
-----------------------------------------------------------------------
Public Storage, Inc.                                9,000       779,850
=======================================================================
                                                              1,467,651
=======================================================================

SPECIALTY CHEMICALS-0.04%

Valspar Corp. (The)                                 1,100        29,260
=======================================================================

SPECIALTY STORES-0.71%

Barnes & Noble, Inc.                                5,600       203,616
-----------------------------------------------------------------------
Office Depot, Inc.(a)                               6,700       246,828
-----------------------------------------------------------------------
OfficeMax Inc.                                      2,200        91,366
=======================================================================
                                                                541,810
=======================================================================

                                                 SHARES        VALUE
-----------------------------------------------------------------------


STEEL-1.30%

Nucor Corp.                                        20,300   $   992,061
=======================================================================

SYSTEMS SOFTWARE-0.04%

BMC Software, Inc.(a)                               1,100        29,282
=======================================================================

THRIFTS & MORTGAGE FINANCE-1.55%

Countrywide Financial Corp.                         7,600       256,880
-----------------------------------------------------------------------
Fannie Mae                                         11,200       589,680
-----------------------------------------------------------------------
Freddie Mac                                         4,300       273,480
-----------------------------------------------------------------------
Radian Group Inc.                                   1,100        65,868
=======================================================================
                                                              1,185,908
=======================================================================

TOBACCO-2.95%

Altria Group, Inc.                                 16,800     1,403,304
-----------------------------------------------------------------------
Loews Corp - Carolina Group                        12,300       704,298
-----------------------------------------------------------------------
Reynolds American Inc.                              2,200       143,154
=======================================================================
                                                              2,250,756
=======================================================================

TRADING COMPANIES & DISTRIBUTORS-0.08%

WESCO International, Inc.(a)                        1,100        64,350
=======================================================================
    Total Domestic Common Stocks & Other
      Equity Interests (Cost $74,814,884)                    74,880,229
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. GOVERNMENT AGENCY SECURITIES-1.31%

FEDERAL HOME LOAN BANK (FHLB)-1.31%

Unsec. Disc. Notes, 4.98%, 09/01/06(b)
  (Cost $1,000,000)                            $1,000,000     1,000,000
=======================================================================
U.S. TREASURY BILLS-0.23%

4.91%, 12/14/06(b)(c) (Cost $172,518)             175,000(d)     172,555
=======================================================================
    Total Investments-99.56% (Cost
      $75,987,402)                                           76,052,784
=======================================================================
OTHER ASSETS LESS LIABILITIES-0.44%                             339,390
=======================================================================
NET ASSETS-100.00%                                          $76,392,174
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

Disc.   - Discounted
REIT    - Real Estate Investment Trust
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at August 31, 2006 represented 0.23% of the Fund's Net Assets. See Note 1A.
(d) The principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 6.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Structured Value Fund

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, at value (cost $75,987,402)        $76,052,784
-----------------------------------------------------------
Cash                                                 88,078
-----------------------------------------------------------
Receivables for:
  Variation margin                                      870
-----------------------------------------------------------
  Fund shares sold                                  176,680
-----------------------------------------------------------
  Dividends                                          95,752
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                   74
-----------------------------------------------------------
Other assets                                        326,317
===========================================================
    Total assets                                 76,740,555
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                              1,383
-----------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                                74
-----------------------------------------------------------
  Fund expenses advanced                            297,066
-----------------------------------------------------------
Accrued distribution fees                             4,441
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            2,265
-----------------------------------------------------------
Accrued transfer agent fees                             151
-----------------------------------------------------------
Accrued operating expenses                           43,001
===========================================================
    Total liabilities                               348,381
===========================================================
Net assets applicable to shares outstanding     $76,392,174
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $76,157,829
-----------------------------------------------------------
Undistributed net investment income                 175,989
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                             (11,024)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and futures contracts                   69,380
===========================================================
                                                $76,392,174
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $   855,836
___________________________________________________________
===========================================================
Class B                                         $   790,149
___________________________________________________________
===========================================================
Class C                                         $   632,299
___________________________________________________________
===========================================================
Class R                                         $   625,444
___________________________________________________________
===========================================================
Institutional Class                             $73,488,446
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                              82,011
___________________________________________________________
===========================================================
Class B                                              75,961
___________________________________________________________
===========================================================
Class C                                              60,787
___________________________________________________________
===========================================================
Class R                                              60,001
___________________________________________________________
===========================================================
Institutional Class                               7,033,675
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     10.44
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $10.44 divided by
    94.50%)                                     $     11.05
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     10.40
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     10.40
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share  $     10.42
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share  $     10.45
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Structured Value Fund

STATEMENT OF OPERATIONS

For the period March 31, 2006 (Date operations commenced) through August 31,
2006

INVESTMENT INCOME:

Dividends                                                     $119,348
----------------------------------------------------------------------
Interest                                                        44,344
======================================================================
    Total investment income                                    163,692
======================================================================

EXPENSES:

Advisory fees                                                   17,557
----------------------------------------------------------------------
Administrative services fees                                    21,096
----------------------------------------------------------------------
Custodian fees                                                   3,824
----------------------------------------------------------------------
Distribution fees:
  Class A                                                          739
----------------------------------------------------------------------
  Class B                                                        2,711
----------------------------------------------------------------------
  Class C                                                        2,572
----------------------------------------------------------------------
  Class R                                                        1,272
----------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                               497
----------------------------------------------------------------------
Transfer agent fees -- Institutional                                30
----------------------------------------------------------------------
Trustees' and officer's fees and benefits                        6,116
----------------------------------------------------------------------
Registration and filing fees                                    52,704
----------------------------------------------------------------------
Professional services fees                                      47,947
----------------------------------------------------------------------
Other                                                           11,654
======================================================================
    Total expenses                                             168,719
======================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                (139,482)
======================================================================
    Net expenses                                                29,237
======================================================================
Net investment income                                          134,455
======================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FUTURES CONTRACTS

Net realized gain (loss) from investment securities            (11,024)
======================================================================
Change in net unrealized appreciation of:
  Investment securities                                         65,382
----------------------------------------------------------------------
  Futures contracts                                              3,998
======================================================================
                                                                69,380
======================================================================
Net gain from investment securities and futures contracts       58,356
======================================================================
Net increase in net assets resulting from operations          $192,811
______________________________________________________________________
======================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Structured Value Fund

STATEMENT OF CHANGES IN NET ASSETS

For the period March 31, 2006 (Date operations commenced) through August 31,
2006

                                                                   2006
---------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                         $   134,455
---------------------------------------------------------------------------
  Net realized gain (loss) from investment securities               (11,024)
---------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and futures contracts                                 69,380
===========================================================================
    Net increase in net assets resulting from operations            192,811
===========================================================================
Share transactions-net:
  Class A                                                           823,210
---------------------------------------------------------------------------
  Class B                                                           762,235
---------------------------------------------------------------------------
  Class C                                                           607,944
---------------------------------------------------------------------------
  Class R                                                           600,010
---------------------------------------------------------------------------
  Institutional Class                                            73,405,964
===========================================================================
    Net increase in net assets resulting from share
     transactions                                                76,199,363
===========================================================================
    Net increase in net assets                                   76,392,174
===========================================================================

NET ASSETS:

  Beginning of period                                                    --
===========================================================================
  End of period (including undistributed net investment
    income of $175,989)                                         $76,392,174
___________________________________________________________________________
===========================================================================

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Structured Value Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund commenced operations on March 31, 2006.

    The Fund's investment objective is to provide long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as

AIM Structured Value Fund

     institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

AIM Structured Value Fund

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

J. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.60%
--------------------------------------------------------------------
Next $250 million                                             0.575%
--------------------------------------------------------------------
Next $500 million                                             0.55%
--------------------------------------------------------------------
Next $1.5 billion                                             0.525%
--------------------------------------------------------------------
Next $2.5 billion                                             0.50%
--------------------------------------------------------------------
Next $2.5 billion                                             0.475%
--------------------------------------------------------------------
Next $2.5 billion                                             0.45%
--------------------------------------------------------------------
Over $10 billion                                              0.425%
 ___________________________________________________________________
====================================================================


    Under the terms of a master sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO"), AIM pays INVESCO 40% of the amount of AIM's compensation on the sub-advised assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.00%, 1.75%, 1.75%, 1.25% and 0.75% of average daily net assets, respectively, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    For the period March 31, 2006 (date operations commenced) to August 31, 2006, AIM waived advisory fees of $17,557 and reimbursed fund level expenses of $120,748 and reimbursed class level expenses of $119, $109, $103, $102 and $30 for Class A, Class B, Class C, Class R and Institutional Class shares, respectively. At August 31, 2006, the adviser advanced to the fund 297,066 for payment of Fund expenses.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the period March 31, 2006 (date operations commenced) to August 31, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the period March 31, 2006 (date operations commenced) to August 31, 2006, AIM was paid $21,096.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may

AIM Structured Value Fund

make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the period March 31, 2006 (date operations commenced) to August 31, 2006, the Fund paid AIS $497 for Class A, Class B, Class C and Class R share classes and $30 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period March 31, 2006 (date operations commenced) to August 31, 2006, the Class A, Class B, Class C and Class R shares paid $739, $2,711, $2,572 and $1,272, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period March 31, 2006 (date operations commenced) to August 31, 2006, ADI advised the Fund that it retained $381 in front-end sales commissions from the sale of Class A shares and $0 from Class A, Class B, Class C and Class R shares, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the period March 31, 2006 (date operations commenced) to August 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $714.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the period March 31, 2006 (date operations commenced) to August 31, 2006, the Fund paid legal fees of $571 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the period March 31, 2006 (date operations commenced) to August 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank

AIM Structured Value Fund

can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--FUTURES CONTRACTS

On August 31, 2006, $175,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                       OPEN FUTURES CONTRACTS AT PERIOD END
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF      MONTH/        VALUE       UNREALIZED
CONTRACT                                                      CONTRACTS    COMMITMENT     08/31/06    APPRECIATION
------------------------------------------------------------------------------------------------------------------
Russell E-Mini 1000 Index Future                                 12        Sep-06/Long    $846,202       $3,998
__________________________________________________________________________________________________________________
==================================================================================================================

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:


There were on ordinary income or long-term gain distributions paid during the period March 31, 2006 (date operations commenced) to August 31, 2006.


TAX COMPONENTS OF NET ASSETS:


As of August 31, 2006, the components of net assets on a tax basis were as follows:

                                                                   2006
---------------------------------------------------------------------------
Undistributed ordinary income                                   $   176,054
---------------------------------------------------------------------------
Undistributed long-term gain                                            635
---------------------------------------------------------------------------
Unrealized appreciation -- investments                               57,721
---------------------------------------------------------------------------
Temporary book/tax differences                                          (65)
---------------------------------------------------------------------------
Shares of beneficial interest                                    76,157,829
===========================================================================
  Total net assets                                              $76,392,174
___________________________________________________________________________
===========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund did not have a capital loss carryforward as of August 31, 2006.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the period March 31, 2006 (date operations commenced) to August 31, 2006 was $75,588,373 and $762,465, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $854,046
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (796,325)
==============================================================================
Net unrealized appreciation of investment securities                $ 57,721
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $75,995,063.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of costs incurred during the startup period of the Funds on August 31, 2006, undistributed net investment income was increased by $41,534 and shares of beneficial interest decreased by $41,534. This reclassification had no effect on the net assets of the Fund.

AIM Structured Value Fund

NOTE 10--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are sold without a sales charge. In addition, under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.


                            CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------
                                                                MARCH 31, 2006 (DATE
                                                              OPERATIONS COMMENCED) TO
                                                                 AUGUST 31, 2006(a)
                                                              ------------------------
                                                               SHARES        AMOUNT
--------------------------------------------------------------------------------------
Sold:
  Class A                                                        83,321    $   836,451
--------------------------------------------------------------------------------------
  Class B                                                        76,011        762,735
--------------------------------------------------------------------------------------
  Class C                                                        60,787        607,944
--------------------------------------------------------------------------------------
  Class R                                                        60,001        600,010
--------------------------------------------------------------------------------------
  Institutional Class                                         7,036,482     73,435,376
======================================================================================
Reacquired:
  Class A                                                        (1,310)       (13,241)
--------------------------------------------------------------------------------------
  Class B                                                           (50)          (500)
--------------------------------------------------------------------------------------
  Institutional Class                                            (2,807)       (29,412)
======================================================================================
                                                              7,312,435    $76,199,363
______________________________________________________________________________________
======================================================================================

(a) 90% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other funds that are also advised by AIM.

NOTE 11--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

AIM Structured Value Fund


NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights of the Fund outstanding throughout the periods indicated.

                                                                                                                  INSTITUTIONAL
                                  CLASS A                CLASS B             CLASS C             CLASS R              CLASS
                              ----------------       ----------------    ----------------    ----------------    ----------------
                               MARCH 31, 2006         MARCH 31, 2006      MARCH 31, 2006      MARCH 31, 2006      MARCH 31, 2006
                              (DATE OPERATIONS       (DATE OPERATIONS    (DATE OPERATIONS    (DATE OPERATIONS    (DATE OPERATIONS
                               COMMENCED) TO          COMMENCED) TO       COMMENCED) TO       COMMENCED) TO       COMMENCED) TO
                                 AUGUST 31,             AUGUST 31,          AUGUST 31,          AUGUST 31,          AUGUST 31,
                                    2006                   2006                2006                2006                2006
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                        $10.00                 $10.00              $10.00              $10.00             $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income(a)           0.20                   0.16                0.16                0.18                0.21
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities
    (both realized and
    unrealized)                      0.24                   0.24                0.24                0.24                0.24
=================================================================================================================================
    Total from investment
      operations                     0.44                   0.40                0.40                0.42                0.45
=================================================================================================================================
Net asset value, end of
  period                           $10.44                 $10.40              $10.40              $10.42             $ 10.45
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                      4.40%                  4.00%               4.00%               4.20%               4.50%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                   $  856                 $  790              $  632              $  625             $73,488
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense
    reimbursements(c)                1.03%                  1.78%               1.78%               1.28%               0.77%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense
    reimbursements(c)                5.80%                  6.55%               6.55%               6.05%               5.50%
=================================================================================================================================
Ratio of net investment
  income to average net
  assets(c)                          4.59%                  3.84%               3.84%               4.34%               4.85%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)              5%                     5%                  5%                  5%                  5%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, where applicable, and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $700,609, $642,499, $609,523, $603,053 and $4,379,570 for Class A, Class B, Class
     C, Class R and Institutional Class shares, respectively.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State Auditor -Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose

AIM Structured Value Fund
monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;



    - that certain AIM Funds inadequately employed fair value pricing;



    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and



    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).



    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Structured Value Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Counselor Series Trust and Shareholders of AIM Structured Value Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Structured Value Fund (one of the funds constituting AIM Counselor Series Trust, hereafter referred to as the "Fund") at August 31, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the period March 31, 2006 (date operations commenced) through August 31, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 26, 2006
Houston, Texas

AIM Structured Value Fund

TAX DISCLOSURES

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended May 31, 2006, and August 31, 2006 are 1.34% and 1.65%, respectively.

AIM Structured Value Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Counselor Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     2003           Director and Chairman, A I M Management    None
   Trustee and Vice Chair                         Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

   Philip A. Taylor(2) -- 1954     2006           Director, Chief Executive Officer and      None
   Trustee, President and                         President, A I M Management Group Inc.,
   Principal                                      AIM Mutual Fund Dealer Inc., AIM Funds
   Executive Officer                              Management Inc. and 1371 Preferred Inc.;
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc. and AIM
                                                  GP Canada Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc.; Director, President
                                                  and Chairman, AVZ Callco Inc.; AMVESCAP
                                                  Inc. and AIM Canada Holdings Inc.;
                                                  Director and Chief Executive Officer,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; Trustee,
                                                  President and Principal Executive
                                                  Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and Trustee
                                                  and Executive Vice President, The AIM
                                                  Family of Funds--Registered Trademark--
                                                  (AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust only)
                                                  Formerly: President and Principal
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       2003           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            1983           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2003           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2000           Founder, Green, Manning & Bunch Ltd.,      None
   Trustee                                        (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2003           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          2003           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.

                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         2003           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      2003           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        2003           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              1997           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel, Jr. -- 1944    2005           Retired                                    Director, Mainstay VP Series
   Trustee                                                                                   Funds, Inc. (21 portfolios)
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Structured Value Fund



The address of each trustee and officer of AIM Counselor Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIP(S)
TRUST                              SINCE          DURING PAST 5 YEARS                       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Senior Vice President and Senior Officer  N/A
   Senior Vice President and                      of The AIM Family of Funds--Registered
   Senior Officer                                 Trademark--
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------

   John M. Zerr -- 1962            2006           Director, Senior Vice President,          N/A
   Senior Vice President, Chief                   Secretary and General Counsel, A I M
   Legal Officer and Secretary                    Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director, Vice President
                                                  and Secretary, INVESCO Distributors,
                                                  Inc.; Vice President and Secretary,
                                                  A I M Capital Management, Inc., AIM
                                                  Investment Services, Inc., and Fund
                                                  Management Company; Senior Vice
                                                  President and Secretary, A I M
                                                  Distributors, Inc.; Director, INVESCO
                                                  Funds Group Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Global Compliance Director, AMVESCAP      N/A
   Vice President                                 PLC; and Vice President of The AIM
                                                  Family of Funds--Registered Trademark--

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and The AIM Family
                                                  of Funds--Registered Trademark--; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Vice President, AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company; Senior Vice
                                                  President and Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; and Senior Vice President
                                                  and Compliance Director, Delaware
                                                  Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Senior Vice President and General
   Vice President                                 Counsel, AMVESCAP PLC; Director, INVESCO
                                                  Funds Group, Inc.; and Vice President of
                                                  The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Director, General Counsel, and  N/A
                                                  Vice President Fund Management Company;
                                                  Director, Senior Vice President,
                                                  Secretary and General Counsel, A I M
                                                  Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--; Chief
                                                  Executive Officer and President, INVESCO
                                                  Funds Group, Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc. and Liberty Funds Group,
                                                  LLC
------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M  N/A
   Vice President, Principal                      Advisors, Inc.; and Vice President,
   Financial Officer and                          Treasurer and Principal Officer of The
   Treasurer                                      AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief           N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, Senior Vice
                                                  President and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       2005           Director of Cash Management, Managing     N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and The AIM Family of
                                                  Funds--Registered Trademark--
------------------------------------------------------------------------------------------------------------------------------

   Todd L. Spillane -- 1958        2006           Senior Vice President, A I M Management   N/A
   Chief Compliance Officer                       Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND           INVESTMENT ADVISOR       DISTRIBUTOR             AUDITORS                SUB-ADVISOR
11 Greenway Plaza            A I M Advisors, Inc.     A I M Distributors,     PricewaterhouseCoopers  INVESCO Institutional (N.A.)
Suite 100                    11 Greenway Plaza        Inc.                    LLP                     One Midtown Plaza
Houston, TX 77046-1173       Suite 100                11 Greenway Plaza       1201 Louisiana Street   1360 Peachtree Street, N.E.
                             Houston, TX 77046-1173   Suite 100               Suite 2900              Suite 100
                                                      Houston, TX 77046-1173  Houston, TX 77002-5678  Atlanta, GA 30309-3262

COUNSEL TO THE FUND          COUNSEL TO THE           TRANSFER AGENT          CUSTODIAN
Ballard Spahr                INDEPENDENT TRUSTEES     AIM Investment          State Street Bank and
Andrews & Ingersoll, LLP     Kramer, Levin, Naftalis  Services, Inc.          Trust Company
1735 Market Street, 51st     & Frankel LLP            P.O. Box 4739           225 Franklin Street
Floor                        1177 Avenue of the       Houston, TX 77210-4739  Boston, MA 02110-2801
Philadelphia, PA 19103-7599  Americas
                             New York, NY 10036-2714

            DOMESTIC EQUITY                        INTERNATIONAL/GLOBAL EQUITY                          FIXED INCOME

AIM Basic Balanced Fund*                     AIM Asia Pacific Growth Fund                 TAXABLE
AIM Basic Value Fund                         AIM China Fund
AIM Capital Development Fund                 AIM Developing Markets Fund                  AIM Enhanced Short Bond Fund
AIM Charter Fund                             AIM European Growth Fund                     AIM Floating Rate Fund
AIM Constellation Fund                       AIM European Small Company Fund(1)           AIM High Yield Fund
AIM Diversified Dividend Fund                AIM Global Aggressive Growth Fund            AIM Income Fund
AIM Dynamics Fund                            AIM Global Equity Fund                       AIM Intermediate Government Fund
AIM Large Cap Basic Value Fund               AIM Global Growth Fund                       AIM International Bond Fund
AIM Large Cap Growth Fund                    AIM Global Value Fund                        AIM Limited Maturity Treasury Fund
AIM Mid Cap Basic Value Fund                 AIM Japan Fund                               AIM Money Market Fund
AIM Mid Cap Core Equity Fund(1)              AIM International Core Equity Fund           AIM Short Term Bond Fund
AIM Opportunities I Fund                     AIM International Growth Fund                AIM Total Return Bond Fund
AIM Opportunities II Fund                    AIM International Small Company Fund(1)      Premier Portfolio
AIM Opportunities III Fund                   AIM Trimark Fund                             Premier U.S. Government Money Portfolio
AIM S&P 500 Index Fund
AIM Select Equity Fund                                                                    TAX-FREE
AIM Small Cap Equity Fund                                 SECTOR EQUITY
AIM Small Cap Growth Fund                                                                 AIM High Income Municipal Fund(1)
AIM Structured Core Fund                     AIM Advantage Health Sciences Fund           AIM Municipal Bond Fund
AIM Structured Growth Fund                   AIM Energy Fund                              AIM Tax-Exempt Cash Fund
AIM Structured Value Fund                    AIM Financial Services Fund                  AIM Tax-Free Intermediate Fund
AIM Summit Fund                              AIM Global Health Care Fund                  Premier Tax-Exempt Portfolio
AIM Trimark Endeavor Fund                    AIM Global Real Estate Fund
AIM Trimark Small Companies Fund             AIM Gold & Precious Metals Fund                        ALLOCATION SOLUTIONS
                                             AIM Leisure Fund
                                             AIM Multi-Sector Fund                        AIM Conservative Allocation Fund
                                             AIM Real Estate Fund(1)                      AIM Growth Allocation Fund
                                             AIM Technology Fund                          AIM Moderate Allocation Fund
                                             AIM Utilities Fund                           AIM Moderate Growth Allocation Fund
                                                                                          AIM Moderately Conservative Allocation
                                                                                          Fund

                                                                                                  DIVERSIFIED PORTFOLIOS

                                                                                          AIM Income Allocation Fund
                                                                                          AIM International Allocation Fund

                                             ==============================================================================
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
                                             FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                             FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                             ==============================================================================

*Domestic equity and income fund

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

   If used after January 20, 2007, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $429 billion in assets under management. Data as of August 31, 2006.

AIMinvestments.com                  SVAL-AR-1           A I M Distributors, Inc.

                        YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash                        [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management                        --Registered Trademark--
                               Plans    Accounts
------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

     As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). The Code was amended in September, 2006, to (i) remove individuals listed in Exhibit A and any references to Exhibit A thus allowing for future flexibility and (ii) remove ambiguities found in the second paragraph of Section III. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Prema Mathai-Davis. Dr. Mathai-Davis is "independent" within the meaning of that term as used in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

FEES BILLED BY PWC RELATED TO THE REGISTRANT

     PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

                                            Percentage of Fees
                                            Billed Applicable                            Percentage of Fees
                                               to Non-Audit                             Billed Applicable to
                                            Services Provided                            Non-Audit Services
                       Fees Billed for     for fiscal year end                           Provided for fiscal
                      Services Rendered      2006 Pursuant to       Fees Billed for         year end 2005
                      to the Registrant         Waiver of        Services Rendered to    Pursuant to Waiver
                     for fiscal year end       Pre-Approval       the Registrant for       of Pre-Approval
                             2006             Requirement(1)     fiscal year end 2005      Requirement(1)
                     -------------------   -------------------   --------------------   --------------------
Audit Fees                 $220,075                N/A                  $71,609                 N/A
Audit-Related Fees         $      0                  0%                 $     0                   0%
Tax Fees(2)                $ 41,929                  0%                 $15,082                   0%
All Other Fees             $      0                  0%                 $     0                   0%
                           --------                                     -------
Total Fees                 $262,004                  0%                 $86,691                   0%

PWC billed the Registrant aggregate non-audit fees of $41,929 for the fiscal year ended 2006, and $15,082 for the fiscal year ended 2005, for non-audit services rendered to the Registrant.

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2) Tax fees for the fiscal year end August 31, 2006 includes fees billed for reviewing tax returns and consultation services. Tax fees for fiscal year end August 31, 2005 includes fees billed for reviewing tax returns.

FEES BILLED BY PWC RELATED TO AIM AND AIM AFFILIATES

     PWC billed AIM Advisors, Inc. ("AIM"), the Registrant's adviser, and any entity controlling, controlled by or under common control with AIM that provide ongoing services to the Registrant ("AIM Affiliates") aggregate fees for pre-approved non-audit services rendered to AIM and AIM Affiliates for the last two fiscal years as follows:

                        Fees Billed for                               Fees Billed for
                      Non-Audit Services     Percentage of Fees     Non-Audit Services      Percentage of Fees
                      Rendered to AIM and   Billed Applicable to    Rendered to AIM and    Billed Applicable to
                      AIM Affiliates for    Non-Audit Services      AIM Affiliates for      Non-Audit Services
                     fiscal year end 2006   Provided for fiscal    fiscal year end 2005    Provided for fiscal
                      That Were Required        year end 2006       That Were Required        year end 2005
                      to be Pre-Approved     Pursuant to Waiver     to be Pre-Approved    Pursuant to Waiver of
                     by the Registrant's       of Pre-Approval      by the Registrant's        Pre-Approval
                        Audit Committee        Requirement(1)         Audit Committee         Requirement(1)
                     --------------------   --------------------   --------------------   ---------------------
Audit-Related Fees            $0                     0%                     $0                      0%
Tax Fees                      $0                     0%                     $0                      0%
All Other Fees                $0                     0%                     $0                      0%
                             ---                                           ---
Total Fees(2)                 $0                     0%                     $0                      0%

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provide is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, AIM and AIM Affiliates to PWC during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2) Including the fees for services not required to be pre-approved by the registrant's audit committee, PWC billed AIM and AIM Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2006, and $0 for the fiscal year ended 2005, for non-audit services rendered to AIM and AIM Affiliates.

     The Audit Committee also has considered whether the provision of non-audit services that were rendered to AIM and AIM Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC's independence.

                  PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                           the AIM Funds (the "Funds")
                         Last Amended September 18, 2006

STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Trustees (the "Board") are responsible for the appointment, compensation and oversight of the work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees ("general pre-approval") or require the specific pre-approval of the Audit Committees ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor's independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

DELEGATION

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Trustees. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next quarterly meeting.

AUDIT SERVICES

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant either general or specific pre-approval of other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

NON-AUDIT SERVICES

The Audit Committees may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.

AUDIT-RELATED SERVICES

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.

TAX SERVICES

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

     1. Describe in writing to the Audit Committees, which writing may be in the form of the proposed engagement letter:

               a. The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

               b. Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

     2. Discuss with the Audit Committees the potential effects of the services on the independence of the Auditor; and

     3.   Document the substance of its discussion with the Audit Committees.

ALL OTHER AUDITOR SERVICES

The Audit Committees may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

PRE-APPROVAL FEE LEVELS OR ESTABLISHED AMOUNTS

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

PROCEDURES

On an annual basis, A I M Advisors, Inc. ("AIM") will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committees will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committees the potential effects of the services on the Auditor's independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.

EXHIBIT 1 TO PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES POLICIES AND
PROCEDURES

CONDITIONALLY PROHIBITED NON-AUDIT SERVICES (NOT PROHIBITED IF THE FUND CAN REASONABLY CONCLUDE THAT THE RESULTS OF THE SERVICE WOULD NOT BE SUBJECT TO AUDIT PROCEDURES IN CONNECTION WITH THE AUDIT OF THE FUND'S FINANCIAL STATEMENTS)

     - Bookkeeping or other services related to the accounting records or financial statements of the audit client

     -    Financial information systems design and implementation

     - Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

     -    Actuarial services

     -    Internal audit outsourcing services

CATEGORICALLY PROHIBITED NON-AUDIT SERVICES

     -    Management functions

     -    Human resources

     -    Broker-dealer, investment adviser, or investment banking services

     -    Legal services

     -    Expert services unrelated to the audit

     -    Any service or product provided for a contingent fee or a commission

     - Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

     - Tax services for persons in financial reporting oversight roles at the Fund

     - Any other service that the Public Company Oversight Board determines by regulation is impermissible.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

          Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

          Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          None

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of September 15, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 15, 2006, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)  Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)  Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Counselor Series Trust


By: /s/ PHILIP A. TAYLOR
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: November 8, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ PHILIP A. TAYLOR
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: November 8, 2006


By: /s/ SIDNEY M. DILGREN
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: November 8, 2006

                                  EXHIBIT INDEX


12(a)(1) Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.